Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)
Argentina – 1.1%
Grupo Financiero Galicia S.A. ADR* †	36,038	$1,803
Vista Energy S.A.B. de C.V. ADR*	2,270	145
YPF S.A. ADR*	13,767	626
		2,574
Australia – 0.5%
Anglogold Ashanti PLC	14,239	1,152
Austria – 0.2%
Erste Group Bank A.G.	3,468	465
Brazil – 3.6%
Azzas 2154 S.A.	124,900	432
B3 S.A. - Brasil Bolsa Balcao*	102,100	287
Banco BTG Pactual S.A.*	53,100	559
Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	81,604	470
Embraer S.A.	63,700	1,011
MercadoLibre, Inc.*	1,287	2,185
NU Holdings Ltd., Class A*	11,025	147
Raia Drogasil S.A.	350,779	1,139
TOTVS S.A.*	199,913	1,110
Vale S.A. ADR	50,847	765
		8,105
Chile – 0.4%
Antofagasta PLC	18,085	918
China – 14.1%
Alibaba Group Holding Ltd.	39,500	472
Aluminum Corp. of China Ltd., Class A	528,575	640
Baidu, Inc., Class A*	13,800	197
BYD Co. Ltd., Class H	104,872	971
China Construction Bank Corp., Class H	2,117,674	2,182
China Life Insurance Co. Ltd., Class H	494,558	1,692
China Merchants Bank Co. Ltd., Class H	58,500	336
China Petroleum & Chemical Corp., Class H	1,241,664	634
Contemporary Amperex Technology Co. Ltd., Class A	44,119	2,565
Haier Smart Home Co. Ltd., Class A	394,021	1,188
Han's Laser Technology Industry Group Co. Ltd., Class A	23,000	513
Hansoh Pharmaceutical Group Co. Ltd.	246,583	933
Innovent Biologics, Inc.*	44,000	448
Jiangsu Hengli Hydraulic Co. Ltd., Class A	43,500	694
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
China – 14.1%continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	35,000	$259
Leader Harmonious Drive Systems Co. Ltd., Class A	12,547	777
Li Ning Co. Ltd.	38,700	73
Luxshare Precision Industry Co. Ltd., Class A	184,416	1,946
PICC Property & Casualty Co. Ltd., Class H	304,678	559
Piotech, Inc., Class A	7,300	940
Remegen Co. Ltd., Class H*	9,400	89
Sany Heavy Industry Co. Ltd., Class A	308,367	788
Shangri-La Asia Ltd.	70,000	36
Shenzhen Inovance Technology Co. Ltd., Class A	116,799	1,147
Sieyuan Electric Co. Ltd., Class A	11,900	305
Tencent Holdings Ltd.	85,193	4,695
Topsports International Holdings Ltd.	813,868	181
Weichai Power Co. Ltd., Class H	268,000	1,177
WuXi AppTec Co. Ltd., Class H	96,222	1,892
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	18,500	613
Yum China Holdings, Inc.	44,641	1,824
Zijin Mining Group Co. Ltd., Class A	277,725	1,031
		31,797
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	632,607	1,642
Greece – 1.3%
Eurobank S.A.	254,144	1,215
National Bank of Greece S.A.	94,111	1,627
		2,842
Guatemala – 0.3%
Millicom International Cellular S.A.	6,510	591
Hong Kong – 0.3%
AIA Group Ltd.	44,400	407
Hong Kong Exchanges & Clearing Ltd.	6,800	316
		723
Hungary – 1.4%
OTP Bank Nyrt.	13,822	2,043
Richter Gedeon Nyrt.	30,687	1,188
		3,231
India – 7.2%
Bajaj Finance Ltd.	29,895	319
NORTHERN FUNDS QUARTERLY REPORT  1 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
India – 7.2%continued
Bharat Electronics Ltd.	112,629	$491
Bharat Forge Ltd.	28,750	655
BSE Ltd.*	12,841	529
HDFC Bank Ltd.	227,573	1,925
HDFC Bank Ltd. ADR	24,802	641
Hero MotoCorp Ltd.	39,781	2,026
Hitachi Energy India Ltd.	1,982	737
ICICI Bank Ltd.	83,348	1,214
Infosys Ltd.	2,826	30
JK Cement Ltd.	10,516	608
Larsen & Toubro Ltd.	41,309	1,820
Mahindra & Mahindra Ltd.	9,142	299
Radico Khaitan Ltd.	10,186	427
Siemens Energy India Ltd.	17,149	670
State Bank of India	107,806	1,179
Tata Consultancy Services Ltd.	91,636	1,976
TVS Motor Co. Ltd.	18,058	665
		16,211
Indonesia – 2.1%
Astra International Tbk PT	3,774,554	954
Bank Central Asia Tbk PT	9,361,331	2,916
Telkom Indonesia Persero Tbk PT	6,132,100	813
		4,683
Japan – 0.5%
Komatsu Ltd.	29,629	1,160
Malaysia – 0.3%
CIMB Group Holdings Bhd.	377,334	688
Mexico – 4.7%
America Movil S.A.B. de C.V. ADR	143,656	3,734
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,390	945
Grupo Financiero Banorte S.A.B. de C.V., Class O	239,704	2,538
Southern Copper Corp.	4,450	775
Wal-Mart de Mexico S.A.B. de C.V.	859,567	2,520
		10,512
Peru – 3.6%
Cia de Minas Buenaventura S.A.A. ADR	68,882	2,017
Credicorp Ltd.	15,934	6,208
		8,225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Philippines – 0.3%
International Container Terminal Services, Inc.	41,620	$608
Saudi Arabia – 1.4%
Al Rajhi Bank	66,320	1,164
Saudi Arabian Oil Co.	219,605	1,525
Saudi Basic Industries Corp.	36,200	497
		3,186
South Africa – 5.3%
Bid Corp. Ltd.	44,603	1,217
Bidvest Group Ltd.	128,448	1,881
Capitec Bank Holdings Ltd.	2,260	655
FirstRand Ltd.	214,682	1,273
Gold Fields Ltd.	22,052	740
Impala Platinum Holdings Ltd.	45,846	479
MTN Group Ltd.	132,414	1,843
Standard Bank Group Ltd.	88,569	1,745
Valterra Platinum Ltd.	30,584	2,051
		11,884
South Korea – 19.8%
APR Corp.	2,805	702
Hanwha Aerospace Co. Ltd.	539	347
HD Hyundai Electric Co. Ltd.	1,649	1,045
HD Hyundai Heavy Industries Co. Ltd.	2,144	824
Hyosung Heavy Industries Corp.	94	211
Hyundai Mobis Co. Ltd.	1,522	495
Hyundai Motor Co.	13,325	4,290
Hyundai Rotem Co. Ltd.	5,800	648
KB Financial Group, Inc.	3,862	397
NC Corp.	6,696	1,121
Samsung Electronics Co. Ltd.	104,073	22,752
Samsung Life Insurance Co. Ltd.	1,842	481
Samsung Securities Co. Ltd.	3,616	255
Shinhan Financial Group Co. Ltd.	5,041	312
SK hynix, Inc.	6,086	10,738
		44,618
Taiwan – 21.7%
Accton Technology Corp.	19,600	1,550
ASE Technology Holding Co. Ltd.	88,758	1,917
ASPEED Technology, Inc.	3,660	1,914
Cathay Financial Holding Co. Ltd.	239,000	743
Chroma ATE, Inc.	3,460	237
Delta Electronics, Inc.	57,308	3,547
Elite Material Co. Ltd.	10,350	1,771
EQUITY FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Taiwan – 21.7%continued
eMemory Technology, Inc.	6,697	$621
Fubon Financial Holding Co. Ltd.	189,000	771
Globalwafers Co. Ltd.	91,000	2,943
Hiwin Technologies Corp.	75,893	783
Hon Hai Precision Industry Co. Ltd.	444,296	3,562
Hon Precision, Inc.	3,280	678
MediaTek, Inc.	27,180	3,711
Taiwan Semiconductor Manufacturing Co. Ltd.	266,392	20,456
Unimicron Technology Corp.	7,600	259
Wiwynn Corp.	2,570	377
Yageo Corp.	62,068	2,245
Yuanta Financial Holding Co. Ltd.	382,000	794
		48,879
Thailand – 0.1%
Advanced Info Service PCL NVDR	24,800	275
Turkey – 1.1%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	114,788	849
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	175,095	1,039
Yapi ve Kredi Bankasi A.S.*	565,961	488
		2,376
United Arab Emirates – 2.1%
Adnoc Gas PLC	876,362	821
Emaar Properties PJSC	1,171,500	3,837
		4,658
United States – 0.3%
Tenaris S.A. ADR†	11,092	615
Total Common Stocks
(Cost $134,733)		212,618

PREFERRED STOCKS – 2.1% (1)
Brazil – 2.1%
Banco Bradesco S.A.*	132,600	464
Itau Unibanco Holding S.A., 4.30%(2)	94,425	773
Itau Unibanco Holding S.A. ADR, 4.00%(2)	431,512	3,526
		4,763
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.1% (1)continued
India – 0.0%
TVS Motor Co. Ltd.*	40,720	$4
Total Preferred Stocks
(Cost $2,946)		4,767

INVESTMENT COMPANIES – 4.0%
iShares Core S&P 500 ETF	3,000	2,247
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(3) (4) (5)	1,208,000	1,208
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	5,621,197	5,621
Total Investment Companies
(Cost $8,964)		9,076

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.60%, 10/15/26(6) (7)	$140	$138
Total Short-Term Investments
(Cost $139)		138

Total Investments – 100.6%
(Cost $146,782)		226,599
Liabilities less Other Assets – (0.6%)		(1,320)
Net Assets – 100.0%		$225,279

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

NORTHERN FUNDS QUARTERLY REPORT  3 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	54	$4,745	Long	9/26	$13
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	38.3%
Financials	22.0
Industrials	10.1
Consumer Discretionary	6.9
Communication Services	6.0
Materials	5.2
Consumer Staples	3.1
Energy	2.0
Health Care	2.0
Real Estate	1.7
Utilities	0.2
Short-Term Investments	3.1
Total Investments	100.6
Liabilities less Other Assets	(0.6)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$2,574	$—	$—	$2,574
Australia	1,152	—	—	1,152
Brazil	8,105	—	—	8,105
China	1,824	29,973	—	31,797
Egypt	1,642	—	—	1,642
Guatemala	591	—	—	591
India	641	15,570	—	16,211
Mexico	10,512	—	—	10,512
Peru	8,225	—	—	8,225
United States	615	—	—	615
All Other Countries(1)	—	131,194	—	131,194
Total Common Stocks	35,881	176,737	—	212,618
Preferred Stocks(1)	4,767	—	—	4,767
Investment Companies	9,076	—	—	9,076
Short-Term Investments	—	138	—	138
Total Investments	$49,724	$176,875	$—	$226,599
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$—	$—	$13

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$4,308	$5,736	$8,836	$1,208	1,208,000	$2 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,385	30,997	29,761	5,621	5,621,197	54
Total	$8,693	$36,733	$38,597	$6,829	6,829,197	$56

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  5 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)
Australia – 1.1%
Ansell Ltd.	16,481	$363
Aristocrat Leisure Ltd.	18,127	772
Bendigo & Adelaide Bank Ltd.	41,431	303
Charter Hall Group	26,606	423
Magellan Financial Group Ltd.	46,417	313
Medibank Pvt Ltd.	99,659	343
OceanaGold Corp.	33,826	848
Orica Ltd.	31,571	519
Paladin Energy Ltd.*	39,674	258
Ramelius Resources Ltd.	279,141	567
Rio Tinto Ltd.	3,952	471
Sandfire Resources Ltd.*	48,108	646
Suncorp Group Ltd.	53,176	710
Superloop Ltd.*	105,792	243
Ventia Services Group Pty. Ltd.	98,098	422
Whitehaven Coal Ltd.	47,885	252
		7,453
Austria – 0.6%
ams-OSRAM A.G.*	13,450	291
BAWAG Group A.G.	5,242	1,051
DO & CO A.G.	992	246
Erste Group Bank A.G.	13,926	1,866
Mondi PLC	75,491	685
		4,139
Belgium – 0.9%
Ageas S.A./N.V.	16,737	1,339
Anheuser-Busch InBev S.A./N.V.	11,260	928
Colruyt Group N.V	5,502	226
KBC Group N.V.	8,706	1,188
Proximus S.A.DP	37,001	248
Syensqo S.A.	18,977	1,401
Umicore S.A.	31,507	735
		6,065
Brazil – 1.2%
Ambev S.A.	461,595	1,456
Lojas Renner S.A.*	245,678	703
Natura Cosmeticos S.A.*	397,944	668
NU Holdings Ltd., Class A*	212,466	2,838
Suzano S.A.	118,510	914
Telefonica Brasil S.A.*	129,166	850
Ultrapar Participacoes S.A.	94,076	475
		7,904
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Canada – 3.9%
Aritzia, Inc.*	5,518	$608
Atco Ltd., Class I	9,282	485
Barrick Mining Corp.	25,117	924
Bird Construction, Inc.	9,494	433
Boardwalk Real Estate Investment Trust	6,754	308
Canadian Natural Resources Ltd.	69,542	2,752
Canadian Pacific Kansas City Ltd.	17,825	1,545
Canadian Pacific Kansas City Ltd. (New York Exchange)	50,278	4,357
Canadian Tire Corp. Ltd., Class A	4,818	664
CES Energy Solutions Corp.	34,961	408
Colliers International Group, Inc.	1,765	166
DPM Metals, Inc.	33,595	1,091
Empire Co. Ltd., Class A	9,476	332
Enerflex Ltd.	26,123	642
Extendicare, Inc.	11,128	275
Finning International, Inc.	11,640	822
Gildan Activewear, Inc.	4,591	237
Headwater Exploration, Inc.	61,940	517
Hudbay Minerals, Inc.	30,754	726
Kinaxis, Inc.*	2,419	260
Maple Leaf Foods, Inc.	17,499	376
Methanex Corp.	10,074	465
Northland Power, Inc.	18,210	287
Nutrien Ltd.	16,344	1,029
Quebecor, Inc., Class B	11,397	544
Royal Bank of Canada	2,787	577
Stantec, Inc.	9,156	631
TC Energy Corp.	48,759	3,229
Toronto-Dominion Bank (The)	8,301	1,009
Vermilion Energy, Inc.	34,529	323
Whitecap Resources, Inc.	70,270	730
		26,752
China – 1.8%
Alibaba Group Holding Ltd.	49,844	596
Baidu, Inc., Class A*	82,267	1,171
BOC Aviation Ltd.	86,500	900
China Mengniu Dairy Co. Ltd.	455,632	938
Contemporary Amperex Technology Co. Ltd., Class A	62,374	3,624
DiDi Global, Inc. ADR*	219,248	734
JD.com, Inc., Class A	65,927	839
EQUITY FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
China – 1.8%continued
Nexteer Automotive Group Ltd.	414,000	$202
Tencent Holdings Ltd.	58,430	3,220
		12,224
Congo, The Democ. Rep. of – 0.0%
Helios Towers PLC*	84,762	225
Denmark – 0.9%
Demant A/S* †	7,204	295
FLSmidth & Co. A/S	5,333	390
ISS A/S	10,011	410
Jyske Bank A/S (Registered)	3,495	505
Netcompany Group A/S* †	5,258	240
Novo Nordisk A/S, Class B	64,756	3,107
Royal Unibrew A/S	3,965	262
Tryg A/S	50,429	1,148
		6,357
Finland – 0.6%
Hiab OYJ	4,304	273
Konecranes OYJ	19,133	588
Nokia OYJ	92,151	1,220
Nordea Bank Abp	43,023	815
Orion OYJ, Class B	3,669	302
Stora Enso OYJ (Registered)	69,102	737
		3,935
France – 9.3%
Alstom S.A.*	229,535	3,994
Arkema S.A.	11,414	720
AXA S.A.	52,811	2,647
Ayvens S.A.	23,507	310
BNP Paribas S.A.	48,286	5,644
Capgemini S.E.	2,104	212
Carrefour S.A.	71,530	1,329
Cie de Saint-Gobain S.A.	53,462	4,840
Covivio S.A./France	6,118	375
Danone S.A.	8,334	683
Eiffage S.A.	3,509	518
Elis S.A.	15,828	490
Engie S.A.	77,302	2,437
Exosens SAS	3,559	232
Gaztransport Et Technigaz S.A.	1,948	413
Ipsen S.A.	2,521	486
Kering S.A.	21,812	6,202
Klepierre S.A.	13,496	564
LVMH Moet Hennessy Louis Vuitton S.E.	4,598	2,546
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
France – 9.3%continued
Nexans S.A.	1,514	$252
Orange S.A.	133,044	2,510
Renault S.A.	31,901	915
Safran S.A.	18,571	7,342
SCOR S.E.	7,091	257
Societe Generale S.A.	117,565	10,410
Sodexo S.A.	10,522	609
Sopra Steria Group	1,703	272
SPIE S.A.	10,063	580
TotalEnergies S.E.	51,345	3,989
Valeo S.E.	45,842	673
Vallourec S.A.CA	9,872	230
Vinci S.A.	5,422	793
Virbac S.A.CA	632	240
		63,714
Germany – 7.7%
Aumovio S.E.*	13,340	549
BASF S.E.	30,967	1,655
Bechtle A.G.	5,390	191
Beiersdorf A.G.	14,251	1,227
Bilfinger S.E.	3,076	282
Brenntag S.E.	10,947	665
Continental A.G.	10,162	838
Daimler Truck Holding A.G.	56,053	2,703
Deutsche Bank A.G. (Registered)	70,417	2,384
Deutsche Boerse A.G.	9,087	2,480
Deutsche Lufthansa A.G. (Registered)	169,869	1,944
Deutsche Telekom A.G. (Registered)	114,832	3,130
Deutz A.G.	23,337	233
E.ON S.E.	17,825	368
Evonik Industries A.G.	52,443	952
Freenet A.G.	7,923	204
Fresenius S.E. & Co. KGaA	33,265	1,519
GEA Group A.G.	5,460	374
Infineon Technologies A.G.	26,062	2,433
Mercedes-Benz Group A.G.	8,886	446
Nordex S.E.*	11,683	617
Rational A.G.	341	250
RTL Group S.A.†	7,959	283
SAP S.E.	28,350	4,342
Scout24 S.E.	4,905	406
Siemens A.G. (Registered)	12,214	3,925
Siemens Energy A.G.	77,136	14,619
SUSS MicroTec S.E.	4,751	505
NORTHERN FUNDS QUARTERLY REPORT  7 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Germany – 7.7%continued
TAG Immobilien A.G.	26,139	$421
TUI A.G.	32,047	265
Wacker Chemie A.G.*	5,263	547
Zalando S.E.*	58,019	1,681
		52,438
Greece – 0.1%
Eurobank S.A.	169,400	810
National Bank of Greece S.A.	12,202	211
		1,021
Guatemala – 0.0%
Millicom International Cellular S.A.	3,042	276
Hong Kong – 1.0%
AIA Group Ltd.	41,800	384
ASMPT Ltd.	10,600	327
CK Asset Holdings Ltd.	178,618	1,011
HKT Trust & HKT Ltd.	503,000	748
Prudential PLC	302,009	4,022
Yue Yuen Industrial Holdings Ltd.	254,611	398
		6,890
India – 0.5%
Canara Bank	382,024	509
ICICI Bank Ltd. ADR	102,724	2,982
		3,491
Indonesia – 0.2%
Bank Mandiri Persero Tbk PT	2,484,700	536
Bank Negara Indonesia Persero Tbk PT	3,733,792	663
		1,199
Ireland – 1.1%
AIB Group PLC	134,808	1,608
AIB Group PLC (Irish Stock Exchange)	451	5
AIB Group PLC (London Exchange)	139,802	1,651
Bank of Ireland Group PLC	98,640	1,991
Cairn Homes PLC	143,728	406
Glanbia PLC	37,910	1,060
Kerry Group PLC, Class A	5,454	501
		7,222
Israel – 0.7%
Bank Leumi Le-Israel B.M.	17,631	394
Nice Ltd.*	2,990	270
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Israel – 0.7%continued
Phoenix Financial Ltd.	10,137	$562
Teva Pharmaceutical Industries Ltd. ADR*	108,210	3,666
		4,892
Italy – 3.0%
Azimut Holding S.p.A.	11,272	457
Banca Generali S.p.A.	6,780	505
Banca Monte dei Paschi di Siena S.p.A.	73,567	914
BPER Banca S.p.A.	102,014	1,601
De' Longhi S.p.A.	7,753	329
Enel S.p.A.	190,105	2,184
Eni S.p.A.	70,710	1,654
Generali†	16,752	816
Iren S.p.A.	112,946	320
Lottomatica Group S.p.A.	44,399	1,233
Maire S.p.A.	18,535	304
Prysmian S.p.A.	8,281	1,391
Reply S.p.A.	2,277	238
Ryanair Holdings PLC	22,841	715
UniCredit S.p.A.	90,964	8,138
		20,799
Ivory Coast – 0.1%
Endeavour Mining PLC	12,942	649
Japan – 12.7%
Advantest Corp.	19,200	3,903
Alfresa Holdings Corp.	25,713	343
Amada Co. Ltd.	26,700	493
Anritsu Corp.	19,600	538
ARCHION Corp.* †	68,404	122
Asahi Intecc Co. Ltd.	8,800	207
Azbil Corp.	27,200	290
BayCurrent, Inc.	8,500	317
BIPROGY, Inc.	22,900	602
Chiba Bank (The) Ltd.	118,370	1,800
Chugai Pharmaceutical Co. Ltd.	12,400	574
CKD Corp.	11,300	531
Credit Saison Co. Ltd.	18,100	491
CyberAgent, Inc.	40,100	342
Daiichi Sankyo Co. Ltd.	61,330	984
Dentsu Group, Inc.*	43,130	828
Eisai Co. Ltd.	27,406	693
FANUC Corp.	18,700	855
Food & Life Cos. Ltd.	12,000	359
EQUITY FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Japan – 12.7%continued
Fuji Corp.	12,700	$668
GLP J-REIT	382	323
GS Yuasa Corp.	14,500	581
H2O Retailing Corp.	8,600	151
Hakuhodo DY Holdings, Inc.	47,000	333
Hitachi Ltd.	28,200	784
Honda Motor Co. Ltd.	152,372	1,380
Horiba Ltd.	5,124	877
Ibiden Co. Ltd.	4,900	736
INFRONEER Holdings, Inc.	31,800	528
Isuzu Motors Ltd.	31,391	415
Japan Airlines Co. Ltd.	48,073	847
Japan Post Insurance Co. Ltd.	147,490	1,391
JGC Holdings Corp.	46,550	726
Kandenko Co. Ltd.	15,400	644
Kaneka Corp.	5,500	194
KDDI Corp.	134,700	2,272
Kinden Corp.	8,800	434
Koito Manufacturing Co. Ltd.	65,060	1,028
Kubota Corp.	104,040	1,742
Kuraray Co. Ltd.	50,550	519
Kyushu Electric Power Co., Inc.	27,600	279
Lion Corp.	8,000	84
Mebuki Financial Group, Inc.	90,400	795
Meidensha Corp.	6,000	366
Mitsubishi Estate Co. Ltd.	43,186	1,099
Mitsubishi Gas Chemical Co., Inc.	15,790	501
Mitsubishi Heavy Industries Ltd.	83,588	1,903
Mitsubishi UFJ Financial Group, Inc.	52,300	1,038
Mitsui E&S Co. Ltd.	8,500	217
Mitsui Fudosan Co. Ltd.	85,900	791
Mitsui Kinzoku Co. Ltd.	3,600	964
Morinaga Milk Industry Co. Ltd.	39,600	309
Nabtesco Corp.	9,200	296
Nexon Co. Ltd.	66,389	883
Nextage Co. Ltd.	11,500	290
NHK Spring Co. Ltd.	21,300	517
Nikon Corp.	34,266	481
Nintendo Co. Ltd.	23,527	988
Nippon Electric Glass Co. Ltd.	9,500	388
Nippon Shinyaku Co. Ltd.	7,300	181
Nippon Television Holdings, Inc.	18,392	316
Nissan Chemical Corp.	10,000	522
Nissan Motor Co. Ltd.*	232,518	432
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Japan – 12.7%continued
Nissui Corp.	47,500	$375
Nitto Boseki Co. Ltd.	14,500	393
Obic Co. Ltd.	20,000	469
Open House Group Co. Ltd.	20,800	1,084
Persol Holdings Co. Ltd.	399,010	608
Renesas Electronics Corp.	181,100	5,471
Resona Holdings, Inc.	157,547	2,055
Resorttrust, Inc.	22,800	244
Rinnai Corp.	22,398	491
Rohm Co. Ltd.†	59,380	1,989
Sankyu, Inc.	4,300	229
Santen Pharmaceutical Co. Ltd.	23,000	300
Sega Sammy Holdings, Inc.	44,640	605
Seria Co. Ltd.	10,400	233
Shizuoka Financial Group, Inc.	38,800	724
SMC Corp.	8,000	3,560
Sompo Holdings, Inc.	65,700	2,506
Sony Group Corp.	40,600	814
Stanley Electric Co. Ltd.	26,379	573
Subaru Corp.	46,712	688
Sumitomo Bakelite Co. Ltd.	7,600	353
Sumitomo Heavy Industries Ltd.	15,883	501
Sumitomo Mitsui Financial Group, Inc.	58,600	2,291
Sumitomo Mitsui Trust Group, Inc.	55,148	2,059
SWCC Corp.	5,300	449
Sysmex Corp.	115,540	1,051
T&D Holdings, Inc.	91,941	2,724
Taiheiyo Cement Corp.	20,291	496
Taiyo Yuden Co. Ltd.	6,000	760
Takeda Pharmaceutical Co. Ltd.	53,592	1,692
THK Co. Ltd.	12,636	578
Tokyo Ohka Kogyo Co. Ltd.	12,500	889
Tokyo Seimitsu Co. Ltd.	5,300	670
Tokyo Tatemono Co. Ltd.	14,800	300
Tokyu Fudosan Holdings Corp.	43,200	344
Toyo Suisan Kaisha Ltd.	14,900	953
Toyoda Gosei Co. Ltd.	13,600	432
Tsumura & Co.	10,100	231
Tsuruha Holdings, Inc.	70,195	888
UACJ Corp.	23,400	367
Yamaguchi Financial Group, Inc.	31,000	545
Yamato Holdings Co. Ltd.	51,640	584
Yokohama Rubber (The) Co. Ltd.	5,800	262
		87,315
NORTHERN FUNDS QUARTERLY REPORT  9 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,472,132	$1,913
Netherlands – 5.9%
ABN AMRO Bank N.V. - CVA	67,956	2,890
Adyen N.V.*	797	744
ASM International N.V.	3,199	3,662
ASML Holding N.V.	1,262	2,503
ASML Holding N.V. (Registered)	4,440	8,833
ASR Nederland N.V.	6,213	469
BE Semiconductor Industries N.V.	2,288	751
Euronext N.V.	9,829	1,573
Heineken N.V.	53,012	4,459
ING Groep N.V.	141,342	4,472
Koninklijke Heijmans N.V. - CVA	3,042	397
Koninklijke KPN N.V.	124,410	617
Koninklijke Philips N.V.	186,513	5,068
NN Group N.V.	34,459	3,019
Randstad N.V.†	20,818	600
SBM Offshore N.V.	8,681	300
		40,357
Norway – 0.1%
Kitron ASA	30,274	326
Salmar ASA	3,753	176
		502
Pakistan – 0.0%
VEON Ltd. ADR*	4,877	255
Russia – 0.0%
Gazprom PJSC ADR(2) (3) *	54,380	—
LUKOIL PJSC ADR(2) (3) *	4,766	—
Sberbank of Russia PJSC(2) (3)	186,456	—
		—
Singapore – 1.8%
iFAST Corp. Ltd.	42,900	294
Keppel DC REIT	170,900	297
Oversea-Chinese Banking Corp. Ltd.	65,300	1,256
SATS Ltd.	89,300	314
Sea Ltd. ADR*	77,913	7,466
Sheng Siong Group Ltd.	114,400	286
Singapore Exchange Ltd.	26,800	501
United Overseas Bank Ltd.	46,900	1,446
UOL Group Ltd.	52,800	390
		12,250
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
South Africa – 0.6%
Anglo American PLC	30,288	$1,483
MTN Group Ltd.	96,777	1,347
Old Mutual Ltd.	997,851	817
Scatec ASA*	24,014	236
		3,883
South Korea – 4.0%
Kolmar Korea Co. Ltd.*	797	51
Classys, Inc.	9,635	291
Coway Co. Ltd.	4,539	266
Daewoong Pharmaceutical Co. Ltd.	2,044	149
DL E&C Co. Ltd.	4,737	199
Han Kuk Carbon Co. Ltd.*	11,065	192
Hankook Tire & Technology Co. Ltd.	6,505	261
Hanwha Corp.	4,025	260
HD-Hyundai Marine Engine*	6,065	230
Hyundai Mobis Co. Ltd.	2,035	662
IsuPetasys Co. Ltd.	6,797	511
JB Financial Group Co. Ltd.	18,187	292
KB Financial Group, Inc.	12,820	1,318
KIWOOM Securities Co. Ltd.	1,507	337
KT Corp. ADR†	64,126	1,108
LEENO Industrial, Inc.	8,028	439
LG H&H Co. Ltd.	2,712	403
LG Innotek Co. Ltd.	1,149	741
LG Uplus Corp.	26,680	242
NC Corp.	1,452	243
Poongsan Corp.	5,583	232
Samsung E&A Co. Ltd.	16,690	517
Samsung Electronics Co. Ltd.	24,513	5,359
Sanil Electric Co. Ltd.	1,921	298
Shinhan Financial Group Co. Ltd.	34,758	2,154
Shinsegae, Inc.	917	449
SK hynix, Inc.	4,977	8,781
SK Telecom Co. Ltd.	12,851	736
WONIK IPS Co. Ltd.	4,460	493
Youngone Corp.	4,529	213
		27,427
Spain – 0.7%
Amadeus IT Group S.A.	6,302	362
ATALAYA MINING COPPER S.A.	33,851	367
Bankinter S.A.	47,054	789
Indra Sistemas S.A.	11,918	655
Industria de Diseno Textil S.A.	15,670	988
EQUITY FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Spain – 0.7%continued
Logista Integral S.A.	6,950	$268
Mapfre S.A.	114,322	566
Melia Hotels International S.A.	20,819	289
Merlin Properties Socimi S.A.	32,442	569
		4,853
Sweden – 1.0%
Asmodee Group AB, Class B*	21,051	308
Avanza Bank Holding AB	12,678	508
Bravida Holding AB	25,267	322
Hexagon AB, Class B	240,846	1,992
Loomis AB	1,351	66
NCC AB, Class B	9,729	191
SKF AB, Class B	53,192	1,366
Storskogen Group AB, Class B	127,013	112
Tele2 AB, Class B	34,075	593
Telefonaktiebolaget LM Ericsson, Class B	122,490	1,367
Wihlborgs Fastigheter AB	29,351	228
		7,053
Switzerland – 2.3%
ABB Ltd. (Registered)	11,188	1,214
Accelleron Industries A.G.	5,903	607
Adecco Group A.G. (Registered)	23,732	438
Avolta A.G.*	5,708	382
DKSH Holding A.G.	3,927	302
EFG International A.G.*	10,854	218
Galenica A.G.*	6,304	657
PSP Swiss Property A.G. (Registered)	3,038	542
Siegfried Holding A.G. (Registered)*	2,295	201
SIG Group A.G.*	20,136	337
Sika A.G. (Registered)	6,247	1,287
Sulzer A.G. (Registered)	2,762	458
Swatch Group (The) A.G. (Bearer)	5,224	1,278
Swissquote Group Holding S.A. (Registered)	13,010	611
Temenos A.G. (Registered)	4,881	399
UBS Group A.G. (Registered)	127,670	6,325
Ypsomed Holding A.G. (Registered)†	863	390
		15,646
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Taiwan – 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	180,984	$13,898
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,927	1,875
		15,773
Thailand – 0.5%
Bangkok Bank PCL (Registered)	176,613	954
Kasikornbank PCL (Registered)	169,559	1,113
Kasikornbank PCL NVDR	158,177	1,043
		3,110
Turkey – 0.0%
Coca-Cola Icecek A.S.	76,589	137
United Kingdom – 17.8%
3i Group PLC	89,531	2,955
AstraZeneca PLC	49,938	9,342
Autotrader Group PLC	48,304	320
Babcock International Group PLC	33,612	425
BAE Systems PLC	300,181	7,344
Balfour Beatty PLC	52,445	604
Barclays PLC	579,926	3,895
Barratt Redrow PLC	212,710	794
Berkeley Group Holdings PLC*	22,950	1,066
British American Tobacco PLC	180,738	11,148
British Land (The) Co. PLC	198,900	1,092
BT Group PLC	596,714	1,505
Bunzl PLC	15,827	552
Burberry Group PLC*	49,941	704
CK Hutchison Holdings Ltd.	144,510	1,228
Compass Group PLC	28,971	936
Computacenter PLC	8,083	458
Convatec Group PLC	100,160	286
Cranswick PLC	4,925	359
Currys PLC	239,345	507
DCC PLC†	16,970	1,405
Diageo PLC	227,329	4,569
Drax Group PLC	32,942	332
easyJet PLC	268,904	1,994
Entain PLC	29,437	219
Games Workshop Group PLC	1,369	392
Genus PLC	6,744	192
GSK PLC	152,865	4,011
Harbour Energy PLC	115,218	325
Hikma Pharmaceuticals PLC	32,859	662
Howden Joinery Group PLC	26,660	296
NORTHERN FUNDS QUARTERLY REPORT  11 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
United Kingdom – 17.8%continued
IG Group Holdings PLC	27,469	$659
IMI PLC	9,235	363
Inchcape PLC	30,008	307
Informa PLC	62,391	749
Investec PLC	38,129	304
J Sainsbury PLC	126,331	536
Kingfisher PLC	264,277	994
Lancashire Holdings Ltd.	40,373	346
Land Securities Group PLC	100,452	868
Lloyds Banking Group PLC	1,879,103	2,773
London Stock Exchange Group PLC	5,160	559
LondonMetric Property PLC	111,367	278
Marex Group PLC	9,375	571
Melrose Industries PLC	314,436	1,983
Mitie Group PLC	109,274	217
National Grid PLC	377,928	6,257
NatWest Group PLC	370,893	3,269
OSB Group PLC	42,890	295
Pearson PLC	52,873	840
Reckitt Benckiser Group PLC	99,299	6,474
RELX PLC	25,996	819
RELX PLC (Euronext Amsterdam)	67,960	2,142
Rolls-Royce Holdings PLC	741,245	14,232
Segro PLC	105,943	1,231
Serco Group PLC	72,099	210
Smith & Nephew PLC	132,174	1,900
Smiths Group PLC	34,214	1,163
Softcat PLC	13,561	329
SSE PLC	42,142	1,362
St. James's Place PLC	25,785	415
Standard Chartered PLC	185,224	5,020
Tate & Lyle PLC	48,254	355
Tesco PLC	228,166	1,393
TP ICAP Group PLC	78,466	352
Trainline PLC*	72,928	197
Tritax Big Box REIT PLC	139,014	298
UNITE Group (The) PLC	78,814	532
Watches of Switzerland Group PLC*	43,535	410
Weir Group (The) PLC	20,876	666
WPP PLC	155,725	484
		122,069
United States – 10.4%
Aon PLC, Class A	6,107	2,026
Arch Capital Group Ltd.*	39,459	3,830
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
United States – 10.4%continued
BP PLC	385,940	$2,375
Buzzi S.p.A.	10,498	538
Carnival Corp. Ltd.	110,678	3,162
Ferguson Enterprises, Inc.	13,780	3,270
Haleon PLC	41,804	193
IMAX Corp.*	12,451	496
InterContinental Hotels Group PLC	3,986	688
Kiniksa Pharmaceuticals International PLC*	6,308	403
Linde PLC	6,038	3,133
Medtronic PLC	35,553	2,781
Novartis A.G. (Registered)	41,288	6,465
Octave Intelligence PLC SDR*	21,068	340
Philip Morris International, Inc.	37,171	6,725
Roche Holding A.G.	11,766	4,843
Sanofi S.A.	48,364	4,133
Schneider Electric S.E.	4,564	1,497
Seagate Technology Holdings PLC	11,549	11,145
Shell PLC	129,809	5,028
Smurfit Westrock PLC (New York Exchange)	42,317	1,958
Spotify Technology S.A.*	9,194	4,221
Waste Connections, Inc. (New York Exchange)	12,359	2,060
		71,310
Total Common Stocks
(Cost $467,293)		651,498

CONVERTIBLE PREFERRED STOCKS – 0.2% (1)
Germany – 0.2%
Volkswagen A.G., 7.51%(4)	14,238	1,141
Total Convertible Preferred Stocks
(Cost $1,656)		1,141

PREFERRED STOCKS – 0.4% (1)
Brazil – 0.2%
Banco Bradesco S.A. ADR*	508,414	1,764
Germany – 0.2%
Henkel A.G. & Co. KGaA, 2.82%(4)	14,340	1,205
Total Preferred Stocks
(Cost $2,355)		2,969

INVESTMENT COMPANIES – 3.6%
iShares Core MSCI EAFE ETF	9,535	921
EQUITY FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.6%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(5) (6) (7)	1,429,257	$1,429
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	20,327,850	20,328
Vanguard FTSE Developed Markets ETF	27,261	1,942
Total Investment Companies
(Cost $24,526)		24,620

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.59%, 10/15/26(8) (9)	$364	$360
Total Short-Term Investments
(Cost $360)		360

Total Investments – 99.3%
(Cost $496,190)		680,588
Other Assets less Liabilities – 0.7%		4,642
Net Assets – 100.0%		$685,230

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Restricted security. At June 30, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

SDR – Swedish Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	67	$10,537	Long	9/26	$(25)
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	22.3%
Industrials	19.2
Information Technology	13.4
Consumer Discretionary	8.5
Health Care	8.2
Consumer Staples	7.6
Communication Services	4.8
Materials	4.7
Energy	3.4
Utilities	2.2
Real Estate	1.8
Short-Term Investments	3.2
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
NORTHERN FUNDS QUARTERLY REPORT  13 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$848	$6,605	$—	$7,453
Brazil	7,904	—	—	7,904
Canada	26,752	—	—	26,752
China	734	11,490	—	12,224
Guatemala	276	—	—	276
India	2,982	509	—	3,491
Ireland	1,608	5,614	—	7,222
Israel	3,666	1,226	—	4,892
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Ivory Coast	$649	$—	$—	$649
Mexico	1,913	—	—	1,913
Netherlands	8,833	31,524	—	40,357
Pakistan	255	—	—	255
Singapore	7,466	4,784	—	12,250
South Korea	1,159	26,268	—	27,427
Taiwan	1,875	13,898	—	15,773
United Kingdom	571	121,498	—	122,069
United States	45,550	25,760	—	71,310
All Other Countries(1)	—	289,281	—	289,281
Total Common Stocks	113,041	538,457	—	651,498
Convertible Preferred Stocks	—	1,141	—	1,141
Preferred Stocks:
Brazil	1,764	—	—	1,764
Germany	—	1,205	—	1,205
Total Preferred Stocks	1,764	1,205	—	2,969
Investment Companies	24,620	—	—	24,620
Short-Term Investments	—	360	—	360
Total Investments	$139,425	$541,163	$—	$680,588
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(25)	$—	$—	$(25)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$30	$3,384	$1,985	$1,429	1,429,257	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	18,856	50,077	48,605	20,328	20,327,850	213
Total	$18,886	$53,461	$50,590	$21,757	21,757,107	$214

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)
Australia – 0.3%
Anglogold Ashanti PLC	121,384	$9,815
Brazil – 2.6%
Ambev S.A.	1,054,660	3,326
Axia Energia S.A.	309,425	3,259
B3 S.A. - Brasil Bolsa Balcao*	1,220,395	3,433
Banco Bradesco S.A.*	333,377	1,016
Banco BTG Pactual S.A.*	286,900	3,021
Banco do Brasil S.A.*	403,188	1,558
BB Seguridade Participacoes S.A.	140,501	1,064
Caixa Seguridade Participacoes S/A	132,200	506
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	597,485	3,439
Cia Paranaense de Energia - Copel	472,500	1,377
CPFL Energia S.A.	50,400	436
Embraer S.A.	159,800	2,537
Energisa S/A	69,630	648
Eneva S.A.*	224,700	1,164
Engie Brasil Energia S.A.	68,945	462
Equatorial S.A.*	267,155	2,018
Itau Unibanco Holding S.A.	118,200	1,014
Klabin S.A.	205,711	668
Localiza Rent a Car S.A.*	198,984	1,605
MBRF Global Foods Co. S.A.	149,646	510
Motiva Infraestrutura de Mobilidade S.A.	202,500	573
NU Holdings Ltd., Class A*	877,140	11,719
Petroleo Brasileiro S.A. - Petrobras	899,934	7,266
Porto Seguro S.A.*	48,400	496
PRIO S.A.*	202,000	2,045
Raia Drogasil S.A.	300,127	975
Rede D'Or Sao Luiz S.A.*	158,700	1,066
Rumo S.A.	275,394	715
StoneCo Ltd., Class A	40,610	440
Suzano S.A.	146,585	1,130
Telefonica Brasil S.A.*	173,280	1,141
TIM S.A.*	194,300	827
Ultrapar Participacoes S.A.	172,948	873
Vale S.A.	856,013	12,922
Vibra Energia S.A.*	255,565	1,477
WEG S.A.	357,848	3,252
XP, Inc., Class A	93,745	1,524
		81,502
Chile – 0.4%
Banco de Chile	10,987,798	2,151
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Chile – 0.4%continued
Banco de Credito e Inversiones S.A.	18,976	$1,247
Banco Santander Chile	15,654,755	1,282
Cencosud S.A.	300,669	695
Empresas Copec S.A.	88,176	550
Enel Chile S.A.	5,094,720	448
Falabella S.A.	184,411	1,151
Latam Airlines Group S.A.	84,152,046	2,447
Plaza S.A.	182,002	750
		10,721
China – 18.3%
360 Security Technology, Inc., Class A	89,800	116
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	41,800	117
3SBio, Inc.*	453,000	981
AAC Technologies Holdings, Inc.	202,000	1,114
Accelink Technologies Co. Ltd., Class A*	11,600	448
ACM Research Shanghai, Inc., Class A	3,200	206
Advanced Fiber Resources Zhuhai Ltd., Class A	3,900	222
Advanced Micro-Fabrication Equipment, Inc. China, Class A	14,599	1,024
AECC Aviation Power Co. Ltd., Class A	36,300	206
Agricultural Bank of China Ltd., Class A	1,232,100	1,101
Agricultural Bank of China Ltd., Class H	6,427,367	4,385
Aier Eye Hospital Group Co. Ltd., Class A	124,676	152
Air China Ltd., Class A*	201,200	181
Airtac International Group	33,765	1,424
Akeso, Inc.*	151,000	1,702
Alibaba Group Holding Ltd.	4,031,080	48,159
Alibaba Health Information Technology Ltd.* †	1,154,000	455
Aluminum Corp. of China Ltd., Class A	170,300	206
Aluminum Corp. of China Ltd., Class H	923,435	882
Amlogic Shanghai Co. Ltd., Class A	6,175	94
Angel Yeast Co. Ltd., Class A	9,100	49
Anhui Conch Cement Co. Ltd., Class A	26,200	66
Anhui Conch Cement Co. Ltd., Class H	283,575	608
Anhui Gujing Distillery Co. Ltd., Class A	5,400	63
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	31,500	120
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3,487	177
NORTHERN FUNDS QUARTERLY REPORT  15 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Anker Innovations Technology Co. Ltd., Class A	10,130	$156
ANTA Sports Products Ltd.	302,032	2,744
APT Medical, Inc., Class A	2,900	78
Avary Holding Shenzhen Co. Ltd., Class A	27,900	437
BAIC BluePark New Energy Technology Co. Ltd., Class A*	190,800	137
Baidu, Inc., Class A*	502,682	7,158
Baiyin Nonferrous Group Co. Ltd., Class A	115,400	86
Bank of Beijing Co. Ltd., Class A	267,900	193
Bank of Changsha Co. Ltd., Class A	50,200	64
Bank of Chengdu Co. Ltd., Class A	57,700	151
Bank of China Ltd., Class A	619,900	522
Bank of China Ltd., Class H	16,154,652	10,298
Bank of Communications Co. Ltd., Class A	777,900	737
Bank of Communications Co. Ltd., Class H	1,957,117	1,684
Bank of Hangzhou Co. Ltd., Class A	124,920	266
Bank of Jiangsu Co. Ltd., Class A	237,044	377
Bank of Nanjing Co. Ltd., Class A	178,096	260
Bank of Ningbo Co. Ltd., Class A	103,450	453
Bank of Shanghai Co. Ltd., Class A	215,871	276
Bank of Suzhou Co. Ltd., Class A	106,900	110
Baoshan Iron & Steel Co. Ltd., Class A	357,196	286
Beijing Compass Technology Development Co. Ltd., Class A	7,400	100
Beijing Enlight Media Co. Ltd., Class A	36,500	60
Beijing Enterprises Holdings Ltd.	109,771	377
Beijing Kingsoft Office Software, Inc., Class A	4,589	146
Beijing New Building Materials PLC, Class A	19,900	53
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	61
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	11,158	44
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	756,700	505
Bilibili, Inc., Class Z*	58,811	999
Biwin Storage Technology Co. Ltd., Class A	7,202	541
Bluefocus Intelligent Communications Group Co. Ltd., Class A	55,400	113
BOC Aviation Ltd.	45,000	468
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
BOC International China Co. Ltd., Class A	28,600	$53
BOE Technology Group Co. Ltd., Class A	456,200	587
Bosideng International Holdings Ltd.	1,256,000	687
BYD Co. Ltd., Class A	83,700	983
BYD Co. Ltd., Class H	883,596	8,183
BYD Electronic International Co. Ltd.†	195,500	525
C&D International Investment Group Ltd.	227,650	393
Caitong Securities Co. Ltd., Class A	58,910	75
Cambricon Technologies Corp. Ltd., Class A	9,039	2,141
Canmax Technologies Co. Ltd., Class A*	13,600	188
CCOOP Group Co. Ltd., Class A*	289,800	57
CGN Power Co. Ltd., Class H	2,623,000	897
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	50
Changjiang Securities Co. Ltd., Class A	97,000	140
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	54
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	677
Chengtun Mining Group Co. Ltd., Class A	59,000	96
Chifeng Jilong Gold Mining Group Ltd., Class A	25,500	99
China CITIC Bank Corp. Ltd., Class A	141,900	145
China CITIC Bank Corp. Ltd., Class H	1,922,286	1,632
China Coal Energy Co. Ltd., Class H	474,000	593
China Construction Bank Corp., Class A	276,600	392
China Construction Bank Corp., Class H	20,330,693	20,948
China CSSC Holdings Ltd., Class A	116,300	581
China Eastern Airlines Corp. Ltd., Class A*	277,400	157
China Energy Engineering Corp. Ltd., Class A	430,300	170
China Everbright Bank Co. Ltd., Class A	665,900	284
China Feihe Ltd.	576,000	206
China Galaxy Securities Co. Ltd., Class A	101,300	188
China Galaxy Securities Co. Ltd., Class H	846,500	798
China Gas Holdings Ltd.	624,095	413
EQUITY FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
China Gold International Resources Corp. Ltd.	55,000	$862
China Great Wall Securities Co. Ltd., Class A	59,100	73
China Greatwall Technology Group Co. Ltd., Class A*	51,600	148
China Hongqiao Group Ltd.	750,000	1,925
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	49,000	262
China International Capital Corp. Ltd., Class H	435,200	1,170
China Jushi Co. Ltd., Class A	52,822	573
China Life Insurance Co. Ltd., Class A	35,600	185
China Life Insurance Co. Ltd., Class H	1,784,544	6,105
China Longyuan Power Group Corp. Ltd., Class H†	557,473	356
China Mengniu Dairy Co. Ltd.	676,870	1,393
China Merchants Bank Co. Ltd., Class A	309,179	1,617
China Merchants Bank Co. Ltd., Class H	913,433	5,243
China Merchants Energy Shipping Co. Ltd., Class A	109,700	284
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	114
China Merchants Port Holdings Co. Ltd.	284,067	449
China Merchants Securities Co. Ltd., Class A	127,910	399
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	152,700	145
China Minsheng Banking Corp. Ltd., Class A	466,840	222
China Minsheng Banking Corp. Ltd., Class H	1,573,654	631
China National Building Material Co. Ltd., Class H	839,943	576
China National Chemical Engineering Co. Ltd., Class A	73,800	80
China National Nuclear Power Co. Ltd., Class A	271,098	361
China National Software & Service Co. Ltd., Class A*	10,400	43
China Nonferrous Mining Corp. Ltd.	313,000	448
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,100	328
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
China Oilfield Services Ltd., Class H	416,757	$331
China Overseas Land & Investment Ltd.	960,195	1,484
China Pacific Insurance Group Co. Ltd., Class A	101,100	425
China Pacific Insurance Group Co. Ltd., Class H	639,337	2,198
China Petroleum & Chemical Corp., Class A	516,100	337
China Petroleum & Chemical Corp., Class H	5,392,628	2,753
China Power International Development Ltd.	960,000	336
China Railway Group Ltd., Class A	257,500	159
China Railway Group Ltd., Class H	1,026,827	435
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	117
China Resources Beer Holdings Co. Ltd.	425,948	1,158
China Resources Gas Group Ltd.	231,058	432
China Resources Land Ltd.	719,432	2,762
China Resources Microelectronics Ltd., Class A	23,419	342
China Resources Mixc Lifestyle Services Ltd.	178,800	839
China Resources Power Holdings Co. Ltd.	511,735	1,107
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	24,843	82
China Ruyi Holdings Ltd.* †	2,960,000	564
China Shenhua Energy Co. Ltd., Class A	89,300	512
China Shenhua Energy Co. Ltd., Class H	816,136	4,174
China Southern Airlines Co. Ltd., Class A*	149,900	115
China State Construction Engineering Corp. Ltd., Class A	534,280	342
China Taiping Insurance Holdings Co. Ltd.	350,704	810
China Three Gorges Renewables Group Co. Ltd., Class A	426,400	233
China Tourism Group Duty Free Corp. Ltd., Class A	29,400	233
China Tower Corp. Ltd., Class H	1,025,800	1,155
China Tungsten And Hightech Materials Co. Ltd., Class A	34,400	488
China United Network Communications Ltd., Class A	436,900	258
NORTHERN FUNDS QUARTERLY REPORT  17 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
China Vanke Co. Ltd., Class A*	202,600	$89
China XD Electric Co. Ltd., Class A	84,400	187
China Yangtze Power Co. Ltd., Class A	342,100	1,335
China Zheshang Bank Co. Ltd., Class A	252,330	98
Chongqing Afari Technology Co. Ltd., Class A*	65,200	79
Chongqing Changan Automobile Co. Ltd., Class A	104,368	110
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	109
Chongqing Rural Commercial Bank Co. Ltd., Class H	577,000	425
Chongqing Zhifei Biological Products Co. Ltd., Class A*	51,050	88
Chow Tai Fook Jewellery Group Ltd.	377,600	527
CICT Mobile Communication Technology Co. Ltd., Class A*	56,703	167
CITIC Ltd.	1,065,803	1,449
Citic Pacific Special Steel Group Co. Ltd., Class A	70,300	131
CITIC Securities Co. Ltd., Class A	166,045	703
CITIC Securities Co. Ltd., Class H	384,900	1,344
CMOC Group Ltd., Class A	270,400	704
CMOC Group Ltd., Class H	885,000	1,728
CNGR Advanced Material Co. Ltd., Class A	10,502	68
CNPC Capital Co. Ltd., Class A	123,100	120
Contemporary Amperex Technology Co. Ltd., Class A	64,540	3,752
Contemporary Amperex Technology Co. Ltd., Class H	41,900	3,771
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	75,500	200
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	280,000	497
COSCO SHIPPING Holdings Co. Ltd., Class A	165,880	324
COSCO SHIPPING Holdings Co. Ltd., Class H	615,650	1,022
CRRC Corp. Ltd., Class A	358,200	275
CRRC Corp. Ltd., Class H	872,000	500
CSC Financial Co. Ltd., Class A	53,600	230
CSI Solar Co. Ltd., Class A	44,662	71
CSPC Innovation Pharmaceutical Co. Ltd., Class A*	15,120	61
CSPC Pharmaceutical Group Ltd.	1,949,360	1,740
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Dajin Heavy Industry Co. Ltd., Class A	10,100	$87
Daqin Railway Co. Ltd., Class A	294,900	200
Datang International Power Generation Co. Ltd., Class A	170,500	178
Dazhong Mining Co. Ltd., Class A	24,400	108
Delton Technology Guangzhou, Inc., Class A*	5,800	205
Dongfang Electric Corp. Ltd., Class A	51,700	221
Dongxing Securities Co. Ltd., Class A	50,400	101
Dosilicon Co. Ltd., Class A*	6,957	211
East Money Information Co. Ltd., Class A	238,724	719
Eastroc Beverage Group Co. Ltd., Class A	9,516	173
Ecovacs Robotics Co. Ltd., Class A	8,100	61
Empyrean Technology Co. Ltd., Class A	6,300	112
ENN Energy Holdings Ltd.	167,679	866
ENN Natural Gas Co. Ltd., Class A	31,600	73
Eoptolink Technology, Inc. Ltd., Class A	20,328	1,835
Eve Energy Co. Ltd., Class A	27,496	264
Everbright Securities Co. Ltd., Class A	49,998	107
EverProX Technologies Co. Ltd., Class A	4,300	178
Far East Horizon Ltd.	422,000	289
Fiberhome Telecommunication Technologies Co. Ltd., Class A	21,200	232
Focus Media Information Technology Co. Ltd., Class A	208,900	149
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	299
Founder Securities Co. Ltd., Class A	131,800	140
Founder Technology Group Corp., Class A*	67,800	139
Foxconn Industrial Internet Co. Ltd., Class A	153,500	1,662
Full Truck Alliance Co. Ltd. ADR	182,584	1,483
Fuyao Glass Industry Group Co. Ltd., Class A	33,692	251
Fuyao Glass Industry Group Co. Ltd., Class H	138,800	909
Ganfeng Lithium Group Co. Ltd., Class A	22,240	215
Ganfeng Lithium Group Co. Ltd., Class H	118,800	766
GCL Technology Holdings Ltd.*	4,581,000	408
GD Power Development Co. Ltd., Class A	242,200	167
EQUITY FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
GDS Holdings Ltd., Class A*	268,000	$988
Geely Automobile Holdings Ltd.	1,588,641	3,425
GEM Co. Ltd., Class A	61,100	60
Genscript Biotech Corp.*	304,000	477
Geovis Technology Co. Ltd., Class A	13,496	83
GF Securities Co. Ltd., Class A	96,993	335
GF Securities Co. Ltd., Class H	259,000	564
Giant Biogene Holding Co. Ltd.†	86,800	294
Giant Network Group Co. Ltd., Class A	24,900	102
GigaDevice Semiconductor, Inc., Class A	8,880	1,093
GoerTek, Inc., Class A	41,300	139
Goldwind Science & Technology Co. Ltd., Class A	42,100	149
Gotion High-tech Co. Ltd., Class A	24,200	98
Great Wall Motor Co. Ltd., Class H	567,796	639
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	215
Guangdong Haid Group Co. Ltd., Class A	22,400	147
Guangdong HEC Technology Holding Co. Ltd., Class A*	41,100	205
Guangdong Investment Ltd.	638,514	633
Guangzhou Automobile Group Co. Ltd., Class A*	68,100	51
Guangzhou Haige Communications Group, Inc. Co., Class A	39,500	75
Guangzhou Tinci Materials Technology Co. Ltd., Class A	27,780	211
Guobo Electronics Co. Ltd., Class A	6,383	99
Guocheng Mining Co. Ltd., Class A	20,100	102
Guolian Minsheng Securities Co. Ltd., Class A	87,500	114
Guosen Securities Co. Ltd., Class A	81,200	120
Guotai Haitong Securities Co. Ltd.	217,638	585
Guotai Haitong Securities Co. Ltd., Class H	547,348	1,039
Guoyuan Securities Co. Ltd., Class A	47,460	53
H World Group Ltd. ADR	46,376	1,935
Haidilao International Holding Ltd.	372,000	505
Haier Smart Home Co. Ltd., Class A	94,797	286
Haier Smart Home Co. Ltd., Class H	525,800	1,345
Hainan Airlines Holding Co. Ltd., Class A*	575,800	115
Hainan Airport Infrastructure Co. Ltd., Class A	122,100	49
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Haisco Pharmaceutical Group Co. Ltd., Class A	12,400	$121
Haitian International Holdings Ltd.	166,000	398
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,800	447
Hangzhou First Applied Material Co. Ltd., Class A	34,659	86
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	141
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	46
Hansoh Pharmaceutical Group Co. Ltd.	300,000	1,135
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A*	14,600	50
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	107
Henan Shijia Photons Technology Co. Ltd., Class A	7,800	215
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	157
Hengan International Group Co. Ltd.	149,398	415
Hengli Petrochemical Co. Ltd., Class A	104,160	272
Hengtong Optic-electric Co. Ltd., Class A	37,800	615
Hesai Group* †	29,260	524
Hgtech Co. Ltd., Class A	16,000	442
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,920	389
Horizon Robotics*	1,084,800	568
Hoshine Silicon Industry Co. Ltd., Class A	10,900	78
Hua Hong Grace Semiconductor Ltd.*	176,000	4,905
Hua Hong Grace Semiconductor Ltd., Class A*	5,911	299
Huadian Power International Corp. Ltd., Class A	212,400	140
Huadong Medicine Co. Ltd., Class A	22,720	94
Huafon Chemical Co. Ltd., Class A	50,400	71
Huaneng Power International, Inc., Class A	164,000	183
Huaneng Power International, Inc., Class H	1,024,501	714
Huaqin Co. Ltd., Class A	15,400	171
Huatai Securities Co. Ltd., Class A	104,200	318
Huatai Securities Co. Ltd., Class H	293,000	626
Huaxia Bank Co. Ltd., Class A	156,390	147
NORTHERN FUNDS QUARTERLY REPORT  19 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Huayu Automotive Systems Co. Ltd., Class A	42,200	$96
Hubei Feilihua Quartz Glass Co. Ltd., Class A*	8,300	165
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,400	113
Hunan Valin Steel Co. Ltd., Class A	101,900	52
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	13,700	154
Hundsun Technologies, Inc., Class A	26,145	82
Hwatsing Technology Co. Ltd., Class A	5,300	254
Hygon Information Technology Co. Ltd., Class A	32,332	1,791
IEIT Systems Co. Ltd., Class A	17,856	187
Iflytek Co. Ltd., Class A	37,000	224
Imeik Technology Development Co. Ltd., Class A	4,200	54
Industrial & Commercial Bank of China Ltd., Class A	890,400	927
Industrial & Commercial Bank of China Ltd., Class H	15,694,023	12,879
Industrial Bank Co. Ltd., Class A	307,100	749
Industrial Securities Co. Ltd., Class A	126,400	113
Ingenic Semiconductor Co. Ltd., Class A	8,100	300
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	191
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	99
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	159,200	105
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	24,100	118
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	101,300	358
Inner Mongolia Yitai Coal Co. Ltd., Class B	206,900	546
Innovent Biologics, Inc.*	343,500	3,501
Isoftstone Information Technology Group Co. Ltd., Class A	31,500	198
J&T Global Express Ltd.*	565,200	604
JA Solar Technology Co. Ltd., Class A*	41,916	50
JCET Group Co. Ltd., Class A	21,700	337
JD Health International, Inc.*	240,550	1,013
JD Logistics, Inc.*	428,100	643
JD.com, Inc., Class A	545,816	6,946
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Jiangsu Eastern Shenghong Co. Ltd., Class A*	89,900	$152
Jiangsu Etern Co. Ltd., Class A	21,400	215
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	263
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	93,385	718
Jiangsu Yanghe Distillery Co. Ltd., Class A	24,500	138
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	363
Jiangxi Copper Co. Ltd., Class A	33,099	213
Jiangxi Copper Co. Ltd., Class H	250,000	993
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	138
Jinko Solar Co. Ltd., Class A*	139,783	98
JL Mag Rare-Earth Co. Ltd., Class A	19,100	87
Kangmei Pharmaceutical Co. Ltd., Class A(2) *	4,694	—
Kanzhun Ltd. ADR	86,453	1,113
KE Holdings, Inc., Class A	479,843	2,312
Kingdee International Software Group Co. Ltd.*	708,000	538
Kingfa Sci & Tech Co. Ltd., Class A	38,300	87
Kingnet Network Co. Ltd., Class A	32,000	77
Kingsoft Corp. Ltd.	205,103	583
Kuaishou Technology	615,200	3,287
Kuang-Chi Technologies Co. Ltd., Class A	32,000	143
Kunlun Energy Co. Ltd.	929,230	762
Kunlun Tech Co. Ltd., Class A*	13,900	83
Kweichow Moutai Co. Ltd., Class A	18,295	3,193
Laopu Gold Co. Ltd., Class H†	9,900	441
LB Group Co. Ltd., Class A	29,400	72
Lenovo Group Ltd.†	1,810,000	5,407
Lens Technology Co. Ltd., Class A	80,900	644
Leo Group Co. Ltd., Class A	106,700	75
Li Auto, Inc., Class A*	286,630	1,684
Li Ning Co. Ltd.	603,000	1,137
Lingyi iTech Guangdong Co., Class A	107,200	276
Longfor Group Holdings Ltd.†	510,345	391
LONGi Green Energy Technology Co. Ltd., Class A*	97,669	189
Loongson Technology Corp. Ltd., Class A*	3,800	88
EQUITY FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Luxshare Precision Industry Co. Ltd., Class A	111,605	$1,178
Luzhou Laojiao Co. Ltd., Class A	21,300	243
Mango Excellent Media Co. Ltd., Class A	22,070	48
Maxscend Microelectronics Co. Ltd., Class A*	6,780	110
Meituan, Class B*	1,212,818	10,697
Metallurgical Corp. of China Ltd., Class A	198,300	71
Midea Group Co. Ltd., Class A	54,300	604
Midea Group Co. Ltd., Class H	111,800	1,180
MINISO Group Holding Ltd.†	92,436	278
MMG Ltd.*	1,036,000	925
Montage Technology Co. Ltd., Class A	16,865	791
Muyuan Foods Group Co. Ltd., Class A	73,978	382
NARI Technology Co. Ltd., Class A	127,406	430
National Silicon Industry Group Co. Ltd., Class A*	54,787	326
NAURA Technology Group Co. Ltd., Class A	10,105	1,326
NetEase, Inc.	425,875	10,962
New China Life Insurance Co. Ltd., Class A	34,700	305
New China Life Insurance Co. Ltd., Class H	222,452	1,312
New Hope Liuhe Co. Ltd., Class A	63,200	58
New Oriental Education & Technology Group, Inc.	305,920	1,404
Nexchip Semiconductor Corp., Class A	24,199	214
Ningbo Deye Technology Corp., Class A	15,587	244
Ningbo Orient Wires & Cables Co. Ltd., Class A	11,040	68
Ningbo Sanxing Medical Electric Co. Ltd., Class A	28,200	62
Ningbo Tuopu Group Co. Ltd., Class A	27,095	226
Ningxia Baofeng Energy Group Co. Ltd., Class A	123,600	366
NIO, Inc., Class A*	419,366	2,128
Nongfu Spring Co. Ltd., Class H	435,400	2,210
OmniVision Integrated Circuits Group, Inc.	18,135	255
Orient Securities Co. Ltd., Class A	102,839	143
PDD Holdings, Inc. ADR*	136,853	10,439
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	$152
People's Insurance Co. Group of China (The) Ltd., Class H	2,050,535	1,230
PetroChina Co. Ltd., Class A	329,500	417
PetroChina Co. Ltd., Class H	5,053,438	5,441
Pharmaron Beijing Co. Ltd., Class A	19,125	82
PICC Property & Casualty Co. Ltd., Class H	1,653,359	3,034
Ping An Bank Co. Ltd., Class A	303,200	449
Ping An Insurance Group Co. of China Ltd., Class A	156,735	1,105
Ping An Insurance Group Co. of China Ltd., Class H†	1,567,406	10,250
Piotech, Inc., Class A	4,201	541
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	108
Pony AI, Inc., Class A*	48,700	339
Pop Mart International Group Ltd.†	118,800	2,358
Postal Savings Bank of China Co. Ltd., Class A	438,300	318
Postal Savings Bank of China Co. Ltd., Class H	2,122,000	1,239
Power Construction Corp. of China Ltd., Class A	233,100	161
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	311
QuantumCTek Co. Ltd., Class A	1,629	122
Range Intelligent Computing Technology Group Co. Ltd., Class A	20,700	255
Raytron Technology Co. Ltd., Class A	7,961	183
Remegen Co. Ltd., Class H*	44,000	419
RoboTechnik Intelligent Technology Co. Ltd., Class A	2,600	240
Rockchip Electronics Co. Ltd., Class A	5,800	163
Rongsheng Petrochemical Co. Ltd., Class A	129,100	205
SAIC Motor Corp. Ltd., Class A	87,693	126
Sailun Group Co. Ltd., Class A	48,300	82
Sanan Optoelectronics Co. Ltd., Class A	97,100	306
Sangfor Technologies, Inc., Class A	6,500	93
Sany Heavy Industry Co. Ltd., Class A	116,800	299
Satellite Chemical Co. Ltd., Class A	43,761	151
SDIC Capital Co. Ltd., Class A	83,900	81
SDIC Power Holdings Co. Ltd., Class A	107,000	210
NORTHERN FUNDS QUARTERLY REPORT  21 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
SenseTime Group, Inc., Class B*	6,744,000	$1,160
Seres Group Co. Ltd., Class A	25,000	226
SF Holding Co. Ltd., Class A	67,800	313
SG Micro Corp., Class A	7,605	163
Shaanxi Coal Industry Co. Ltd., Class A	128,700	384
Shandong Gold Mining Co. Ltd., Class A	58,437	199
Shandong Gold Mining Co. Ltd., Class H	175,250	375
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,110	118
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A	50,900	111
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	96
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	103
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	60
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,400	103
Shanghai Baosight Software Co. Ltd., Class A	59,080	145
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	5,930	94
Shanghai Electric Group Co. Ltd., Class A*	164,800	171
Shanghai Electric Power Co. Ltd., Class A	38,500	85
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	84
Shanghai International Airport Co. Ltd., Class A	17,200	59
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	84
Shanghai Pudong Development Bank Co. Ltd., Class A	448,492	569
Shanghai Putailai New Energy Technology Group Co. Ltd.	25,752	110
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	61
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	125
Shanghai Stonehill Technology Co. Ltd., Class A	89,000	86
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,400	$90
Shanjin International Gold Co. Ltd., Class A	38,800	97
Shannon Semiconductor Technology Co. Ltd., Class A	7,100	322
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	67
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	76
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,060	275
Sharetronic Data Technology Co. Ltd., Class A	6,720	340
Shenergy Co. Ltd., Class A	41,700	54
Shengyi Electronics Co. Ltd., Class A	9,600	190
Shengyi Technology Co. Ltd., Class A	34,000	876
Shennan Circuits Co. Ltd., Class A	9,724	663
Shenwan Hongyuan Group Co. Ltd., Class A	328,200	213
Shenzhen Envicool Technology Co. Ltd., Class A	17,810	210
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	20,500	85
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	186
Shenzhen Kedali Industry Co. Ltd., Class A	5,000	139
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,500	124
Shenzhen Longsys Electronics Co. Ltd., Class A	6,300	671
Shenzhen Megmeet Electrical Co. Ltd., Class A	8,800	219
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,600	333
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	61
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	83
Shenzhen Sunway Communication Co. Ltd., Class A	14,800	263
Shenzhen Techwinsemi Technology Co. Ltd., Class A	3,500	501
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	127
EQUITY FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Shenzhou International Group Holdings Ltd.	203,100	$1,023
Sichuan Biokin Pharmaceutical Co. Ltd., Class A*	5,200	225
Sichuan Changhong Electric Co. Ltd., Class A	91,100	94
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	117
Sichuan Huafeng Technology Co. Ltd., Class A*	8,821	247
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	131
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	14,000	781
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	117
Sino Biopharmaceutical Ltd.	2,269,750	1,280
Sinoma Science & Technology Co. Ltd., Class A	23,800	319
Sinomine Resource Group Co. Ltd., Class A	12,600	110
Sinopharm Group Co. Ltd., Class H	301,114	612
Sinotruk Hong Kong Ltd.	208,000	1,026
Skyverse Technology Co. Ltd., Class A	5,946	379
Smoore International Holdings Ltd.†	325,000	292
SooChow Securities Co. Ltd., Class A	72,343	85
Spring Airlines Co. Ltd., Class A	15,800	107
Sungrow Power Supply Co. Ltd., Class A	28,000	656
Sunny Optical Technology Group Co. Ltd.	159,325	1,245
Sunwoda Electronic Co. Ltd., Class A	17,800	50
SUPCON Technology Co. Ltd., Class A	8,381	146
Suzhou Centec Communications Co. Ltd., Class A*	4,525	263
Suzhou Centec Communications Co. Ltd., Class A(3) *	4,525	260
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	25,700	1,006
Suzhou Everbright Photonics Co. Ltd., Class A	3,200	243
Suzhou Maxwell Technologies Co. Ltd., Class A	4,200	176
Suzhou TFC Optical Communication Co. Ltd., Class A	14,688	660
TAL Education Group ADR*	85,532	819
TBEA Co. Ltd., Class A	68,490	228
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
TCL Technology Group Corp., Class A	266,410	$230
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	52,750	94
Tencent Holdings Ltd.	1,483,389	81,748
Tencent Music Entertainment Group ADR	123,505	1,031
Tianfeng Securities Co. Ltd., Class A*	117,500	59
Tianqi Lithium Corp., Class A*	19,000	172
Tianshan Aluminum Group Co. Ltd., Class A	78,700	124
Tianshui Huatian Technology Co. Ltd., Class A	46,700	156
Tingyi Cayman Islands Holding Corp.	486,435	608
Tongcheng Travel Holdings Ltd.	313,600	481
TongFu Microelectronics Co. Ltd., Class A	22,400	256
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	150
Tongwei Co. Ltd., Class A*	62,300	111
Trina Solar Co. Ltd., Class A*	28,251	59
Trip.com Group Ltd.*	141,873	5,635
Tsingtao Brewery Co. Ltd., Class A	8,300	64
Tsingtao Brewery Co. Ltd., Class H	151,767	834
UBTech Robotics Corp. Ltd., Class H*	52,700	696
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	139
Unisplendour Corp. Ltd., Class A	32,948	142
United Nova Technology Co. Ltd., Class A*	116,477	183
Universal Scientific Industrial Shanghai Co. Ltd., Class A	30,500	147
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,356	518
Victory Giant Technology Huizhou Co. Ltd., Class A	12,600	650
Vipshop Holdings Ltd. ADR	66,740	885
Wanhua Chemical Group Co. Ltd., Class A	49,500	499
Want Want China Holdings Ltd.	1,151,870	498
Wanxiang Qianchao Co. Ltd., Class A	51,200	98
Weichai Power Co. Ltd., Class A	107,100	434
Weichai Power Co. Ltd., Class H	473,812	2,081
Wens Foodstuff Group Co. Ltd., Class A	58,100	106
Western Mining Co. Ltd., Class A	37,500	151
Western Superconducting Technologies Co. Ltd., Class A	8,653	81
NORTHERN FUNDS QUARTERLY REPORT  23 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Wintime Energy Group Co. Ltd., Class A*	307,400	$73
Wolong Electric Group Co. Ltd., Class A	22,200	109
Wuhan Guide Infrared Co. Ltd., Class A*	42,825	84
Wuliangye Yibin Co. Ltd., Class A	54,000	589
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	641
WuXi AppTec Co. Ltd., Class A	38,492	709
WuXi AppTec Co. Ltd., Class H	100,611	1,978
Wuxi Biologics Cayman, Inc.*	846,000	3,749
WuXi XDC Cayman, Inc.*	91,500	669
XCMG Construction Machinery Co. Ltd., Class A	159,500	191
Xiamen Tungsten Co. Ltd., Class A	21,200	268
Xiaomi Corp., Class B*	4,081,800	11,319
Xinjiang Daqo New Energy Co. Ltd., Class A*	4,309	11
Xinyi Solar Holdings Ltd.†	1,135,136	299
XPeng, Inc., Class A*	296,458	1,944
XtalPi Holdings Ltd.*	401,000	394
Yadea Group Holdings Ltd.	324,000	368
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	5,400	439
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	96,500	3,197
Yankuang Energy Group Co. Ltd., Class A	72,215	188
Yankuang Energy Group Co. Ltd., Class H	814,919	1,143
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	351
Yealink Network Technology Corp. Ltd., Class A	18,440	92
Yonghui Superstores Co. Ltd., Class A*	154,400	65
Yonyou Network Technology Co. Ltd., Class A*	42,835	58
YTO Express Group Co. Ltd., Class A	41,800	97
Yuanjie Semiconductor Technology Co. Ltd., Class A	1,947	552
Yum China Holdings, Inc.	83,278	3,390
Yunnan Aluminium Co. Ltd., Class A	61,400	200
Yunnan Baiyao Group Co. Ltd., Class A	30,900	216
Yunnan Energy New Material Group Co. Ltd., Class A*	15,300	151
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
Yunnan Tin Co. Ltd., Class A	10,300	$66
Yunnan Yuntianhua Co. Ltd., Class A	22,300	100
Yutong Bus Co. Ltd., Class A	28,500	113
Zangge Mining Co. Ltd., Class A	27,000	275
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	121
Zhaojin Mining Industry Co. Ltd., Class H	401,000	841
Zhejiang Century Huatong Group Co. Ltd., Class A	116,300	243
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	129
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	107
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	124
Zhejiang Huayou Cobalt Co. Ltd., Class A	31,615	226
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	154
Zhejiang Juhua Co. Ltd., Class A	32,100	252
Zhejiang Leapmotor Technology Co. Ltd., Class H*	121,200	534
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	90
Zhejiang NHU Co. Ltd., Class A	42,448	178
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	32,800	213
Zhejiang Weiming Environment Protection Co. Ltd., Class A	23,100	52
Zhejiang Zheneng Electric Power Co. Ltd., Class A	180,800	140
Zheshang Securities Co. Ltd., Class A	60,800	85
Zhongji Innolight Co. Ltd., Class A	15,640	2,958
Zhongjin Gold Corp. Ltd., Class A	73,900	197
Zhongtai Securities Co. Ltd., Class A*	119,500	94
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,349	85
Zhuzhou CRRC Times Electric Co. Ltd., Class H	106,074	544
Zijin Mining Group Co. Ltd., Class A	282,700	1,050
Zijin Mining Group Co. Ltd., Class H	1,456,162	5,122
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	115
ZTE Corp., Class A*	59,300	318
EQUITY FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
China – 18.3%continued
ZTE Corp., Class H†	185,517	$543
ZTO Express Cayman, Inc.	96,584	2,135
		562,008
Colombia – 0.1%
Grupo Cibest S.A.	59,986	1,369
Interconexion Electrica S.A. ESP	102,011	880
		2,249
Czech Republic – 0.1%
CEZ A.S.	30,072	1,758
Komercni Banka A.S.	17,601	806
Moneta Money Bank A.S.	67,015	588
		3,152
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	600,364	1,558
Eastern Co. S.A.E.	373,069	285
Talaat Moustafa Group	175,869	338
		2,181
Greece – 0.5%
Allwyn A.G.	35,345	563
Alpha Bank S.A.	400,480	1,815
Eurobank S.A.	606,175	2,897
FF Group(2) *	18,664	—
GEK TERNA S.A.	12,556	632
Hellenic Telecommunications Organization S.A.	34,497	766
JUMBO S.A.	27,350	702
National Bank of Greece S.A.	201,797	3,490
Piraeus Bank S.A.*	265,229	2,764
Public Power Corp. S.A.	65,890	1,734
		15,363
Hong Kong – 0.2%
Kingboard Laminates Holdings Ltd.	250,000	3,211
Orient Overseas International Ltd.	29,000	452
Zijin Gold International Co. Ltd.	85,800	973
		4,636
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	87,707	1,042
OTP Bank Nyrt.	52,418	7,746
Richter Gedeon Nyrt.	33,207	1,286
		10,074
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
India – 10.8%
ABB India Ltd.	11,749	$877
Adani Enterprises Ltd.	43,930	1,421
Adani Ports & Special Economic Zone Ltd.	126,940	2,442
Adani Power Ltd.*	717,025	1,707
Aditya Birla Capital Ltd.*	176,698	736
Alkem Laboratories Ltd.	9,751	576
Ambuja Cements Ltd.	121,780	546
APL Apollo Tubes Ltd.	45,070	858
Apollo Hospitals Enterprise Ltd.	24,897	2,283
Ashok Leyland Ltd.	639,277	1,077
Asian Paints Ltd.	92,397	2,581
Astral Ltd.	20,232	286
AU Small Finance Bank Ltd.	137,084	1,514
Aurobindo Pharma Ltd.	65,546	1,094
Avenue Supermarts Ltd.*	35,508	1,652
Axis Bank Ltd.	557,251	7,975
Bajaj Auto Ltd.	15,761	1,629
Bajaj Finance Ltd.	610,119	6,515
Bajaj Finserv Ltd.	99,404	1,879
Bajaj Holdings & Investment Ltd.	6,268	706
Balkrishna Industries Ltd.	13,720	319
Bank of Baroda	252,882	734
Bharat Electronics Ltd.	823,739	3,591
Bharat Forge Ltd.	56,098	1,278
Bharat Heavy Electricals Ltd.	303,115	1,333
Bharat Petroleum Corp. Ltd.	407,011	1,310
Bharti Airtel Ltd.	660,816	12,951
Bosch Ltd.	1,685	715
Britannia Industries Ltd.	25,487	1,393
BSE Ltd.*	47,520	1,959
Canara Bank	424,305	565
CG Power & Industrial Solutions Ltd.	153,481	1,557
Cholamandalam Investment and Finance Co. Ltd.	104,897	1,996
Cipla Ltd.	122,879	1,908
Coal India Ltd.	384,676	1,788
Colgate-Palmolive India Ltd.	28,118	595
Coromandel International Ltd.	28,538	606
Cummins India Ltd.	32,355	1,944
Dabur India Ltd.	91,080	407
Divi's Laboratories Ltd.	27,970	1,946
Dixon Technologies India Ltd.	8,790	1,114
DLF Ltd.	135,421	892
NORTHERN FUNDS QUARTERLY REPORT  25 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
India – 10.8%continued
Dr. Reddy's Laboratories Ltd.	123,507	$1,772
Eicher Motors Ltd.	32,205	2,419
Eternal Ltd.*	588,835	1,661
Federal Bank Ltd.	454,574	1,590
Fortis Healthcare Ltd.	113,944	1,161
FSN E-Commerce Ventures Ltd.*	322,595	1,062
GAIL India Ltd.	552,254	1,017
GE Vernova T&D India Ltd.	29,501	1,553
GMR Airports Ltd.*	669,820	797
Godrej Consumer Products Ltd.	84,862	908
Godrej Properties Ltd.*	27,705	550
Grasim Industries Ltd.	69,843	2,294
Havells India Ltd.	46,664	576
HCL Technologies Ltd.	207,991	2,364
HDFC Asset Management Co. Ltd.*	48,188	1,359
HDFC Bank Ltd.	2,738,484	23,164
HDFC Life Insurance Co. Ltd.	226,746	1,383
Hero MotoCorp Ltd.	29,627	1,509
Hindalco Industries Ltd.	322,381	3,282
Hindustan Aeronautics Ltd.	40,527	1,883
Hindustan Petroleum Corp. Ltd.	227,630	953
Hindustan Unilever Ltd.	169,060	3,790
Hitachi Energy India Ltd.	2,911	1,082
ICICI Bank Ltd.	1,276,493	18,591
ICICI Lombard General Insurance Co. Ltd.	57,326	1,057
ICICI Prudential Life Insurance Co. Ltd.	81,811	423
IDFC First Bank Ltd.	962,873	815
Indian Bank	69,021	598
Indian Hotels (The) Co. Ltd.	203,742	1,543
Indian Oil Corp. Ltd.	694,102	1,026
Indus Towers Ltd.*	310,754	1,291
IndusInd Bank Ltd.	137,759	1,351
Info Edge India Ltd.	85,180	882
Infosys Ltd.	726,063	7,674
InterGlobe Aviation Ltd.	46,729	2,688
ITC Ltd.	705,815	2,148
Jindal Stainless Ltd.	73,500	540
Jindal Steel Ltd.	88,609	997
Jio Financial Services Ltd.	692,588	1,740
JSW Energy Ltd.	97,739	607
JSW Steel Ltd.	143,944	1,876
Kotak Mahindra Bank Ltd.	1,324,963	5,506
L&T Finance Ltd.	191,502	633
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
India – 10.8%continued
Larsen & Toubro Ltd.	164,148	$7,231
Lodha Developers Ltd.	56,487	573
LTM Ltd.	13,593	511
Lupin Ltd.	53,272	1,364
Mahindra & Mahindra Ltd.	210,254	6,877
Mankind Pharma Ltd.	26,164	708
Marico Ltd.	122,302	1,084
Maruti Suzuki India Ltd.	28,172	4,214
Max Healthcare Institute Ltd.	172,954	2,076
Mphasis Ltd.	24,900	571
MRF Ltd.	549	744
Multi Commodity Exchange of India Ltd.	30,702	926
Muthoot Finance Ltd.	29,383	936
National Aluminium Co. Ltd.	208,388	752
Nestle India Ltd.	146,960	2,193
NHPC Ltd.	495,842	428
NMDC Ltd.	693,777	628
NTPC Ltd.	1,054,335	3,993
Oberoi Realty Ltd.	28,293	530
Oil & Natural Gas Corp. Ltd.	616,611	1,529
Oil India Ltd.	81,292	357
One 97 Communications Ltd.*	88,907	1,080
Oracle Financial Services Software Ltd.	4,865	557
Page Industries Ltd.	1,582	694
PB Fintech Ltd.*	89,693	1,547
Persistent Systems Ltd.	24,179	1,111
Petronet LNG Ltd.	169,720	506
Phoenix Mills (The) Ltd.	47,695	985
PI Industries Ltd.	16,151	438
Pidilite Industries Ltd.	72,190	1,219
Polycab India Ltd.	12,214	1,289
Power Finance Corp. Ltd.	323,677	1,461
Power Grid Corp. of India Ltd.	1,019,293	3,100
Prestige Estates Projects Ltd.	39,631	662
Punjab National Bank	565,874	640
REC Ltd.	289,236	1,120
Reliance Industries Ltd.	1,466,967	20,191
Samvardhana Motherson International Ltd.	1,021,512	1,617
SBI Cards & Payment Services Ltd.	42,249	266
SBI Life Insurance Co. Ltd.	109,129	2,045
Shree Cement Ltd.	2,213	593
Shriram Finance Ltd.	338,342	3,770
EQUITY FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
India – 10.8%continued
Siemens Energy India Ltd.	20,500	$801
Siemens Ltd.*	18,150	693
Solar Industries India Ltd.	5,697	1,127
SRF Ltd.	34,754	1,013
State Bank of India	443,289	4,850
Sun Pharmaceutical Industries Ltd.	218,091	4,295
Sundaram Finance Ltd.	16,046	767
Supreme Industries Ltd.	12,931	432
Suzlon Energy Ltd.*	2,446,624	1,532
Swiggy Ltd.*	326,202	827
Tata Communications Ltd.	25,549	534
Tata Consultancy Services Ltd.	195,381	4,213
Tata Consumer Products Ltd.	139,480	1,596
Tata Motors Ltd.	455,674	2,053
Tata Motors Passenger Vehicles Limited	424,810	1,596
Tata Power (The) Co. Ltd.	354,839	1,454
Tata Steel Ltd.	1,799,862	3,594
Tech Mahindra Ltd.	135,788	2,022
Titan Co. Ltd.	85,017	3,970
Torrent Pharmaceuticals Ltd.	26,232	1,284
Torrent Power Ltd.	46,511	699
Trent Ltd.	65,161	2,280
Tube Investments of India Ltd.	25,068	810
TVS Motor Co. Ltd.	57,471	2,118
UltraTech Cement Ltd.	25,137	3,002
Union Bank of India Ltd.	371,205	682
United Spirits Ltd.	69,778	998
UPL Ltd.	118,061	717
Varun Beverages Ltd.	317,679	1,716
Vedanta Aluminium Metal Ltd.*	321,576	1,524
Vedanta Ltd.*	321,576	961
Vishal Mega Mart Ltd.*	524,230	655
Vodafone Idea Ltd.*	6,020,213	925
Voltas Ltd.	42,194	571
WAAREE Energies Ltd.	21,044	660
Wipro Ltd.	567,058	1,028
Yes Bank Ltd.*	3,653,849	937
Zydus Lifesciences Ltd.	44,482	526
		331,948
Indonesia – 0.4%
Astra International Tbk PT	3,793,760	959
Bank Central Asia Tbk PT	11,803,460	3,676
Bank Mandiri Persero Tbk PT	9,039,120	1,953
Bank Negara Indonesia Persero Tbk PT	2,967,318	527
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Indonesia – 0.4%continued
Bank Rakyat Indonesia Persero Tbk PT	14,297,365	$2,192
Barito Pacific Tbk PT*	4,564,015	333
Bumi Resources Minerals Tbk PT*	13,174,100	352
Charoen Pokphand Indonesia Tbk PT	1,721,835	327
GoTo Gojek Tokopedia Tbk PT*	223,238,232	626
Telkom Indonesia Persero Tbk PT	10,751,962	1,426
United Tractors Tbk PT	315,371	406
		12,777
Kazakhstan – 0.0%
Solidcore Resources PLC*	97,434	789
Kuwait – 0.5%
Boubyan Bank K.S.C.P.	413,395	847
Gulf Bank K.S.C.P.	528,325	602
Kuwait Finance House K.S.C.P.	2,772,678	6,868
Mabanee Co. KPSC	191,943	573
Mobile Telecommunications Co. K.S.C.P.	471,460	927
National Bank of Kuwait S.A.K.P.	2,048,901	5,338
Warba Bank K.S.C.P.*	573,359	517
		15,672
Luxembourg – 0.0%
Reinet Investments S.C.A.	33,200	919
Malaysia – 0.9%
AMMB Holdings Bhd.	596,537	934
CELCOMDIGI Bhd.	710,200	466
CIMB Group Holdings Bhd.	1,888,817	3,443
Gamuda Bhd.	1,236,928	1,330
Hong Leong Bank Bhd.	154,498	813
IHH Healthcare Bhd.	464,400	956
IOI Corp. Bhd.	591,340	613
Kuala Lumpur Kepong Bhd.	124,229	645
Malayan Banking Bhd.	1,358,276	3,598
Maxis Bhd.	423,651	352
MISC Bhd.	320,060	612
Petronas Chemicals Group Bhd.	552,100	549
Petronas Gas Bhd.	189,800	814
Press Metal Aluminium Holdings Bhd.	931,200	1,754
Public Bank Bhd.	3,510,305	4,148
RHB Bank Bhd.	430,949	878
SD Guthrie Bhd.	526,465	772
Sunway Bhd.	626,800	792
Telekom Malaysia Bhd.	280,286	512
NORTHERN FUNDS QUARTERLY REPORT  27 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Malaysia – 0.9%continued
Tenaga Nasional Bhd.	648,250	$2,275
YTL Power International Bhd.	699,700	719
		26,975
Mexico – 1.7%
America Movil S.A.B. de C.V., Class B	3,662,368	4,760
Arca Continental S.A.B. de C.V.	129,505	1,549
Cemex S.A.B. de C.V., Class CPO	3,643,645	4,376
Coca-Cola Femsa S.A.B. de C.V.	127,322	1,353
Fibra Uno Administracion S.A. de C.V.	703,801	1,209
Fomento Economico Mexicano S.A.B. de C.V.	410,991	5,253
Gruma S.A.B. de C.V., Class B	35,660	575
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,270	880
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	92,352	2,334
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	42,821	1,313
Grupo Bimbo S.A.B. de C.V., Class A	290,054	947
Grupo Carso S.A.B. de C.V., Class A1	128,806	961
Grupo Financiero Banorte S.A.B. de C.V., Class O	577,409	6,115
Grupo Financiero Inbursa S.A.B. de C.V., Class O	343,141	818
Grupo Mexico S.A.B. de C.V., Class B	708,878	8,011
Industrias Penoles S.A.B. de C.V.	46,814	2,043
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	338,927	749
Prologis Property Mexico S.A. de C.V.	262,000	1,131
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,835	680
Sigma Foods S.A.B. de C.V.	826,439	759
Southern Copper Corp.	21,981	3,830
Wal-Mart de Mexico S.A.B. de C.V.	1,246,721	3,654
		53,300
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	40,091	1,174
Credicorp Ltd.	16,282	6,343
		7,517
Philippines – 0.3%
Ayala Corp.	43,107	295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Philippines – 0.3%continued
Ayala Land, Inc.	1,012,060	$245
Bank of the Philippine Islands	417,595	655
BDO Unibank, Inc.	557,120	1,080
International Container Terminal Services, Inc.	234,180	3,419
Manila Electric Co.	51,150	475
Metropolitan Bank & Trust Co.	467,109	496
PLDT, Inc.	19,380	357
SM Investments Corp.	43,842	423
SM Prime Holdings, Inc.	1,989,813	588
		8,033
Poland – 1.0%
Allegro.eu S.A.*	219,459	2,208
Asseco Poland S.A.	13,695	610
Bank Millennium S.A.*	138,333	720
Bank Polska Kasa Opieki S.A.	43,020	2,619
Budimex S.A.	3,230	633
CD Projekt S.A.	16,785	1,002
Dino Polska S.A.*	118,202	894
Erste Bank Polska S.A.	9,661	1,660
KGHM Polska Miedz S.A.	33,522	2,959
LPP S.A.	283	1,376
mBank S.A.*	3,304	1,199
ORLEN S.A.	139,215	4,682
PGE Polska Grupa Energetyczna S.A.*	211,357	531
Powszechna Kasa Oszczednosci Bank Polski S.A.	209,766	5,756
Powszechny Zaklad Ubezpieczen S.A.	135,035	2,357
Zabka Group S.A.*	92,852	672
		29,878
Qatar – 0.5%
Al Rayan Bank	1,201,456	678
Commercial Bank PSQC (The)	668,917	745
Dukhan Bank	419,647	386
Industries Qatar QSC	361,601	1,096
Mesaieed Petrochemical Holding Co.	1,331,784	426
Nebras Energy	100,340	394
Ooredoo QPSC	222,848	812
Qatar Fuel QSC	160,054	620
Qatar Gas Transport Co. Ltd.	647,996	768
Qatar International Islamic Bank QSC	229,820	702
Qatar Islamic Bank QPSC	404,810	2,435
Qatar National Bank QPSC	1,054,550	4,997
		14,059
EQUITY FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Romania – 0.0%
NEPI Rockcastle N.V.*	146,452	$1,311
Russia – 0.0%
Alrosa PJSC(2) (4)	695,290	—
Gazprom PJSC ADR(2) *	134	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC GDR(2) (4) *	224	—
Polyus PJSC(2) (4) *	93,590	—
Rosneft Oil Co. PJSC(2) (4)	318,005	—
Sberbank of Russia PJSC(2) (4)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) *	56,000	—
Severstal PAO(2) (4)	55,330	—
Severstal PAO GDR (Registered)(2) (4) *	1,839	—
Surgutneftegas PAO ADR(2) (4) *	4,629	—
VK CO Ltd. GDR(2) (4) *	30,900	—
VTB Bank PJSC(2) (4)	160,113	—
VTB Bank PJSC GDR(2) (5) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (4) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (4) *	32,705	—
		—
Saudi Arabia – 2.3%
ACWA Power Co.*	54,809	2,834
Ades Holding Co.	73,467	364
Al Rajhi Bank	711,749	12,495
Alinma Bank	358,279	2,331
Almarai Co. JSC	101,801	1,233
Arab National Bank	223,288	1,233
Arabian Internet & Communications Services Co.	5,701	310
Bank AlBilad	174,504	1,134
Bank Al-Jazira	143,283	443
Banque Saudi Fransi	291,134	1,504
Bupa Arabia for Cooperative Insurance Co.	18,772	876
Co for Cooperative Insurance (The)	18,696	733
Dar Al Arkan Real Estate Development Co.*	134,710	647
Dr. Sulaiman Al Habib Medical Services Group Co.	20,454	1,155
Elm Co.	5,630	1,035
Etihad Etisalat Co.	88,668	1,427
Jabal Omar Development Co.*	166,845	672
Jarir Marketing Co.	129,200	576
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Saudi Arabia – 2.3%continued
Makkah Construction & Development Co.	28,296	$625
Mouwasat Medical Services Co.	23,031	391
Riyad Bank	482,954	2,561
SABIC Agri-Nutrients Co.	54,703	1,803
SAL Saudi Logistics Services	8,701	417
Saudi Arabian Mining Co.*	283,843	4,473
Saudi Arabian Oil Co.	1,440,365	10,003
Saudi Awwal Bank	247,453	2,131
Saudi Basic Industries Corp.	206,233	2,830
Saudi Energy Co.	184,186	873
Saudi Investment Bank (The)	122,515	438
Saudi National Bank (The)	711,809	7,330
Saudi Tadawul Group Holding Co.	11,247	397
Saudi Telecom Co.	488,077	5,619
Yanbu National Petrochemical Co.	63,280	495
		71,388
South Africa – 2.4%
Absa Group Ltd.	199,618	2,775
Bid Corp. Ltd.	83,467	2,277
Bidvest Group Ltd.	77,396	1,134
Capitec Bank Holdings Ltd.	21,167	6,133
Clicks Group Ltd.	56,313	782
Discovery Ltd.	132,017	2,133
FirstRand Ltd.	1,229,057	7,290
Gold Fields Ltd.	213,704	7,168
Harmony Gold Mining Co. Ltd.	136,989	2,085
Impala Platinum Holdings Ltd.	216,148	2,261
MTN Group Ltd.	420,121	5,848
Naspers Ltd., Class N	185,596	9,309
Nedbank Group Ltd.	108,402	1,787
Northam Platinum Holdings Ltd.	86,530	1,253
OUTsurance Group Ltd.	209,973	1,007
Pepkor Holdings Ltd.	934,690	1,259
Remgro Ltd.	115,298	1,385
Sanlam Ltd.	430,652	2,324
Sasol Ltd.*	139,612	1,380
Shoprite Holdings Ltd.	112,851	2,032
Sibanye Stillwater Ltd.	677,057	1,435
Standard Bank Group Ltd.	313,711	6,181
Valterra Platinum Ltd.	64,021	4,293
Vodacom Group Ltd.	145,741	1,350
		74,881
NORTHERN FUNDS QUARTERLY REPORT  29 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
South Korea – 22.4%
Alteogen, Inc.*	9,617	$2,253
Amorepacific Corp.	7,058	483
APR Corp.	5,567	1,393
Celltrion, Inc.*	36,684	4,121
DB Insurance Co. Ltd.	9,637	835
Doosan Co. Ltd.	1,795	1,746
Doosan Enerbility Co. Ltd.*	107,803	6,080
Ecopro B.M. Co. Ltd.	13,292	1,231
Ecopro Co. Ltd.*	24,367	1,693
Hana Financial Group, Inc.	66,815	4,952
Hankook Tire & Technology Co. Ltd.	16,769	673
Hanmi Semiconductor Co. Ltd.	9,614	1,616
Hanwha Aerospace Co. Ltd.	8,032	5,174
Hanwha Ocean Co. Ltd.*	31,503	2,049
Hanwha Systems Co. Ltd.	18,275	858
HD Hyundai Co. Ltd.	10,354	1,338
HD Hyundai Electric Co. Ltd.	5,664	3,591
HD Hyundai Heavy Industries Co. Ltd.	7,450	2,863
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,220	2,320
HLB, Inc.*	28,125	947
HMM Co. Ltd.	48,228	580
HYBE Co. Ltd.*	5,799	725
Hyosung Heavy Industries Corp.	1,244	2,791
Hyundai Engineering & Construction Co. Ltd.	17,503	1,301
Hyundai Glovis Co. Ltd.	9,032	1,073
Hyundai Mobis Co. Ltd.	14,203	4,620
Hyundai Motor Co.	31,990	10,300
Hyundai Rotem Co. Ltd.	17,185	1,919
Industrial Bank of Korea	49,855	642
Kakao Corp.	74,236	1,662
KakaoBank Corp.	32,728	443
KB Financial Group, Inc.	85,509	8,793
Kia Corp.	56,223	5,034
Korea Aerospace Industries Ltd.	17,385	1,648
Korea Electric Power Corp.	60,227	1,437
Korea Investment Holdings Co. Ltd.	10,236	1,479
Korean Air Lines Co. Ltd.	44,652	802
Krafton, Inc.*	6,425	981
KT&G Corp.	21,924	2,405
LG Chem Ltd.	11,115	2,019
LG Corp.	21,751	1,371
LG Display Co. Ltd.*	65,190	494
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
South Korea – 22.4%continued
LG Electronics, Inc.	25,495	$3,396
LG Energy Solution Ltd.*	11,360	2,665
LG Uplus Corp.	32,300	292
LIG Defense&Aerospace Co. Ltd.	3,097	1,429
LS Electric Co. Ltd.	18,145	2,816
Meritz Financial Group, Inc.*	16,575	1,134
Mirae Asset Securities Co. Ltd.	47,342	1,316
NAVER Corp.	34,070	4,393
NH Investment & Securities Co. Ltd.	31,852	609
POSCO Future M Co. Ltd.	7,569	862
POSCO Holdings, Inc.	17,480	3,590
Posco International Corp.	11,613	368
Samsung Biologics Co. Ltd.(5) *	2,802	2,525
Samsung C&T Corp.	19,572	5,988
Samsung Electro-Mechanics Co. Ltd.	13,494	19,509
Samsung Electronics Co. Ltd.	1,126,199	246,206
Samsung Episholdings Co. Ltd.*	1,387	388
Samsung Fire & Marine Insurance Co. Ltd.	6,992	2,800
Samsung Heavy Industries Co. Ltd.*	156,135	2,360
Samsung Life Insurance Co. Ltd.	19,493	5,089
Samsung SDI Co. Ltd.*	14,426	4,563
Samsung SDS Co. Ltd.	9,047	1,123
Samyang Foods Co. Ltd.	933	675
Shinhan Financial Group Co. Ltd.	100,373	6,219
SK hynix, Inc.	133,007	234,666
SK Innovation Co. Ltd.*	15,998	981
SK Square Co. Ltd.*	22,253	24,786
SK Telecom Co. Ltd.	25,927	1,484
SK, Inc.	8,775	4,785
S-Oil Corp.	10,768	733
Woori Financial Group, Inc.	152,866	2,868
Yuhan Corp.	13,552	616
		689,969
Taiwan – 26.8%
Accton Technology Corp.	121,000	9,568
Advantech Co. Ltd.	114,661	1,793
Alchip Technologies Ltd.	18,644	2,501
ASE Technology Holding Co. Ltd.	803,055	17,342
Asia Vital Components Co. Ltd.	77,250	6,195
ASPEED Technology, Inc.	7,300	3,817
Asustek Computer, Inc.	161,546	3,567
Bizlink Holding, Inc.	41,000	2,492
Caliway Biopharmaceuticals Co. Ltd.*	197,000	623
EQUITY FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Taiwan – 26.8%continued
Cathay Financial Holding Co. Ltd.	2,292,850	$7,126
Chailease Holding Co. Ltd.	359,169	1,328
Chang Hwa Commercial Bank Ltd.	1,647,053	1,243
China Steel Corp.	3,057,800	1,812
Chroma ATE, Inc.	87,000	5,970
Chunghwa Telecom Co. Ltd.	914,260	4,062
CTBC Financial Holding Co. Ltd.	4,014,707	8,984
Delta Electronics, Inc.	468,313	28,986
E Ink Holdings, Inc.	201,000	1,374
E.Sun Financial Holding Co. Ltd.	3,390,721	3,676
Elite Material Co. Ltd.	69,266	11,853
eMemory Technology, Inc.	16,000	1,482
Eva Airways Corp.	670,996	949
Evergreen Marine Corp. Taiwan Ltd.	252,544	1,464
Far EasTone Telecommunications Co. Ltd.	414,345	1,368
First Financial Holding Co. Ltd.	2,666,253	2,748
Formosa Chemicals & Fibre Corp.	808,499	1,388
Formosa Plastics Corp.	950,201	1,628
Fortune Electric Co. Ltd.	35,942	882
Fubon Financial Holding Co. Ltd.	2,022,668	8,253
Gigabyte Technology Co. Ltd.	126,994	1,393
Global Unichip Corp.	21,022	3,274
Globalwafers Co. Ltd.	62,709	2,028
Gold Circuit Electronics Ltd.	79,070	3,010
Hon Hai Precision Industry Co. Ltd.	2,946,248	23,618
Hon Precision, Inc.	19,512	4,033
Hotai Motor Co. Ltd.	62,361	915
Hua Nan Financial Holdings Co. Ltd.	2,142,305	2,571
Innolux Corp.	1,761,457	3,841
International Games System Co. Ltd.	55,187	1,371
Inventec Corp.	628,314	1,335
Jentech Precision Industrial Co. Ltd.	20,934	2,275
KGI Financial Holding Co. Ltd.	3,716,015	3,363
King Slide Works Co. Ltd.	14,000	3,272
King Yuan Electronics Co. Ltd.	267,000	2,881
Largan Precision Co. Ltd.	22,835	3,095
Lite-On Technology Corp.	475,964	3,346
Lotes Co. Ltd.	19,906	1,330
MediaTek, Inc.	348,091	47,532
Mega Financial Holding Co. Ltd.	2,755,700	3,998
MPI Corp.	21,000	4,058
Nan Ya Plastics Corp.	1,149,562	6,064
Novatek Microelectronics Corp.	141,988	2,408
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Taiwan – 26.8%continued
Pegatron Corp.	513,527	$1,355
PharmaEssentia Corp.	68,824	2,914
President Chain Store Corp.	134,220	940
Quanta Computer, Inc.	649,440	7,546
Realtek Semiconductor Corp.	119,832	3,062
Shanghai Commercial & Savings Bank (The) Ltd.	846,798	1,137
SinoPac Financial Holdings Co. Ltd.	2,934,705	3,701
Taiwan Business Bank	1,719,053	960
Taiwan Cooperative Financial Holding Co. Ltd.	2,511,032	1,963
Taiwan Mobile Co. Ltd.	408,076	1,494
Taiwan Semiconductor Manufacturing Co. Ltd.	5,933,709	455,641
TCC Group Holdings Co. Ltd.	1,609,231	1,218
TS Financial Holding Co. Ltd.	5,085,905	5,329
Unimicron Technology Corp.	321,944	10,962
Uni-President Enterprises Corp.	1,157,150	2,711
United Microelectronics Corp.	2,722,175	14,603
Vanguard International Semiconductor Corp.	301,033	2,083
Wan Hai Lines Ltd.	147,005	366
Wistron Corp.	729,925	3,653
Wiwynn Corp.	25,000	3,668
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	374,500	13,548
Yang Ming Marine Transport Corp.	416,000	680
Yuanta Financial Holding Co. Ltd.	2,582,486	5,370
Zhen Ding Technology Holding Ltd.	179,850	3,596
		823,985
Thailand – 0.9%
Advanced Info Service PCL (Registered)	194,000	2,148
Advanced Info Service PCL NVDR	47,499	527
Airports of Thailand PCL NVDR†	962,900	1,884
Bangkok Dusit Medical Services PCL NVDR	2,456,400	1,434
Bumrungrad Hospital PCL NVDR	134,787	770
Central Pattana PCL NVDR	544,100	1,107
Charoen Pokphand Foods PCL NVDR	858,957	510
CP ALL PCL (Registered)	905,200	1,274
CP ALL PCL NVDR	356,436	506
Delta Electronics Thailand PCL NVDR†	749,000	7,456
Gulf Development PCL NVDR (Registered)	901,686	1,684
Kasikornbank PCL NVDR	144,800	955
NORTHERN FUNDS QUARTERLY REPORT  31 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Thailand – 0.9%continued
Krung Thai Bank PCL (Registered)	515,250	$589
Krung Thai Bank PCL NVDR	277,393	319
Minor International PCL NVDR†	640,930	480
PTT Exploration & Production PCL (Registered)	242,500	978
PTT Exploration & Production PCL NVDR	35,043	140
PTT PCL (Registered)	1,835,000	1,961
PTT PCL NVDR	577,000	618
SCB X PCL (Registered)	145,800	650
SCB X PCL NVDR	54,476	243
Siam Cement (The) PCL (Registered)	51,000	375
Siam Cement (The) PCL NVDR	111,498	827
TMBThanachart Bank PCL NVDR	6,009,400	446
True Corp. PCL NVDR (Registered)	2,548,423	997
		28,878
Turkey – 0.4%
Akbank T.A.S.	683,144	1,131
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(6)	8	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	275,259	2,035
BIM Birlesik Magazalar A.S.	214,704	1,684
Eregli Demir ve Celik Fabrikalari T.A.S.	863,320	750
Haci Omer Sabanci Holding A.S.	267,211	560
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	191,856	797
Turk Hava Yollari A.O.	134,583	943
Turkcell Iletisim Hizmetleri A.S.	228,398	527
Turkiye Is Bankasi A.S., Class C	1,986,419	632
Turkiye Petrol Rafinerileri A.S.	239,325	1,166
Yapi ve Kredi Bankasi A.S.*	856,628	740
		10,965
United Arab Emirates – 1.1%
Abu Dhabi Commercial Bank PJSC	757,877	2,997
Abu Dhabi Islamic Bank PJSC	337,932	1,900
Abu Dhabi National Oil Co. for Distribution PJSC	633,978	678
ADNOC Drilling Co. PJSC	679,219	1,061
Adnoc Gas PLC	1,728,880	1,620
ADNOC Logistics & Services	428,315	703
Air Arabia PJSC	517,880	771
Aldar Properties PJSC	928,947	2,104
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
United Arab Emirates – 1.1%continued
Dubai Electricity & Water Authority PJSC	1,431,094	$1,082
Dubai Islamic Bank PJSC	694,204	1,416
Emaar Development PJSC	212,322	806
Emaar Properties PJSC	1,484,365	4,861
Emirates NBD Bank PJSC	452,031	3,655
Emirates Telecommunications Group Co. PJSC	813,015	4,257
First Abu Dhabi Bank PJSC	1,078,077	5,005
Salik Co. PJSC	451,438	726
		33,642
United States – 0.2%
Aura Minerals, Inc.	8,176	515
BeOne Medicines Ltd., Class H*	193,534	4,222
JBS N.V. BDR	72,018	848
JBS N.V., Class A	10,930	130
Legend Biotech Corp. ADR*	16,311	471
		6,186
Total Common Stocks
(Cost $1,316,897)		2,944,773

PREFERRED STOCKS – 2.0% (1)
Brazil – 0.9%
Axia Energia S.A.*	84	1
Axia Energia S.A., Class C*	88,897	918
Banco Bradesco S.A.*	1,283,894	4,492
Cia Energetica de Minas Gerais, 2.17%(7)	414,321	868
Gerdau S.A., 3.46%(7)	318,046	1,281
Itau Unibanco Holding S.A., 4.30%(7)	1,320,889	10,818
Itausa S.A., 5.68%(7)	1,422,528	3,693
Klabin S.A., 1.35%(6) (7)	3	—
Petroleo Brasileiro S.A. - Petrobras, 3.23%(7)	1,040,661	7,614
		29,685
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 1.35%(7)	33,925	2,519
Colombia – 0.1%
Grupo Cibest S.A., 6.67%(7)	105,067	2,078
South Korea – 0.9%
Hyundai Motor Co., 4.63%(7)	5,162	734
EQUITY FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.0% (1)continued
South Korea – 0.9%continued
Hyundai Motor Co. (2nd Preferred), 4.69%(7)	8,354	$1,181
Samsung Electronics Co. Ltd., 0.79%(7)	193,610	27,109
		29,024
Total Preferred Stocks
(Cost $27,816)		63,306

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(8) (9) (10)	2,444,785	2,445
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(8) (9)	40,740,021	40,740
Total Investment Companies
(Cost $43,185)		43,185

Total Investments – 99.1%
(Cost $1,387,898)		3,051,264
Other Assets less Liabilities – 0.9%		26,302
Net Assets – 100.0%		$3,077,566

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(4)	Restricted security. At June 30, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC GDR	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Rosneft Oil Co. PJSC	3/16/17-3/5/21	1,951
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
VK CO Ltd. GDR	11/30/20-3/5/21	880
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	$953

(5)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately $2,525,000 or 0.1% of net assets.

(6)	Value rounds to less than one thousand.
(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2026 is disclosed.
(10)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

BDR – Brazilian Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Hong Kong Dollar	2,576	United States Dollar	330	9/16/26	$1
Goldman Sachs	Brazilian Real	5,762	United States Dollar	1,120	9/16/26	24
Goldman Sachs	Korean Won	1,861,409	United States Dollar	1,241	9/16/26	36
Goldman Sachs	Taiwan Dollar	35,797	United States Dollar	1,135	9/16/26	14
Subtotal Appreciation						75
BNP Paribas	South African Rand	4,908	United States Dollar	297	9/16/26	(— )*
NORTHERN FUNDS QUARTERLY REPORT  33 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Indian Rupee	11,276	United States Dollar	116	9/16/26	$(2)
Subtotal Depreciation						(2)
Total						$73

*	Amount rounds to less than one thousand.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	959	$84,263	Long	9/26	$1,635
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	44.4%
Financials	18.7
Consumer Discretionary	7.2
Industrials	6.5
Communication Services	6.2
Materials	4.7
Energy	3.0
Consumer Staples	2.5
Health Care	2.2
Utilities	1.7
Real Estate	0.6
Short-Term Investments	1.4
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$81,502	$—	$—	$81,502
Chile	10,721	—	—	10,721
China	17,965	544,043	—	562,008
Colombia	2,249	—	—	2,249
Egypt	1,558	623	—	2,181
India	1,524	330,424	—	331,948
Kazakhstan	789	—	—	789
Mexico	53,300	—	—	53,300
Peru	7,517	—	—	7,517
United States	1,964	4,222	—	6,186
All Other Countries(1)	—	1,886,372	—	1,886,372
Total Common Stocks	179,089	2,765,684	—	2,944,773
Preferred Stocks:
Brazil	29,684	1	—	29,685
South Korea	—	29,024	—	29,024
All Other Countries(1)	4,597	—	—	4,597
Total Preferred Stocks	34,281	29,025	—	63,306
Investment Companies	43,185	—	—	43,185
Total Investments	$256,555	$2,794,709	$—	$3,051,264
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$75	$—	$75
Futures Contracts	1,635	—	—	1,635
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2)	—	(2)
Total Other Financial Instruments	$1,635	$73	$—	$1,708

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$3,727	$8,562	$9,844	$2,445	2,444,785	$9 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	40,735	141,296	141,291	40,740	40,740,021	573
Total	$44,462	$149,858	$151,135	$43,185	43,184,806	$582

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  35 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)
Australia – 4.6%
Abacus Group	150,237	$100
Abacus Storage King	163,252	152
Arena REIT	158,665	342
BWP Trust	231,517	609
Centuria Industrial REIT†	208,909	441
Charter Hall Long Wale REIT	243,083	616
Charter Hall Retail REIT	197,928	539
Charter Hall Social Infrastructure REIT	116,719	217
Dexus	414,599	1,554
Dexus Industria REIT	87,871	148
Gemlife Communities Group	67,034	213
Goodman Group	775,812	16,818
GPT Group (The)	749,363	2,541
Growthpoint Properties Australia Ltd.	90,683	136
HomeCo Daily Needs REIT	678,171	600
Ingenia Communities Group	162,023	498
Mirvac Group	1,524,970	1,821
Region Group	450,194	724
Scentre Group	2,036,603	5,455
Stockland	947,123	2,683
Vicinity Ltd.	1,542,419	2,747
Waypoint REIT Ltd.	239,433	402
		39,356
Austria – 0.1%
CA Immobilien Anlagen A.G.	10,049	262
CPI Europe A.G.*	13,257	233
		495
Belgium – 0.8%
Aedifica S.A.	32,178	2,596
Cofinimmo S.A.	3,063	290
Montea N.V.	7,676	587
Retail Estates N.V.	4,154	326
Shurgard Self Storage Ltd.	11,015	322
Vastned N.V.	3,197	108
Warehouses De Pauw - C.V.A.	73,782	1,861
Xior Student Housing N.V.	15,745	474
		6,564
Brazil – 0.3%
Allos S.A.	152,559	827
Iguatemi S.A.	87,600	426
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Brazil – 0.3%continued
JHSF Participacoes S.A.	112,900	$247
Multiplan Empreendimentos Imobiliarios S.A.*	132,572	750
		2,250
Canada – 1.0%
Allied Properties Real Estate Investment Trust	33,613	233
Boardwalk Real Estate Investment Trust	9,191	420
BSR Real Estate Investment Trust	13,165	154
Canadian Apartment Properties REIT	29,852	734
Choice Properties Real Estate Investment Trust	60,022	692
Crombie Real Estate Investment Trust	19,429	238
CT Real Estate Investment Trust	19,419	248
Dream Industrial Real Estate Investment Trust	53,414	527
First Capital Real Estate Investment Trust	39,371	642
Granite Real Estate Investment Trust	11,614	785
H&R Real Estate Investment Trust	49,547	384
InterRent Real Estate Investment Trust	26,018	238
Killam Apartment Real Estate Investment Trust	24,464	320
Mainstreet Equity Corp.	1,646	197
Primaris Real Estate Investment Trust	23,291	366
RioCan Real Estate Investment Trust	56,372	902
Slate Grocery REIT, Class U	10,998	135
SmartCentres Real Estate Investment Trust	27,516	588
StorageVault Canada, Inc.	90,166	296
Vital Infrastructure Property Trust	48,991	190
		8,289
Chile – 0.3%
Parque Arauco S.A.	289,954	1,216
Plaza S.A.	297,063	1,224
		2,440
China – 1.3%
C&D International Investment Group Ltd.	345,549	596
China Jinmao Holdings Group Ltd.	2,084,042	328
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	200,300	190
China Overseas Grand Oceans Group Ltd.	664,500	190
China Overseas Land & Investment Ltd.	1,498,542	2,315
EQUITY FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
China – 1.3%continued
China Resources Land Ltd.	1,112,398	$4,271
China Vanke Co. Ltd., Class A*	219,340	96
Country Garden Holdings Co. Ltd.*	7,993,000	171
Greentown China Holdings Ltd.*	393,500	340
Hopson Development Holdings Ltd.(2) *	348,773	107
Logan Group Co. Ltd.*	536,000	99
Longfor Group Holdings Ltd.	816,357	626
Poly Developments and Holdings Group Co. Ltd., Class A	257,400	176
Poly Property Group Co. Ltd.	783,000	157
Sasseur Real Estate Investment Trust	213,400	112
Seazen Group Ltd.*	913,904	155
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	108,216	81
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,200	189
Shenzhen Investment Ltd.*	871,191	68
Shui On Land Ltd.*	1,178,777	69
Sunac China Holdings Ltd.*	3,474,000	276
Yanlord Land Group Ltd.†	227,600	111
Yuexiu Property Co. Ltd.	580,674	248
		10,971
Egypt – 0.1%
Talaat Moustafa Group	274,486	528
Finland – 0.1%
Lumo Kodit OYJ	62,743	533
France – 1.5%
Altarea S.C.A.	1,567	175
ARGAN S.A.	5,165	357
Carmila S.A.	24,433	465
Covivio S.A./France	20,050	1,229
Gecina S.A.	17,360	1,460
ICADE	10,989	241
Klepierre S.A.	84,039	3,514
Mercialys S.A.	36,072	483
Nexity S.A.*	16,647	149
Unibail-Rodamco-Westfield*	42,168	4,932
		13,005
Germany – 1.4%
Aroundtown S.A.* †	260,010	690
Grand City Properties S.A.* †	13,950	144
LEG Immobilien S.E.	29,191	1,843
Sirius Real Estate Ltd.	620,685	797
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Germany – 1.4%continued
TAG Immobilien A.G.	72,702	$1,172
Vonovia S.E.	281,052	6,935
		11,581
Greece – 0.0%
LAMDA Development S.A.*	25,420	194
Hong Kong – 3.2%
Art Group Holdings Ltd.*	595,000	216
Champion REIT	679,000	179
CK Asset Holdings Ltd.	683,000	3,866
Fortune Real Estate Investment Trust	570,000	320
Hang Lung Group Ltd.	301,000	482
Hang Lung Properties Ltd.	692,674	611
Henderson Land Development Co. Ltd.†	513,555	1,630
Hongkong Land Holdings Ltd.	378,518	2,708
Hysan Development Co. Ltd.	227,045	480
K Wah International Holdings Ltd.	435,000	107
Kerry Properties Ltd.	226,099	522
Link REIT	1,020,626	4,761
New World Development Co. Ltd.*	536,000	434
Sino Land Co. Ltd.	1,486,258	1,955
Sun Hung Kai Properties Ltd.	507,925	7,320
Wharf Real Estate Investment Co. Ltd.	595,317	1,631
		27,222
India – 1.4%
Aditya Birla Real Estate Ltd.	19,198	270
Anant Raj Ltd.	46,308	258
Brigade Enterprises Ltd.	59,321	315
Brookfield India Real Estate Trust	206,401	723
DLF Ltd.	243,032	1,601
Embassy Office Parks REIT	330,019	1,525
Godrej Properties Ltd.*	51,012	1,012
Lodha Developers Ltd.	103,486	1,050
Mahindra Lifespace Developers Ltd.	32,040	124
Mindspace Business Parks REIT	75,144	376
NESCO Ltd.	7,499	86
Nexus Select Trust	314,401	542
Oberoi Realty Ltd.	47,336	887
Phoenix Mills (The) Ltd.	71,016	1,467
Prestige Estates Projects Ltd.	67,127	1,122
SignatureGlobal India Ltd.*	10,712	84
Sobha Ltd.	17,509	256
Valor Estate Ltd.*	68,000	80
		11,778
NORTHERN FUNDS QUARTERLY REPORT  37 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Indonesia – 0.0%
Ciputra Development Tbk PT	2,920,936	$91
Pakuwon Jati Tbk PT	6,240,640	84
Rimo International Lestari Tbk PT(2) *	42,545,100	—
		175
Ireland – 0.0%
Irish Residential Properties REIT PLC	190,469	254
Israel – 1.2%
Africa Israel Residences Ltd.	2,162	158
Amot Investments Ltd.	93,603	583
Amram Avraham Construction Co. Ltd.*	11,054	149
Aura Investments Ltd.	61,036	378
Azrieli Group Ltd.	17,054	2,321
Blue Square Real Estate Ltd.	1,818	198
Electra Real Estate Ltd.*	12,960	195
Israel Canada T.R Ltd.	68,301	404
Isras Holdings Ltd.	1,371	162
Isras Investment Co. Ltd.	452	128
Mega Or Holdings Ltd.	9,493	1,916
Melisron Ltd.	9,245	1,299
Mivne Real Estate KD Ltd.	223,860	978
Prashkovsky Investments and Construction Ltd.	2,607	133
REIT 1 Ltd.	76,174	553
Sella Capital Real Estate Ltd.	82,780	254
Summit Real Estate Holdings Ltd.	13,256	212
YH Dimri Construction & Development Ltd.	3,753	453
		10,474
Japan – 8.1%
Activia Properties, Inc.	761	643
Advance Residence Investment Corp.	1,076	997
AEON REIT Investment Corp.	618	468
Comforia Residential REIT, Inc.	765	485
CRE Logistics REIT, Inc.	238	206
Daiwa House Industry Co. Ltd.	218,500	5,915
Daiwa House REIT Investment Corp.	1,671	1,240
Daiwa Office Investment Corp.	208	419
Daiwa Securities Living Investments Corp.	730	447
Fukuoka REIT Corp.	269	286
Global One Real Estate Investment Corp.	422	283
GLP J-REIT	1,635	1,384
Goldcrest Co. Ltd.	5,600	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Japan – 8.1%continued
Hankyu Hanshin REIT, Inc.	209	$179
Heiwa Real Estate Co. Ltd.	13,500	200
Heiwa Real Estate REIT, Inc.	389	322
Hoshino Resorts REIT, Inc.	229	339
Hulic Co. Ltd.	177,940	1,856
Hulic REIT, Inc.	453	434
Ichigo Office REIT Investment Corp.	336	193
Ichigo, Inc.	70,600	191
Industrial & Infrastructure Fund Investment Corp.	829	726
Invincible Investment Corp.	2,867	1,058
Japan Excellent, Inc.	438	370
Japan Hotel REIT Investment Corp.	2,310	1,130
Japan Logistics Fund, Inc.	1,079	631
Japan Metropolitan Fund Invest	2,775	1,917
Japan Prime Realty Investment Corp.	1,342	772
Japan Real Estate Investment Corp.	2,530	1,807
Katitas Co. Ltd.	19,800	406
KDX Realty Investment Corp.	1,532	1,464
Keihanshin Building Co. Ltd.	22,400	149
LaSalle Logiport REIT	615	552
Leopalace21 Corp.	89,200	357
Mirai Corp.	768	198
MIRARTH Real Estate Investment Corp.	412	210
Mitsubishi Estate Co. Ltd.	402,880	10,254
Mitsubishi Estate Logistics REIT Investment Corp.	505	372
Mitsui Fudosan Accommodations Fund, Inc.	893	669
Mitsui Fudosan Co. Ltd.	965,986	8,900
Mitsui Fudosan Logistics Park, Inc.	1,214	806
Mitsui Fudosan Retail Fund Investment Corp.	988	489
Mori Hills REIT Investment Corp.	557	441
Mori Trust REIT, Inc.	1,005	460
Nippon Building Fund, Inc.	2,934	2,270
Nippon Prologis REIT, Inc.	2,591	1,386
NIPPON REIT Investment Corp.	704	363
Nomura Real Estate Holdings, Inc.	213,600	1,227
Nomura Real Estate Master Fund, Inc.*	1,527	1,429
NTT UD REIT Investment Corp.	556	466
Orix JREIT, Inc.	2,029	1,219
Samty Residential Investment Corp.†	147	87
Sekisui House REIT, Inc.	1,520	715
SOSiLA Logistics REIT, Inc.	279	195
EQUITY FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Japan – 8.1%continued
Star Asia Investment Corp.	932	$316
Sumitomo Realty & Development Co. Ltd.	228,150	5,249
Sun Frontier Fudousan Co. Ltd.	9,700	145
Tokyo Tatemono Co. Ltd.	69,500	1,407
Tokyu REIT, Inc.	262	298
Tosei Corp.	23,400	244
United Urban Investment Corp.	1,136	1,135
		68,888
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	614,290	385
Kuwait Real Estate Co. K.S.C.*	343,207	388
Mabanee Co. KPSC	273,004	815
National Real Estate Co. KPSC*	442,182	173
Salhia Real Estate Co. K.S.C.P.	182,363	233
		1,994
Malaysia – 0.4%
Axis Real Estate Investment Trust	568,062	284
Eco World Development Group Bhd.	449,400	243
IGB Real Estate Investment Trust	754,700	511
IOI Properties Group Bhd.	530,500	514
KLCCP Stapled Group	146,000	322
KSL Holdings Bhd.	143,900	105
Mah Sing Group Bhd.	525,300	126
Matrix Concepts Holdings Bhd.	390,050	113
Pavilion Real Estate Investment Trust	626,800	263
Sime Darby Property Bhd.	1,085,300	385
SP Setia Bhd. Group	920,869	220
Sunway Real Estate Investment Trust	696,200	378
		3,464
Mauritius – 0.0%
Lighthouse Properties PLC	398,179	192
Mexico – 0.8%
Concentradora Fibra Danhos S.A. de C.V.	109,153	179
Corp. Inmobiliaria Vesta S.A.B. de C.V.	330,600	1,137
FIBRA Macquarie Mexico	56,503	145
Fibra MTY S.A.P.I. de C.V.*	1,607,673	1,349
Fibra Uno Administracion S.A. de C.V.	1,083,633	1,862
Prologis Property Mexico S.A. de C.V.	418,861	1,808
		6,480
Netherlands – 0.1%
Argo Properties N.V.*	7,725	347
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Netherlands – 0.1%continued
Eurocommercial Properties N.V.	16,683	$521
Wereldhave N.V.	12,815	291
		1,159
New Zealand – 0.1%
Goodman Property Trust	424,027	489
Kiwi Property Group Ltd.	645,564	349
		838
Norway – 0.0%
Entra ASA	15,922	170
Philippines – 0.3%
AREIT, Inc.	431,200	262
Ayala Land, Inc.	2,294,181	556
Megaworld Corp.	3,048,001	103
RL Commercial REIT, Inc.	2,763,100	324
Robinsons Land Corp.	563,396	151
SM Prime Holdings, Inc.	3,702,953	1,095
		2,491
Qatar – 0.0%
United Development Co. QSC	594,673	142
Romania – 0.2%
NEPI Rockcastle N.V.*	233,844	2,094
Saudi Arabia – 0.4%
Al Rajhi REIT	106,463	232
Arabian Centres Co.	85,270	388
Arriyadh Development Co.	46,781	223
Dar Al Arkan Real Estate Development Co.*	203,910	979
Emaar Economic City*	58,192	155
Jadwa REIT Saudi Fund	74,352	216
Knowledge Economic City Co.*	27,632	89
Makkah Construction & Development Co.	36,658	809
Retal Urban Development Co.	92,577	296
		3,387
Singapore – 2.6%
AIMS APAC REIT	210,982	261
CapitaLand Ascendas REIT*	1,608,945	3,104
CapitaLand Ascott Trust	1,054,814	723
CapitaLand China Trust	463,127	233
Capitaland India Trust	418,355	331
CapitaLand Integrated Commercial Trust	2,380,514	4,376
CDL Hospitality Trusts	317,452	190
NORTHERN FUNDS QUARTERLY REPORT  39 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Singapore – 2.6%continued
Centurion Accommodation REIT*	204,470	$168
Centurion Corp. Ltd.†	95,600	108
City Developments Ltd.†	179,200	1,080
Digital Core REIT Management Pte Ltd.	343,800	174
ESR-REIT	234,367	425
Far East Hospitality Trust*	382,303	169
Frasers Centrepoint Trust	444,709	778
Frasers Logistics & Commercial Trust	1,112,247	831
Keppel DC REIT	769,503	1,335
Keppel REIT	1,179,620	785
Lendlease Global Commercial REIT*	1,002,201	442
Mapletree Industrial Trust	815,255	1,213
Mapletree Logistics Trust	1,308,526	1,236
Mapletree Pan Asia Commercial Trust	837,761	837
NTT DC REIT*	252,400	238
Parkway Life Real Estate Investment Trust	169,700	531
Starhill Global REIT	602,390	254
Stoneweg Europe Stapled Trust	149,271	262
Suntec Real Estate Investment Trust	704,091	791
UOL Group Ltd.	180,397	1,332
		22,207
South Africa – 0.6%
Equites Property Fund Ltd.	292,450	315
Fortress Real Estate Investments Ltd., Class B	449,779	668
Growthpoint Properties Ltd.	1,260,539	1,326
Hyprop Investments Ltd.	150,167	552
Redefine Properties Ltd.	2,664,426	1,040
Resilient REIT Ltd.	111,906	569
Vukile Property Fund Ltd.	535,884	814
		5,284
South Korea – 0.0%
ESR Kendall Square REIT Co. Ltd.	65,508	141
LOTTE REIT Co. Ltd.	51,915	115
SK REITs Co. Ltd.	66,749	233
		489
Spain – 0.4%
Colonial SFL Socimi S.A.	106,447	691
Merlin Properties Socimi S.A.	161,269	2,828
		3,519
Sweden – 1.3%
Altra Fastigheter AB	53,655	382
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Sweden – 1.3%continued
Atrium Ljungberg AB, Class B	90,983	$247
Castellum AB	125,757	1,652
Catena AB	18,456	793
Cibus Real Estate AB publ	31,647	482
Corem Property Group AB, Class B†	185,562	45
Dios Fastigheter AB	36,293	240
Fabege AB	67,780	519
Fastighets AB Balder, Class B*	265,355	1,416
FastPartner AB, Class A	12,827	50
Hufvudstaden AB, Class A	34,795	429
Intea Fastigheter AB	71,673	545
Logistea AB, Class B	109,685	151
NP3 Fastigheter AB	11,829	325
Pandox AB	40,715	727
Platzer Fastigheter Holding AB, Class B	24,107	170
PPI Public Property Invest AB	93,878	180
Sagax AB, Class B	85,157	1,355
Samhallsbyggnadsbolaget i Norden AB* †	435,745	159
Sveafastigheter AB* †	19,921	61
Wallenstam AB, Class B	136,225	553
Wihlborgs Fastigheter AB	102,843	798
		11,279
Switzerland – 1.5%
Allreal Holding A.G. (Registered)	5,782	1,517
Hiag Immobilien Holding A.G.	1,839	309
International Workplace Group PLC	290,295	713
Intershop Holding A.G.	1,927	412
Mobimo Holding A.G. (Registered)	2,890	1,242
PSP Swiss Property A.G. (Registered)	17,922	3,195
Swiss Prime Site A.G. (Registered)	31,293	5,107
		12,495
Taiwan – 0.3%
Chong Hong Development Co. Ltd.	72,745	179
Da-Li Development Co. Ltd.	110,613	157
Farglory Land Development Co. Ltd.	77,462	158
Highwealth Construction Corp.	552,118	748
Huaku Development Co. Ltd.	99,890	320
Kindom Development Co. Ltd.	151,190	162
Ruentex Development Co. Ltd.	625,955	528
Sakura Development Co. Ltd.	128,153	156
		2,408
EQUITY FUNDS 40 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Thailand – 0.4%
Amata Corp. PCL NVDR	293,435	$238
AP Thailand PCL (Registered)	441,405	100
AP Thailand PCL NVDR	372,504	85
Central Pattana PCL (Registered)	581,626	1,173
Central Pattana PCL NVDR	200,098	407
Land & Houses PCL NVDR	2,858,000	327
Sansiri PCL NVDR	5,157,466	226
Supalai PCL (Registered)	280,445	135
Supalai PCL NVDR	156,400	76
WHA Corp. PCL NVDR†	3,024,700	473
		3,240
Turkey – 0.1%
Peker Gayrimenkul Yatirim Ortakligi A.S.*	1,432,355	429
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	235,462	151
Yeni Gimat Gayrimenkul Ortakligi A.S.	71,846	364
		944
United Arab Emirates – 0.6%
Aldar Properties PJSC	1,504,547	3,409
Deyaar Development PJSC	386,459	85
Dubai Residential REIT	757,211	259
Emaar Development PJSC	325,963	1,237
RAK Properties PJSC*	578,285	171
		5,161
United Kingdom – 2.7%
Big Yellow Group PLC	73,105	876
British Land (The) Co. PLC	391,790	2,152
Derwent London PLC	39,408	1,015
Grainger PLC	266,908	601
Great Portland Estates PLC	128,571	567
Hammerson PLC	210,254	1,032
Land Securities Group PLC	287,426	2,484
LondonMetric Property PLC	801,839	2,004
Primary Health Properties PLC	946,548	1,203
Safestore Holdings PLC	80,834	658
Segro PLC	475,328	5,523
Shaftesbury Capital PLC	570,409	1,045
Supermarket Income REIT PLC	485,058	566
Target Healthcare REIT PLC	249,053	358
Tritax Big Box REIT PLC	939,712	2,013
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
United Kingdom – 2.7%continued
UNITE Group (The) PLC	166,877	$1,126
Workspace Group PLC	47,896	220
		23,443
United States – 58.1%
Acadia Realty Trust	50,722	1,061
Agree Realty Corp.	46,914	3,553
Alexander's, Inc.	906	250
Alexandria Real Estate Equities, Inc.	60,894	3,218
American Assets Trust, Inc.	19,194	474
American Healthcare REIT, Inc.†	74,942	3,908
American Homes 4 Rent, Class A	124,049	4,158
Americold Realty Trust, Inc.	109,495	1,721
Apartment Investment and Management Co., Class A	50,375	150
Apple Hospitality REIT, Inc.	86,377	1,452
AvalonBay Communities, Inc.	54,174	10,222
Brandywine Realty Trust	66,481	211
Brixmor Property Group, Inc.	113,849	3,590
Broadstone Net Lease, Inc.	73,661	1,523
BXP, Inc.	58,837	3,901
Camden Property Trust	37,810	4,329
CareTrust REIT, Inc.	87,226	3,520
CBL & Associates Properties, Inc.	5,957	316
Centerspace	6,519	366
COPT Defense Properties	43,625	1,588
Cousins Properties, Inc.	64,025	1,919
CubeSmart	88,686	3,527
Curbline Properties Corp.	35,098	1,067
DiamondRock Hospitality Co.	78,825	960
Digital Realty Trust, Inc.	133,673	24,005
Diversified Healthcare Trust	76,622	713
Douglas Emmett, Inc.	63,235	746
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	16,837	420
EastGroup Properties, Inc.	20,979	4,249
Empire State Realty Trust, Inc., Class A†	50,842	275
Equinix, Inc.	38,357	39,983
Equity LifeStyle Properties, Inc.	71,884	4,633
Equity Residential	131,349	8,923
Essex Property Trust, Inc.	25,126	7,326
Extra Space Storage, Inc.	82,219	11,946
Federal Realty Investment Trust	30,325	3,743
First Industrial Realty Trust, Inc.	50,924	3,122
Four Corners Property Trust, Inc.	42,689	1,048
NORTHERN FUNDS QUARTERLY REPORT  41 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
United States – 58.1%continued
Getty Realty Corp.†	21,925	$731
Gladstone Commercial Corp.†	19,406	239
Global Net Lease, Inc.	74,121	663
Healthcare Realty Trust, Inc.	127,074	2,563
Healthpeak Properties, Inc.	271,124	5,802
Highwoods Properties, Inc.	42,686	1,287
Host Hotels & Resorts, Inc.	268,045	6,355
Howard Hughes Holdings, Inc.*	12,071	863
Independence Realty Trust, Inc.	91,128	1,521
Innovative Industrial Properties, Inc.	10,625	659
InvenTrust Properties Corp.	29,124	1,031
Invitation Homes, Inc.	210,312	6,354
Iron Mountain, Inc.	115,777	14,624
JBG SMITH Properties†	22,423	329
Kilroy Realty Corp.	41,904	1,570
Kimco Realty Corp.	262,722	6,660
Kite Realty Group Trust	79,522	2,257
LTC Properties, Inc.	19,094	734
LXP Industrial Trust	22,783	1,228
Macerich (The) Co.	100,472	2,531
Medical Properties Trust, Inc.†	188,454	871
Mid-America Apartment Communities, Inc.	45,355	6,302
National Health Investors, Inc.	17,549	1,338
National Storage Affiliates Trust	27,441	1,220
NETSTREIT Corp.†	37,371	790
NexPoint Residential Trust, Inc.	7,498	209
NNN REIT, Inc.	74,326	3,458
Omega Healthcare Investors, Inc.	115,273	5,496
Park Hotels & Resorts, Inc.	75,380	1,074
Pebblebrook Hotel Trust	42,440	824
Phillips Edison & Co., Inc.	48,377	2,013
Piedmont Realty Trust, Inc.*	47,890	438
Prologis, Inc.	362,537	49,113
Public Storage	61,472	19,567
Realty Income Corp.	362,777	22,478
Regency Centers Corp.	64,270	5,125
Rexford Industrial Realty, Inc.	87,777	2,941
RLJ Lodging Trust	48,668	577
Ryman Hospitality Properties, Inc.	23,068	2,965
Sabra Health Care REIT, Inc.	96,608	1,885
Saul Centers, Inc.	5,039	188
Service Properties Trust	231,395	391
Sila Realty Trust, Inc.	20,857	633
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
United States – 58.1%continued
Simon Property Group, Inc.	126,364	$28,261
SL Green Realty Corp.†	27,605	1,429
Smartstop Self Storage REIT, Inc.	21,170	688
St. Joe (The) Co.	14,424	903
STAG Industrial, Inc.	73,497	2,797
Sun Communities, Inc.	48,045	5,761
Sunstone Hotel Investors, Inc.	67,607	774
Tanger, Inc.	44,132	1,742
Terreno Realty Corp.	40,796	2,642
UDR, Inc.	114,460	4,569
UMH Properties, Inc.	30,759	466
Urban Edge Properties	48,648	1,113
Ventas, Inc.	185,044	16,432
Vornado Realty Trust	61,863	2,431
Welltower, Inc.	273,978	62,185
Whitestone REIT	16,407	311
WP Carey, Inc.	85,480	6,112
Xenia Hotels & Resorts, Inc.	36,673	747
		495,376
Total Common Stocks
(Cost $535,821)		823,253

INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(3) (4) (5)	8,448,685	8,449
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	16,543,033	16,543
Total Investment Companies
(Cost $24,992)		24,992

Total Investments – 99.4%
(Cost $560,813)		848,245
Other Assets less Liabilities – 0.6%		4,921
Net Assets – 100.0%		$853,166

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
EQUITY FUNDS 42 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Canadian Dollar	361	United States Dollar	262	9/16/26	$7
Bank of Montreal	United States Dollar	410	Hong Kong Dollar	3,210	9/16/26	—*
Barclays	United States Dollar	948	Euro	830	9/16/26	3
Citibank	Euro	600	United States Dollar	703	9/16/26	16
Goldman Sachs	Brazilian Real	205	United States Dollar	40	9/16/26	1
Goldman Sachs	Korean Won	13,475	United States Dollar	9	9/16/26	—*
Goldman Sachs	United States Dollar	228	Indian Rupee	22,085	9/16/26	4
JPMorgan Chase	Australian Dollar	500	United States Dollar	346	9/16/26	—*
JPMorgan Chase	British Pound	370	United States Dollar	491	9/16/26	—*
JPMorgan Chase	Euro	2,211	United States Dollar	2,587	9/16/26	52
JPMorgan Chase	Swiss Franc	609	United States Dollar	785	9/16/26	25
JPMorgan Chase	United States Dollar	337	Australian Dollar	490	9/16/26	1
Morgan Stanley	Australian Dollar	1,278	United States Dollar	910	9/16/26	26
Morgan Stanley	British Pound	885	United States Dollar	1,189	9/16/26	16
Toronto-Dominion Bank	Japanese Yen	358,703	United States Dollar	2,247	9/16/26	26
Toronto-Dominion Bank	Norwegian Krone	860	United States Dollar	93	9/16/26	6
Toronto-Dominion Bank	United States Dollar	449	British Pound	340	9/16/26	2
Subtotal Appreciation						185
Bank of Montreal	Swiss Franc	270	United States Dollar	337	9/16/26	(— )*
Bank of Montreal	United States Dollar	1,177	Australian Dollar	1,640	9/16/26	(44)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	416	British Pound	310	9/16/26	$(5)
Bank of Montreal	United States Dollar	548	Hong Kong Dollar	4,278	9/16/26	(1)
Barclays	United States Dollar	315	Euro	270	9/16/26	(5)
Citibank	United States Dollar	959	Japanese Yen	152,730	9/16/26	(13)
Goldman Sachs	United States Dollar	345	Singapore Dollar	440	9/16/26	(3)
Goldman Sachs	United States Dollar	65	Taiwan Dollar	2,061	9/16/26	(1)
JPMorgan Chase	Euro	1,300	United States Dollar	1,490	9/16/26	(— )*
JPMorgan Chase	Japanese Yen	109,490	United States Dollar	678	9/16/26	(— )*
Morgan Stanley	United States Dollar	354	Singapore Dollar	449	9/16/26	(5)
Morgan Stanley	United States Dollar	28	Swedish Krona	255	9/16/26	(1)
Toronto-Dominion Bank	Australian Dollar	1,090	United States Dollar	750	9/16/26	(3)
Toronto-Dominion Bank	British Pound	410	United States Dollar	540	9/16/26	(4)
Toronto-Dominion Bank	Euro	300	United States Dollar	342	9/16/26	(2)
Toronto-Dominion Bank	Hong Kong Dollar	3,660	United States Dollar	468	9/16/26	(— )*
Toronto-Dominion Bank	Singapore Dollar	860	United States Dollar	666	9/16/26	(2)
UBS	United States Dollar	734	Australian Dollar	1,040	9/16/26	(15)
UBS	United States Dollar	871	Japanese Yen	139,990	9/16/26	(5)
Subtotal Depreciation						(109)
Total						$76

*	Amount rounds to less than one thousand.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	31	$12,044	Long	9/26	$154
NORTHERN FUNDS QUARTERLY REPORT  43 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2026 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	78	$12,267	Long	9/26	$12
S&P/TSX 60 Index (Canadian Dollar)	22	6,378	Long	9/26	1
Total					$167
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	96.5%
Short-Term Investments	2.9
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$2,250	$—	$—	$2,250
Canada	8,289	—	—	8,289
Chile	2,440	—	—	2,440
China	—	10,864	107	10,971
Mexico	6,480	—	—	6,480
Sweden	180	11,099	—	11,279
United States	495,376	—	—	495,376
All Other Countries(1)	—	286,168	—	286,168
Total Common Stocks	515,015	308,131	107	823,253
Investment Companies	24,992	—	—	24,992
Total Investments	$540,007	$308,131	$107	$848,245
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$185	$—	$185
Futures Contracts	167	—	—	167
Liabilities
Forward Foreign Currency Exchange Contracts	—	(109)	—	(109)
Total Other Financial Instruments	$167	$76	$—	$243

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$6,687	$13,948	$12,186	$8,449	8,448,685	$4 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,002	81,753	70,212	16,543	16,543,033	119
Total	$11,689	$95,701	$82,398	$24,992	24,991,718	$123

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 44 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	154,506	$5,026
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,533
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	31,908	3,130
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	83,936	6,496
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	10,274	506
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	44,660	12,329
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	25,042	1,606
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	5,490
iShares 20+ Year Treasury Bond ETF	21,018	1,816
iShares 3-7 Year Treasury Bond ETF	62,330	7,321
iShares 7-10 Year Treasury Bond ETF	34,617	3,274
iShares Expanded Tech-Software Sector ETF	16,023	1,452
iShares MBS ETF	29,363	2,775
Northern Funds - Fixed Income Fund(1)	888,752	7,919
Northern Funds - High Yield Fixed Income Fund(1)	246,309	1,490
Northern Funds - International Equity Index Fund(1)	189,338	3,665
Northern Funds - Small Cap Core Fund(1)	85,945	2,558
Northern Funds - Stock Index Fund(1)	181,758	13,568
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(1) (2)	2,099,245	2,099
Total Investment Companies
(Cost $65,537)		84,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.59%, 10/15/26(3) (4)	$53	$53
Total Short-Term Investments
(Cost $53)		53

Total Investments – 100.1%
(Cost $65,590)		84,106
Liabilities less Other Assets – (0.1%)		(43)
NET ASSETS – 100.0%		$84,063

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of June 30, 2026 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  45 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond	12	$1,362	Long	9/26	$32
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$84,053	$—	$—	$84,053
Short-Term Investments	—	53	—	53
Total Investments	$84,053	$53	$—	$84,106
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	$5,069	$—	$—	$(43)	$—	$5,026	154,506	$79
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	1,555	—	—	(22)	—	1,533	64,503	31
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	2,999	—	—	131	—	3,130	31,908	45
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	6,212	—	623	747	160	6,496	83,936	23
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	567	—	—	(61)	—	506	10,274	3
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	11,170	—	445	1,500	104	12,329	44,660	34
FlexShares® STOXX Global Broad Infrastructure Index Fund	1,601	—	—	5	—	1,606	25,042	15
FlexShares® U.S. Quality Low Volatility Index Fund	5,228	—	—	262	—	5,490	72,722	23
Northern Funds - Fixed Income Fund	7,503	450	—	(34)	—	7,919	888,752	82
Northern Funds - High Yield Fixed Income Fund	1,480	—	—	10	—	1,490	246,309	25
Northern Funds - International Equity Index Fund	3,961	—	627	204	127	3,665	189,338	—
Northern Funds - Small Cap Core Fund	2,123	—	—	435	—	2,558	85,945	—
Northern Funds - Stock Index Fund	12,856	—	1,173	1,614	271	13,568	181,758	39
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,836	2,598	4,335	—	—	2,099	2,099,245	20
Total	$66,160	$3,048	$7,203	$4,748	$662	$67,415	4,178,898	$419
EQUITY FUNDS 46 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INCOME EQUITY FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 1.4%
General Electric Co.	4,699	$1,756
Honeywell Aerospace, Inc.*	1,058	234
Lockheed Martin Corp.	4,946	2,520
		4,510
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	17,951	1,930
Automobiles – 0.9%
Tesla, Inc.(1) *	6,822	2,869
Banks – 4.0%
Bank of America Corp.	5,806	331
Citigroup, Inc.	35,167	4,922
Cullen/Frost Bankers, Inc.	6,360	983
Fifth Third Bancorp	18,714	1,055
First Hawaiian, Inc.	32,220	944
JPMorgan Chase & Co.	8,847	2,896
Truist Financial Corp.	30,360	1,512
		12,643
Beverages – 0.1%
PepsiCo, Inc.	1,981	268
Biotechnology – 3.4%
AbbVie, Inc.	20,994	5,283
Amgen, Inc.	7,082	2,564
Gilead Sciences, Inc.	22,361	2,825
		10,672
Broadline Retail – 3.1%
Amazon.com, Inc.(1) *	35,332	8,421
eBay, Inc.	11,768	1,315
		9,736
Capital Markets – 2.9%
Franklin Resources, Inc.	56,222	1,870
Invesco Ltd.	61,246	1,616
Lazard, Inc.	12,245	514
Morgan Stanley	6,703	1,401
State Street Corp.	11,879	2,015
T. Rowe Price Group, Inc.	16,641	1,892
		9,308
Chemicals – 0.6%
CF Industries Holdings, Inc.	9,133	989
Scotts Miracle-Gro (The) Co.	12,450	848
		1,837
Communications Equipment – 2.1%
Cisco Systems, Inc.	56,173	6,598
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Consumer Finance – 0.3%
OneMain Holdings, Inc.	15,691	$957
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	1,001	936
Diversified Consumer Services – 0.3%
H&R Block, Inc.	27,334	1,041
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	80,204	1,660
Comcast Corp., Class A	34,484	847
Verizon Communications, Inc.	48,452	2,051
		4,558
Electric Utilities – 2.2%
Duke Energy Corp.	18,891	2,391
Edison International	21,818	1,624
FirstEnergy Corp.	30,213	1,436
Southern (The) Co.	15,812	1,514
		6,965
Electrical Equipment – 3.1%
Emerson Electric Co.	9,594	1,373
GE Vernova, Inc.	4,718	5,543
Rockwell Automation, Inc.	3,621	1,793
Vertiv Holdings Co., Class A	3,201	1,072
		9,781
Financial Services – 1.4%
Berkshire Hathaway, Inc., Class B*	3,356	1,679
Equitable Holdings, Inc.	9,207	404
Fidelity National Information Services, Inc.	19,414	755
MGIC Investment Corp.	10,707	302
UWM Holdings Corp.†	217,621	499
Western Union (The) Co.†	87,183	671
		4,310
Food Products – 0.3%
General Mills, Inc.	26,713	930
Gas Utilities – 0.3%
MDU Resources Group, Inc.	9,940	211
UGI Corp.	22,405	774
		985
Ground Transportation – 1.3%
Old Dominion Freight Line, Inc.	4,491	973
Union Pacific Corp.	11,602	3,155
		4,128
NORTHERN FUNDS QUARTERLY REPORT  47 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Health Care Equipment & Supplies – 0.2%
ResMed, Inc.	2,905	$566
Health Care Providers & Services – 0.2%
McKesson Corp.	452	341
UnitedHealth Group, Inc.	743	309
		650
Health Care Real Estate Investment Trusts – 0.1%
Omega Healthcare Investors, Inc.	4,420	211
Hotel & Resort Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc.	20,614	489
Hotels, Restaurants & Leisure – 0.8%
Booking Holdings, Inc.	3,276	584
Las Vegas Sands Corp.	2,618	121
Vail Resorts, Inc.†	6,320	860
Wendy's (The) Co.†	48,322	401
Yum! Brands, Inc.	3,913	625
		2,591
Household Products – 2.1%
Clorox (The) Co.	11,363	1,084
Kimberly-Clark Corp.	11,495	1,262
Procter & Gamble (The) Co.	28,332	4,155
		6,501
Independent Power & Renewable Electricity Producers – 0.2%
Brookfield Renewable Corp.†	8,788	326
Vistra Corp.	2,760	438
		764
Industrial Conglomerates – 0.1%
Honeywell International, Inc.	1,058	237
Insurance – 2.1%
Aflac, Inc.	12,371	1,450
MetLife, Inc.	19,727	1,669
Old Republic International Corp.	16,973	695
Principal Financial Group, Inc.	10,751	1,159
Prudential Financial, Inc.	16,408	1,771
		6,744
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A(1)	50,535	18,060
Meta Platforms, Inc., Class A(1)	6,457	3,637
		21,697
IT Services – 1.1%
Accenture PLC, Class A	10,804	1,344
Amdocs Ltd.	7,314	370
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
IT Services – 1.1%continued
Cognizant Technology Solutions Corp., Class A	10,031	$388
International Business Machines Corp.	5,336	1,501
		3,603
Leisure Products – 0.4%
Hasbro, Inc.	15,379	1,270
Machinery – 1.2%
Caterpillar, Inc.	411	438
Illinois Tool Works, Inc.	6,186	1,673
Otis Worldwide Corp.	7,762	556
Snap-on, Inc.	2,857	1,149
		3,816
Media – 0.0%
Nexstar Media Group, Inc.	799	143
Metals & Mining – 0.6%
Newmont Corp.	11,377	1,063
Southern Copper Corp.	4,485	781
		1,844
Mortgage Real Estate Investment Trusts – 0.5%
Rithm Capital Corp.	86,032	808
Starwood Property Trust, Inc.	47,319	775
		1,583
Multi-Utilities – 0.8%
Consolidated Edison, Inc.	14,374	1,590
Public Service Enterprise Group, Inc.	11,746	953
		2,543
Office Real Estate Investment Trusts – 0.4%
Highwoods Properties, Inc.	38,550	1,163
Oil, Gas & Consumable Fuels – 1.6%
Antero Midstream Corp.	37,210	847
APA Corp.	29,190	951
Exxon Mobil Corp.	8,390	1,147
Valero Energy Corp.	8,015	2,087
		5,032
Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	49,451	2,849
Eli Lilly & Co.	2,459	2,949
Johnson & Johnson	15,283	3,882
Merck & Co., Inc.	36,154	4,646
Perrigo Co. PLC	17,388	181
Pfizer, Inc.	69,725	1,679
		16,186
EQUITY FUNDS 48 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Professional Services – 1.3%
Automatic Data Processing, Inc.	9,769	$2,188
Broadridge Financial Solutions, Inc.	3,307	453
Paychex, Inc.	4,846	476
Robert Half, Inc.	35,068	1,077
		4,194
Residential Real Estate Investment Trusts – 0.6%
Camden Property Trust	6,722	770
Equity Residential	15,714	1,067
		1,837
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	23,226	732
Simon Property Group, Inc.	7,952	1,779
		2,511
Semiconductors & Semiconductor Equipment – 20.3%
Advanced Micro Devices, Inc.*	1,825	1,060
Analog Devices, Inc.	441	175
Applied Materials, Inc.	727	526
Broadcom, Inc.	31,104	11,749
KLA Corp.	24,990	7,540
Lam Research Corp.	19,467	8,436
Micron Technology, Inc.	1,940	2,239
NVIDIA Corp.(1)	138,497	27,712
QUALCOMM, Inc.	19,250	3,557
Skyworks Solutions, Inc.†	18,377	1,246
		64,240
Software – 5.1%
Bentley Systems, Inc., Class B	14,855	444
Gen Digital, Inc.	45,131	1,123
Intuit, Inc.	5,018	1,310
Microsoft Corp.	32,571	12,150
Pegasystems, Inc.	14,512	435
Salesforce, Inc.	5,333	835
		16,297
Specialized Real Estate Investment Trusts – 1.8%
EPR Properties	14,647	850
Gaming and Leisure Properties, Inc.	17,295	770
Lamar Advertising Co., Class A	4,969	775
Millrose Properties, Inc.	28,228	848
Public Storage	4,351	1,385
VICI Properties, Inc.	43,455	1,154
		5,782
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Specialty Retail – 1.7%
Best Buy Co., Inc.	22,340	$1,695
Home Depot (The), Inc.	7,050	2,486
Williams-Sonoma, Inc.	5,464	1,274
		5,455
Technology Hardware, Storage & Peripherals – 9.4%
Apple, Inc.(1)	85,771	24,819
HP, Inc.	71,893	1,577
NetApp, Inc.	8,999	1,393
Western Digital Corp.	3,064	1,957
		29,746
Textiles, Apparel & Luxury Goods – 0.5%
Tapestry, Inc.	10,691	1,565
Tobacco – 2.3%
Altria Group, Inc.	40,778	2,934
Philip Morris International, Inc.	23,850	4,315
		7,249
Trading Companies & Distributors – 0.5%
Fastenal Co.	31,554	1,515
Wireless Telecommunication Services – 0.3%
Millicom International Cellular S.A.	12,064	1,095
Total Common Stocks
(Cost $192,082)		314,081

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	4,022,383	4,022
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	2,030,958	2,031
Total Investment Companies
(Cost $6,053)		6,053

NORTHERN FUNDS QUARTERLY REPORT  49 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.62%, 10/15/26(5) (6)	$146	$144
Total Short-Term Investments
(Cost $144)		144

Total Investments – 101.2%
(Cost $198,279)		320,278
Liabilities less Other Assets – (1.2%)		(3,676)
NET ASSETS – 100.0%		$316,602

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	56	$2,114	Long	9/26	$15
At June 30, 2026, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 7/17/26, Strike Price $420.00	(505)	$(18,047)	$(8)
Amazon.com, Inc., Exp. Date 7/17/26, Strike Price $280.00	(353)	(8,413)	(8)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Apple, Inc., Exp. Date 7/17/26, Strike Price $340.00	(401)	$(11,603)	$(2)
Apple, Inc., Exp. Date 7/17/26, Strike Price $350.00	(27)	(781)	(— )*
Meta Platforms, Inc., Class A, Exp. Date 7/17/26, Strike Price $750.00	(64)	(3,605)	(1)
NVIDIA Corp., Exp. Date 7/17/26, Strike Price $250.00	(1,384)	(27,692)	(12)
Tesla, Inc., Exp. Date 7/17/26, Strike Price $600.00	(68)	(2,860)	(2)
Total Written Options Contracts			$(33)
(Premiums Received (000s) $67)

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$314,081	$—	$—	$314,081
Investment Companies	6,053	—	—	6,053
Short-Term Investments	—	144	—	144
Total Investments	$320,134	$144	$—	$320,278
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$15	$—	$—	$15
Liabilities
Written Options	(33)	—	—	(33)
Total Other Financial Instruments	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 50 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$2,749	$23,829	$22,556	$4,022	4,022,383	$4 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,285	9,213	9,467	2,031	2,030,958	19
Total	$5,034	$33,042	$32,023	$6,053	6,053,341	$23

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  51 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)
Australia – 4.5%
ANZ Group Holdings Ltd.	77,449	$1,898
Aristocrat Leisure Ltd.	3,412	145
ASX Ltd.	2,004	74
Computershare Ltd.	6,037	160
CSL Ltd.	7,409	590
Fortescue Ltd.	129,400	1,724
Origin Energy Ltd.	46,240	352
Pro Medicus Ltd.	3,186	451
QBE Insurance Group Ltd.	65,726	1,147
Rio Tinto PLC	12,148	1,149
Scentre Group	26,273	70
South32 Ltd.	123,201	331
Stockland	175,465	497
Telstra Group Ltd.	123,363	434
Wesfarmers Ltd.	15,508	973
WiseTech Global Ltd.	8,145	189
		10,184
Austria – 0.1%
Verbund A.G.	3,974	252
Belgium – 1.3%
Anheuser-Busch InBev S.A./N.V.	23,261	1,918
D'ieteren Group	960	187
KBC Group N.V.	5,986	816
		2,921
Brazil – 0.1%
Yara International ASA	6,753	297
Canada – 11.2%
Agnico Eagle Mines Ltd.	11,028	1,713
Barrick Mining Corp.	48,918	1,799
Bombardier, Inc., Class B*	1,519	350
Brookfield Renewable Corp.	7,295	271
Canadian Imperial Bank of Commerce	18,294	2,107
Canadian National Railway Co.	22,210	2,650
Canadian Natural Resources Ltd.	52,844	2,091
Canadian Utilities Ltd., Class A	7,837	291
Celestica, Inc.*	308	112
CGI, Inc.	14,878	962
Constellation Software, Inc.	136	256
Emera, Inc.	4,236	225
Empire Co. Ltd., Class A	13,309	466
Fairfax Financial Holdings Ltd.	1,165	1,916
Fortis, Inc.	122	7
IGM Financial, Inc.	32,582	1,819
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
Canada – 11.2%continued
Imperial Oil Ltd.	5,668	$636
Magna International, Inc.	3,067	202
Manulife Financial Corp.	35,954	1,458
Royal Bank of Canada	1,008	209
Shopify, Inc., Class A*	1,570	180
Suncor Energy, Inc.	33,440	1,799
Toronto-Dominion Bank (The)	29,248	3,556
		25,075
Chile – 0.3%
Lundin Mining Corp.	26,210	639
China – 1.0%
BOC Hong Kong Holdings Ltd.	305,854	1,659
SITC International Holdings Co. Ltd.	35,702	143
Yangzijiang Shipbuilding Holdings Ltd.	183,200	487
		2,289
Denmark – 1.1%
Novo Nordisk A/S, Class B	12,651	607
Pandora A/S	8,276	954
Vestas Wind Systems A/S	28,343	801
		2,362
Finland – 1.3%
Fortum OYJ	4,332	100
Kone OYJ, Class B	5,627	320
Neste OYJ	20,323	661
Wartsila OYJ Abp	45,964	1,755
		2,836
France – 6.8%
Amundi S.A.	4,242	407
AXA S.A.	30,408	1,524
BNP Paribas S.A.	16,154	1,888
Bureau Veritas S.A.	39,806	1,220
Capgemini S.E.	11,717	1,179
Cie Generale des Etablissements Michelin S.C.A.	864	33
Eiffage S.A.	7,957	1,175
Engie S.A.	21,664	683
LVMH Moet Hennessy Louis Vuitton S.E.	3,117	1,726
Publicis Groupe S.A.	8,470	837
Safran S.A.	4,938	1,952
Societe Generale S.A.	28,267	2,503
		15,127
EQUITY FUNDS 52 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
Germany – 4.9%
Bayerische Motoren Werke A.G.	5,792	$379
Deutsche Bank A.G. (Registered)	4,410	149
Deutsche Post A.G.	40,445	2,454
Deutsche Telekom A.G. (Registered)	94,820	2,584
E.ON S.E.	9,324	192
Evonik Industries A.G.	15,507	281
Fresenius Medical Care A.G.	19,316	874
Fresenius S.E. & Co. KGaA	6,818	311
Heidelberg Materials A.G.	3,633	693
HOCHTIEF A.G.	1,340	777
Mercedes-Benz Group A.G.	19,637	986
RWE A.G.	4,719	306
SAP S.E.	2,426	372
Siemens Energy A.G.	1,839	349
Siemens Healthineers A.G.	1,119	44
Zalando S.E.*	10,054	291
		11,042
Hong Kong – 1.7%
CK Asset Holdings Ltd.	137,252	777
CK Infrastructure Holdings Ltd.	33,605	256
Futu Holdings Ltd. ADR	7,100	666
Prudential PLC	113,839	1,516
Sun Hung Kai Properties Ltd.	43,924	633
		3,848
Indonesia – 0.0%
Jardine Matheson Holdings Ltd.	760	47
Ireland – 0.8%
AIB Group PLC (Irish Stock Exchange)	155,806	1,831
Israel – 1.5%
Bank Hapoalim B.M.	15,685	362
Bank Leumi Le-Israel B.M.	83,386	1,866
Check Point Software Technologies Ltd.*	7,916	1,040
		3,268
Italy – 3.0%
Banca Mediolanum S.p.A.	58,214	1,450
Enel S.p.A.	88,894	1,021
Ryanair Holdings PLC	37,073	1,160
UniCredit S.p.A.	33,540	3,001
		6,632
Ivory Coast – 0.4%
Endeavour Mining PLC	15,983	791
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
Japan – 20.8%
Advantest Corp.	19,400	$3,944
Aisin Corp.	57,900	782
Asics Corp.	10,300	280
Astellas Pharma, Inc.	2,800	38
Chubu Electric Power Co., Inc.	400	7
Daito Trust Construction Co. Ltd.	22,500	429
Denso Corp.	105,600	1,220
Fujikura Ltd.	63,600	2,469
Hitachi Ltd.	8,400	233
Hoya Corp.	3,800	613
Japan Post Insurance Co. Ltd.	38,000	358
Kansai Electric Power (The) Co., Inc.	6,500	91
Kao Corp.	57,400	1,138
KDDI Corp.	4,900	83
Komatsu Ltd.	38,800	1,519
Lasertec Corp.	1,600	498
LY Corp.	446,000	1,193
Makita Corp.	52,100	1,865
Mitsubishi Chemical Group Corp.	106,900	743
Mitsubishi Corp.	92,700	2,494
Mitsui & Co. Ltd.	8,100	226
Mitsui Kinzoku Co. Ltd.	1,100	295
Mizuho Financial Group, Inc.	57,000	2,737
MS&AD Insurance Group Holdings, Inc.	56,100	1,465
Murata Manufacturing Co. Ltd.	38,900	2,804
Nexon Co. Ltd.	19,800	263
Nippon Yusen K.K.	15,200	489
Nitto Denko Corp.	71,200	1,403
ORIX Corp.	32,500	1,232
Osaka Gas Co. Ltd.	1,200	40
Otsuka Holdings Co. Ltd.	9,100	603
Recruit Holdings Co. Ltd.	24,900	1,733
SBI Holdings, Inc.	104,100	1,693
Seibu Holdings, Inc.	2,100	41
Seven & i Holdings Co. Ltd.	18,760	226
Shionogi & Co. Ltd.	39,200	671
SoftBank Corp.	1,241,000	1,588
SoftBank Group Corp.	4,700	176
Sony Group Corp.	55,000	1,103
Subaru Corp.	79,000	1,164
Sumitomo Corp.	98,800	949
Sumitomo Electric Industries Ltd.	29,200	539
Suzuki Motor Corp.	87,600	1,054
NORTHERN FUNDS QUARTERLY REPORT  53 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
Japan – 20.8%continued
Tokyo Electron Ltd.	6,100	$2,950
Tokyo Gas Co. Ltd.	4,600	173
Yokogawa Electric Corp.	29,700	1,043
		46,657
Luxembourg – 0.0%
ArcelorMittal S.A.	1,818	109
Mexico – 0.0%
Fresnillo PLC	2,297	84
Netherlands – 5.1%
ASML Holding N.V.	3,977	7,887
ING Groep N.V.	47,409	1,500
Koninklijke Ahold Delhaize N.V.	41,613	1,675
Wolters Kluwer N.V.	6,012	388
		11,450
Norway – 1.2%
Equinor ASA	23,860	750
Norsk Hydro ASA	62,074	559
Orkla ASA	131,501	1,385
		2,694
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	30,626	36
EDP S.A.	72,834	381
		417
Singapore – 1.3%
Oversea-Chinese Banking Corp. Ltd.	137,200	2,639
Singapore Technologies Engineering Ltd.	39,300	317
		2,956
Spain – 4.1%
Acciona S.A.†	1,048	332
ACS Actividades de Construccion y Servicios S.A.	7,700	1,137
Aena SME S.A.(2)	58,947	1,797
Banco Bilbao Vizcaya Argentaria S.A.	132,292	3,319
Endesa S.A.	8,477	386
Iberdrola S.A.	43,318	1,081
Naturgy Energy Group S.A.	10,792	339
Repsol S.A.	27,146	676
		9,067
Sweden – 3.7%
Assa Abloy AB, Class B	771	27
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
Sweden – 3.7%continued
Evolution AB*	9,642	$664
H&M Hennes & Mauritz AB, Class B†	103,059	1,773
Industrivarden AB, Class C	1,077	59
Investor AB, Class B	24,053	999
Sandvik AB	29,304	1,210
Securitas AB, Class B	2,160	36
Svenska Handelsbanken AB, Class A	10,171	150
Swedbank AB, Class A	57,410	2,144
Tele2 AB, Class B	17,596	306
Telefonaktiebolaget LM Ericsson, Class B	78,540	877
		8,245
Switzerland – 2.0%
ABB Ltd. (Registered)	15,384	1,669
Cie Financiere Richemont S.A., Class A (Registered)	1,174	273
Logitech International S.A. (Registered)	15,630	1,466
Nestle S.A. (Registered)	10,092	1,036
		4,444
United Kingdom – 10.2%
AstraZeneca PLC	1,177	220
Barclays PLC	463,996	3,116
British American Tobacco PLC	19,841	1,224
Centrica PLC	27,200	62
CK Hutchison Holdings Ltd.	131,002	1,113
GSK PLC	107,150	2,811
HSBC Holdings PLC	37,664	715
Imperial Brands PLC	48,112	1,779
International Consolidated Airlines Group S.A. - CDI	142,966	907
J Sainsbury PLC	243,914	1,035
Kingfisher PLC	96,237	362
National Grid PLC	58,940	976
NatWest Group PLC	154,072	1,358
Next PLC	4,253	821
RELX PLC	18,819	593
Rolls-Royce Holdings PLC	136,457	2,620
Smith & Nephew PLC	20,299	292
Smiths Group PLC	30,904	1,050
SSE PLC	3,655	118
Standard Chartered PLC	27,693	751
Vodafone Group PLC	615,132	813
		22,736
EQUITY FUNDS 54 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1% (1)continued
United States – 7.5%
AP Moller - Maersk A/S, Class B	215	$510
Buzzi S.p.A.	1,616	83
Holcim A.G.*	14,313	1,296
Novartis A.G. (Registered)	29,135	4,562
Roche Holding A.G.	11,730	4,828
Roche Holding A.G. (Bearer)	2,237	939
Sanofi S.A.	14,715	1,258
Shell PLC	87,921	3,406
		16,882
Total Common Stocks
(Cost $170,382)		215,182

PREFERRED STOCKS – 0.6% (1)
Germany – 0.6%
Henkel A.G. & Co. KGaA, 2.82%(3)	15,764	1,325
Total Preferred Stocks
(Cost $1,216)		1,325

RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.*	7,700	16
Total Rights
(Cost $16)		16

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(4) (5) (6)	343,168	343
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	1,592,806	1,593
Total Investment Companies
(Cost $1,936)		1,936

Total Investments – 97.6%
(Cost $173,550)		218,459
Other Assets less Liabilities – 2.4%		5,316
Net Assets – 100.0%		$223,775

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2026, the value of this security amounted to approximately $1,797,000 or 0.8% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2026 is disclosed.
(6)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	47	$3,413	Long	9/26	$15
FTSE 100 Index (British Pound)	7	979	Long	9/26	(1)
S&P/TSX 60 Index (Canadian Dollar)	3	870	Long	9/26	—*
SPI 200 Index (Australian Dollar)	2	304	Long	9/26	(4)
Yen Denominated Nikkei 225 (Japanese Yen)	6	1,315	Long	9/26	69
Total					$79

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  55 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	26.2%
Industrials	18.4
Information Technology	11.6
Health Care	8.9
Consumer Discretionary	7.1
Materials	6.1
Consumer Staples	5.8
Energy	4.4
Communication Services	3.7
Utilities	3.5
Real Estate	1.0
Short-Term Investments	0.9
Total Investments	97.6
Other Assets less Liabilities	2.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$25,075	$—	$—	$25,075
Chile	639	—	—	639
Hong Kong	666	3,182	—	3,848
Israel	1,040	2,228	—	3,268
All Other Countries(1)	—	182,352	—	182,352
Total Common Stocks	27,420	187,762	—	215,182
Preferred Stocks	—	1,325	—	1,325
Rights	16	—	—	16
Investment Companies	1,936	—	—	1,936
Total Investments	$29,372	$189,087	$—	$218,459
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$84	$—	$—	$84
Liabilities
Futures Contracts	(5)	—	—	(5)
Total Other Financial Instruments	$79	$—	$—	$79

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$472	$709	$838	$343	343,168	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,194	23,631	25,232	1,593	1,592,806	18
Total	$3,666	$24,340	$26,070	$1,936	1,935,974	$18

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
EQUITY FUNDS 56 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)
Australia – 7.0%
ANZ Group Holdings Ltd.	910,180	$22,304
APA Group†	399,164	2,805
Aristocrat Leisure Ltd.	163,774	6,977
ASX Ltd.	58,998	2,179
BHP Group Ltd.	1,534,050	64,029
Brambles Ltd.	408,156	5,510
CAR Group Ltd.	108,284	1,938
Cochlear Ltd.	19,624	1,658
Coles Group Ltd.	405,732	6,850
Commonwealth Bank of Australia	505,209	57,742
Computershare Ltd.	157,175	4,172
CSL Ltd.	146,499	11,668
Evolution Mining Ltd.	613,438	5,009
Fortescue Ltd.	487,896	6,499
Glencore PLC*	2,834,222	19,331
Goodman Group	601,836	13,047
Insurance Australia Group Ltd.	673,607	3,777
Lottery (The) Corp. Ltd.	673,798	2,688
Lynas Rare Earths Ltd.*	273,482	3,427
Macquarie Group Ltd.	109,312	19,024
Medibank Pvt Ltd.	832,339	2,863
National Australia Bank Ltd.	926,196	24,361
Northern Star Resources Ltd.	410,559	5,407
Origin Energy Ltd.	519,681	3,950
PLS Group Ltd.*	948,066	3,319
Pro Medicus Ltd.	17,064	2,416
Qantas Airways Ltd.	231,519	1,714
QBE Insurance Group Ltd.	453,420	7,914
REA Group Ltd.	15,575	1,505
Rio Tinto Ltd.	112,340	13,377
Rio Tinto PLC	321,899	30,446
Santos Ltd.	980,372	4,867
Scentre Group	1,580,372	4,233
SGH Ltd.	60,488	1,963
Sigma Healthcare Ltd.	1,567,427	2,987
Sonic Healthcare Ltd.	140,736	2,021
South32 Ltd.	1,355,201	3,644
Stockland	725,102	2,054
Suncorp Group Ltd.	326,826	4,361
Telstra Group Ltd.	1,191,935	4,192
Transurban Group	942,059	9,404
Vicinity Ltd.	1,196,722	2,131
Washington H Soul Pattinson & Co. Ltd.	102,945	3,295
Wesfarmers Ltd.	342,705	21,509
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Australia – 7.0%continued
Westpac Banking Corp.	1,032,805	$25,251
WiseTech Global Ltd.	57,262	1,326
Woodside Energy Group Ltd.	574,000	11,113
Woolworths Group Ltd.	368,870	10,220
		472,477
Austria – 0.4%
BAWAG Group A.G.	22,729	4,557
Erste Group Bank A.G.	92,860	12,441
OMV A.G.	44,217	2,774
Raiffeisen Bank International A.G.	39,274	2,508
Verbund A.G.	20,668	1,313
		23,593
Belgium – 0.9%
Ageas S.A./N.V.	45,053	3,604
Anheuser-Busch InBev S.A./N.V.	271,121	22,353
D'ieteren Group	6,316	1,231
Elia Group S.A./N.V.	13,148	2,091
Financiere de Tubize S.A.	6,018	1,589
Groupe Bruxelles Lambert N.V.	21,798	1,986
KBC Group N.V.	69,361	9,461
Lotus Bakeries N.V.	125	1,660
Sofina S.A.	4,907	1,249
Syensqo S.A.	21,117	1,559
UCB S.A.	36,545	10,943
		57,726
Brazil – 0.0%
Yara International ASA	48,113	2,115
Chile – 0.1%
Antofagasta PLC	103,999	5,282
China – 0.4%
BOC Hong Kong Holdings Ltd.	1,113,608	6,040
Prosus N.V.*	394,644	17,153
SITC International Holdings Co. Ltd.	409,000	1,642
Wilmar International Ltd.†	479,900	1,344
Yangzijiang Shipbuilding Holdings Ltd.†	797,500	2,118
		28,297
Czech Republic – 0.0%
CSG N.V.*	45,622	666
Denmark – 1.6%
Carlsberg A.S., Class B	28,321	3,716
Coloplast A/S, Class B	37,592	2,144
Danske Bank A/S	189,056	10,143
NORTHERN FUNDS QUARTERLY REPORT  57 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Denmark – 1.6%continued
Demant A/S* †	27,804	$1,138
DSV A/S	58,069	13,785
Genmab A/S*	18,408	5,043
Novo Nordisk A/S, Class B	972,139	46,638
Novonesis (Novozymes) B	106,178	6,710
Orsted A.S.(2) *	139,482	3,136
Pandora A/S	22,552	2,601
ROCKWOOL A/S, Class B	27,940	898
Tryg A/S	92,211	2,099
Vestas Wind Systems A/S	289,575	8,182
		106,233
Finland – 1.2%
Elisa OYJ	42,999	1,805
Fortum OYJ	135,222	3,124
Kesko OYJ, Class B	80,549	1,801
Kone OYJ, Class B	99,173	5,644
Metso OYJ	194,812	3,387
Neste OYJ	127,660	4,150
Nokia OYJ	1,516,648	20,077
Nordea Bank Abp	924,360	17,555
Orion OYJ, Class B	33,074	2,721
Sampo OYJ, Class A	720,563	7,574
Stora Enso OYJ (Registered)	166,233	1,774
UPM-Kymmene OYJ	159,266	4,225
Wartsila OYJ Abp	147,217	5,620
		79,457
France – 8.0%
Abivax S.A.* †	16,143	2,143
Accor S.A.	56,591	3,290
Aeroports de Paris S.A.†	9,424	1,228
Air Liquide S.A.	192,303	38,083
Airbus S.E.	179,379	39,926
Alstom S.A.*	105,319	1,833
Amundi S.A.	18,676	1,792
AXA S.A.	473,169	23,714
Ayvens S.A.	100,173	1,321
BioMerieux	12,245	962
BNP Paribas S.A.	299,253	34,976
Bollore S.E.†	185,919	862
Bouygues S.A.	66,867	3,731
Bureau Veritas S.A.	96,025	2,942
Capgemini S.E.	46,150	4,641
Carrefour S.A.	177,689	3,301
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
France – 8.0%continued
Cie de Saint-Gobain S.A.	134,200	$12,150
Cie Generale des Etablissements Michelin S.C.A.	186,469	7,202
Covivio S.A./France	15,848	971
Credit Agricole S.A.	273,983	5,511
Danone S.A.	190,221	15,601
Dassault Aviation S.A.	5,197	1,706
Dassault Systemes S.E.	202,255	4,119
Eiffage S.A.	20,705	3,057
Engie S.A.	537,183	16,938
EssilorLuxottica S.A.	90,840	17,043
Gecina S.A.	13,737	1,156
Getlink S.E.	74,975	1,594
Hermes International S.C.A.	7,800	14,273
Ipsen S.A.	10,115	1,951
Kering S.A.	21,407	6,087
Klepierre S.A.	65,195	2,726
Legrand S.A.	77,158	13,024
L'Oreal S.A.	72,499	31,807
LVMH Moet Hennessy Louis Vuitton S.E.	75,094	41,585
Orange S.A.	562,547	10,611
Pernod Ricard S.A.	58,972	4,306
Publicis Groupe S.A.	69,083	6,828
Renault S.A.	56,432	1,619
Rexel S.A.	66,379	2,901
Safran S.A.	104,222	41,205
Sartorius Stedim Biotech	8,855	1,839
Societe Generale S.A.	192,898	17,081
Sodexo S.A.	23,259	1,346
Thales S.A.	28,013	7,197
TotalEnergies S.E.	594,564	46,186
Unibail-Rodamco-Westfield*	32,650	3,819
Veolia Environnement S.A.	180,490	7,517
Vinci S.A.	140,589	20,562
		536,263
Germany – 8.2%
adidas A.G.	49,140	10,075
Allianz S.E. (Registered)	114,789	54,323
BASF S.E.	269,072	14,383
Bayer A.G. (Registered)	296,492	16,391
Bayerische Motoren Werke A.G.	84,804	5,550
Beiersdorf A.G.	27,346	2,354
Brenntag S.E.	35,492	2,157
Commerzbank A.G.	195,607	8,323
EQUITY FUNDS 58 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Germany – 8.2%continued
Continental A.G.	33,214	$2,739
CTS Eventim A.G. & Co. KGaA	18,278	1,066
Daimler Truck Holding A.G.	138,477	6,678
Deutsche Bank A.G. (Registered)	547,814	18,549
Deutsche Boerse A.G.	54,835	14,963
Deutsche Lufthansa A.G. (Registered)	179,851	2,058
Deutsche Post A.G.	277,583	16,844
Deutsche Telekom A.G. (Registered)	1,036,516	28,249
E.ON S.E.	677,285	13,974
Evonik Industries A.G.	77,675	1,410
Fresenius Medical Care A.G.	57,582	2,605
Fresenius S.E. & Co. KGaA	127,550	5,825
GEA Group A.G.	44,027	3,020
Hannover Rueck S.E.	18,202	5,042
Heidelberg Materials A.G.	39,913	7,614
Henkel A.G. & Co. KGaA	28,988	2,292
Hensoldt A.G.	18,876	1,462
HOCHTIEF A.G.	4,447	2,577
Infineon Technologies A.G.	394,084	36,790
Knorr-Bremse A.G.	19,332	2,245
Mercedes-Benz Group A.G.	217,509	10,917
Merck KGaA	39,067	6,556
MTU Aero Engines A.G.	16,286	6,774
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,429	22,011
Nemetschek S.E.	17,262	1,044
Rational A.G.	1,555	1,138
Rheinmetall A.G.	14,057	15,911
RWE A.G.	194,239	12,584
SAP S.E.	315,153	48,263
Scout24 S.E.	20,969	1,734
Siemens A.G. (Registered)	224,204	72,044
Siemens Energy A.G.	233,936	44,337
Siemens Healthineers A.G.	101,566	3,969
Symrise A.G.	39,874	4,002
Talanx A.G.	18,514	2,340
Vonovia S.E.	217,962	5,378
Zalando S.E.*	62,818	1,820
		550,380
Guatemala – 0.0%
Millicom International Cellular S.A.	28,001	2,541
Hong Kong – 1.5%
AIA Group Ltd.	3,171,486	29,089
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Hong Kong – 1.5%continued
CK Asset Holdings Ltd.	526,638	$2,981
CK Infrastructure Holdings Ltd.	191,853	1,464
CLP Holdings Ltd.	494,514	4,622
Futu Holdings Ltd. ADR	14,779	1,385
Henderson Land Development Co. Ltd.†	397,929	1,263
HKT Trust & HKT Ltd.	1,077,220	1,602
Hong Kong & China Gas Co. Ltd.	3,362,005	2,795
Hong Kong Exchanges & Clearing Ltd.	363,196	16,880
Hongkong Land Holdings Ltd.†	291,500	2,086
Link REIT†	787,578	3,674
MTR Corp. Ltd.†	457,636	1,786
Power Assets Holdings Ltd.	417,317	3,045
Prudential PLC	761,263	10,137
Sino Land Co. Ltd.	1,135,502	1,494
Sun Hung Kai Properties Ltd.	393,258	5,667
Swire Pacific Ltd., Class A	106,051	1,109
Techtronic Industries Co. Ltd.	413,833	6,909
WH Group Ltd.(2)	2,387,213	2,531
Wharf Real Estate Investment Co. Ltd.	454,766	1,246
		101,765
Indonesia – 0.0%
Jardine Matheson Holdings Ltd.†	48,600	3,004
Ireland – 0.4%
AerCap Holdings N.V.	48,597	7,085
AIB Group PLC (Irish Stock Exchange)	640,471	7,527
Bank of Ireland Group PLC	286,772	5,716
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	48,133	4,420
Kingspan Group PLC	46,218	4,227
		28,975
Israel – 1.1%
Azrieli Group Ltd.	13,152	1,790
Bank Hapoalim B.M.	395,397	9,119
Bank Leumi Le-Israel B.M.	445,976	9,977
Check Point Software Technologies Ltd.*	23,611	3,103
Elbit Systems Ltd.	8,439	6,418
Enlight Renewable Energy Ltd.*	41,975	3,717
Harel Insurance Investments & Financial Services Ltd.	35,700	1,882
ICL Group Ltd.	217,946	1,093
Israel Discount Bank Ltd., Class A	369,182	3,662
Mizrahi Tefahot Bank Ltd.	47,055	3,111
Nova Ltd.*	9,212	4,897
NORTHERN FUNDS QUARTERLY REPORT  59 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Israel – 1.1%continued
OPC Energy Ltd.*	51,397	$1,600
Phoenix Financial Ltd.	68,660	3,805
Teva Pharmaceutical Industries Ltd. ADR*	351,448	11,907
Tower Semiconductor Ltd.*	33,732	8,684
		74,765
Italy – 3.2%
Banca Mediolanum S.p.A.	61,772	1,538
Banca Monte dei Paschi di Siena S.p.A.	572,706	7,111
Banco BPM S.p.A.	342,734	5,920
BPER Banca S.p.A.	472,063	7,410
Coca-Cola HBC A.G. - CDI*	60,427	3,944
Davide Campari-Milano N.V.†	181,076	1,127
Enel S.p.A.	2,301,149	26,439
Eni S.p.A.	548,620	12,833
Ferrari N.V.	36,578	13,556
FinecoBank Banca Fineco S.p.A.	186,685	4,684
Generali†	246,898	12,023
Intesa Sanpaolo S.p.A.	4,203,976	28,797
Italgas S.p.A.	185,538	2,149
Leonardo S.p.A.	119,223	6,393
Moncler S.p.A.	66,187	3,840
Poste Italiane S.p.A.†	137,740	4,505
Prysmian S.p.A.	84,969	14,274
Recordati Industria Chimica e Farmaceutica S.p.A.	31,451	1,844
Ryanair Holdings PLC	126,280	3,954
Snam S.p.A.	609,061	4,384
Telecom Italia S.p.A./Milano*	517,902	4,720
Terna - Rete Elettrica Nazionale	423,694	4,957
UniCredit S.p.A.	409,625	36,648
Unipol Assicurazioni S.p.A.	109,139	3,046
		216,096
Ivory Coast – 0.1%
Endeavour Mining PLC	64,519	3,192
Japan – 23.0%
Advantest Corp.	221,000	44,924
Aeon Co. Ltd.	652,400	5,384
AGC, Inc.	57,600	2,491
Aisin Corp.	142,300	1,923
Ajinomoto Co., Inc.	261,700	9,520
ANA Holdings, Inc.	45,600	835
Asahi Group Holdings Ltd.	424,200	4,036
Asahi Kasei Corp.	380,500	4,197
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 23.0%continued
Asics Corp.	204,900	$5,572
Astellas Pharma, Inc.	521,200	7,007
Bandai Namco Holdings, Inc.	151,900	3,550
Bridgestone Corp.	327,100	6,887
Canon, Inc.	241,400	6,169
Capcom Co. Ltd.	80,400	1,492
Central Japan Railway Co.	226,900	4,870
Chiba Bank (The) Ltd.	166,600	2,534
Chubu Electric Power Co., Inc.	201,000	3,780
Chugai Pharmaceutical Co. Ltd.	202,765	9,388
Dai Nippon Printing Co. Ltd.	112,300	2,056
Daifuku Co. Ltd.	94,500	4,204
Daiichi Life Group, Inc.	1,038,600	11,383
Daiichi Sankyo Co. Ltd.	514,500	8,257
Daikin Industries Ltd.	79,600	12,091
Daito Trust Construction Co. Ltd.	86,700	1,654
Daiwa House Industry Co. Ltd.	170,300	4,610
Daiwa Securities Group, Inc.	379,300	3,730
Denso Corp.	499,500	5,770
Disco Corp.	26,200	13,316
East Japan Railway Co.	291,136	6,102
Ebara Corp.	138,200	5,420
Eisai Co. Ltd.	75,800	1,916
ENEOS Holdings, Inc.	776,697	5,718
FANUC Corp.	281,600	12,876
Fast Retailing Co. Ltd.	57,700	29,509
Fuji Electric Co. Ltd.	41,700	3,529
FUJIFILM Holdings Corp.	337,800	7,266
Fujikura Ltd.	455,500	17,682
Fujitsu Ltd.	512,000	10,218
Furukawa Electric Co. Ltd.	197,000	5,859
Hankyu Hanshin Holdings, Inc.	68,400	1,799
Hikari Tsushin, Inc.	5,400	1,182
Hitachi Ltd.	1,334,900	37,096
Honda Motor Co. Ltd.	1,093,700	9,908
Hoya Corp.	102,200	16,482
Hulic Co. Ltd.	135,300	1,411
Ibiden Co. Ltd.	70,200	10,540
Idemitsu Kosan Co. Ltd.	229,840	1,688
IHI Corp.	293,500	4,959
Inpex Corp.	266,200	5,364
Isuzu Motors Ltd.	156,200	2,065
ITOCHU Corp.	1,674,700	19,257
Japan Exchange Group, Inc.	288,800	3,640
EQUITY FUNDS 60 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 23.0%continued
Japan Post Bank Co. Ltd.	539,600	$10,279
Japan Post Holdings Co. Ltd.	515,000	6,904
Japan Post Insurance Co. Ltd.	161,400	1,522
Japan Tobacco, Inc.	331,900	12,196
JFE Holdings, Inc.	167,900	1,617
JX Advanced Metals Corp.	161,100	4,456
Kajima Corp.	120,600	4,403
Kansai Electric Power (The) Co., Inc.	286,100	4,021
Kao Corp.	263,800	5,230
Kawasaki Heavy Industries Ltd.	223,400	4,069
Kawasaki Kisen Kaisha Ltd.	106,100	1,627
KDDI Corp.	885,100	14,931
Keyence Corp.	56,856	28,646
Kikkoman Corp.	201,800	2,070
Kioxia Holdings Corp.*	94,800	53,822
Kirin Holdings Co. Ltd.	233,900	4,008
Komatsu Ltd.	259,700	10,165
Konami Group Corp.	29,000	3,169
Kubota Corp.	292,100	4,890
Kyocera Corp.	352,900	7,824
Kyowa Kirin Co. Ltd.	73,200	1,169
Lasertec Corp.	23,500	7,312
LY Corp.	796,700	2,131
Makita Corp.	65,100	2,331
Marubeni Corp.	426,200	12,411
MINEBEA MITSUMI, Inc.	99,600	2,956
Mitsubishi Chemical Group Corp.	359,000	2,494
Mitsubishi Corp.	912,100	24,535
Mitsubishi Electric Corp.	574,100	21,053
Mitsubishi Estate Co. Ltd.	312,400	7,951
Mitsubishi HC Capital, Inc.	251,800	2,037
Mitsubishi Heavy Industries Ltd.	967,600	22,032
Mitsubishi UFJ Financial Group, Inc.	3,224,395	63,966
Mitsui & Co. Ltd.	713,400	19,869
Mitsui Fudosan Co. Ltd.	749,000	6,900
Mitsui Kinzoku Co. Ltd.	16,500	4,418
Mitsui OSK Lines Ltd.†	101,700	3,256
Mizuho Financial Group, Inc.	714,018	34,286
MS&AD Insurance Group Holdings, Inc.	360,429	9,413
Murata Manufacturing Co. Ltd.	488,673	35,219
NEC Corp.	370,600	8,997
Nexon Co. Ltd.	89,600	1,192
NIDEC CORP.*	251,900	4,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 23.0%continued
Nintendo Co. Ltd.	330,300	$13,871
Nippon Building Fund, Inc.	2,287	1,769
Nippon Paint Holdings Co. Ltd.	289,500	1,884
Nippon Sanso Holdings Corp.	52,300	1,930
Nippon Steel Corp.†	1,462,605	4,844
Nippon Yusen K.K.	117,300	3,772
Nissan Motor Co. Ltd.*	708,500	1,315
Nitori Holdings Co. Ltd.	115,400	1,715
Nitto Denko Corp.	204,700	4,032
Nomura Holdings, Inc.	880,900	7,687
Nomura Research Institute Ltd.	114,022	3,231
NTT, Inc.	9,110,000	8,125
Obayashi Corp.	187,100	3,787
Obic Co. Ltd.	97,600	2,288
Olympus Corp.	329,000	3,458
Oriental Land Co. Ltd.	326,300	4,995
ORIX Corp.	330,600	12,530
Osaka Gas Co. Ltd.	102,100	3,434
Otsuka Corp.	70,300	1,204
Otsuka Holdings Co. Ltd.	125,815	8,334
Pan Pacific International Holdings Corp.	575,500	2,937
Panasonic Holdings Corp.	703,800	19,761
Rakuten Group, Inc.*	425,500	1,985
Recruit Holdings Co. Ltd.	400,000	27,844
Renesas Electronics Corp.	522,000	15,769
Resona Holdings, Inc.	626,610	8,173
Resonac Holdings Corp.	53,000	5,910
Ryohin Keikaku Co. Ltd.	153,600	3,356
Sanrio Co. Ltd.†	289,100	1,954
SBI Holdings, Inc.	159,520	2,595
SCREEN Holdings Co. Ltd.	45,500	5,086
Secom Co. Ltd.	117,100	4,653
Seibu Holdings, Inc.†	59,400	1,160
Sekisui House Ltd.	176,400	3,670
Seven & i Holdings Co. Ltd.	570,100	6,872
Shimano, Inc.	21,800	2,328
Shimizu Corp.	147,200	2,334
Shin-Etsu Chemical Co. Ltd.	494,200	21,551
Shionogi & Co. Ltd.	228,400	3,908
Shiseido Co. Ltd.	120,700	1,952
SMC Corp.	16,400	7,297
SoftBank Corp.	8,688,600	11,121
SoftBank Group Corp.	1,120,700	42,046
Sompo Holdings, Inc.	246,735	9,412
NORTHERN FUNDS QUARTERLY REPORT  61 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 23.0%continued
Sony Group Corp.	1,763,500	$35,363
Subaru Corp.	156,400	2,305
Sumitomo Corp.	1,226,000	11,779
Sumitomo Electric Industries Ltd.	862,400	15,919
Sumitomo Metal Mining Co. Ltd.	72,900	3,407
Sumitomo Mitsui Financial Group, Inc.	1,097,626	42,913
Sumitomo Mitsui Trust Group, Inc.	189,738	7,083
Sumitomo Realty & Development Co. Ltd.	174,400	4,012
Suntory Beverage & Food Ltd.	41,500	1,148
Suzuki Motor Corp.	473,400	5,698
T&D Holdings, Inc.	132,100	3,913
Taisei Corp.	43,100	3,820
Takeda Pharmaceutical Co. Ltd.	480,766	15,178
TDK Corp.	571,900	12,774
Terumo Corp.	401,400	5,523
Toho Co. Ltd.	162,200	1,297
Tokio Marine Holdings, Inc.	540,000	23,912
Tokyo Electron Ltd.	135,200	65,382
Tokyo Gas Co. Ltd.	89,700	3,373
TOPPAN Holdings, Inc.	65,000	2,061
Toray Industries, Inc.	385,500	2,676
Toyota Motor Corp.	2,860,620	47,973
Toyota Tsusho Corp.	192,300	7,174
Unicharm Corp.	322,200	1,875
West Japan Railway Co.	122,900	2,061
Yamaha Motor Co. Ltd.	269,800	2,043
Yokogawa Electric Corp.	65,900	2,315
Yokohama Financial Group, Inc.	293,500	3,135
Zensho Holdings Co. Ltd.	28,500	1,414
		1,544,436
Jersey – 0.0%
CVC Capital Partners PLC†	65,291	949
Luxembourg – 0.2%
ArcelorMittal S.A.	128,557	7,730
Eurofins Scientific S.E.	35,066	2,749
		10,479
Macau – 0.1%
Galaxy Entertainment Group Ltd.	592,148	2,230
Sands China Ltd.	729,099	1,218
		3,448
Mexico – 0.0%
Fresnillo PLC	55,611	2,027
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Netherlands – 5.9%
ABN AMRO Bank N.V. - CVA	186,171	$7,918
Adyen N.V.*	8,083	7,549
Akzo Nobel N.V.	46,067	3,124
Argenx S.E.*	18,678	17,326
ASM International N.V.	14,136	16,182
ASML Holding N.V.	117,166	232,368
ASR Nederland N.V.	47,616	3,594
BE Semiconductor Industries N.V.	21,674	7,117
Euronext N.V.	23,499	3,759
EXOR N.V.	27,497	2,107
Heineken Holding N.V.	37,946	2,895
Heineken N.V.	86,620	7,286
ING Groep N.V.	881,007	27,873
Koninklijke Ahold Delhaize N.V.	266,868	10,740
Koninklijke KPN N.V.	1,153,860	5,724
Koninklijke Philips N.V.	240,200	6,527
Magnum Ice Cream (The) Co. N.V.* †	143,514	2,497
Nebius Group N.V.*	60,945	16,831
NN Group N.V.	78,943	6,917
Universal Music Group N.V.	305,002	6,389
Wolters Kluwer N.V.	68,366	4,419
		399,142
New Zealand – 0.2%
Auckland International Airport Ltd.†	508,975	2,416
Contact Energy Ltd.	277,158	1,469
Fisher & Paykel Healthcare Corp. Ltd.	177,365	3,923
Infratil Ltd.	273,923	2,403
Meridian Energy Ltd.	379,938	1,257
Xero Ltd.*	48,399	2,433
		13,901
Nigeria – 0.0%
Airtel Africa PLC	231,497	1,006
Norway – 0.5%
Aker BP ASA	95,559	2,907
DNB Bank ASA	246,103	7,320
Equinor ASA	212,384	6,674
Gjensidige Forsikring ASA	58,644	1,588
Kongsberg Gruppen ASA	126,270	3,807
Mowi ASA	131,460	2,431
Norsk Hydro ASA	385,986	3,479
Orkla ASA	219,565	2,313
Salmar ASA	19,918	933
EQUITY FUNDS 62 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Norway – 0.5%continued
Telenor ASA	186,380	$2,679
Var Energi ASA	283,211	1,170
		35,301
Poland – 0.0%
InPost S.A.*	76,530	1,348
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	2,453,737	2,905
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	882,149	4,618
Galp Energia SGPS S.A.	123,289	2,625
Jeronimo Martins SGPS S.A.	85,096	1,630
		11,778
Singapore – 1.8%
CapitaLand Ascendas REIT*	1,183,733	2,284
CapitaLand Integrated Commercial Trust	1,839,883	3,382
CapitaLand Investment Ltd.†	722,962	1,396
DBS Group Holdings Ltd.	622,205	31,438
Grab Holdings Ltd., Class A*	723,522	2,728
Keppel Ltd.	428,650	3,652
Oversea-Chinese Banking Corp. Ltd.	987,351	18,993
Sea Ltd. ADR*	114,019	10,926
Sembcorp Industries Ltd.	270,500	1,332
Singapore Airlines Ltd.†	462,135	2,755
Singapore Exchange Ltd.	242,300	4,533
Singapore Technologies Engineering Ltd.	473,000	3,816
Singapore Telecommunications Ltd.	2,236,725	7,665
STMicroelectronics N.V.	190,682	14,238
United Overseas Bank Ltd.	364,049	11,224
		120,362
South Africa – 0.2%
Anglo American PLC	319,933	15,669
South Korea – 0.0%
Delivery Hero S.E.*	50,363	2,072
Spain – 3.7%
Acciona S.A.†	7,440	2,358
ACS Actividades de Construccion y Servicios S.A.	53,287	7,869
Aena SME S.A.(2)	226,594	6,907
Amadeus IT Group S.A.	132,472	7,608
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Spain – 3.7%continued
Banco Bilbao Vizcaya Argentaria S.A.	1,700,832	$42,667
Banco de Sabadell S.A.	1,467,314	5,212
Banco Santander S.A.	4,323,450	59,811
Bankinter S.A.	189,992	3,188
CaixaBank S.A.	1,060,420	15,051
Cellnex Telecom S.A.*	144,131	4,316
EDP Renewables S.A.	98,043	1,588
Endesa S.A.	95,202	4,338
Iberdrola S.A.	1,835,925	45,822
Indra Sistemas S.A.†	22,882	1,258
Industria de Diseno Textil S.A.	329,263	20,752
Mapfre S.A.	271,636	1,344
Naturgy Energy Group S.A.	124,383	3,903
Redeia Corp. S.A.	122,274	2,081
Repsol S.A.	333,664	8,306
Telefonica S.A.	1,112,666	4,472
		248,851
Sweden – 3.0%
AddTech AB, Class B	78,476	2,766
Alfa Laval AB	87,220	5,193
Assa Abloy AB, Class B	293,516	10,368
Atlas Copco AB, Class A	759,419	15,415
Atlas Copco AB, Class B	447,045	7,923
Beijer Ref AB	121,854	1,786
Boliden AB	85,628	4,835
Epiroc AB, Class A	191,471	5,253
Epiroc AB, Class B	110,287	2,560
EQT AB	129,998	3,678
Essity AB, Class B	174,304	4,932
Evolution AB*	36,900	2,543
Fastighets AB Balder, Class B*	207,976	1,110
H&M Hennes & Mauritz AB, Class B	126,548	2,177
Hexagon AB, Class B	624,797	5,168
Industrivarden AB, Class A	32,358	1,814
Industrivarden AB, Class C	47,519	2,609
Indutrade AB	84,733	1,753
Investment AB Latour, Class B†	43,691	868
Investor AB, Class B	526,190	21,858
L E Lundbergforetagen AB, Class B	22,433	1,293
Lifco AB, Class B	63,443	2,079
Nibe Industrier AB, Class B	437,307	1,626
Saab AB, Class B	96,709	5,017
Sagax AB, Class B	66,254	1,054
Sandvik AB	311,979	12,878
NORTHERN FUNDS QUARTERLY REPORT  63 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Sweden – 3.0%continued
Securitas AB, Class B	145,366	$2,387
Skandinaviska Enskilda Banken AB, Class A	439,432	8,746
Skanska AB, Class B	100,421	2,688
SKF AB, Class B	103,084	2,647
Svenska Cellulosa AB S.C.A., Class B	173,363	1,773
Svenska Handelsbanken AB, Class A†	417,482	6,143
Swedbank AB, Class A	246,682	9,213
Swedish Orphan Biovitrum AB*	53,736	2,562
Tele2 AB, Class B	165,289	2,875
Telefonaktiebolaget LM Ericsson, Class B	796,983	8,896
Telia Co. AB	706,307	3,439
Trelleborg AB, Class B	60,361	2,514
Volvo AB, Class B†	467,785	15,903
		198,342
Switzerland – 6.1%
ABB Ltd. (Registered)	473,063	51,328
Avolta A.G.*	26,154	1,752
Banque Cantonale Vaudoise (Registered)	9,107	1,334
Barry Callebaut A.G. (Registered)	1,069	1,482
Belimo Holding A.G. (Registered)	2,990	3,371
BKW A.G.	5,956	1,003
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	282	3,281
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,684
Cie Financiere Richemont S.A., Class A (Registered)	162,191	37,636
DSM-Firmenich A.G.	50,669	4,807
EMS-Chemie Holding A.G. (Registered)	2,113	1,813
Galderma Group A.G.*	55,655	12,656
Geberit A.G. (Registered)	9,717	6,484
Givaudan S.A. (Registered)	2,783	11,793
Helvetia Baloise Holding A.G.	23,250	6,004
Julius Baer Group Ltd.	62,119	5,369
Kuehne + Nagel International A.G. (Registered)	14,566	3,534
Logitech International S.A. (Registered)	43,791	4,107
Lonza Group A.G. (Registered)	21,194	14,303
Nestle S.A. (Registered)	777,708	79,866
Partners Group Holding A.G.	6,436	5,270
Sandoz Group A.G.	126,152	11,400
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Switzerland – 6.1%continued
Schindler Holding A.G. (Participation Certificate)	11,810	$3,915
Schindler Holding A.G. (Registered)	6,318	2,009
SGS S.A. (Registered)	49,974	5,792
Sika A.G. (Registered)	45,919	9,461
Sonova Holding A.G. (Registered)	14,782	3,511
Straumann Holding A.G. (Registered)	33,547	4,412
Swatch Group (The) A.G. (Bearer)	8,859	2,167
Swiss Life Holding A.G. (Registered)†	8,396	9,237
Swiss Prime Site A.G. (Registered)	24,328	3,970
Swisscom A.G. (Registered)	7,824	6,038
UBS Group A.G. (Registered)	958,265	47,471
VAT Group A.G.	8,146	7,127
Zurich Insurance Group A.G.	45,153	33,348
		410,735
United Kingdom – 10.7%
3i Group PLC	293,697	9,693
Admiral Group PLC	77,873	3,679
Associated British Foods PLC	85,175	2,245
AstraZeneca PLC	456,502	85,402
Aviva PLC	914,411	7,890
BAE Systems PLC	884,937	21,649
Barclays PLC	4,130,334	27,737
British American Tobacco PLC	606,143	37,386
BT Group PLC	1,719,708	4,337
Bunzl PLC	97,819	3,413
Centrica PLC	1,392,756	3,156
CK Hutchison Holdings Ltd.	807,638	6,865
Coca-Cola Europacific Partners PLC	60,487	6,053
Compass Group PLC	513,184	16,581
Diageo PLC	671,509	13,497
GSK PLC	1,224,717	32,135
Halma PLC	111,642	5,833
HSBC Holdings PLC	5,187,100	98,531
Imperial Brands PLC	223,416	8,261
Informa PLC	384,082	4,609
International Consolidated Airlines Group S.A. - CDI	349,712	2,219
Intertek Group PLC	46,117	3,553
J Sainsbury PLC	526,150	2,233
Kingfisher PLC	511,284	1,923
Land Securities Group PLC	224,590	1,941
Legal & General Group PLC	1,579,951	6,000
Lloyds Banking Group PLC	17,677,757	26,085
EQUITY FUNDS 64 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
United Kingdom – 10.7%continued
London Stock Exchange Group PLC	134,566	$14,572
M&G PLC	675,766	3,015
Marks & Spencer Group PLC	623,070	3,076
Melrose Industries PLC	376,024	2,371
National Grid PLC	1,500,728	24,847
NatWest Group PLC	2,409,317	21,236
Next PLC	34,657	6,688
Pearson PLC	142,268	2,259
Reckitt Benckiser Group PLC	193,803	12,635
RELX PLC	539,079	16,980
Rentokil Initial PLC	762,628	4,318
Rolls-Royce Holdings PLC	2,536,010	48,692
Sage Group (The) PLC	281,271	3,046
Schroders PLC	243,105	1,895
Segro PLC	367,656	4,272
Severn Trent PLC	82,077	3,208
Smith & Nephew PLC	231,064	3,321
Smiths Group PLC	93,409	3,174
Spirax Group PLC	22,778	2,067
SSE PLC	365,895	11,825
Standard Chartered PLC	537,036	14,556
Standard Life PLC	212,127	2,345
Tesco PLC	1,927,675	11,770
Unilever PLC	659,469	39,583
United Utilities Group PLC	223,504	3,878
Verisure PLC* †	73,331	818
Vodafone Group PLC	5,573,524	7,364
Wise Group PLC, Class A*	216,756	2,601
		719,318
United States – 7.1%
Aegon Ltd.	371,343	3,157
Alcon A.G.	150,679	10,189
AP Moller - Maersk A/S, Class A†	756	1,744
AP Moller - Maersk A/S, Class B†	991	2,351
BP PLC	4,739,927	29,171
Buzzi S.p.A.	23,220	1,189
Experian PLC	271,968	9,146
Ferrovial N.V.	144,603	9,920
Haleon PLC	2,688,439	12,405
Holcim A.G.*	153,978	13,941
InterContinental Hotels Group PLC	43,063	7,428
Novartis A.G. (Registered)	552,858	86,570
Octave Intelligence PLC SDR*	61,236	988
QIAGEN N.V.	62,394	2,418
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
United States – 7.1%continued
Roche Holding A.G.	211,664	$87,126
Roche Holding A.G. (Bearer)	9,261	3,889
Sanofi S.A.	329,280	28,138
Schneider Electric S.E.	165,497	54,297
Shell PLC	1,695,423	65,671
Spotify Technology S.A.*	44,286	20,333
Stellantis N.V.* †	611,901	3,482
Sunbelt Rentals Holdings, Inc.	123,861	9,040
Swiss Re A.G.†	90,174	14,347
Tenaris S.A.	97,041	2,685
		479,625
Total Common Stocks
(Cost $3,020,969)		6,511,616

CONVERTIBLE PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Dr. Ing hc F Porsche A.G., 2.33%(4)	33,533	1,668
Porsche Automobil Holding S.E., 5.58%(4)	45,648	1,406
Sartorius A.G., 0.32%(4)	7,623	2,000
Volkswagen A.G., 7.51%(4)	62,008	4,968
		10,042
Total Convertible Preferred Stocks
(Cost $13,503)		10,042

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 7.72%(4)	15,738	1,033
Henkel A.G. & Co. KGaA, 2.82%(4)	44,354	3,728
		4,761
Total Preferred Stocks
(Cost $3,038)		4,761

RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.*	53,287	112
Total Rights
(Cost $113)		112

INVESTMENT COMPANIES – 2.1%
iShares Core MSCI EAFE ETF	534,000	51,574
NORTHERN FUNDS QUARTERLY REPORT  65 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(5) (6) (7)	5,932,991	$5,933
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	82,899,389	82,899
Total Investment Companies
(Cost $135,259)		140,406

Total Investments – 99.1%
(Cost $3,172,882)		6,666,937
Other Assets less Liabilities – 0.9%		60,909
Net Assets – 100.0%		$6,727,846

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2026, the value of these securities amounted to approximately $12,574,000 or
0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

SDR – Swedish Depositary Receipt

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	British Pound	1,180	United States Dollar	1,590	9/16/26	$25
Citibank	Euro	4,400	United States Dollar	5,157	9/16/26	113
Citibank	Japanese Yen	500,000	United States Dollar	3,168	9/16/26	73
JPMorgan Chase	Euro	5,200	United States Dollar	6,084	9/16/26	123
JPMorgan Chase	Swiss Franc	7,150	United States Dollar	9,215	9/16/26	288
Morgan Stanley	Australian Dollar	1,692	United States Dollar	1,204	9/16/26	35
Morgan Stanley	British Pound	3,100	United States Dollar	4,166	9/16/26	54
Morgan Stanley	Swedish Krona	8,820	United States Dollar	960	9/16/26	46
Toronto-Dominion Bank	Japanese Yen	1,089,940	United States Dollar	6,898	9/16/26	151
UBS	Swiss Franc	2,530	United States Dollar	3,275	9/16/26	116
Subtotal Appreciation						1,024
Total						$1,024
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	64	$4,648	Long	9/26	$39
FTSE 100 Index (British Pound)	19	2,657	Long	9/26	(13)
Hang Seng Index (Hong Kong Dollar)	2	291	Long	7/26	(4)
MSCI EAFE Index (United States Dollar)	875	137,607	Long	9/26	(305)
SPI 200 Index (Australian Dollar)	8	1,215	Long	9/26	(15)
Topix Index (Japanese Yen)	12	2,954	Long	9/26	88
Total					$(210)
EQUITY FUNDS 66 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	25.2%
Industrials	18.3
Information Technology	11.8
Health Care	10.2
Consumer Discretionary	7.5
Consumer Staples	6.5
Materials	5.9
Utilities	4.1
Communication Services	3.6
Energy	3.3
Real Estate	1.4
Short-Term Investments	1.3
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Guatemala	$2,541	$—	$—	$2,541
Hong Kong	1,385	100,380	—	101,765
Ireland	7,085	21,890	—	28,975
Israel	15,010	59,755	—	74,765
Netherlands	16,831	382,311	—	399,142
Singapore	13,654	106,708	—	120,362
United Kingdom	6,053	713,265	—	719,318
United States	21,321	458,304	—	479,625
All Other Countries(1)	—	4,585,123	—	4,585,123
Total Common Stocks	83,880	6,427,736	—	6,511,616
Convertible Preferred Stocks	—	10,042	—	10,042
Preferred Stocks	—	4,761	—	4,761
Rights	112	—	—	112
Investment Companies	140,406	—	—	140,406
Total Investments	$224,398	$6,442,539	$—	$6,666,937
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,024	$—	$1,024
Futures Contracts	127	—	—	127
Liabilities
Futures Contracts	(337)	—	—	(337)
Total Other Financial Instruments	$(210)	$1,024	$—	$814

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$6,102	$35,766	$35,935	$5,933	5,932,991	$9 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	93,066	134,818	144,985	82,899	82,899,389	805
Total	$99,168	$170,584	$180,920	$88,832	88,832,380	$814

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  67 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 2.6%
General Dynamics Corp.	7,578	$2,684
General Electric Co.	9,921	3,708
Lockheed Martin Corp.	5,679	2,893
		9,285
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	10,167	1,915
Expeditors International of Washington, Inc.	9,308	1,517
United Parcel Service, Inc., Class B	4,562	490
		3,922
Automobile Components – 0.4%
BorgWarner, Inc.	19,867	1,319
Automobiles – 1.3%
General Motors Co.	4,415	340
Tesla, Inc.*	10,223	4,300
		4,640
Banks – 3.6%
Bank of America Corp.	43,898	2,502
Citigroup, Inc.	21,001	2,939
JPMorgan Chase & Co.	18,669	6,111
U.S. Bancorp	21,953	1,326
		12,878
Beverages – 0.6%
Brown-Forman Corp., Class B	3,679	98
Molson Coors Beverage Co., Class B	22,704	884
Monster Beverage Corp.*	9,640	927
PepsiCo, Inc.	2,982	404
		2,313
Biotechnology – 1.3%
AbbVie, Inc.	4,973	1,252
Amgen, Inc.	9,260	3,353
		4,605
Broadline Retail – 3.8%
Amazon.com, Inc.*	50,497	12,036
eBay, Inc.	14,079	1,573
		13,609
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	3,917	1,326
Bank of New York Mellon (The) Corp.	17,555	2,539
Franklin Resources, Inc.	28,117	935
Goldman Sachs Group (The), Inc.	3,764	3,807
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Capital Markets – 3.2%continued
Morgan Stanley	216	$45
State Street Corp.	16,299	2,764
		11,416
Chemicals – 0.7%
CF Industries Holdings, Inc.	19,162	2,074
DuPont de Nemours, Inc.	3,575	485
		2,559
Communications Equipment – 1.6%
Arista Networks, Inc.*	6,476	1,100
Cisco Systems, Inc.	40,573	4,766
		5,866
Consumer Finance – 0.6%
Synchrony Financial	29,082	2,212
Consumer Staples Distribution & Retail – 1.1%
Costco Wholesale Corp.	554	518
Dollar General Corp.	3,705	426
Dollar Tree, Inc.*	10,891	1,317
Kroger (The) Co.	21,535	1,196
Walmart, Inc.	4,728	536
		3,993
Containers & Packaging – 0.2%
Crown Holdings, Inc.	7,126	797
Diversified Consumer Services – 0.0%
H&R Block, Inc.	3,189	121
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	76,874	1,591
Verizon Communications, Inc.	73,537	3,114
		4,705
Electric Utilities – 1.6%
Constellation Energy Corp.	3,981	989
Edison International	119	9
Exelon Corp.	30,332	1,414
FirstEnergy Corp.	16,382	779
NRG Energy, Inc.	8,566	1,251
OGE Energy Corp.	1,677	82
PPL Corp.	39,017	1,418
		5,942
Electrical Equipment – 0.6%
Emerson Electric Co.	2,809	402
GE Vernova, Inc.	1,644	1,932
		2,334
EQUITY FUNDS 68 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	12,328	$2,174
Jabil, Inc.	1,578	608
		2,782
Entertainment – 0.3%
Netflix, Inc.*	15,439	1,102
Financial Services – 3.1%
Berkshire Hathaway, Inc., Class B*	9,690	4,849
Fiserv, Inc.*	12,518	614
Mastercard, Inc., Class A	205	105
MGIC Investment Corp.	80,041	2,257
PayPal Holdings, Inc.	39,783	1,718
Visa, Inc., Class A	2,920	1,002
WEX, Inc.*	4,508	636
		11,181
Food Products – 0.4%
Archer-Daniels-Midland Co.	18,065	1,380
Ground Transportation – 0.4%
Union Pacific Corp.	4,773	1,298
Health Care Equipment & Supplies – 0.3%
Align Technology, Inc.*	3,163	534
Becton Dickinson & Co.	1,020	154
ResMed, Inc.	2,910	567
		1,255
Health Care Providers & Services – 2.4%
Cardinal Health, Inc.	2,018	479
Cencora, Inc.	1,225	347
Cigna Group (The)	4,615	1,272
HCA Healthcare, Inc.	6,158	2,401
McKesson Corp.	3,217	2,431
UnitedHealth Group, Inc.	4,613	1,917
		8,847
Hotel & Resort Real Estate Investment Trusts – 0.7%
Host Hotels & Resorts, Inc.	99,442	2,358
Hotels, Restaurants & Leisure – 2.4%
Booking Holdings, Inc.	16,240	2,895
Carnival Corp. Ltd.	33,988	971
Expedia Group, Inc.	5,463	1,398
Las Vegas Sands Corp.	44,802	2,069
Travel + Leisure Co.	17,308	1,323
		8,656
Household Products – 1.1%
Procter & Gamble (The) Co.	26,617	3,903
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Industrial Conglomerates – 0.6%
3M Co.	14,502	$2,348
Insurance – 1.5%
Aflac, Inc.	9,100	1,067
Assured Guaranty Ltd.	98	8
Globe Life, Inc.	10,306	1,841
Reinsurance Group of America, Inc.	10,673	2,270
RenaissanceRe Holdings Ltd.	912	289
		5,475
Interactive Media & Services – 8.2%
Alphabet, Inc., Class A	65,193	23,298
Meta Platforms, Inc., Class A	11,160	6,286
		29,584
IT Services – 0.6%
Accenture PLC, Class A	8,153	1,014
International Business Machines Corp.	4,060	1,142
		2,156
Life Sciences Tools & Services – 0.4%
Medpace Holdings, Inc.*	2,666	1,412
Machinery – 2.5%
Allison Transmission Holdings, Inc.	6,303	711
Caterpillar, Inc.	5,124	5,457
Illinois Tool Works, Inc.	9,999	2,704
		8,872
Media – 0.1%
Fox Corp., Class A	7,017	366
Metals & Mining – 0.6%
Newmont Corp.	25,161	2,350
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	7,034	778
Public Service Enterprise Group, Inc.	10,567	858
		1,636
Oil, Gas & Consumable Fuels – 3.0%
APA Corp.	62,670	2,041
Devon Energy Corp.	28,254	1,167
EOG Resources, Inc.	726	94
Exxon Mobil Corp.	8,219	1,124
HF Sinclair Corp.	18,292	1,274
Marathon Petroleum Corp.	5,858	1,498
Occidental Petroleum Corp.	15,094	733
Ovintiv, Inc.	3,907	206
Valero Energy Corp.	10,609	2,763
		10,900
NORTHERN FUNDS QUARTERLY REPORT  69 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Pharmaceuticals – 4.2%
Bristol-Myers Squibb Co.	53,939	$3,108
Eli Lilly & Co.	4,278	5,131
Johnson & Johnson	22,472	5,707
Merck & Co., Inc.	5,765	741
Pfizer, Inc.	18,245	439
		15,126
Professional Services – 1.2%
Automatic Data Processing, Inc.	12,473	2,793
Broadridge Financial Solutions, Inc.	1,676	230
Leidos Holdings, Inc.	9,419	970
Paycom Software, Inc.	4,114	517
		4,510
Real Estate Management & Development – 0.8%
CBRE Group, Inc., Class A*	8,498	1,145
Jones Lang LaSalle, Inc.*	5,083	1,575
		2,720
Retail Real Estate Investment Trusts – 0.5%
Simon Property Group, Inc.	8,629	1,930
Semiconductors & Semiconductor Equipment – 18.9%
Advanced Micro Devices, Inc.*	7,339	4,263
Analog Devices, Inc.	3,889	1,545
Applied Materials, Inc.	2,689	1,944
Broadcom, Inc.	31,478	11,891
Intel Corp.*	13,638	1,904
KLA Corp.	16,790	5,066
Lam Research Corp.	5,976	2,590
Micron Technology, Inc.	7,021	8,104
NVIDIA Corp.	147,289	29,471
QUALCOMM, Inc.	8,622	1,593
		68,371
Software – 6.6%
Adobe, Inc.*	10,362	2,124
AppLovin Corp., Class A*	2,510	1,293
Autodesk, Inc.*	1,573	306
Fortinet, Inc.*	3,710	570
Gen Digital, Inc.	9,100	226
Intuit, Inc.	3,644	951
Microsoft Corp.	41,669	15,543
Oracle Corp.	3,443	505
Palantir Technologies, Inc., Class A*	10,429	1,217
PTC, Inc.*	2,230	253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Software – 6.6%continued
Salesforce, Inc.	4,063	$637
Zoom Communications, Inc.*	3,440	297
		23,922
Specialty Retail – 0.8%
Bath & Body Works, Inc.	39,728	919
Gap (The), Inc.	9,510	178
Home Depot (The), Inc.	3,137	1,106
Ross Stores, Inc.	977	208
Ulta Beauty, Inc.*	702	316
		2,727
Technology Hardware, Storage & Peripherals – 8.8%
Apple, Inc.	89,939	26,025
Dell Technologies, Inc., Class C	1,715	740
Sandisk Corp.*	787	1,789
Western Digital Corp.	4,845	3,095
		31,649
Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.*	8,120	806
Tapestry, Inc.	12,418	1,818
		2,624
Tobacco – 1.4%
Altria Group, Inc.	42,685	3,071
Philip Morris International, Inc.	10,883	1,969
		5,040
Total Common Stocks
(Cost $186,287)		358,996

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(1) (2)	2,002,866	2,003
Total Investment Companies
(Cost $2,003)		2,003

EQUITY FUNDS 70 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.59%, 10/15/26(3) (4)	$131	$130
Total Short-Term Investments
(Cost $130)		130

Total Investments – 100.0%
(Cost $188,420)		361,129
Other Assets less Liabilities – 0.0%		49
NET ASSETS – 100.0%		$361,178

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2026 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	5	$1,887	Long	9/26	$16
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$358,996	$—	$—	$358,996
Investment Companies	2,003	—	—	2,003
Short-Term Investments	—	130	—	130
Total Investments	$360,999	$130	$—	$361,129
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$—	$—	$16

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$1,120	$8	$1,128	$—	—	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,418	4,110	4,525	2,003	2,002,866	22
Total	$3,538	$4,118	$5,653	$2,003	2,002,866	$22

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  71 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 0.9%
General Dynamics Corp.	1,304	$462
RTX Corp.	1,063	202
		664
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	3,949	425
Automobile Components – 0.4%
BorgWarner, Inc.	3,909	260
Gentex Corp.	2,299	58
		318
Automobiles – 0.1%
Ford Motor Co.	2,778	39
General Motors Co.	897	69
		108
Banks – 7.1%
Bank of America Corp.	19,892	1,133
Citigroup, Inc.	4,336	607
First Hawaiian, Inc.	5,215	153
JPMorgan Chase & Co.	7,657	2,506
PNC Financial Services Group (The), Inc.	513	126
Truist Financial Corp.	1,924	96
U.S. Bancorp	2,180	132
Wells Fargo & Co.	5,372	444
		5,197
Beverages – 0.8%
Brown-Forman Corp., Class B	5,903	157
Constellation Brands, Inc., Class A	580	81
Molson Coors Beverage Co., Class B	9,460	369
		607
Biotechnology – 3.1%
Gilead Sciences, Inc.	8,289	1,047
Halozyme Therapeutics, Inc.*	670	52
Neurocrine Biosciences, Inc.*	2,076	350
Regeneron Pharmaceuticals, Inc.	142	89
United Therapeutics Corp.*	752	407
Vertex Pharmaceuticals, Inc.*	588	292
		2,237
Broadline Retail – 6.0%
Amazon.com, Inc.*	16,604	3,957
eBay, Inc.	3,990	446
		4,403
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Building Products – 1.2%
A.O. Smith Corp.	5,610	$352
Carlisle Cos., Inc.	335	122
Johnson Controls International PLC	2,919	426
		900
Capital Markets – 5.8%
Bank of New York Mellon (The) Corp.	3,278	474
Charles Schwab (The) Corp.	2,637	243
Franklin Resources, Inc.	2,165	72
Goldman Sachs Group (The), Inc.	1,300	1,315
Invesco Ltd.	966	26
Morgan Stanley	3,815	797
Raymond James Financial, Inc.	2,799	426
State Street Corp.	2,726	462
T. Rowe Price Group, Inc.	3,608	410
		4,225
Chemicals – 1.7%
CF Industries Holdings, Inc.	3,015	327
DuPont de Nemours, Inc.	2,656	360
Eastman Chemical Co.	4,938	331
Mosaic (The) Co.	2,883	61
NewMarket Corp.	253	200
		1,279
Commercial Services & Supplies – 0.6%
Copart, Inc.*	14,739	415
Communications Equipment – 2.7%
Arista Networks, Inc.*	525	89
Cisco Systems, Inc.	12,687	1,490
F5, Inc.*	1,001	417
		1,996
Construction & Engineering – 0.3%
Valmont Industries, Inc.	356	206
Consumer Finance – 0.9%
Ally Financial, Inc.	223	10
OneMain Holdings, Inc.	699	43
SLM Corp.	8,926	231
Synchrony Financial	4,982	379
		663
Consumer Staples Distribution & Retail – 2.7%
Dollar General Corp.	1,831	211
Dollar Tree, Inc.*	1,946	235
Kroger (The) Co.	2,135	119
Target Corp.	4,625	604
EQUITY FUNDS 72 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Consumer Staples Distribution & Retail – 2.7%continued
U.S. Foods Holding Corp.*	2,222	$227
Walmart, Inc.	5,005	567
		1,963
Diversified Telecommunication Services – 0.2%
Comcast Corp., Class A	4,576	113
Verizon Communications, Inc.	287	12
		125
Electric Utilities – 2.8%
Duke Energy Corp.	2,916	369
Edison International	5,595	417
Evergy, Inc.	2,559	221
Exelon Corp.	8,875	414
OGE Energy Corp.	7,808	380
PPL Corp.	5,873	213
		2,014
Electrical Equipment – 0.3%
Hubbell, Inc.	436	228
Electronic Equipment, Instruments & Components – 0.3%
Flex Ltd.*	1,335	216
Entertainment – 0.4%
Electronic Arts, Inc.	734	151
Roku, Inc.*	930	128
		279
Financial Services – 2.5%
Berkshire Hathaway, Inc., Class B*	3,252	1,627
Euronet Worldwide, Inc.*	571	42
MGIC Investment Corp.	5,816	164
PayPal Holdings, Inc.	187	8
		1,841
Food Products – 1.2%
Archer-Daniels-Midland Co.	3,166	242
Conagra Brands, Inc.	2,558	35
Ingredion, Inc.	264	25
J.M. Smucker (The) Co.	1,690	190
Kraft Heinz (The) Co.	16,776	396
		888
Gas Utilities – 0.7%
MDU Resources Group, Inc.	8,893	189
UGI Corp.	8,626	298
		487
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Ground Transportation – 0.8%
JB Hunt Transport Services, Inc.	1,416	$410
Landstar System, Inc.	688	142
		552
Health Care Equipment & Supplies – 0.8%
Align Technology, Inc.*	1,968	332
Edwards Lifesciences Corp.*	2,585	234
		566
Health Care Providers & Services – 1.8%
Cigna Group (The)	835	230
Elevance Health, Inc.	1,356	525
UnitedHealth Group, Inc.	1,362	566
		1,321
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	15,976	379
Hotels, Restaurants & Leisure – 0.2%
Boyd Gaming Corp.	1,869	165
Household Durables – 0.8%
Garmin Ltd.	722	172
Mohawk Industries, Inc.*	304	37
NVR, Inc.*	48	327
PulteGroup, Inc.	525	72
		608
Household Products – 1.2%
Procter & Gamble (The) Co.	5,995	879
Independent Power & Renewable Electricity Producers – 0.5%
AES (The) Corp.	23,696	347
Insurance – 4.1%
Aflac, Inc.	2,442	286
Allstate (The) Corp.	221	53
American International Group, Inc.	2,023	151
Assured Guaranty Ltd.	3,285	263
Brighthouse Financial, Inc.*	2,995	190
Loews Corp.	1,940	220
MetLife, Inc.	3,504	296
Prudential Financial, Inc.	4,039	436
Reinsurance Group of America, Inc.	1,826	388
Travelers (The) Cos., Inc.	2,160	713
		2,996
Interactive Media & Services – 2.5%
Alphabet, Inc., Class A	4,112	1,469
Meta Platforms, Inc., Class A	685	386
		1,855
NORTHERN FUNDS QUARTERLY REPORT  73 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
IT Services – 1.0%
Accenture PLC, Class A	668	$83
EPAM Systems, Inc.*	819	65
International Business Machines Corp.	2,211	622
		770
Machinery – 3.0%
Allison Transmission Holdings, Inc.	1,720	194
Cummins, Inc.	49	35
Donaldson Co., Inc.	3,836	344
Dover Corp.	936	210
Graco, Inc.	750	57
Mueller Industries, Inc.	3,148	387
Nordson Corp.	709	214
Snap-on, Inc.	922	371
Toro (The) Co.	3,682	358
		2,170
Media – 1.0%
Charter Communications, Inc., Class A*	155	22
Fox Corp., Class A	2,399	125
New York Times (The) Co., Class A	2,326	163
Nexstar Media Group, Inc.	1,123	201
Trade Desk (The), Inc., Class A*	11,478	207
Versant Media Group, Inc.(1)	1	—
		718
Metals & Mining – 1.5%
Alcoa Corp.	2,903	151
Newmont Corp.	9,871	922
Reliance, Inc.	158	59
		1,132
Multi-Utilities – 1.5%
Consolidated Edison, Inc.	3,990	441
Dominion Energy, Inc.	3,096	211
Public Service Enterprise Group, Inc.	5,429	441
		1,093
Office Real Estate Investment Trusts – 0.2%
Kilroy Realty Corp.	4,677	175
Oil, Gas & Consumable Fuels – 4.3%
APA Corp.	9,483	309
Chevron Corp.	1,623	269
Devon Energy Corp.	3,814	158
EOG Resources, Inc.	2,728	354
Exxon Mobil Corp.	7,985	1,092
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Oil, Gas & Consumable Fuels – 4.3%continued
Occidental Petroleum Corp.	8,886	$431
Valero Energy Corp.	1,901	495
		3,108
Passenger Airlines – 0.0%
United Airlines Holdings, Inc.*	82	11
Personal Care Products – 0.0%
Estee Lauder (The) Cos., Inc., Class A	196	15
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	10,524	606
Jazz Pharmaceuticals PLC*	555	134
Johnson & Johnson	5,099	1,295
Merck & Co., Inc.	7,167	921
Pfizer, Inc.	41,449	998
		3,954
Professional Services – 1.3%
Booz Allen Hamilton Holding Corp.	6,052	367
ExlService Holdings, Inc.*	9,451	244
Leidos Holdings, Inc.	738	76
Paycom Software, Inc.	1,628	205
Science Applications International Corp.	58	6
SS&C Technologies Holdings, Inc.	1,365	85
		983
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	1,136	352
Residential Real Estate Investment Trusts – 1.6%
AvalonBay Communities, Inc.	2,026	382
Camden Property Trust	3,316	380
Equity Residential	5,881	399
		1,161
Retail Real Estate Investment Trusts – 0.6%
Brixmor Property Group, Inc.	6,317	199
Regency Centers Corp.	2,608	208
		407
Semiconductors & Semiconductor Equipment – 5.3%
Applied Materials, Inc.	1,113	805
Cirrus Logic, Inc.*	649	96
Intel Corp.*	6,177	862
Micron Technology, Inc.	1,270	1,466
QUALCOMM, Inc.	3,366	622
Texas Instruments, Inc.	43	13
		3,864
EQUITY FUNDS 74 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Software – 5.0%
Adobe, Inc.*	446	$92
Docusign, Inc.*	3,454	154
Intuit, Inc.	105	27
Microsoft Corp.	8,102	3,022
Zoom Communications, Inc.*	3,767	325
		3,620
Specialized Real Estate Investment Trusts – 1.6%
EPR Properties	6,314	366
Gaming and Leisure Properties, Inc.	8,475	378
VICI Properties, Inc.	15,592	414
		1,158
Specialty Retail – 0.9%
Best Buy Co., Inc.	2,607	198
Ross Stores, Inc.	361	77
Ulta Beauty, Inc.*	861	388
		663
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	11,567	3,347
Western Digital Corp.	1,112	710
		4,057
Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.*	2,774	276
Lululemon Athletica, Inc.*	1,799	205
Ralph Lauren Corp.	265	106
		587
Trading Companies & Distributors – 1.3%
Ferguson Enterprises, Inc.	1,894	450
MSC Industrial Direct Co., Inc., Class A	602	71
Watsco, Inc.	957	399
		920
Wireless Telecommunication Services – 0.3%
Millicom International Cellular S.A.	2,155	196
Total Common Stocks
(Cost $56,024)		72,466

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	334,275	$334
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	445,594	446
Total Investment Companies
(Cost $780)		780

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.59%, 10/15/26(5) (6)	$31	$31
Total Short-Term Investments
(Cost $31)		31

Total Investments – 100.3%
(Cost $56,835)		73,277
Liabilities less Other Assets – (0.3%)		(237)
NET ASSETS – 100.0%		$73,040

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	10	$377	Long	9/26	$2
NORTHERN FUNDS QUARTERLY REPORT  75 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued	June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$72,466	$—	$—	$72,466
Investment Companies	780	—	—	780
Short-Term Investments	—	31	—	31
Total Investments	$73,246	$31	$—	$73,277
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$1,222	$1,882	$2,770	$334	334,275	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	429	1,855	1,838	446	445,594	4
Total	$1,651	$3,737	$4,608	$780	779,869	$4

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
EQUITY FUNDS 76 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MID CAP INDEX FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 4.6%
AeroVironment, Inc.* †	20,963	$3,460
ATI, Inc.*	88,707	17,484
BWX Technologies, Inc.	59,555	11,592
Carpenter Technology Corp.	32,296	19,922
Curtiss-Wright Corp.	24,016	18,198
Hexcel Corp.†	49,043	4,907
Kratos Defense & Security Solutions, Inc.* †	121,898	6,078
Moog, Inc., Class A	18,488	7,836
StandardAero, Inc.* †	123,226	3,686
Woodward, Inc.	38,731	16,478
		109,641
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	74,789	3,792
Automobile Components – 1.0%
Autoliv, Inc.	44,787	5,203
BorgWarner, Inc.	133,348	8,854
Gentex Corp.	138,508	3,500
Goodyear Tire & Rubber (The) Co.*	187,059	1,235
Lear Corp.	32,584	4,368
Visteon Corp.	17,369	1,723
		24,883
Automobiles – 0.2%
Harley-Davidson, Inc.	67,790	1,658
Thor Industries, Inc.†	34,220	2,572
		4,230
Banks – 5.9%
Associated Banc-Corp	106,456	3,276
Bank OZK	66,745	3,477
Columbia Banking System, Inc.	188,199	6,032
Commerce Bancshares, Inc.	88,084	5,087
Cullen/Frost Bankers, Inc.	40,812	6,306
East West Bancorp, Inc.	89,029	11,493
First Financial Bankshares, Inc.	84,816	2,934
First Horizon Corp.	308,456	7,909
Flagstar Bank N.A.	195,074	2,914
FNB Corp.	231,455	4,416
Glacier Bancorp, Inc.	83,751	4,320
Hancock Whitney Corp.	52,784	3,944
Home BancShares, Inc.	121,834	3,478
International Bancshares Corp.	35,183	2,672
Old National Bancorp	223,473	5,788
Pinnacle Financial Partners, Inc.	97,757	9,862
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Banks – 5.9%continued
Prosperity Bancshares, Inc.	65,550	$4,787
SouthState Bank Corp	63,472	6,341
Texas Capital Bancshares, Inc.	28,396	2,932
UMB Financial Corp.†	46,405	6,625
United Bankshares, Inc.	89,349	4,095
Valley National Bancorp†	309,775	4,538
Webster Financial Corp.	105,310	8,048
Western Alliance Bancorp	66,556	5,471
Wintrust Financial Corp.	43,815	7,042
Zions Bancorp N.A.	95,615	6,615
		140,402
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	4,863	861
Celsius Holdings, Inc.*	103,023	3,017
Coca-Cola Consolidated, Inc.	36,735	7,013
		10,891
Biotechnology – 3.1%
Arrowhead Pharmaceuticals, Inc.*	91,559	7,463
BioMarin Pharmaceutical, Inc.*	125,643	7,189
Cytokinetics, Inc.*	88,257	7,519
Exelixis, Inc.*	163,383	8,890
Halozyme Therapeutics, Inc.*	77,107	6,035
Neurocrine Biosciences, Inc.* †	65,358	11,015
Roivant Sciences Ltd.*	293,085	10,372
United Therapeutics Corp.*	27,591	14,950
		73,433
Broadline Retail – 0.3%
Macy's, Inc.	171,458	4,038
Ollie's Bargain Outlet Holdings, Inc.* †	39,442	3,032
		7,070
Building Products – 2.1%
AAON, Inc.	44,193	5,606
Advanced Drainage Systems, Inc.	46,586	7,312
Carlisle Cos., Inc.	26,244	9,520
Fortune Brands Innovations, Inc.	77,586	4,260
Louisiana-Pacific Corp.	41,352	3,253
Owens Corning	52,355	8,322
Simpson Manufacturing Co., Inc.†	26,741	5,598
Trex Co., Inc.*	67,551	3,380
UFP Industries, Inc.	36,737	3,334
		50,585
NORTHERN FUNDS QUARTERLY REPORT  77 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Capital Markets – 2.3%
Affiliated Managers Group, Inc.	17,163	$5,808
Carlyle Group (The), Inc.	168,477	7,095
Evercore, Inc., Class A	25,143	8,585
Federated Hermes, Inc.	47,098	2,601
Hamilton Lane, Inc., Class A	26,576	2,095
Houlihan Lokey, Inc.	35,244	4,727
Janus Henderson Group PLC	80,105	4,161
Jefferies Financial Group, Inc.	106,316	5,314
Morningstar, Inc.	14,339	2,237
SEI Investments Co.	59,404	5,210
Stifel Financial Corp.	99,706	6,956
		54,789
Chemicals – 1.6%
Ashland, Inc.	29,363	1,935
Avient Corp.	59,758	2,209
Axalta Coating Systems Ltd.*	139,172	4,762
Cabot Corp.	33,606	3,052
NewMarket Corp.	4,964	3,928
Olin Corp.	74,170	1,470
RPM International, Inc.	82,988	9,224
Scotts Miracle-Gro (The) Co.	28,828	1,963
Solstice Advanced Materials, Inc.	103,245	9,148
Westlake Corp.†	21,675	1,582
		39,273
Commercial Services & Supplies – 1.5%
Brink's (The) Co.	26,782	2,531
Clean Harbors, Inc.* †	32,286	9,645
MSA Safety, Inc.	23,586	4,118
RB Global, Inc.	121,083	14,100
Tetra Tech, Inc.	168,682	4,873
		35,267
Communications Equipment – 0.3%
Viavi Solutions, Inc.*	152,036	7,260
Construction & Engineering – 3.2%
AECOM	83,555	5,832
API Group Corp.*	250,624	10,614
Dycom Industries, Inc.* †	19,513	9,866
Fluor Corp.*	90,791	4,756
IES Holdings, Inc.*	5,706	4,192
MasTec, Inc.*	40,051	16,664
Sterling Infrastructure, Inc.*	19,946	16,742
Valmont Industries, Inc.	12,620	7,289
		75,955
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Construction Materials – 0.3%
Eagle Materials, Inc.	20,434	$4,598
Knife River Corp.*	36,896	3,086
		7,684
Consumer Finance – 0.7%
Ally Financial, Inc.	181,338	8,332
FirstCash Holdings, Inc.	25,073	5,424
SLM Corp.†	122,627	3,181
		16,937
Consumer Staples Distribution & Retail – 2.0%
Albertsons Cos., Inc., Class A	231,563	3,133
BJ's Wholesale Club Holdings, Inc.*	83,003	7,240
Maplebear, Inc.* †	106,944	5,064
Performance Food Group Co.*	102,108	11,415
Sprouts Farmers Market, Inc.*	61,130	5,170
U.S. Foods Holding Corp.* †	143,144	14,636
		46,658
Containers & Packaging – 0.9%
AptarGroup, Inc.	41,493	5,195
Crown Holdings, Inc.†	71,829	8,032
Graphic Packaging Holding Co.†	192,529	2,035
Greif, Inc., Class A	16,049	1,195
Silgan Holdings, Inc.†	57,104	2,649
Sonoco Products Co.†	64,313	3,624
		22,730
Diversified Consumer Services – 0.7%
Duolingo, Inc.*	26,156	3,009
Graham Holdings Co., Class B	2,173	2,480
Grand Canyon Education, Inc.* †	17,046	2,440
H&R Block, Inc.†	82,410	3,138
Service Corp. International†	89,671	6,811
		17,878
Diversified Real Estate Investment Trusts – 0.4%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	144,765	10,351
		10,351
Electric Utilities – 0.8%
IDACORP, Inc.	35,981	5,444
OGE Energy Corp.	134,007	6,521
Portland General Electric Co.	75,258	3,901
TXNM Energy, Inc. (New York Stock Exchange)	64,748	3,676
		19,542
EQUITY FUNDS 78 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Electrical Equipment – 2.6%
Acuity, Inc.	19,575	$7,373
EnerSys†	23,953	5,601
Nextpower, Inc., Class A*	96,509	11,498
nVent Electric PLC	105,118	17,829
Regal Rexnord Corp.	43,272	10,307
Sensata Technologies Holding PLC	94,538	4,513
Vicor Corp.*	15,188	5,768
		62,889
Electronic Equipment, Instruments & Components – 4.1%
Advanced Energy Industries, Inc.	24,720	9,217
Arrow Electronics, Inc.*	33,235	7,093
Avnet, Inc.	53,317	4,736
Belden, Inc.	25,319	3,036
Cognex Corp.	108,173	7,834
Crane NXT Co.†	32,186	1,647
Fabrinet*	23,289	13,090
IPG Photonics Corp.*	16,555	1,942
Littelfuse, Inc.	16,437	7,484
Novanta, Inc.* †	23,148	3,756
Sanmina Corp.* †	34,839	8,817
TD SYNNEX Corp.	48,598	12,992
TTM Technologies, Inc.*	67,503	12,624
Vontier Corp.†	91,570	2,656
		96,924
Energy Equipment & Services – 1.2%
NOV, Inc.†	233,326	4,328
TechnipFMC PLC	259,134	17,181
Valaris Ltd.*	41,864	3,039
Weatherford International PLC†	46,754	3,811
		28,359
Entertainment – 0.6%
Roku, Inc.*	85,273	11,780
Warner Music Group Corp., Class A	95,061	2,573
		14,353
Financial Services – 1.7%
Corebridge Financial, Inc.	157,387	4,506
Equitable Holdings, Inc.	183,023	8,031
Essent Group Ltd.	59,909	3,851
Euronet Worldwide, Inc.*	23,047	1,687
MGIC Investment Corp.	137,473	3,877
Shift4 Payments, Inc., Class A* †	38,177	1,857
Toast, Inc., Class A*	305,649	8,503
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Financial Services – 1.7%continued
Voya Financial, Inc.	58,932	$5,335
WEX, Inc.* †	22,542	3,180
		40,827
Food Products – 0.6%
Darling Ingredients, Inc.*	103,303	5,643
Ingredion, Inc.†	40,997	3,883
Marzetti (The) Co.	13,204	1,507
Pilgrim's Pride Corp.	27,820	782
Post Holdings, Inc.*	25,946	2,290
		14,105
Gas Utilities – 1.0%
National Fuel Gas Co.	61,768	4,769
New Jersey Resources Corp.	65,604	3,676
ONE Gas, Inc.	40,839	3,147
Southwest Gas Holdings, Inc.	41,875	3,714
Spire, Inc.	38,453	3,003
UGI Corp.	139,364	4,814
		23,123
Ground Transportation – 1.8%
Avis Budget Group, Inc.* †	11,023	1,630
Knight-Swift Transportation Holdings, Inc.	105,615	8,224
Landstar System, Inc.	22,051	4,560
Ryder System, Inc.	25,150	6,634
Saia, Inc.*	17,336	7,301
XPO, Inc.* †	76,317	15,667
		44,016
Health Care Equipment & Supplies – 1.2%
DENTSPLY SIRONA, Inc.†	130,419	1,384
Envista Holdings Corp.*	105,795	2,788
Globus Medical, Inc., Class A*	73,650	5,819
Haemonetics Corp.*	30,210	2,266
Lantheus Holdings, Inc.*	42,317	4,694
LivaNova PLC*	35,710	2,936
Penumbra, Inc.* †	25,564	8,072
		27,959
Health Care Providers & Services – 1.6%
Chemed Corp.	8,628	4,018
Encompass Health Corp.	64,479	6,518
Ensign Group (The), Inc.	37,670	6,038
HealthEquity, Inc.*	54,898	4,958
Hims & Hers Health, Inc.* †	137,755	4,776
NORTHERN FUNDS QUARTERLY REPORT  79 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Health Care Providers & Services – 1.6%continued
Option Care Health, Inc.* †	102,094	$2,141
Tenet Healthcare Corp.*	55,991	10,475
		38,924
Health Care Real Estate Investment Trusts – 1.2%
American Healthcare REIT, Inc.†	125,240	6,531
CareTrust REIT, Inc.	153,520	6,195
Healthcare Realty Trust, Inc.	225,271	4,544
Omega Healthcare Investors, Inc.	193,566	9,229
Sabra Health Care REIT, Inc.	164,009	3,200
		29,699
Health Care Technology – 0.1%
Doximity, Inc., Class A*	86,991	1,804
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	131,050	1,867
Hotels, Restaurants & Leisure – 2.5%
Aramark	170,933	9,726
Boyd Gaming Corp.	35,749	3,158
Cava Group, Inc.*	65,077	5,107
Choice Hotels International, Inc.†	13,046	1,439
Churchill Downs, Inc.	43,050	3,859
Dutch Bros., Inc., Class A* †	82,936	5,956
Hilton Grand Vacations, Inc.*	38,566	2,020
Hyatt Hotels Corp., Class A†	26,697	5,175
Planet Fitness, Inc., Class A*	51,486	2,686
Texas Roadhouse, Inc.†	42,727	8,256
Travel + Leisure Co.	40,646	3,107
Vail Resorts, Inc.†	23,199	3,158
Wingstop, Inc.†	17,707	3,070
Wyndham Hotels & Resorts, Inc.	48,729	4,103
		60,820
Household Durables – 1.8%
KB Home	40,162	2,514
SharkNinja, Inc.* †	45,996	7,004
Somnigroup International, Inc.	136,736	10,720
Taylor Morrison Home Corp.*	60,792	4,361
Toll Brothers, Inc.	61,680	10,162
TopBuild Corp.*	18,220	6,459
Whirlpool Corp.†	41,756	1,646
		42,866
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Independent Power & Renewable Electricity Producers – 0.7%
Ormat Technologies, Inc.	39,942	$4,350
Talen Energy Corp.*	29,507	11,338
		15,688
Industrial Real Estate Investment Trusts – 0.9%
EastGroup Properties, Inc.†	34,869	7,062
First Industrial Realty Trust, Inc.†	86,152	5,282
Rexford Industrial Realty, Inc.	145,606	4,878
STAG Industrial, Inc.	124,249	4,729
		21,951
Insurance – 3.4%
American Financial Group, Inc.	44,822	6,272
Brighthouse Financial, Inc.*	37,178	2,353
CNO Financial Group, Inc.	60,714	3,095
Fidelity National Financial, Inc.	164,444	7,755
First American Financial Corp.	66,243	4,544
Hanover Insurance Group (The), Inc.	22,741	4,869
Kinsale Capital Group, Inc.	14,240	4,697
Old Republic International Corp.†	145,645	5,960
Primerica, Inc.	20,264	5,759
Reinsurance Group of America, Inc.	42,584	9,056
RenaissanceRe Holdings Ltd.	27,706	8,780
RLI Corp.	59,778	3,531
Ryan Specialty Holdings, Inc.†	74,072	2,797
Selective Insurance Group, Inc.	38,923	3,776
Unum Group	95,540	8,541
		81,785
Interactive Media & Services – 0.3%
Pinterest, Inc., Class A*	313,163	6,586
IT Services – 1.9%
DigitalOcean Holdings, Inc.*	52,912	8,309
Kyndryl Holdings, Inc.* †	146,717	1,660
Okta, Inc.*	108,980	14,870
Twilio, Inc., Class A*	98,653	20,355
		45,194
Leisure Products – 0.5%
Brunswick Corp.	42,272	3,561
Mattel, Inc.* †	188,974	2,623
Polaris, Inc.	35,158	2,406
YETI Holdings, Inc.*	49,273	2,442
		11,032
Life Sciences Tools & Services – 1.9%
Avantor, Inc.*	443,821	4,394
EQUITY FUNDS 80 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Life Sciences Tools & Services – 1.9%continued
Bio-Rad Laboratories, Inc., Class A*	11,708	$3,438
Bruker Corp.	72,230	4,347
Illumina, Inc.*	98,348	17,292
Medpace Holdings, Inc.*	14,666	7,767
Repligen Corp.*	34,464	4,702
Sotera Health Co.*	172,425	3,061
		45,001
Machinery – 5.7%
AGCO Corp.	39,078	4,678
Chart Industries, Inc.*	29,221	6,106
CNH Industrial N.V.†	572,445	6,429
Crane Co.	31,904	7,117
Donaldson Co., Inc.	75,291	6,759
Esab Corp.†	37,208	3,670
Flowserve Corp.†	83,078	6,161
Graco, Inc.	107,905	8,159
ITT, Inc.	58,111	11,492
Lincoln Electric Holdings, Inc.†	35,616	9,456
Middleby (The) Corp.*	27,043	4,652
Mueller Industries, Inc.	71,871	8,835
Oshkosh Corp.	40,532	6,221
RBC Bearings, Inc.*	20,503	13,205
SPX Technologies, Inc.*	32,541	7,978
Terex Corp.	74,236	5,374
Timken (The) Co.	41,113	5,974
Toro (The) Co.	63,015	6,139
Watts Water Technologies, Inc., Class A	17,858	6,990
		135,395
Marine Transportation – 0.2%
Kirby Corp.*	34,774	4,728
Media – 0.6%
New York Times (The) Co., Class A	104,691	7,326
Nexstar Media Group, Inc.†	18,665	3,334
Sirius XM Holdings, Inc.	122,549	3,620
		14,280
Metals & Mining – 2.6%
Alcoa Corp.	171,542	8,944
Cleveland-Cliffs, Inc.*	370,813	3,482
Coeur Mining, Inc.†	672,462	10,975
Commercial Metals Co.	72,086	4,523
Hecla Mining Co.†	435,998	6,728
MP Materials Corp.* †	87,950	4,926
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Metals & Mining – 2.6%continued
Reliance, Inc.	33,183	$12,397
Royal Gold, Inc.	52,965	10,572
		62,547
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	476,307	10,650
Starwood Property Trust, Inc.†	226,635	3,712
		14,362
Multi-Utilities – 0.3%
Black Hills Corp.	49,502	3,683
Northwestern Energy Group, Inc.	40,021	2,866
		6,549
Office Real Estate Investment Trusts – 0.5%
COPT Defense Properties	73,470	2,674
Cousins Properties, Inc.†	107,021	3,208
Kilroy Realty Corp.†	69,579	2,607
Vornado Realty Trust	102,705	4,036
		12,525
Oil, Gas & Consumable Fuels – 3.1%
Antero Midstream Corp.	216,124	4,917
Antero Resources Corp.*	191,313	6,723
Chord Energy Corp.	36,600	4,183
CNX Resources Corp.*	91,970	3,121
DT Midstream, Inc.	66,303	9,729
HF Sinclair Corp.	99,602	6,937
Matador Resources Co.	75,884	3,777
Murphy Oil Corp.†	87,616	2,853
Ovintiv, Inc.	179,001	9,424
PBF Energy, Inc., Class A	54,610	2,486
Permian Resources Corp., Class A	511,564	9,418
Range Resources Corp.†	153,138	5,695
Viper Energy, Inc., Class A	126,244	5,353
		74,616
Passenger Airlines – 0.5%
Alaska Air Group, Inc.* †	72,469	3,783
American Airlines Group, Inc.*	430,026	7,770
		11,553
Personal Care Products – 0.1%
elf Beauty, Inc.*	38,388	2,841
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc.* †	324,663	7,990
Jazz Pharmaceuticals PLC*	40,786	9,828
		17,818
NORTHERN FUNDS QUARTERLY REPORT  81 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Professional Services – 2.0%
Booz Allen Hamilton Holding Corp.	78,400	$4,757
CACI International, Inc., Class A*	14,359	6,652
ExlService Holdings, Inc.*	99,345	2,569
Exponent, Inc.	31,559	1,855
FTI Consulting, Inc.* †	19,225	2,865
Genpact Ltd.	102,500	2,819
KBR, Inc.	82,454	2,847
Maximus, Inc.†	34,175	1,837
Parsons Corp.*	34,380	1,801
Paylocity Holding Corp.*	28,187	2,946
Science Applications International Corp.	28,026	3,094
TransUnion	125,324	9,041
UL Solutions, Inc., Class A†	50,571	5,151
		48,234
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	30,155	9,347
Residential Real Estate Investment Trusts – 0.7%
American Homes 4 Rent, Class A	205,893	6,901
Equity LifeStyle Properties, Inc.	126,047	8,124
Independence Realty Trust, Inc.	153,309	2,559
		17,584
Retail Real Estate Investment Trusts – 0.9%
Agree Realty Corp.	77,923	5,902
Brixmor Property Group, Inc.	199,392	6,287
Kite Realty Group Trust	132,021	3,747
NNN REIT, Inc.	123,656	5,753
		21,689
Semiconductors & Semiconductor Equipment – 5.7%
Allegro MicroSystems, Inc.* †	80,694	5,618
Amkor Technology, Inc.	74,113	6,391
Cirrus Logic, Inc.*	33,149	4,924
Entegris, Inc.	99,127	17,829
Lattice Semiconductor Corp.*	89,055	13,622
MACOM Technology Solutions Holdings, Inc.*	42,649	16,222
MKS, Inc.	43,904	19,528
Onto Innovation, Inc.*	32,334	12,237
Rambus, Inc.*	70,291	9,330
Semtech Corp.*	60,525	9,796
Silicon Laboratories, Inc.*	21,439	4,686
SiTime Corp.*	14,413	10,746
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Semiconductors & Semiconductor Equipment – 5.7%continued
Synaptics, Inc.*	25,118	$3,120
Universal Display Corp.	28,277	2,449
		136,498
Software – 2.7%
Appfolio, Inc., Class A* †	15,617	2,504
Bentley Systems, Inc., Class B†	96,864	2,895
BILL Holdings, Inc.*	57,627	2,084
Commvault Systems, Inc.*	26,814	3,800
Docusign, Inc.*	126,277	5,609
Dolby Laboratories, Inc., Class A†	39,228	2,063
Dropbox, Inc., Class A*	97,307	2,673
Dynatrace, Inc.* †	191,479	8,408
Guidewire Software, Inc.* †	55,026	6,771
InterDigital, Inc.	16,799	4,756
Manhattan Associates, Inc.*	38,457	5,355
Nutanix, Inc., Class A*	172,384	8,785
Pegasystems, Inc.†	58,661	1,758
Qualys, Inc.*	22,892	3,147
UiPath, Inc., Class A*	277,592	3,018
		63,626
Specialized Real Estate Investment Trusts – 1.3%
CubeSmart	147,204	5,854
EPR Properties	49,777	2,888
Gaming and Leisure Properties, Inc.	184,106	8,198
Lamar Advertising Co., Class A	56,588	8,827
National Storage Affiliates Trust	46,195	2,054
Rayonier, Inc.	179,871	3,828
		31,649
Specialty Retail – 3.0%
Abercrombie & Fitch Co., Class A*	29,086	2,618
AutoNation, Inc.* †	16,321	3,032
Bath & Body Works, Inc.	130,958	3,029
Burlington Stores, Inc.*	40,840	12,938
Chewy, Inc., Class A* †	156,159	3,069
Dick's Sporting Goods, Inc.†	42,823	9,713
Five Below, Inc.*	35,943	6,462
Floor & Decor Holdings, Inc., Class A*	70,269	4,171
GameStop Corp., Class A* †	268,139	5,920
Gap (The), Inc.	144,896	2,707
Lithia Motors, Inc.	14,829	4,308
Murphy U.S.A., Inc.	10,926	5,888
Penske Automotive Group, Inc.†	11,973	2,143
EQUITY FUNDS 82 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Specialty Retail – 3.0%continued
RH*	10,031	$1,652
Valvoline, Inc.* †	82,912	3,278
		70,928
Technology Hardware, Storage & Peripherals – 0.7%
Everpure, Inc., Class A*	205,110	16,161
Textiles, Apparel & Luxury Goods – 0.5%
Capri Holdings Ltd.*	77,570	1,441
Columbia Sportswear Co.†	15,662	968
Crocs, Inc.*	32,306	3,897
PVH Corp.	29,960	2,225
VF Corp.	213,735	3,565
		12,096
Trading Companies & Distributors – 1.8%
Applied Industrial Technologies, Inc.	24,021	8,123
Core & Main, Inc., Class A* †	122,298	5,901
GATX Corp.	23,080	4,090
MSC Industrial Direct Co., Inc., Class A†	29,762	3,540
Watsco, Inc.†	22,754	9,482
WESCO International, Inc.	31,659	10,936
		42,072
Water Utilities – 0.3%
Essential Utilities, Inc.	184,337	7,062
Total Common Stocks
(Cost $1,450,423)		2,369,183

INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	60,552,092	60,552
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	27,456,473	27,456
Total Investment Companies
(Cost $88,008)		88,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.60%, 10/15/26(5) (6)	$1,949	$1,928
Total Short-Term Investments
(Cost $1,929)		1,928

Total Investments – 103.0%
(Cost $1,540,360)		2,459,119
Liabilities less Other Assets – (3.0%)		(71,543)
NET ASSETS – 100.0%		$2,387,576

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	77	$29,915	Long	9/26	$481
NORTHERN FUNDS QUARTERLY REPORT  83 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued	June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,369,183	$—	$—	$2,369,183
Investment Companies	88,008	—	—	88,008
Short-Term Investments	—	1,928	—	1,928
Total Investments	$2,457,191	$1,928	$—	$2,459,119
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$481	$—	$—	$481

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$38,366	$179,885	$157,699	$60,552	60,552,092	$57 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	38,753	31,922	43,219	27,456	27,456,473	304
Total	$77,119	$211,807	$200,918	$88,008	88,008,565	$361

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 84 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)
Australia – 4.7%
APA Group	903,802	$6,350
Atlas Arteria Ltd.	3,026,594	10,689
Cleanaway Waste Management Ltd.	1,744,400	2,846
Qube Holdings Ltd.	1,629,682	5,758
Transurban Group	2,026,897	20,233
		45,876
Brazil – 1.1%
Cia Paranaense de Energia - Copel	1,126,547	3,284
Motiva Infraestrutura de Mobilidade S.A.	1,426,640	4,035
Rumo S.A.	1,241,600	3,223
		10,542
Canada – 5.4%
Ag Growth International, Inc.†	13,778	196
Algonquin Power & Utilities Corp.	920,000	5,410
Canadian National Railway Co.	172,351	20,568
Enbridge, Inc.	65,876	3,572
Hydro One Ltd.	21,232	876
Keyera Corp.	112,863	4,534
Northland Power, Inc.	56,077	883
Rockpoint Gas Storage, Inc., Class A	42,283	876
TC Energy Corp.	239,505	15,861
		52,776
China – 1.7%
Beijing Capital International Airport Co. Ltd., Class H*	8,884,000	1,646
China Merchants Port Holdings Co. Ltd.	1,724,000	2,722
China Tower Corp. Ltd., Class H	4,026,749	4,532
China Water Affairs Group Ltd.	256,282	143
ENN Energy Holdings Ltd.	957,900	4,948
Guangdong Investment Ltd.	333,046	330
Zhejiang Expressway Co. Ltd., Class H	2,632,000	1,992
		16,313
Denmark – 0.5%
Orsted A.S.(2) *	234,517	5,273
France – 5.9%
Aeroports de Paris S.A.†	109,863	14,319
Eiffage S.A.	4,868	719
Engie S.A.	163,918	5,168
Getlink S.E.	535,203	11,382
Nexans S.A.	2,275	378
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
France – 5.9%continued
Veolia Environnement S.A.	37,017	$1,542
Vinci S.A.	170,915	24,997
		58,505
Germany – 1.0%
E.ON S.E.	24,696	510
Fraport A.G. Frankfurt Airport Services Worldwide	50,172	4,177
RWE A.G.	79,126	5,126
Siemens A.G. (Registered)	1,581	508
		10,321
Hong Kong – 2.4%
CK Infrastructure Holdings Ltd.	802,800	6,127
CLP Holdings Ltd.	695,500	6,501
Power Assets Holdings Ltd.	1,458,320	10,641
		23,269
India – 0.3%
GMR Airports Ltd.*	1,455,685	1,732
NTPC Ltd.	289,561	1,096
		2,828
Italy – 6.1%
Enav S.p.A.	252,586	1,500
Enel S.p.A.	278,100	3,195
Hera S.p.A.	2,405,644	10,038
Infrastrutture Wireless Italiane S.p.A.†	1,006,344	7,087
Italgas S.p.A.	603,474	6,989
Snam S.p.A.	2,472,193	17,794
Terna - Rete Elettrica Nazionale	1,182,726	13,838
		60,441
Japan – 1.6%
East Japan Railway Co.	101,200	2,121
Japan Airport Terminal Co. Ltd.	139,500	4,344
Kansai Electric Power (The) Co., Inc.	193,000	2,712
Kurita Water Industries Ltd.	10,800	617
Osaka Gas Co. Ltd.	51,300	1,726
West Japan Railway Co.	231,700	3,886
		15,406
Luxembourg – 0.4%
SES S.A.	480,924	3,938
Malaysia – 0.4%
Tenaga Nasional Bhd.	1,239,000	4,349
NORTHERN FUNDS QUARTERLY REPORT  85 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
Mexico – 2.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	321,905	$4,550
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	371,604	9,390
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	302,396	9,271
Promotora y Operadora de Infraestructura S.A.B. de C.V.	251,791	3,999
		27,210
Netherlands – 0.2%
Arcadis N.V.	15,616	600
Koninklijke Vopak N.V.	26,179	1,363
		1,963
New Zealand – 0.9%
Auckland International Airport Ltd.	1,849,401	8,778
Philippines – 0.3%
International Container Terminal Services, Inc.	203,610	2,973
Portugal – 0.2%
REN - Redes Energeticas Nacionais SGPS S.A.	347,186	1,498
Spain – 6.0%
Aena SME S.A.(2)	868,416	26,472
Cellnex Telecom S.A.*	351,482	10,525
EDP Renewables S.A.	36,633	594
Iberdrola S.A.	854,636	21,330
		58,921
Switzerland – 1.9%
Flughafen Zurich A.G. (Registered)	60,903	18,826
Landis+Gyr Group A.G.*	5,257	282
		19,108
United Arab Emirates – 0.1%
Abu Dhabi Ports Co. PJSC*	1,153,537	1,483
United Kingdom – 8.3%
National Grid PLC	2,667,063	44,158
Pennon Group PLC	893,167	5,512
Severn Trent PLC	317,872	12,424
SSE PLC	41,377	1,337
United Utilities Group PLC	1,066,775	18,509
		81,940
United States – 41.9%
Advanced Drainage Systems, Inc.	2,635	414
AECOM	6,387	446
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
United States – 41.9%continued
Alexandria Real Estate Equities, Inc.	3,942	$208
Alliant Energy Corp.†	40,110	3,060
Ameren Corp.	16,316	1,844
American Electric Power Co., Inc.	156,604	21,425
American Tower Corp.	138,826	22,708
American Water Works Co., Inc.	5,300	697
Antero Midstream Corp.	64,600	1,470
Array Technologies, Inc.* †	42,833	317
Black Hills Corp.	38,041	2,830
Bunge Global S.A.	9,181	980
Cheniere Energy, Inc.	36,674	8,765
Clearway Energy, Inc., Class C	23,960	819
CMS Energy Corp.	33,876	2,591
Consolidated Edison, Inc.	87,399	9,669
Constellation Energy Corp.	18,563	4,610
Crown Castle, Inc.	306,955	23,246
CSX Corp.	219,324	10,424
Dominion Energy, Inc.	39,212	2,678
DT Midstream, Inc.	49,912	7,324
DTE Energy Co.	11,387	1,735
Duke Energy Corp.	112,345	14,221
Eaton Corp. PLC	890	379
Entergy Corp.	83,467	9,587
Equinix, Inc.	1,665	1,736
Essential Utilities, Inc.	26,117	1,001
Evergy, Inc.	138,011	11,928
Exelon Corp.	514,645	23,993
Ferrovial N.V.	183,964	12,620
First Solar, Inc.*	1,922	453
GFL Environmental, Inc.†	167,288	6,155
HA Sustainable Infrastructure Capital, Inc.	17,619	688
Hess Midstream L.P., Class A	39,011	1,467
Hubbell, Inc.	921	482
Kinder Morgan, Inc.	58,859	1,882
Kinetik Holdings, Inc.	55,678	2,691
Kodiak Gas Services, Inc.	37,800	2,840
NextEra Energy, Inc.	355,535	31,205
Norfolk Southern Corp.	4,896	1,540
ONEOK, Inc.	132,901	11,554
Ormat Technologies, Inc.	1,903	207
PG&E Corp.	629,679	10,591
PPL Corp.	51,405	1,869
Public Service Enterprise Group, Inc.	114,747	9,313
EQUITY FUNDS 86 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
United States – 41.9%continued
Republic Services, Inc.	27,525	$5,865
SBA Communications Corp.	56,352	9,944
Sempra	101,873	9,445
Shoals Technologies Group, Inc., Class A*	36,672	363
Southwest Gas Holdings, Inc.	17,566	1,558
Sunrun, Inc.*	21,150	283
Targa Resources Corp.	95,299	25,553
Tetra Tech, Inc.	17,282	499
UGI Corp.	167,397	5,782
Union Pacific Corp.	51,942	14,128
Venture Global, Inc., Class A	150,832	1,679
Vistra Corp.	30,850	4,894
Waste Connections, Inc.	23,504	3,918
Waste Connections, Inc. (New York Exchange)	5,257	876
Waste Management, Inc.	5,705	1,272
Williams (The) Cos., Inc.	313,851	23,332
Xcel Energy, Inc.	204,581	16,428
Xylem, Inc.	4,515	534
		413,015
Total Common Stocks
(Cost $787,961)		926,726

MASTER LIMITED PARTNERSHIPS – 2.0%
United States – 2.0%
Energy Transfer L.P.	246,423	4,712
Enterprise Products Partners L.P.	140,099	5,150
MPLX L.P.	84,825	4,778
Plains All American Pipeline L.P.	113,014	2,516
Western Midstream Partners L.P.	56,000	2,450
		19,606
Total Master Limited Partnerships
(Cost $18,180)		19,606

INVESTMENT COMPANIES – 4.1%
Greencoat Renewables PLC†	918,694	776
International Public Partnerships Ltd.	546,033	1,013
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(3) (4) (5)	9,130,004	9,130
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	28,000,238	28,000
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%continued
Renewables Infrastructure Group (The) Ltd.	844,026	$817
VH Global Sustainable Energy Opportunities PLC	666,643	639
Total Investment Companies
(Cost $40,413)		40,375

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.63%, 10/15/26(6) (7)	$852	$843
Total Short-Term Investments
(Cost $843)		843

Total Investments – 100.3%
(Cost $847,397)		987,550
Liabilities less Other Assets – (0.3%)		(2,905)
Net Assets – 100.0%		$984,645

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2026, the value of these securities amounted to approximately $31,745,000 or
3.2% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  87 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	24	$9,058	Long	9/26	$119
MSCI EAFE Index (United States Dollar)	46	7,234	Long	9/26	31
Total					$150
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Utilities	44.5%
Industrials	29.3
Energy	13.7
Real Estate	5.9
Communication Services	2.7
Financials	0.3
Consumer Staples	0.1
Short-Term Investments	3.8
Total Investments	100.3
Liabilities less Other Assets	(0.3)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$10,542	$—	$—	$10,542
Canada	52,776	—	—	52,776
Mexico	27,210	—	—	27,210
United States	400,395	12,620	—	413,015
All Other Countries(1)	—	423,183	—	423,183
Total Common Stocks	490,923	435,803	—	926,726
Master Limited Partnerships	19,606	—	—	19,606
Investment Companies	37,130	3,245	—	40,375
Short-Term Investments	—	843	—	843
Total Investments	$547,659	$439,891	$—	$987,550
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$150	$—	$—	$150

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$8,207	$44,954	$44,031	$9,130	9,130,004	$31 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,950	110,963	113,913	28,000	28,000,238	270
Total	$39,157	$155,917	$157,944	$37,130	37,130,242	$301

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 88 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)
Australia – 5.6%
Dexus	46,526	$175
Goodman Group	66,837	1,449
Ingenia Communities Group	85,664	263
NEXTDC Ltd.*	17,455	177
Scentre Group	242,183	649
Stockland	112,656	319
		3,032
Belgium – 1.7%
Aedifica S.A.	5,279	426
Shurgard Self Storage Ltd.	2,502	73
VGP N.V.	2,464	237
Warehouses De Pauw - C.V.A.	3,846	97
Xior Student Housing N.V.	2,551	77
		910
Canada – 1.1%
Chartwell Retirement Residences	10,314	163
Dream Industrial Real Estate Investment Trust	10,846	107
RioCan Real Estate Investment Trust	18,650	298
		568
China – 0.1%
GDS Holdings Ltd., Class A*	11,900	44
France – 2.2%
Accor S.A.	1,578	92
Klepierre S.A.	7,522	314
Mercialys S.A.	10,980	147
Unibail-Rodamco-Westfield*	5,194	608
		1,161
Germany – 1.4%
Sirius Real Estate Ltd.	74,049	95
TAG Immobilien A.G.	18,997	306
Vonovia S.E.	14,266	352
		753
Hong Kong – 2.7%
Henderson Land Development Co. Ltd.	28,000	89
Hongkong Land Holdings Ltd.	57,000	408
Link REIT	100,200	468
Sun Hung Kai Properties Ltd.	35,000	504
		1,469
Israel – 0.2%
Melisron Ltd.	911	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
Japan – 7.3%
Comforia Residential REIT, Inc.	206	$131
GLP J-REIT	174	147
Japan Metropolitan Fund Invest	627	433
Japan Real Estate Investment Corp.	510	364
Mitsubishi Estate Co. Ltd.	32,600	830
Mitsui Fudosan Accommodations Fund, Inc.	49	37
Mitsui Fudosan Co. Ltd.	85,000	783
Nippon Building Fund, Inc.	265	205
Nippon Prologis REIT, Inc.	218	116
Nomura Real Estate Master Fund, Inc.*	132	124
Sumitomo Realty & Development Co. Ltd.	25,500	587
United Urban Investment Corp.	197	197
		3,954
Netherlands – 0.3%
CTP N.V.	7,816	143
Singapore – 3.1%
CapitaLand Ascendas REIT*	21,100	41
CapitaLand Integrated Commercial Trust	425,613	782
CapitaLand Investment Ltd.†	182,400	352
Centurion Accommodation REIT*	318,213	262
Digital Core REIT Management Pte Ltd.	233,400	118
UOL Group Ltd.	12,200	90
		1,645
Spain – 0.7%
Merlin Properties Socimi S.A.	23,111	405
Sweden – 1.0%
Atrium Ljungberg AB, Class B	15,088	41
Catena AB	6,085	261
Fastighets AB Balder, Class B*	22,808	122
Swedish Logistic Property AB, Class B*	15,287	59
Wihlborgs Fastigheter AB	6,745	52
		535
Switzerland – 0.9%
PSP Swiss Property A.G. (Registered)	859	153
Swiss Prime Site A.G. (Registered)	1,895	309
		462
United Kingdom – 2.9%
Big Yellow Group PLC	3,860	46
British Land (The) Co. PLC	22,383	123
Helical PLC	31,571	81
NORTHERN FUNDS QUARTERLY REPORT  89 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
United Kingdom – 2.9%continued
Land Securities Group PLC	21,006	$182
LondonMetric Property PLC	25,358	63
Safestore Holdings PLC	20,767	169
Segro PLC	31,312	364
Tritax Big Box REIT PLC	251,739	539
		1,567
United States – 64.5%
Agree Realty Corp.	14,477	1,096
Blackstone Digital Infrastructure Trust, Inc.*	4,793	104
Boyd Gaming Corp.	2,164	191
BXP, Inc.	10,101	670
CareTrust REIT, Inc.	2,173	88
CBRE Group, Inc., Class A*	3,271	441
Crown Castle, Inc.	6,165	467
Curbline Properties Corp.	16,045	488
D.R. Horton, Inc.	1,366	222
Digital Realty Trust, Inc.	15,735	2,826
Equinix, Inc.	2,374	2,475
Equity LifeStyle Properties, Inc.	5,415	349
Equity Residential	1,665	113
Essential Properties Realty Trust, Inc.	17,389	519
Essex Property Trust, Inc.	2,032	592
Extra Space Storage, Inc.	5,477	796
First Industrial Realty Trust, Inc.	6,024	369
Gaming and Leisure Properties, Inc.	4,286	191
Healthcare Realty Trust, Inc.	22,221	448
Highwoods Properties, Inc.	11,907	359
Hilton Worldwide Holdings, Inc.	1,147	379
Host Hotels & Resorts, Inc.	20,867	495
Hudson Pacific Properties, Inc.*	5,392	82
Invitation Homes, Inc.	19,030	575
Iron Mountain, Inc.	4,882	617
Janus Living, Inc., Class A-1†	18,363	528
Kimco Realty Corp.	26,702	677
Kite Realty Group Trust	13,070	371
Lamar Advertising Co., Class A	2,775	433
Mid-America Apartment Communities, Inc.	3,360	467
NETSTREIT Corp.†	19,419	410
Omega Healthcare Investors, Inc.	24,320	1,160
Outfront Media, Inc.	9,082	297
PACS Group, Inc.*	2,930	125
Prologis, Inc.	22,459	3,042
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7% (1)continued
United States – 64.5%continued
Public Storage	5,355	$1,704
Rayonier, Inc.	9,204	196
SBA Communications Corp.	449	79
Simon Property Group, Inc.	7,579	1,695
Sun Communities, Inc.	6,949	833
Tanger, Inc.	8,726	344
Terreno Realty Corp.	7,406	480
UDR, Inc.	9,796	391
Ventas, Inc.	10,597	941
Welltower, Inc.	23,319	5,293
Wyndham Hotels & Resorts, Inc.	3,740	315
		34,733
Total Common Stocks
(Cost $46,949)		51,509

INVESTMENT COMPANIES – 4.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	626,520	627
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	2,026,396	2,026
Total Investment Companies
(Cost $2,653)		2,653

Total Investments – 100.6%
(Cost $49,602)		54,162
Liabilities less Other Assets – (0.6%)		(345)
Net Assets – 100.0%		$53,817

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
EQUITY FUNDS 90 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	92.5%
Consumer Discretionary	2.3
Health Care	0.5
Information Technology	0.4
Short-Term Investments	4.9
Total Investments	100.6
Liabilities less Other Assets	(0.6)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on
June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Belgium	$73	$837	$—	$910
Canada	568	—	—	568
United States	34,733	—	—	34,733
All Other Countries(1)	—	15,298	—	15,298
Total Common Stocks	35,374	16,135	—	51,509
Investment Companies	2,653	—	—	2,653
Total Investments	$38,027	$16,135	$—	$54,162

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$723	$4,713	$4,809	$627	626,520	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,623	5,110	5,707	2,026	2,026,396	17
Total	$3,346	$9,823	$10,516	$2,653	2,652,916	$18

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  91 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3%
Aerospace & Defense – 1.3%
AAR Corp.*	4,494	$642
Astronics Corp.* †	5,995	487
Astronics Corp., Class B* †	1,199	91
Cadre Holdings, Inc.	7,059	201
Ducommun, Inc.*	2,580	478
Mercury Systems, Inc.*	6,169	755
Moog, Inc., Class A	3,176	1,346
National Presto Industries, Inc.	787	98
Park Aerospace Corp.	2,929	112
V2X, Inc.*	2,738	204
VSE Corp.	2,948	674
		5,088
Air Freight & Logistics – 0.0%
Forward Air Corp.*	4,238	57
Automobile Components – 1.0%
Adient PLC*	11,442	210
Cooper-Standard Holdings, Inc.*	1,351	37
Dana, Inc.	15,962	434
Dauch Corp.*	7,970	43
Dorman Products, Inc.*	4,384	598
Garrett Motion, Inc.	18,445	668
Gentherm, Inc.*	5,138	175
LCI Industries	4,542	481
Motorcar Parts of America, Inc.*	3,250	50
Patrick Industries, Inc.	4,194	377
Phinia, Inc.	3,585	295
Standard Motor Products, Inc.	2,709	106
Strattec Security Corp.*	974	79
Visteon Corp.	3,105	308
XPEL, Inc.*	1,893	94
		3,955
Automobiles – 0.1%
Harley-Davidson, Inc.	9,737	238
Winnebago Industries, Inc.†	5,441	170
		408
Banks – 9.1%
1st Source Corp.	3,846	314
AGI, Inc., Class A*	14,930	106
Amalgamated Financial Corp.	3,676	169
Ameris Bancorp	6,488	586
Ames National Corp.	1,040	31
Arrow Financial Corp.	3,373	138
Associated Banc-Corp	13,948	429
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Banks – 9.1%continued
Atlantic Union Bankshares Corp.	12,808	$542
Axos Financial, Inc.*	8,230	801
Banc of California, Inc.	16,023	327
BancFirst Corp.	2,690	299
Bank First Corp.	1,975	293
Bank of Hawaii Corp.	4,094	334
Bank of Marin Bancorp	2,253	62
Bank of NT Butterfield & Son (The) Ltd.	5,360	319
Bank of South Carolina Corp.	4,031	68
Bank7 Corp.	5,363	262
BankUnited, Inc.	7,866	381
Bankwell Financial Group, Inc.	4,559	268
Banner Corp.	5,170	343
Bar Harbor Bankshares	1,207	46
Beacon Financial Corp.	7,789	237
Blue Ridge Bankshares, Inc.	25,810	91
Burke & Herbert Financial Services Corp.	1,420	102
Business First Bancshares, Inc.	1,912	59
Byline Bancorp, Inc.	4,219	159
C&F Financial Corp.	977	78
California BanCorp	6,120	128
Camden National Corp.	2,371	129
Capital City Bank Group, Inc.†	1,299	64
Capitol Federal Financial, Inc.	14,724	125
Cathay General Bancorp	9,590	594
Central Pacific Financial Corp.	3,063	117
Chain Bridge Bancorp, Inc., Class A*	3,782	159
Chemung Financial Corp.	1,732	129
Citizens & Northern Corp.	715	17
Citizens Financial Services, Inc.	195	14
City Holding Co.	2,319	308
Civista Bancshares, Inc.	4,787	135
CNB Financial Corp.	4,661	157
Colony Bankcorp, Inc.	920	18
Columbia Financial, Inc.* †	3,136	67
Community Financial System, Inc.	5,686	382
Community Trust Bancorp, Inc.	1,719	124
Community West Bancshares	4,726	127
ConnectOne Bancorp, Inc.	2,608	87
Customers Bancorp, Inc.*	3,415	270
CVB Financial Corp.	18,973	428
Dime Commercial Bancshares, Inc.	4,088	166
Eastern Bankshares, Inc.	20,323	452
EQUITY FUNDS 92 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Banks – 9.1%continued
Enterprise Financial Services Corp.	3,283	$216
Equity Bancshares, Inc., Class A	2,129	104
Esquire Financial Holdings, Inc.	790	94
Farmers National Banc Corp.	6,803	99
FB Financial Corp.	4,098	227
Financial Institutions, Inc.	2,755	107
First Bancorp	4,932	315
First BanCorp	18,758	489
First Bancorp (The), Inc.	570	20
First Busey Corp.	10,340	305
First Business Financial Services, Inc.	745	47
First Commonwealth Financial Corp.	17,605	358
First Community Bankshares, Inc.	1,965	87
First Community Corp.	3,782	124
First Financial Bancorp	9,867	334
First Financial Bankshares, Inc.	17,608	609
First Financial Corp.	1,617	125
First Hawaiian, Inc.	11,360	333
First Internet Bancorp	1,040	29
First Interstate BancSystem, Inc., Class A	8,804	339
First Merchants Corp.	12,238	535
First Mid Bancshares, Inc.	2,635	127
First U.S. Bancshares, Inc.	7,140	118
First United Corp.	4,717	208
Firstsun Capital Bancorp*	570	22
Five Star Bancorp	1,893	92
FS Bancorp, Inc.	1,473	64
Fulton Financial Corp.	20,594	498
German American Bancorp, Inc.	3,250	154
Glacier Bancorp, Inc.	13,137	678
Great Southern Bancorp, Inc.†	1,043	82
Greene County Bancorp, Inc.	3,895	131
Hancock Whitney Corp.	10,112	756
Hanmi Financial Corp.	3,037	98
Hawthorn Bancshares, Inc.	688	27
HBT Financial, Inc.	2,834	91
Heritage Financial Corp.	4,945	146
Hilltop Holdings, Inc.	9,248	359
Home Bancorp, Inc.	1,920	132
Home BancShares, Inc.	21,721	620
HomeTrust Bancshares, Inc.	2,342	117
Hope Bancorp, Inc.	12,570	172
Horizon Bancorp, Inc.	4,972	99
Independent Bank Corp.	1,893	68
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Banks – 9.1%continued
Independent Bank Corp. (NASDAQ Global Select)	7,097	$594
International Bancshares Corp.	7,480	568
Investar Holding Corp.	6,730	202
Jeffersonville Bancorp	514	14
Kearny Financial Corp.	14,860	141
Kentucky First Federal Bancorp*	942	5
Lakeland Financial Corp.	2,928	181
Magyar Bancorp, Inc.	973	17
Mechanics Bancorp, Class A	2,880	46
Mercantile Bank Corp.	3,547	204
Metrocity Bankshares, Inc.	2,365	85
Metropolitan Bank Holding Corp.	1,102	109
Mid Penn Bancorp, Inc.	654	23
NASB Financial, Inc.	664	27
National Bank Holdings Corp., Class A	4,049	180
National Bankshares, Inc.	544	20
NB Bancorp, Inc.	4,467	94
NBT Bancorp, Inc.	6,394	316
Nicolet Bankshares, Inc.	2,100	347
Northeast Bank	1,372	182
Northeast Community Bancorp, Inc.	1,637	45
Northfield Bancorp, Inc.	9,680	143
Northrim BanCorp, Inc.	4,093	113
Northwest Bancshares, Inc.	14,955	227
Norwood Financial Corp.	676	22
OceanFirst Financial Corp.	9,145	179
OFG Bancorp	6,478	318
Ohio Valley Banc Corp.	997	43
Old Second Bancorp, Inc.	1,627	38
Orrstown Financial Services, Inc.	1,732	71
Park National Corp.	1,791	328
Pathward Financial, Inc.	2,216	193
Peoples Bancorp of North Carolina, Inc.	951	41
Peoples Bancorp, Inc.	3,962	152
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	2,584	171
Preferred Bank	2,329	247
Primis Financial Corp.	457	7
Provident Financial Services, Inc.	14,515	343
QCR Holdings, Inc.	1,491	145
Renasant Corp.	10,395	442
Republic Bancorp, Inc., Class A	1,942	176
NORTHERN FUNDS QUARTERLY REPORT  93 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Banks – 9.1%continued
S&T Bancorp, Inc.	4,397	$216
Seacoast Banking Corp. of Florida	9,738	324
ServisFirst Bancshares, Inc.	4,919	427
Shore Bancshares, Inc.	5,336	122
Sierra Bancorp	3,586	146
Simmons First National Corp., Class A	11,561	262
SmartFinancial, Inc.	1,574	74
South Plains Financial, Inc.	1,420	61
Southern First Bancshares, Inc.*	2,735	167
Southern Missouri Bancorp, Inc.	430	33
Southside Bancshares, Inc.	3,001	106
Stellar Bancorp, Inc.	5,663	223
Stock Yards Bancorp, Inc.	3,798	290
Texas Capital Bancshares, Inc.	5,344	552
Third Coast Bancshares, Inc.*	2,676	108
Timberland Bancorp, Inc.	1,118	50
Tompkins Financial Corp.	1,469	139
Towne Bank	7,837	284
TriCo Bancshares	3,025	163
TrustCo Bank Corp. NY	1,551	85
Trustmark Corp.	7,705	354
UMB Financial Corp.	7,386	1,054
United Bankshares, Inc.	15,246	699
United Community Banks, Inc.	13,787	484
Unity Bancorp, Inc.	1,453	85
Univest Financial Corp.	3,328	146
Virginia National Bankshares Corp.	98	4
WaFd, Inc.	6,942	266
Washington Trust Bancorp, Inc.	5,816	212
WesBanco, Inc.	8,627	337
West BanCorp, Inc.	797	21
Westamerica BanCorp	3,695	217
Western New England Bancorp, Inc.	5,310	76
WSFS Financial Corp.	10,395	798
		36,184
Beverages – 0.2%
Boston Beer (The) Co., Inc., Class A*	966	171
MGP Ingredients, Inc.	2,027	36
National Beverage Corp.*	9,674	302
Vita Coco (The) Co., Inc.*	5,840	386
		895
Biotechnology – 9.7%
4D Molecular Therapeutics, Inc.*	5,842	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Biotechnology – 9.7%continued
Abeona Therapeutics, Inc.* †	14,806	$92
ACADIA Pharmaceuticals, Inc.*	12,644	320
Achieve Life Sciences, Inc.* †	24,203	158
ADMA Biologics, Inc.*	26,602	223
Agios Pharmaceuticals, Inc.*	3,155	117
Aktis Oncology, Inc.*	5,193	167
Alkermes PLC*	17,472	915
Allogene Therapeutics, Inc.*	17,728	37
Altimmune, Inc.*	7,696	23
ALX Oncology Holdings, Inc.*	15,752	33
AnaptysBio, Inc.*	7,064	477
Anavex Life Sciences Corp.* †	14,396	37
Anbio Biotechnology Ltd.*	7,140	98
Annexon, Inc.*	4,014	23
Apogee Therapeutics, Inc.*	6,356	844
Aravive, Inc.(1) *	8,839	—
Arbutus Biopharma Corp.*	5,236	25
Arcus Biosciences, Inc.*	10,250	316
Arcutis Biotherapeutics, Inc.*	11,871	311
Ardelyx, Inc.*	23,294	119
ArriVent Biopharma, Inc.*	4,130	143
Assembly Biosciences, Inc.* †	4,808	132
Aura Biosciences, Inc.*	14,689	104
Aurinia Pharmaceuticals, Inc.*	13,246	225
Beam Therapeutics, Inc.*	9,737	334
Bicara Therapeutics, Inc.*	6,167	183
BioCryst Pharmaceuticals, Inc.*	28,705	287
BridgeBio Oncology Therapeutics, Inc.* †	15,579	119
C4 Therapeutics, Inc.* †	4,313	20
Cabaletta Bio, Inc.* †	8,572	27
Capricor Therapeutics, Inc.* †	14,045	338
CareDx, Inc.*	5,041	144
Catalyst Pharmaceuticals, Inc.*	22,807	717
Celcuity, Inc.* †	11,046	1,156
Celldex Therapeutics, Inc.*	5,979	223
CG oncology, Inc.*	7,725	549
Climb Bio, Inc.*	9,738	127
Cogent Biosciences, Inc.*	20,785	804
Coherus Oncology, Inc.* †	9,355	13
CRISPR Therapeutics A.G.* †	7,857	429
Cullinan Therapeutics, Inc.*	7,121	130
Cytokinetics, Inc.*	16,196	1,380
CytomX Therapeutics, Inc.*	38,231	143
EQUITY FUNDS 94 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Biotechnology – 9.7%continued
Denali Therapeutics, Inc.*	13,153	$338
Design Therapeutics, Inc.* †	15,746	228
DiaMedica Therapeutics, Inc.* †	13,097	92
Dianthus Therapeutics, Inc.* †	4,193	409
Disc Medicine, Inc.*	1,453	106
Dyne Therapeutics, Inc.*	10,250	228
Editas Medicine, Inc.*	5,280	17
Elicio Therapeutics, Inc.* †	10,086	39
Emergent BioSolutions, Inc.* †	6,544	55
Enanta Pharmaceuticals, Inc.*	9,345	136
Entrada Therapeutics, Inc.*	9,380	69
Erasca, Inc.*	26,817	491
Foghorn Therapeutics, Inc.*	6,629	32
Geron Corp.*	16,912	22
GRAIL, Inc.*	3,895	266
Greenwich Lifesciences, Inc.*	4,500	106
Gyre Therapeutics, Inc.* †	6,593	43
Ideaya Biosciences, Inc.*	8,114	302
Immatics N.V.*	6,320	64
Immix Biopharma, Inc.* †	14,396	148
ImmunityBio, Inc.* †	101,687	890
Immunome, Inc.*	8,092	171
Immunovant, Inc.*	18,545	715
Inhibrx Biosciences, Inc.*	6,439	610
Intellia Therapeutics, Inc.* †	12,982	220
Iovance Biotherapeutics, Inc.* †	41,868	174
Ironwood Pharmaceuticals, Inc.*	27,227	115
Kiniksa Pharmaceuticals International PLC*	7,140	457
Kodiak Sciences, Inc.*	5,518	215
Krystal Biotech, Inc.*	3,122	1,160
Kura Oncology, Inc.*	11,496	126
Kymera Therapeutics, Inc.*	7,280	835
Larimar Therapeutics, Inc.*	375	1
Lexeo Therapeutics, Inc.*	4,594	21
MacroGenics, Inc.* †	5,496	25
MannKind Corp.*	24,803	106
MapLight Therapeutics, Inc.* †	3,895	140
MediciNova, Inc.*	13,894	18
MeiraGTx Holdings PLC*	8,584	116
Merrimack Pharmaceuticals, Inc.(1) * †	7,504	—
MiMedx Group, Inc.*	9,020	35
Mineralys Therapeutics, Inc.*	6,075	164
Mirum Pharmaceuticals, Inc.*	8,530	999
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Biotechnology – 9.7%continued
Monte Rosa Therapeutics, Inc.*	8,102	$196
MoonLake Immunotherapeutics*	6,816	133
Neurogene, Inc.*	2,329	73
Newamsterdam Pharma Co. N.V.*	11,035	374
Novavax, Inc.* †	13,530	127
Nurix Therapeutics, Inc.*	3,880	94
Nuvalent, Inc., Class A*	7,090	876
Olema Pharmaceuticals, Inc.*	13,191	165
Organogenesis Holdings, Inc.* †	5,537	13
ORIC Pharmaceuticals, Inc.*	14,277	155
PDL BioPharma, Inc.(1) *	24,608	8
Perspective Therapeutics, Inc.*	5,998	20
Pieris Pharmaceuticals, Inc.*	1,298	198
Praxis Precision Medicines, Inc.*	2,590	867
Precigen, Inc.*	61,286	349
Prime Medicine, Inc.* †	11,401	42
ProKidney Corp.* †	5,668	12
Protagonist Therapeutics, Inc.*	7,556	926
Prothena Corp. PLC*	3,644	36
PTC Therapeutics, Inc.*	7,119	581
Recursion Pharmaceuticals, Inc., Class A* †	49,982	183
REGENXBIO, Inc.*	9,807	118
Relay Therapeutics, Inc.*	10,208	191
Replimune Group, Inc.*	10,880	120
Rezolute, Inc.*	21,589	112
Rhythm Pharmaceuticals, Inc.*	5,518	613
Sarepta Therapeutics, Inc.*	10,061	181
Savara, Inc.*	4,726	29
Scholar Rock Holding Corp.*	10,563	581
SELLAS Life Sciences Group, Inc.* †	17,526	259
Shattuck Labs, Inc.* †	3,786	26
Sionna Therapeutics, Inc.*	4,219	186
Solid Biosciences, Inc.*	372	4
Spyre Therapeutics, Inc.*	2,806	249
Stoke Therapeutics, Inc.* †	8,594	281
Sutro Biopharma, Inc.*	252	8
Syndax Pharmaceuticals, Inc.*	8,439	184
Tango Therapeutics, Inc.*	17,328	542
Taysha Gene Therapies, Inc.*	26,939	183
TG Therapeutics, Inc.*	14,482	796
Travere Therapeutics, Inc.*	8,867	504
Twist Bioscience Corp.*	5,842	601
Tyra Biosciences, Inc.*	4,207	134
NORTHERN FUNDS QUARTERLY REPORT  95 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Biotechnology – 9.7%continued
Ultragenyx Pharmaceutical, Inc.*	8,375	$280
uniQure N.V.*	5,842	269
UroGen Pharma Ltd.*	11,210	413
Vanda Pharmaceuticals, Inc.*	6,658	41
Vaxcyte, Inc.*	16,144	938
Vera Therapeutics, Inc.*	6,816	292
Veracyte, Inc.*	7,886	463
Vericel Corp.*	5,299	236
Viking Therapeutics, Inc.* †	11,035	430
Vir Biotechnology, Inc.*	15,903	162
Viridian Therapeutics, Inc.*	10,386	191
Xencor, Inc.*	3,460	56
Xenon Pharmaceuticals, Inc.*	8,913	538
XOMA Royalty Corp.*	6,092	259
Zenas Biopharma, Inc.* †	5,842	148
Zymeworks, Inc.*	4,478	117
		38,807
Broadline Retail – 0.1%
Kohl's Corp.	10,710	190
Savers Value Village, Inc.*	14,348	145
		335
Building Products – 1.2%
Apogee Enterprises, Inc.	3,978	182
AZZ, Inc.	2,732	424
CSW Industrials, Inc.	1,675	466
Gibraltar Industries, Inc.*	4,468	201
Griffon Corp.	6,456	630
Hayward Holdings, Inc.*	20,447	354
Insteel Industries, Inc.†	4,800	145
Masterbrand, Inc.*	9,305	96
Quanex Building Products Corp.	3,782	70
Resideo Technologies, Inc.*	15,697	488
Tecnoglass, Inc.	4,587	215
UFP Industries, Inc.	8,015	727
Zurn Elkay Water Solutions Corp.	16,619	840
		4,838
Capital Markets – 2.2%
Acadian Asset Management, Inc.	3,244	232
Artisan Partners Asset Management, Inc., Class A	5,486	189
Associated Capital Group, Inc., Class A	1,656	59
BGC Group, Inc., Class A	44,916	480
BRC Group Holdings, Inc.* †	1,778	14
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Capital Markets – 2.2%continued
Bullish* †	13,956	$327
Capital Southwest Corp.†	4,954	118
Cohen & Steers, Inc.	4,868	371
Coincheck Group N.V.* †	17,003	38
DigitalBridge Group, Inc.	17,563	277
Etoro Group Ltd., Class A*	7,731	305
Fidus Investment Corp.†	6,167	118
FS K.K.R Capital Corp.†	26,289	276
GAMCO Investors, Inc., Class A	5,044	120
Gemini Space Station, Inc., Class A* †	24,667	105
Golub Capital BDC, Inc.	24,342	313
Hamilton Lane, Inc., Class A	4,219	333
Lazard, Inc.†	9,088	381
MarketAxess Holdings, Inc.	3,246	368
Miami International Holdings, Inc.*	7,731	287
Moelis & Co., Class A	6,987	457
Morgan Stanley Direct Lending Fund†	8,079	122
Oaktree Specialty Lending Corp.†	7,987	95
Piper Sandler Cos.	9,574	693
PJT Partners, Inc., Class A	2,612	394
SLR Investment Corp.	8,763	108
StepStone Group, Inc., Class A	5,531	229
StoneX Group, Inc.*	8,556	1,014
Victory Capital Holdings, Inc., Class A	7,644	643
Virtus Investment Partners, Inc.	722	104
WisdomTree, Inc.	10,434	177
		8,747
Chemicals – 2.0%
AdvanSix, Inc.	2,959	59
Alto Ingredients, Inc.*	6,694	38
Ashland, Inc.	4,117	271
Aspen Aerogels, Inc.*	3,125	20
Avient Corp.	10,105	374
Balchem Corp.	3,927	663
Cabot Corp.	6,935	630
Chemours (The) Co.	13,662	280
Flotek Industries, Inc.*	4,868	115
H.B. Fuller Co.	7,860	458
Hawkins, Inc.	5,016	713
Huntsman Corp.	15,714	167
Ingevity Corp.*	5,051	377
Innospec, Inc.	2,941	239
Intrepid Potash, Inc.*	609	20
Koppers Holdings, Inc.	5,190	233
EQUITY FUNDS 96 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Chemicals – 2.0%continued
Kronos Worldwide, Inc.	3,212	$20
LSB Industries, Inc.*	4,054	44
Mativ Holdings, Inc.	9,292	70
Minerals Technologies, Inc.	4,671	346
Olin Corp.	10,710	212
Orion S.A.	5,113	34
Perimeter Solutions, Inc.*	13,323	475
Quaker Chemical Corp.	2,500	397
Rayonier Advanced Materials, Inc.*	14,281	112
Scotts Miracle-Gro (The) Co.	5,518	376
Sensient Technologies Corp.	5,460	673
Stepan Co.	5,258	293
Tronox Holdings PLC	27,877	176
		7,885
Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	8,118	359
ACCO Brands Corp.	12,913	54
ACV Auctions, Inc., Class A*	31,362	226
Brady Corp., Class A	4,544	416
Brink's (The) Co.	5,914	559
Casella Waste Systems, Inc., Class A*	5,331	517
Cimpress PLC*	3,254	331
Civeo Corp.*	239	8
CompX International, Inc.	1,837	46
CoreCivic, Inc.*	13,410	407
Deluxe Corp.	5,438	130
Ennis, Inc.	3,897	83
GEO Group (The), Inc.*	13,137	388
Healthcare Services Group, Inc.*	6,491	159
HNI Corp.	8,401	340
Interface, Inc.	5,689	204
Liquidity Services, Inc.*	3,047	119
Millerknoll, Inc.	17,841	365
NLI Holdings, Inc.	5,258	31
Onterris, Inc.*	6,816	138
OPENLANE, Inc.*	15,897	656
Perma-Fix Environmental Services, Inc.*	1,043	15
Pitney Bowes, Inc.	18,104	317
Quad/Graphics, Inc.	1,820	15
UniFirst Corp.	1,843	487
Vestis Corp.*	12,333	179
		6,549
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Communications Equipment – 1.3%
ADTRAN Holdings, Inc.*	13,154	$183
Aviat Networks, Inc.*	1,856	41
BK Technologies Corp.*	264	23
Calix, Inc.*	10,535	393
Clearfield, Inc.*	3,024	120
Digi International, Inc.*	6,671	500
Extreme Networks, Inc.*	12,711	411
Gilat Satellite Networks Ltd.* †	7,409	99
Harmonic, Inc.*	11,735	192
Ituran Location and Control Ltd.	4,177	255
NETGEAR, Inc.*	8,536	199
NetScout Systems, Inc.*	9,065	395
Ondas, Inc.* †	78,219	644
Ribbon Communications, Inc.*	3,698	9
Viasat, Inc.*	17,030	1,529
Vistance Networks, Inc.*	22,140	283
		5,276
Construction & Engineering – 2.0%
Arcosa, Inc.	6,787	986
Argan, Inc.	2,252	1,798
Bowman Consulting Group Ltd.*	3,570	104
Cardinal Infrastructure Group, Inc., Class A* †	1,623	153
Centuri Holdings, Inc.*	8,024	243
Construction Partners, Inc., Class A*	4,819	572
Fluor Corp.*	17,247	904
Granite Construction, Inc.	6,778	1,071
Limbach Holdings, Inc.*	1,020	79
Matrix Service Co.* †	6,675	91
MYR Group, Inc.*	1,952	977
NWPX Infrastructure, Inc.*	3,270	490
Orion Group Holdings, Inc.*	1,996	34
Tutor Perini Corp.	5,063	420
		7,922
Construction Materials – 0.3%
Knife River Corp.*	5,612	469
Suncrete, Inc., Class A* †	5,842	132
Titan America S.A.*	16,107	301
United States Lime & Minerals, Inc.	4,120	431
		1,333
Consumer Finance – 1.5%
Antalpha Platform Holding Co., Class A* †	7,823	37
NORTHERN FUNDS QUARTERLY REPORT  97 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Consumer Finance – 1.5%continued
Atlanticus Holdings Corp.*	823	$84
Bread Financial Holdings, Inc.	5,283	572
Dave, Inc.*	1,195	445
Encore Capital Group, Inc.*	4,213	393
Enova International, Inc.*	3,025	728
EZCORP, Inc., Class A*	4,510	156
FirstCash Holdings, Inc.	5,112	1,106
Green Dot Corp., Class A*	6,891	93
Happen, Inc.*	8,000	166
Medallion Financial Corp.	836	9
Navient Corp.	20,745	177
Nelnet, Inc., Class A	4,197	560
PRA Group, Inc.*	6,282	119
PROG Holdings, Inc.	8,888	414
SLM Corp.	17,851	463
Upstart Holdings, Inc.*	8,021	284
World Acceptance Corp.*	1,076	241
		6,047
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	2,461	168
Chefs' Warehouse (The), Inc.*	3,908	375
Grocery Outlet Holding Corp.*	9,145	91
Ingles Markets, Inc., Class A	3,437	304
Natural Grocers by Vitamin Cottage, Inc.	1,122	35
PriceSmart, Inc.	2,574	503
United Natural Foods, Inc.*	5,296	242
Village Super Market, Inc., Class A	1,158	49
Weis Markets, Inc.†	2,906	228
		1,995
Containers & Packaging – 0.5%
Ardagh Metal Packaging S.A.	58,918	279
Graphic Packaging Holding Co.	27,912	295
Greif, Inc., Class A	5,310	395
Myers Industries, Inc.	4,241	150
O-I Glass, Inc.*	27,179	262
Silgan Holdings, Inc.	10,061	467
TriMas Corp.	5,901	266
		2,114
Distributors – 0.1%
Gold.com, Inc.	6,079	253
Weyco Group, Inc.	2,585	102
		355
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Diversified Consumer Services – 1.3%
Afya Ltd., Class A	8,161	$121
American Public Education, Inc.*	3,550	191
Bright Horizons Family Solutions, Inc.*	4,868	345
Coursera, Inc.*	24,823	140
Covista, Inc.*	7,879	982
Driven Brands Holdings, Inc.*	15,665	218
Frontdoor, Inc.*	6,858	532
Graham Holdings Co., Class B	564	644
Laureate Education, Inc.*	12,966	471
Lincoln Educational Services Corp.*	2,921	146
Matthews International Corp., Class A	4,497	121
McGraw Hill, Inc.*	17,851	169
OneSpaWorld Holdings Ltd.	9,397	265
Perdoceo Education Corp.	6,233	200
Strategic Education, Inc.	2,709	208
Stride, Inc.*	4,130	356
Universal Technical Institute, Inc.*	5,287	226
		5,335
Diversified Real Estate Investment Trusts – 0.4%
AH Realty Trust, Inc.	3,692	26
American Assets Trust, Inc.	5,350	132
Broadstone Net Lease, Inc.	24,186	500
CTO Realty Growth, Inc.	7,209	155
Essential Properties Realty Trust, Inc.	18,787	561
Gladstone Commercial Corp.	12,502	154
Global Net Lease, Inc.	18,477	165
		1,693
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,005	515
ATN International, Inc.	1,460	39
Bandwidth, Inc., Class A*	1,863	118
IDT Corp., Class B	3,279	191
IHS Holding Ltd.*	30,603	252
Liberty Latin America Ltd., Class C*	10,217	80
LICT Corp.*	6	70
Shenandoah Telecommunications Co.	5,592	84
Uniti Group, Inc.*	22,719	260
		1,609
Electric Utilities – 0.6%
Hawaiian Electric Industries, Inc.*	15,714	213
MGE Energy, Inc.	5,260	429
Otter Tail Corp.	6,404	576
EQUITY FUNDS 98 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Electric Utilities – 0.6%continued
Portland General Electric Co.	12,354	$640
TXNM Energy, Inc. (New York Stock Exchange)	8,946	508
		2,366
Electrical Equipment – 0.9%
Allient, Inc.	2,609	269
American Superconductor Corp.*	4,489	186
Array Technologies, Inc.* †	16,371	121
Atkore, Inc.	5,525	420
Babcock & Wilcox Enterprises, Inc.*	5,222	74
EnerSys	5,138	1,201
LSI Industries, Inc.	7,507	200
Plug Power, Inc.* †	65,393	177
Power Solutions International, Inc.*	2,255	88
Preformed Line Products Co.	1,163	478
Shoals Technologies Group, Inc., Class A*	18,516	183
		3,397
Electronic Equipment, Instruments & Components – 3.3%
908 Devices, Inc.*	10,903	95
Arlo Technologies, Inc.*	7,268	98
Badger Meter, Inc.†	3,405	505
Bel Fuse, Inc., Class B	3,263	1,087
Belden, Inc.	4,439	532
Benchmark Electronics, Inc.	5,773	570
Climb Global Solutions, Inc.†	13,687	318
Crane NXT Co.	5,518	282
CTS Corp.	3,237	211
Daktronics, Inc.*	10,480	205
ePlus, Inc.	6,481	539
Frequency Electronics, Inc.*	4,226	280
Insight Enterprises, Inc.*	5,744	700
Itron, Inc.*	5,277	457
Kimball Electronics, Inc.*	3,185	82
Knowles Corp.*	8,920	370
Methode Electronics, Inc.(2)	5,035	95
Mirion Technologies, Inc.*	32,897	590
M-Tron Industries, Inc.*	2,214	220
Napco Security Technologies, Inc.	3,244	123
nLight, Inc.*	7,644	532
Novanta, Inc.*	4,404	714
OSI Systems, Inc.*	3,244	709
PC Connection, Inc.	4,104	300
Plexus Corp.*	3,721	1,119
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Electronic Equipment, Instruments & Components – 3.3%continued
Powerfleet, Inc. NJ*	1,546	$6
Rogers Corp.*	2,162	354
ScanSource, Inc.*	2,861	149
SmartRent, Inc.* †	72,438	86
Unusual Machines, Inc.* †	6,094	136
Vishay Intertechnology, Inc.	12,905	694
Vishay Precision Group, Inc.*	3,569	535
Vontier Corp.	13,307	386
		13,079
Energy Equipment & Services – 2.0%
Archrock, Inc.	16,306	664
Atlas Energy Solutions, Inc.†	11,271	187
Borr Drilling Ltd.*	24,667	102
Bristow Group, Inc.	4,223	174
Cactus, Inc., Class A	6,704	343
Core Laboratories, Inc.	8,763	102
Expro Group Holdings N.V.*	11,035	163
Forum Energy Technologies, Inc.*	416	21
Helix Energy Solutions Group, Inc.*	22,710	198
Helmerich & Payne, Inc.	10,775	353
Innovex International, Inc.*	3,913	97
Kodiak Gas Services, Inc.	9,271	697
Liberty Energy, Inc.	15,794	414
Nabors Industries Ltd.*	1,092	92
National Energy Services Reunited Corp.*	9,412	282
Natural Gas Services Group, Inc.	2,322	100
Next Bridge Hydrocarbons, Inc.(1) (3) *	2,700	—
Noble Corp. PLC	17,050	636
Oceaneering International, Inc.*	11,091	449
Oil States International, Inc.*	3,818	31
Patterson-UTI Energy, Inc.	38,704	355
ProFrac Holding Corp., Class A*	14,451	84
ProPetro Holding Corp.*	6,566	94
RPC, Inc.	25,542	149
Seadrill Ltd.*	5,489	208
Solaris Energy Infrastructure, Inc.	5,631	453
TETRA Technologies, Inc.*	7,528	85
Tidewater, Inc.*	5,821	388
Transocean Ltd.* †	97,706	478
Valaris Ltd.*	6,710	487
		7,886
Entertainment – 0.7%
Atlanta Braves Holdings, Inc., Class C*	12,831	666
NORTHERN FUNDS QUARTERLY REPORT  99 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Entertainment – 0.7%continued
Cinemark Holdings, Inc.	10,179	$323
IMAX Corp.*	4,149	165
Madison Square Garden Entertainment Corp.*	2,667	216
Manchester United PLC, Class A*	16,228	372
Marcus (The) Corp.	3,227	76
Playtika Holding Corp.	59,992	223
Sphere Entertainment Co.*	2,667	462
Stubhub Holdings, Inc., Class A*	35,377	455
		2,958
Financial Services – 2.3%
Acacia Research Corp.*	4,629	22
Bladex, Inc.	5,570	342
Burford Capital Ltd.†	26,939	111
Cannae Holdings, Inc.	16,445	237
Cass Information Systems, Inc.	1,345	69
Dlocal Ltd.	27,588	359
Enact Holdings, Inc.	13,858	633
Essent Group Ltd.	12,180	783
Euronet Worldwide, Inc.*	3,570	261
EVERTEC, Inc.	6,971	194
Federal Agricultural Mortgage Corp., Class C	780	155
Flywire Corp.*	9,426	166
HA Sustainable Infrastructure Capital, Inc.	15,933	622
Jackson Financial, Inc., Class A	7,277	745
Lesaka Technologies, Inc.*	4,087	20
Marqeta, Inc., Class A*	42,145	171
Merchants Bancorp	4,101	205
NCR Atleos Corp.*	6,343	275
NMI Holdings, Inc.*	7,676	315
Pagseguro Digital Ltd., Class A	27,629	250
Paymentus Holdings, Inc., Class A*	11,684	282
Payoneer Global, Inc.*	29,591	211
Priority Technology Holdings, Inc.* †	18,825	126
Radian Group, Inc.	12,115	456
Remitly Global, Inc.*	15,427	346
Security National Financial Corp., Class A* †	5,491	53
Sezzle, Inc.*	3,076	528
Shift4 Payments, Inc., Class A* †	7,465	363
StoneCo Ltd., Class A	26,624	289
Walker & Dunlop, Inc.	3,246	178
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Financial Services – 2.3%continued
Waterstone Financial, Inc.	3,044	$63
Western Union (The) Co.†	30,045	231
		9,061
Food Products – 0.8%
Alico, Inc.	3,821	158
B&G Foods, Inc.†	8,223	33
Bridgford Foods Corp.*	4,018	26
Cal-Maine Foods, Inc.	4,603	371
Del Monte Corp.	3,698	103
Flowers Foods, Inc.†	19,798	156
Freshpet, Inc.*	4,510	267
J&J Snack Foods Corp.	2,210	162
John B. Sanfilippo & Son, Inc.	836	72
Lifeway Foods, Inc.* †	1,440	43
Limoneira Co.	1,746	23
Marzetti (The) Co.	2,435	278
Mission Produce, Inc.*	1,828	22
Nomad Foods Ltd.	18,858	206
Post Holdings, Inc.*	4,219	372
Seneca Foods Corp., Class A*	3,208	558
Simply Good Foods (The) Co.*	10,170	135
Tootsie Roll Industries, Inc.†	7,531	298
Vital Farms, Inc.* †	4,346	51
		3,334
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A	12,333	475
Chesapeake Utilities Corp.	2,757	338
New Jersey Resources Corp.	12,460	698
Northwest Natural Holding Co.	4,771	234
ONE Gas, Inc.	14,596	1,125
RGC Resources, Inc.	1,057	25
Southwest Gas Holdings, Inc.	7,232	641
Spire, Inc.	7,058	551
		4,087
Ground Transportation – 0.5%
ArcBest Corp.	3,205	460
Covenant Logistics Group, Inc.	8,406	371
FTAI Infrastructure, Inc.†	24,017	111
Heartland Express, Inc.	9,506	145
Hertz Global Holdings, Inc.* †	30,603	69
Marten Transport Ltd.	6,629	115
PAMT CORP.*	4,766	67
RXO, Inc.*	15,579	430
EQUITY FUNDS 100 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Ground Transportation – 0.5%continued
Universal Logistics Holdings, Inc.	3,352	$50
Werner Enterprises, Inc.	5,724	250
		2,068
Health Care Equipment & Supplies – 2.8%
Alphatec Holdings, Inc.*	11,067	96
AngioDynamics, Inc.*	6,406	83
Artivion, Inc.*	6,275	141
AtriCure, Inc.*	6,623	185
Avanos Medical, Inc.*	7,525	187
Axogen, Inc.*	6,169	285
Bioventus, Inc., Class A* †	17,776	168
Cerus Corp.*	29,179	85
CONMED Corp.	3,605	118
DENTSPLY SIRONA, Inc.	18,104	192
Electromed, Inc.*	8,961	379
Enovis Corp.*	10,613	220
Envista Holdings Corp.*	15,254	402
Establishment Labs Holdings, Inc.* †	3,247	279
Haemonetics Corp.*	5,112	383
ICU Medical, Inc.*	2,084	306
Inmode Ltd.*	16,273	238
Inspire Medical Systems, Inc.*	2,565	114
Integer Holdings Corp.*	4,877	456
Integra LifeSciences Holdings Corp.*	12,629	227
iRadimed Corp.	4,156	397
IRhythm Holdings, Inc.*	3,005	357
Kewaunee Scientific Corp.* †	3,496	124
Lantheus Holdings, Inc.*	8,321	923
LeMaitre Vascular, Inc.	6,391	613
LivaNova PLC*	6,282	517
Merit Medical Systems, Inc.*	7,886	547
Neogen Corp.*	22,781	205
NeuroPace, Inc.*	11,062	176
Omnicell, Inc.*	5,911	245
OraSure Technologies, Inc.*	11,732	52
Orchestra BioMed Holdings, Inc.* †	9,620	41
Orthofix Medical, Inc.*	8,826	81
OrthoPediatrics Corp.*	4,280	82
Pulse Biosciences, Inc.* †	5,819	161
QuidelOrtho Corp.*	5,199	91
Sanara Medtech, Inc.* †	2,404	57
SI-BONE, Inc.* †	16,851	275
Sight Sciences, Inc.*	11,168	61
STAAR Surgical Co.*	5,467	157
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Health Care Equipment & Supplies – 2.8%continued
Strive, Inc., Class A* †	2,909	$32
Tactile Systems Technology, Inc.*	1,719	51
Tandem Diabetes Care, Inc.*	5,953	90
TransMedics Group, Inc.*	3,344	222
Treace Medical Concepts, Inc.* †	11,922	47
UFP Technologies, Inc.*	2,319	615
Utah Medical Products, Inc.†	1,850	128
Varex Imaging Corp.*	7,127	74
		10,965
Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.*	8,066	238
AdaptHealth Corp.*	18,500	193
Addus HomeCare Corp.*	2,532	254
Alignment Healthcare, Inc.*	17,247	411
AMN Healthcare Services, Inc.*	6,378	206
Ardent Health, Inc.*	12,982	128
Astrana Health, Inc.*	6,146	285
Aveanna Healthcare Holdings, Inc.*	19,328	166
BrightSpring Health Services, Inc.*	20,197	1,409
Brookdale Senior Living, Inc.*	25,191	405
Castle Biosciences, Inc.*	4,942	118
Clover Health Investments Corp.*	49,333	259
Community Health Systems, Inc.*	12,844	43
Concentra Group Holdings Parent, Inc.	12,396	369
CorVel Corp.*	9,458	591
Cross Country Healthcare, Inc.*	8,347	110
Fulgent Genetics, Inc.*	3,693	76
Guardian Pharmacy Services, Inc., Class A*	5,663	237
HealthEquity, Inc.*	8,082	730
Hims & Hers Health, Inc.* †	19,888	690
LifeStance Health Group, Inc.*	33,234	356
National HealthCare Corp.	2,590	547
NeoGenomics, Inc.*	12,625	184
NRC Health	4,966	107
OPKO Health, Inc.*	55,749	84
Option Care Health, Inc.*	17,614	369
PACS Group, Inc.*	13,530	577
Pennant Group (The), Inc.*	3,326	123
Privia Health Group, Inc.*	10,189	262
Progyny, Inc.*	9,400	271
RadNet, Inc.*	6,481	400
Select Medical Holdings Corp.	15,362	254
Sonida Senior Living, Inc.* †	2,854	116
NORTHERN FUNDS QUARTERLY REPORT  101 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Health Care Providers & Services – 2.8%continued
Surgery Partners, Inc.*	7,583	$127
U.S. Physical Therapy, Inc.	3,719	255
		10,950
Health Care Real Estate Investment Trusts – 0.7%
CareTrust REIT, Inc.	24,927	1,006
Chiron Real Estate, Inc.†	1,214	46
Community Healthcare Trust, Inc.	2,404	44
Diversified Healthcare Trust	22,942	213
LTC Properties, Inc.	4,542	175
Medical Properties Trust, Inc.†	54,634	252
National Health Investors, Inc.	5,264	401
National Healthcare Properties, Inc.* †	8,114	119
Sabra Health Care REIT, Inc.	23,963	468
Sila Realty Trust, Inc.	4,954	150
		2,874
Health Care Technology – 0.5%
Certara, Inc.*	11,772	77
Doximity, Inc., Class A*	17,202	357
Evolent Health, Inc., Class A* †	13,651	74
GoodRx Holdings, Inc., Class A*	41,442	119
HealthStream, Inc.	3,677	100
LifeMD, Inc.* †	9,076	38
Phreesia, Inc.*	18,042	186
Schrodinger, Inc.*	14,355	233
Simulations Plus, Inc.*	2,903	53
Teladoc Health, Inc.*	15,813	134
TruBridge, Inc.*	5,396	142
Waystar Holding Corp.*	15,981	328
		1,841
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	24,621	414
Chatham Lodging Trust	4,303	57
DiamondRock Hospitality Co.	26,969	329
Park Hotels & Resorts, Inc.	24,872	354
Pebblebrook Hotel Trust	15,085	293
RLJ Lodging Trust	21,544	255
Ryman Hospitality Properties, Inc.	5,750	739
Service Properties Trust	19,160	32
Summit Hotel Properties, Inc.†	8,347	59
Sunstone Hotel Investors, Inc.	26,363	302
Xenia Hotels & Resorts, Inc.	13,117	267
		3,101
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Hotels, Restaurants & Leisure – 1.6%
Arcos Dorados Holdings, Inc., Class A	23,264	$188
Biglari Holdings, Inc., Class B*	509	217
BJ's Restaurants, Inc.*	3,495	212
Bloomin' Brands, Inc.	8,748	80
Brightstar Lottery PLC	17,851	191
Canterbury Park Holding Corp.	889	14
Cheesecake Factory (The), Inc.†	4,442	353
Cracker Barrel Old Country Store, Inc.†	3,024	161
Dave & Buster's Entertainment, Inc.*	6,770	77
Dine Brands Global, Inc.†	1,965	71
Genius Sports Ltd.*	21,589	131
Global Business Travel Group I*	41,478	389
Hilton Grand Vacations, Inc.*	8,714	456
Jack in the Box, Inc.* †	2,611	41
Kura Sushi U.S.A., Inc., Class A* †	1,191	69
Life Time Group Holdings, Inc.*	17,453	713
Lindblad Expeditions Holdings, Inc.*	6,167	174
Lucky Strike Entertainment Corp.†	12,582	94
Marriott Vacations Worldwide Corp.	3,118	318
Monarch Casino & Resort, Inc.	963	127
Nathan's Famous, Inc.	981	100
Papa John's International, Inc.†	3,145	116
Penn Entertainment, Inc.*	13,401	286
Pursuit Attractions and Hospitality, Inc.*	2,634	147
Red Rock Resorts, Inc., Class A	7,744	504
Rush Street Interactive, Inc.*	8,710	259
Shake Shack, Inc., Class A*	3,125	175
Six Flags Entertainment Corp.*	9,737	207
Town Sports International Holdings, Inc.(1) *	1,105	—
United Parks & Resorts, Inc.* †	5,612	268
Wendy's (The) Co.†	17,795	148
		6,286
Household Durables – 1.6%
Beazer Homes U.S.A., Inc.*	3,211	90
Cavco Industries, Inc.*	1,192	732
Champion Homes, Inc.*	6,311	556
Cricut, Inc., Class A	19,043	84
Dream Finders Homes, Inc., Class A*	8,540	148
Ethan Allen Interiors, Inc.	3,303	74
Flexsteel Industries, Inc.	2,772	207
Green Brick Partners, Inc.*	3,975	318
Hamilton Beach Brands Holding Co., Class A	1,837	42
EQUITY FUNDS 102 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Household Durables – 1.6%continued
Hovnanian Enterprises, Inc., Class A*	216	$31
Installed Building Products, Inc.	2,954	679
KB Home	10,002	626
La-Z-Boy, Inc.	5,892	236
Leggett & Platt, Inc.	12,299	144
Lifetime Brands, Inc.†	499	4
M/I Homes, Inc.*	2,674	430
Meritage Homes Corp.	6,167	517
Newell Brands, Inc.	39,921	245
Nobility Homes, Inc.	630	17
Sonos, Inc.*	10,447	141
Taylor Morrison Home Corp.*	14,728	1,057
		6,378
Household Products – 0.4%
Central Garden & Pet Co.*	7,013	311
Energizer Holdings, Inc.	7,097	152
Oil-Dri Corp. of America	5,067	518
Spectrum Brands Holdings, Inc.	4,362	374
WD-40 Co.	1,624	396
		1,751
Independent Power & Renewable Electricity Producers – 0.4%
Hallador Energy Co.*	7,744	135
Kenon Holdings Ltd.	4,868	325
Ormat Technologies, Inc.	7,566	824
ReNew Energy Global PLC, Class A*	32,938	206
		1,490
Industrial Real Estate Investment Trusts – 0.5%
Americold Realty Trust, Inc.	26,939	424
Industrial Logistics Properties Trust	19,428	172
Innovative Industrial Properties, Inc.	3,034	188
LXP Industrial Trust	5,296	285
One Liberty Properties, Inc.	7,812	191
Terreno Realty Corp.	13,317	863
		2,123
Insurance – 2.3%
American Coastal Insurance Corp.	2,959	33
AMERISAFE, Inc.	5,875	199
Assured Guaranty Ltd.	4,219	338
Ategrity Specialty Holdings LLC*	5,518	133
Atlantic American Corp.*	4,789	8
Bowhead Specialty Holdings, Inc.*	2,890	87
Citizens, Inc.* †	4,205	24
CNO Financial Group, Inc.	25,725	1,312
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Insurance – 2.3%continued
Donegal Group, Inc., Class A	3,359	$63
Employers Holdings, Inc.	5,724	289
F&G Annuities & Life, Inc.	10,756	286
Genworth Financial, Inc.*	44,058	417
Goosehead Insurance, Inc., Class A*	2,303	112
Greenlight Capital Re Ltd., Class A*	15,933	258
Hamilton Insurance Group Ltd., Class B	9,397	319
HCI Group, Inc.	1,024	179
Hippo Holdings, Inc.*	4,544	128
Horace Mann Educators Corp.	3,756	194
Investors Title Co.	433	119
Kansas City Life Insurance Co.	1,381	46
Kemper Corp.	5,518	149
Lemonade, Inc.*	5,396	351
MBIA, Inc.*	11,775	77
Mercury General Corp.	2,674	285
Octave Specialty Group, Inc.*	4,001	25
Oscar Health, Inc., Class A*	29,668	846
Palomar Holdings, Inc.*	2,622	331
Pelagos Insurance Capital Ltd.	9,906	241
Root, Inc., Class A*	1,528	85
Safety Insurance Group, Inc.	1,506	113
Selective Insurance Group, Inc.	6,787	658
SiriusPoint Ltd.*	8,324	200
Skyward Specialty Insurance Group, Inc.*	3,640	212
Slide Insurance Holdings, Inc.*	10,710	207
Stewart Information Services Corp.	1,872	124
Tiptree, Inc.	6,491	116
Trupanion, Inc.*	3,913	97
United Fire Group, Inc.	4,963	260
Universal Insurance Holdings, Inc.	2,890	120
		9,041
Interactive Media & Services – 0.7%
Angi, Inc.*	5,258	31
Bumble, Inc., Class A*	8,961	29
Cargurus, Inc.*	9,551	326
Cars.com, Inc.*	18,552	203
EverQuote, Inc., Class A*	8,695	207
fuboTV, Inc., Class A*	2,696	25
Grindr, Inc.*	16,553	238
People, Inc.*	7,140	329
QuinStreet, Inc.*	10,376	152
Shutterstock, Inc.	2,670	37
NORTHERN FUNDS QUARTERLY REPORT  103 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Interactive Media & Services – 0.7%continued
Taboola.com Ltd.*	29,533	$148
TripAdvisor, Inc.*	20,502	281
Webtoon Entertainment, Inc.* †	12,658	144
Yelp, Inc.*	14,531	356
Ziff Davis, Inc.*	5,360	281
ZipRecruiter, Inc., Class A*	8,324	31
		2,818
IT Services – 0.5%
CI&T, Inc., Class A*	13,431	45
Crexendo, Inc.*	15,714	117
DXC Technology Co.*	16,567	147
Everforth, Inc.*	6,133	110
Fastly, Inc., Class A*	22,745	418
Globant S.A.*	3,866	112
Grid Dynamics Holdings, Inc.*	11,864	67
Hackett Group (The), Inc.	4,576	49
Kyndryl Holdings, Inc.*	20,919	237
Matrix I.T Ltd.	3,239	82
Rackspace Technology, Inc.* †	20,447	133
Unisys Corp.*	3,933	14
VTEX, Class A* †	13,769	55
Wix.com Ltd.* †	5,193	236
		1,822
Leisure Products – 0.5%
Acushnet Holdings Corp.	3,978	472
Callaway Golf Co.*	10,028	188
Escalade, Inc.	3,241	61
JAKKS Pacific, Inc.	439	10
Johnson Outdoors, Inc., Class A	2,083	96
Malibu Boats, Inc., Class A*	2,375	65
MasterCraft Boat Holdings, Inc.*	5,992	155
Peloton Interactive, Inc., Class A*	40,570	240
Polaris, Inc.	5,125	351
Sturm Ruger & Co., Inc.	1,729	65
YETI Holdings, Inc.*	7,140	354
		2,057
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	11,271	432
AbCellera Biologics, Inc.* †	28,561	224
Alpha Teknova, Inc.* †	2,232	13
Azenta, Inc.*	7,776	199
BioLife Solutions, Inc.*	6,475	183
Champions Oncology, Inc.*	4,471	28
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Life Sciences Tools & Services – 0.4%continued
Codexis, Inc.*	6,196	$14
CryoPort, Inc.*	3,700	58
Fortrea Holdings, Inc.*	9,248	161
Lifecore Biomedical, Inc.*	2,775	15
Maravai LifeSciences Holdings, Inc., Class A*	10,965	68
Mesa Laboratories, Inc.	1,269	126
Omniab, Inc.(1) *	1,740	—
OmniAb, Inc.*	13,993	34
Omniab, Inc. (NASDAQ Exchange)(1) *	1,740	—
Personalis, Inc.*	12,333	165
		1,720
Machinery – 3.4%
Aebi Schmidt Holding A.G.	2,268	28
Alamo Group, Inc.	1,385	228
Albany International Corp., Class A	3,849	287
Astec Industries, Inc.	3,437	210
Atmus Filtration Technologies, Inc.	9,477	483
Blue Bird Corp.*	2,899	229
CECO Environmental Corp.*	5,599	508
Columbus McKinnon Corp.	2,037	31
Douglas Dynamics, Inc.	2,709	146
Enerpac Tool Group Corp.	7,622	273
Enpro, Inc.	2,326	877
ESCO Technologies, Inc.	3,511	1,229
Federal Signal Corp.	9,593	1,233
Franklin Electric Co., Inc.	5,708	612
Gorman-Rupp (The) Co.	3,924	360
Graham Corp.*	2,748	340
Greenbrier (The) Cos., Inc.	3,047	149
Helios Technologies, Inc.	2,384	213
Hillman Solutions Corp.*	18,500	156
Hyster-Yale, Inc.	2,247	79
JBT Marel Corp.	4,868	706
Kadant, Inc.	1,195	376
Kennametal, Inc.	10,656	374
L.B. Foster Co., Class A*	1,273	58
Lindsay Corp.	1,301	161
Miller Industries, Inc.	4,232	216
Mueller Water Products, Inc., Class A	20,304	524
Omega Flex, Inc.†	991	31
Park-Ohio Holdings Corp.†	3,246	125
Proto Labs, Inc.*	3,231	263
Standex International Corp.	2,484	888
EQUITY FUNDS 104 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Machinery – 3.4%continued
Stratasys Ltd.*	5,592	$48
Tennant Co.	2,442	214
Terex Corp.	11,133	806
Titan International, Inc.*	7,373	57
Trinity Industries, Inc.	11,416	395
Twin Disc, Inc.†	2,047	47
Wabash National Corp.	4,008	54
Worthington Enterprises, Inc.	7,625	410
		13,424
Marine Transportation – 0.5%
Costamare, Inc.	11,360	159
Danaos Corp.	1,707	209
Matson, Inc.	6,262	1,204
Star Bulk Carriers Corp.	12,283	307
ZIM Integrated Shipping Services Ltd.	11,360	295
		2,174
Media – 0.5%
AMC Global Media, Inc.* †	4,664	47
Cable One, Inc.*	618	33
DoubleVerify Holdings, Inc.*	15,427	167
Emerald Holding, Inc.†	5,699	29
Entravision Communications Corp., Class A	39,426	514
EW Scripps (The) Co., Class A* †	4,695	13
Gray Media, Inc.	14,094	56
iHeartMedia, Inc., Class A*	11,326	49
John Wiley & Sons, Inc., Class A	5,744	279
Magnite, Inc.*	7,213	137
PubMatic, Inc., Class A*	10,061	132
Scholastic Corp.†	4,271	196
Sinclair, Inc.	6,799	97
Stagwell, Inc.*	24,247	180
TechTarget, Inc.*	2,612	9
U.S.A. TODAY Co., Inc.*	14,412	123
		2,061
Metals & Mining – 1.4%
Alpha Metallurgical Resources, Inc.*	1,305	215
American Battery Technology Co.*	69,640	197
Ampco-Pittsburgh Corp.*	1,957	17
Century Aluminum Co.*	8,375	385
Commercial Metals Co.	14,154	888
Constellium S.E.*	16,303	519
Contango Silver & Gold, Inc.*	231	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Metals & Mining – 1.4%continued
Dakota Gold Corp.*	24,667	$105
Ferroglobe PLC	29,535	94
Idaho Strategic Resources, Inc.* †	3,246	106
Kaiser Aluminum Corp.	1,888	369
Materion Corp.	4,226	1,257
Nexa Resources S.A.*	12,333	151
Ramaco Resources, Inc., Class A*	5,130	68
Ryerson Holding Corp.	3,414	84
SSR Mining, Inc.*	19,474	551
Tredegar Corp.*	4,110	33
Warrior Met Coal, Inc.	4,832	392
Worthington Steel, Inc.	7,612	256
		5,691
Mortgage Real Estate Investment Trusts – 0.5%
Adamas Trust, Inc.	6,744	63
Apollo Commercial Real Estate Finance, Inc.	20,426	218
Arbor Realty Trust, Inc.†	37,938	206
ARMOUR Residential REIT, Inc.†	11,652	203
Blackstone Mortgage Trust, Inc., Class A†	16,042	272
BrightSpire Capital, Inc.	7,413	41
Dynex Capital, Inc.	27,558	361
Ellington Financial, Inc.	1,051	14
Franklin BSP Realty Trust, Inc.	5,235	43
Invesco Mortgage Capital, Inc.	1,517	12
Ladder Capital Corp.	17,247	172
Orchid Island Capital, Inc.	929	7
Ready Capital Corp.†	3,044	5
Redwood Trust, Inc.	7,216	34
TPG Mortgage Investment Trust, Inc.	1,805	14
TPG RE Finance Trust, Inc.	13,307	111
Two Harbors Investment Corp.	5,291	66
		1,842
Multi-Utilities – 0.4%
Avista Corp.	8,585	351
Black Hills Corp.	7,963	593
Northwestern Energy Group, Inc.	7,084	507
Unitil Corp.	2,243	118
		1,569
Office Real Estate Investment Trusts – 0.4%
Brandywine Realty Trust	20,139	64
COPT Defense Properties	11,941	435
NORTHERN FUNDS QUARTERLY REPORT  105 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Office Real Estate Investment Trusts – 0.4%continued
Douglas Emmett, Inc.	18,014	$213
Easterly Government Properties, Inc.	3,828	95
Empire State Realty Trust, Inc., Class A	15,777	85
Highwoods Properties, Inc.	9,664	291
Hudson Pacific Properties, Inc.*	2,229	34
JBG SMITH Properties†	14,680	215
Piedmont Realty Trust, Inc.*	14,486	133
		1,565
Oil, Gas & Consumable Fuels – 3.4%
Ardmore Shipping Corp.	14,013	196
BKV Corp.*	7,683	210
California Resources Corp.	8,688	459
Calumet, Inc.*	7,857	283
Centrus Energy Corp., Class A* †	1,810	304
Clean Energy Fuels Corp.*	8,759	18
CNX Resources Corp.*	16,258	552
Comstock Resources, Inc.*	27,659	413
Core Natural Resources, Inc.	6,024	482
Crescent Energy Co., Class A	2,142	21
CVR Energy, Inc.	12,022	331
Delek U.S. Holdings, Inc.	7,293	371
DHT Holdings, Inc.	18,068	299
FLEX LNG Ltd.* †	6,391	179
Geopark Ltd.	10,386	94
Golar LNG Ltd.	14,422	719
Granite Ridge Resources, Inc.	23,693	104
Green Plains, Inc.*	10,054	155
Gulfport Energy Corp.*	2,178	370
HighPeak Energy, Inc.†	11,395	80
International Seaways, Inc.	6,082	466
Kinetik Holdings, Inc.	7,093	343
Kosmos Energy Ltd.*	55,824	118
Magnolia Oil & Gas Corp., Class A	18,841	482
Murphy Oil Corp.	16,661	542
NACCO Industries, Inc., Class A	2,437	122
Navigator Holdings Ltd.	7,966	148
New Era Energy & Digital, Inc.* †	21,096	135
Nordic American Tankers Ltd.	29,986	166
Northern Oil & Gas, Inc.†	8,872	161
Okeanis Eco Tankers Corp.	3,570	179
Par Pacific Holdings, Inc.*	6,598	370
PBF Energy, Inc., Class A	14,177	645
Peabody Energy Corp.	13,314	308
PrimeEnergy Resources Corp.* †	948	158
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Oil, Gas & Consumable Fuels – 3.4%continued
REX American Resources Corp.*	14,773	$667
SandRidge Energy, Inc.	2,867	39
Scorpio Tankers, Inc.	7,641	529
SFL Corp. Ltd.	12,499	127
SM Energy Co.	25,851	675
Talos Energy, Inc.*	16,229	210
Teekay Corp. Ltd.	9,245	92
Teekay Tankers Ltd., Class A	4,098	266
Uranium Energy Corp.*	43,040	459
VAALCO Energy, Inc.	31,687	161
W&T Offshore, Inc.	25,220	79
World Kinect Corp.	7,519	248
		13,535
Paper & Forest Products – 0.0%
Clearwater Paper Corp.*	2,194	35
Magnera Corp.(4) *	32	—
Sylvamo Corp.	4,049	153
		188
Passenger Airlines – 0.3%
Allegiant Travel Co.*	2,596	305
SkyWest, Inc.*	7,129	708
		1,013
Personal Care Products – 0.4%
BellRing Brands, Inc.*	12,241	159
Coty, Inc., Class A*	82,763	179
Edgewell Personal Care Co.	6,600	177
elf Beauty, Inc.*	5,518	408
Interparfums, Inc.	2,313	259
Nature's Sunshine Products, Inc.*	2,250	49
Nu Skin Enterprises, Inc., Class A	8,170	43
Oddity Tech Ltd., Class A* †	5,894	89
USANA Health Sciences, Inc.*	1,388	30
		1,393
Pharmaceuticals – 2.7%
Alto Neuroscience, Inc.*	6,468	171
Alumis, Inc.*	11,661	328
Amneal Pharmaceuticals, Inc.*	24,308	421
Amphastar Pharmaceuticals, Inc.*	6,755	136
Amylyx Pharmaceuticals, Inc.*	17,592	316
ANI Pharmaceuticals, Inc.*	2,242	186
AtaiBeckley, Inc.* †	34,728	183
Atea Pharmaceuticals, Inc.*	6,275	29
Collegium Pharmaceutical, Inc.* †	9,870	357
EQUITY FUNDS 106 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Pharmaceuticals – 2.7%continued
Contineum Therapeutics, Inc., Class A*	3,719	$61
Crinetics Pharmaceuticals, Inc.* †	9,210	345
Definium Therapeutics, Inc.*	10,386	489
Edgewise Therapeutics, Inc.*	9,397	382
Enliven Therapeutics, Inc.*	5,560	282
Esperion Therapeutics, Inc.*	82,968	262
Eton Pharmaceuticals, Inc.*	6,491	235
EyePoint, Inc.*	8,223	118
Fulcrum Therapeutics, Inc.*	14,333	52
GH Research PLC*	5,998	161
Harmony Biosciences Holdings, Inc.*	2,217	81
Harrow, Inc.*	10,067	428
Indivior Pharmaceuticals, Inc.*	11,271	462
Innoviva, Inc.*	16,306	370
LENZ Therapeutics, Inc.*	4,677	27
Lexicon Pharmaceuticals, Inc.* †	8,328	20
Ligand Pharmaceuticals, Inc.*	2,893	914
Liquidia Corp.*	5,766	460
Maze Therapeutics, Inc.*	8,024	239
Nektar Therapeutics* †	3,246	227
Nuvation Bio, Inc.*	32,781	186
Ocular Therapeutix, Inc.*	20,493	201
Oculis Holding A.G.* †	6,075	84
Omeros Corp.* †	9,825	93
Organon & Co.	23,564	319
Pacira BioSciences, Inc.*	6,858	174
Perrigo Co. PLC	12,241	127
Phathom Pharmaceuticals, Inc.* †	6,048	66
Phibro Animal Health Corp., Class A	5,177	163
Prestige Consumer Healthcare, Inc.*	7,380	349
Rapport Therapeutics, Inc.*	4,544	189
Septerna, Inc.*	4,219	141
SIGA Technologies, Inc.†	4,210	15
Supernus Pharmaceuticals, Inc.*	6,642	309
Tarsus Pharmaceuticals, Inc.*	2,648	167
Theravance Biopharma, Inc.*	5,865	100
Third Harmonic Bio, Inc.(1) * †	6,789	—
Tilray Brands, Inc.* †	7,419	33
Trevi Therapeutics, Inc.*	13,307	248
WaVe Life Sciences Ltd.*	4,507	26
Xeris Biopharma Holdings, Inc.*	19,640	156
		10,888
Professional Services – 1.3%
Andersen Group, Inc., Class A*	3,246	122
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Professional Services – 1.3%continued
Asure Software, Inc.*	900	$7
Barrett Business Services, Inc.	14,336	509
CBIZ, Inc.*	13,848	444
Concentrix Corp.†	5,808	130
Conduent, Inc.*	17,592	26
CRA International, Inc.	2,329	331
Exponent, Inc.	7,193	423
First Advantage Corp.*	16,228	293
Franklin Covey Co.*	2,919	72
Huron Consulting Group, Inc.*	2,364	213
ICF International, Inc.	2,361	172
Innodata, Inc.*	2,577	195
Insperity, Inc.	4,900	202
Kelly Services, Inc., Class A	2,925	36
Korn Ferry	6,845	456
Legalzoom.com, Inc.*	16,354	100
ManpowerGroup, Inc.	5,244	177
Maximus, Inc.	6,169	332
Resolute Holdings Management, Inc.* †	974	141
Robert Half, Inc.	9,737	299
TIC Solutions, Inc.*	7,692	62
TriNet Group, Inc.	5,064	251
Upwork, Inc.*	11,954	100
Verra Mobility Corp.*	15,456	66
Willdan Group, Inc.*	1,823	144
		5,303
Real Estate Management & Development – 0.9%
AGNT, Inc.	6,566	36
American Realty Investors, Inc.* †	1,076	24
Compass, Inc., Class A*	88,566	1,092
Cushman & Wakefield Ltd.*	30,204	404
Forestar Group, Inc.*	6,378	202
FRP Holdings, Inc.*	1,302	33
Howard Hughes Holdings, Inc.*	5,518	394
Marcus & Millichap, Inc.	3,569	111
Newmark Group, Inc., Class A	14,425	218
Opendoor Technologies, Inc.* †	120,087	555
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	3,927	246
Stratus Properties, Inc.* †	912	26
Tejon Ranch Co.*	4,828	90
Transcontinental Realty Investors, Inc.* †	292	13
		3,446
NORTHERN FUNDS QUARTERLY REPORT  107 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Residential Real Estate Investment Trusts – 0.2%
BRT Apartments Corp.	1,913	$29
Centerspace	1,010	57
Independence Realty Trust, Inc.	24,244	405
NexPoint Residential Trust, Inc.	2,309	64
UMH Properties, Inc.	5,012	76
		631
Retail Real Estate Investment Trusts – 1.1%
Acadia Realty Trust	10,569	221
Alexander's, Inc.	394	109
CBL & Associates Properties, Inc.	2,378	126
Curbline Properties Corp.	7,064	215
Getty Realty Corp.†	4,571	152
InvenTrust Properties Corp.	7,754	274
Kite Realty Group Trust	25,197	715
Macerich (The) Co.	35,169	886
NETSTREIT Corp.†	7,345	155
Phillips Edison & Co., Inc.	13,137	547
Saul Centers, Inc.	1,207	45
SITE Centers Corp.	3,531	14
Tanger, Inc.	14,281	564
Urban Edge Properties	13,275	304
Whitestone REIT	9,757	185
		4,512
Semiconductors & Semiconductor Equipment – 3.1%
ACM Research, Inc., Class A*	6,623	840
Aeluma, Inc.* †	6,665	147
Alpha & Omega Semiconductor Ltd.*	3,286	156
Ambarella, Inc.*	4,014	344
Amtech Systems, Inc.*	597	14
Atomera, Inc.* †	17,686	154
Axcelis Technologies, Inc.*	6,871	1,302
Blaize Holdings, Inc.* †	32,596	45
Canadian Solar, Inc.* †	14,128	226
CEVA, Inc.*	5,173	244
Cohu, Inc.*	7,549	558
Diodes, Inc.*	5,441	595
Everspin Technologies, Inc.*	8,698	210
Ichor Holdings Ltd.*	5,780	649
Impinj, Inc.*	2,964	425
indie Semiconductor, Inc., Class A* †	23,403	105
Kopin Corp.*	280	1
Kulicke & Soffa Industries, Inc.	7,573	1,013
Magnachip Semiconductor Corp.*	2,490	12
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Semiconductors & Semiconductor Equipment – 3.1%continued
NVE Corp.	1,237	$129
PDF Solutions, Inc.*	9,055	641
Penguin Solutions, Inc.*	9,139	695
Photronics, Inc.*	10,519	342
POET Technologies, Inc.*	10,386	107
Power Integrations, Inc.	6,159	516
SEALSQ Corp.* †	36,026	114
Synaptics, Inc.*	4,323	537
Ultra Clean Holdings, Inc.*	7,644	1,090
Universal Display Corp.	4,544	393
Valens Semiconductor Ltd.*	52,561	119
Veeco Instruments, Inc.*	8,372	635
		12,358
Software – 5.2%
8x8, Inc.*	48,393	83
A10 Networks, Inc.	6,491	242
ACI Worldwide, Inc.*	13,610	684
Adeia, Inc.	11,474	378
Agilysys, Inc.*	3,524	368
Alarm.com Holdings, Inc.*	8,465	395
Alkami Technology, Inc.* †	9,809	178
Allot Ltd.*	9,299	82
Amplitude, Inc., Class A*	11,900	91
Appian Corp., Class A*	6,665	153
Asana, Inc., Class A*	21,348	149
AvePoint, Inc.*	35,968	403
BILL Holdings, Inc.*	9,412	340
Bit Digital, Inc.*	28,526	51
Blackbaud, Inc.* †	5,918	175
BlackLine, Inc.*	5,789	162
Box, Inc., Class A*	16,451	437
Braze, Inc., Class A*	10,827	235
CCC Intelligent Solutions Holdings, Inc.*	55,175	285
Cellebrite DI Ltd.*	23,368	341
Cleanspark, Inc.*	19,972	291
Clear Secure, Inc., Class A	13,596	758
Cognyte Software Ltd.*	22,907	201
Commvault Systems, Inc.*	4,520	641
Consensus Cloud Solutions, Inc.*	1,804	69
CS Disco, Inc.*	15,714	59
Daily Journal Corp.*	200	120
Digimarc Corp.* †	3,695	30
Digital Turbine, Inc.*	8,884	115
EQUITY FUNDS 108 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Software – 5.2%continued
EverCommerce, Inc.* †	16,567	$167
Five9, Inc.*	7,866	168
Freshworks, Inc., Class A*	38,227	387
Horizon Quantum Holdings Ltd., Class A* †	11,035	306
I3 Verticals, Inc., Class A*	8,202	175
Intapp, Inc.*	7,438	187
InterDigital, Inc.	4,687	1,327
JFrog Ltd.*	14,605	1,327
Karooooo Ltd.†	2,735	135
Life360, Inc.* †	7,003	388
LiveRamp Holdings, Inc.*	6,514	245
Monday.com Ltd.*	4,868	352
N-able, Inc.*	17,003	62
nCino, Inc.* †	10,588	173
NCR Voyix Corp.* †	12,625	103
OneSpan, Inc.	15,420	221
Pagaya Technologies Ltd., Class A* †	14,446	264
PagerDuty, Inc.*	9,253	89
Porch Group, Inc.*	9,299	140
Progress Software Corp.*	5,148	173
Q2 Holdings, Inc.*	5,695	274
Qualys, Inc.*	3,927	540
Radware Ltd.*	3,913	121
Rapid7, Inc.* †	5,512	45
Red Violet, Inc.*	2,365	151
Rezolve AI PLC* †	63,086	199
Rimini Street, Inc.*	28,368	121
RingCentral, Inc., Class A†	7,789	304
Riot Platforms, Inc.*	28,992	794
ServiceTitan, Inc., Class A*	11,360	803
Sprinklr, Inc., Class A*	23,396	121
Sprout Social, Inc., Class A*	6,048	46
SPS Commerce, Inc.*	5,228	299
Telos Corp.*	14,750	68
Tenable Holdings, Inc.*	10,959	404
Teradata Corp.*	10,489	363
Upland Software, Inc.(4) * †	5	—
Varonis Systems, Inc.*	16,062	674
Vertex, Inc., Class A*	16,371	188
Via Transportation, Inc., Class A*	7,789	141
Viant Technology, Inc., Class A*	7,249	92
Weave Communications, Inc.*	7,557	45
Workiva, Inc.*	7,991	388
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Software – 5.2%continued
Xperi, Inc.* †	4,587	$38
Yext, Inc.*	11,053	52
Zeta Global Holdings Corp., Class A*	23,519	463
		20,639
Specialized Real Estate Investment Trusts – 0.3%
Four Corners Property Trust, Inc.	9,210	226
Gladstone Land Corp.†	9,230	79
National Storage Affiliates Trust	6,623	294
Outfront Media, Inc.	17,137	561
Safehold, Inc.	2,542	40
Smartstop Self Storage REIT, Inc.	3,063	100
		1,300
Specialty Retail – 2.1%
1-800-Flowers.com, Inc., Class A* †	5,138	18
Abercrombie & Fitch Co., Class A*	6,845	616
Academy Sports & Outdoors, Inc.†	7,850	370
Advance Auto Parts, Inc.†	5,518	343
American Eagle Outfitters, Inc.	19,292	332
Arhaus, Inc.	12,257	103
Asbury Automotive Group, Inc.*	2,068	416
Barnes & Noble Education, Inc.*	238	3
Bed Bath & Beyond, Inc.*	4,080	24
Boot Barn Holdings, Inc.*	3,196	525
Buckle (The), Inc.	3,556	150
Build-A-Bear Workshop, Inc.†	3,237	99
Caleres, Inc.	5,730	71
Camping World Holdings, Inc., Class A	4,490	34
Citi Trends, Inc.*	3,759	217
Designer Brands, Inc., Class A†	7,114	42
Genesco, Inc.*	2,867	97
Group 1 Automotive, Inc.	2,335	680
Haverty Furniture Cos., Inc.	2,709	69
Monro, Inc.	4,169	71
National Vision Holdings, Inc.*	7,680	146
Revolve Group, Inc.*	7,683	176
RH*	1,623	267
RideNow Group, Inc.* †	28,536	190
Sally Beauty Holdings, Inc.*	17,112	242
Shoe Station Group, Inc.	6,685	99
Signet Jewelers Ltd.	5,544	478
Sonic Automotive, Inc., Class A	5,930	503
ThredUp, Inc., Class A*	10,204	70
Upbound Group, Inc.	5,533	117
NORTHERN FUNDS QUARTERLY REPORT  109 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Specialty Retail – 2.1%continued
Urban Outfitters, Inc.*	7,267	$515
Victoria's Secret & Co.*	7,944	663
Warby Parker, Inc., Class A*	11,684	355
Winmark Corp.	644	273
Zumiez, Inc.*	4,267	76
		8,450
Technology Hardware, Storage & Peripherals – 0.1%
Corvex, Inc.*	6,491	141
CPI Card Group, Inc.*	3,913	81
Diebold Nixdorf, Inc.*	3,418	291
Immersion Corp.†	5,602	38
		551
Textiles, Apparel & Luxury Goods – 0.7%
Capri Holdings Ltd.*	10,710	199
Carter's, Inc.	3,830	158
Columbia Sportswear Co.	4,832	299
Figs, Inc., Class A*	15,579	159
Fossil Group, Inc.*	5,042	21
G-III Apparel Group Ltd.	4,545	153
Kontoor Brands, Inc.	4,842	404
Movado Group, Inc.	2,388	94
Oxford Industries, Inc.	2,954	103
PVH Corp.	4,219	313
Rocky Brands, Inc.	2,660	110
Steven Madden Ltd.	9,893	416
Under Armour, Inc., Class A*	38,289	245
Wolverine World Wide, Inc.	7,345	121
		2,795
Tobacco – 0.1%
Turning Point Brands, Inc.	180	15
Universal Corp.	3,437	180
		195
Trading Companies & Distributors – 1.3%
BlueLinx Holdings, Inc.*	2,106	130
Boise Cascade Co.	5,196	403
Custom Truck One Source, Inc.*	21,421	253
Distribution Solutions Group, Inc.*	5,038	138
DNOW, Inc.*	20,768	269
DXP Enterprises, Inc.*	1,137	192
EVI Industries, Inc.	1,669	25
GATX Corp.	4,156	736
Global Industrial Co.	4,932	165
McGrath RentCorp	3,714	450
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%continued
Trading Companies & Distributors – 1.3%continued
NPK International, Inc.*	9,081	$144
Rush Enterprises, Inc., Class A	14,808	1,081
Titan Machinery, Inc.*	1,276	27
Transcat, Inc.*	2,497	232
Willis Lease Finance Corp.	1,511	346
Xometry, Inc., Class A*	4,832	466
		5,057
Water Utilities – 0.4%
American States Water Co.	5,170	427
Artesian Resources Corp., Class A	2,585	88
Cadiz, Inc.*	9,194	39
California Water Service Group	6,504	317
Consolidated Water Co. Ltd.	6,182	182
H2O America†	3,495	212
Middlesex Water Co.	3,885	218
York Water (The) Co.	2,713	83
		1,566
Wireless Telecommunication Services – 0.2%
Array Digital Infrastructure, Inc.†	8,114	294
Gogo, Inc.*	4,523	14
Spok Holdings, Inc.	8,689	89
Telephone and Data Systems, Inc.	11,194	415
		812
Total Common Stocks
(Cost $232,483)		383,838

PREFERRED STOCKS – 0.0%
Diversified Telecommunication Services – 0.0%
Liberty Latin America Ltd.* †	1,021	22
Total Preferred Stocks
(Cost $45)		22

RIGHTS – 0.0%
Biotechnology – 0.0%
Akero Therapeutics, Inc. (Contingent Value Rights)(1) * †	3,564	—
Albireo Pharma, Inc. (Contingent Value Rights)(1) (3) *	7,485	69
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(1) (3) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	9,753	3
Gilead Sciences, Inc. (Contingent Value Rights)(1) (3) *	6,510	—
EQUITY FUNDS 110 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Biotechnology – 0.0%continued
Inhibrx, Inc. (Contingent Value Rights)(1) *	7,862	$—
Repare Therapeutics, Inc. (Contingent Value Rights)(1) *	76,762	—
Sage Therapeutics, Inc. (Contingent Value Rights)(1) *	8,772	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	16,926	—
		72
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(1) (3) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(1) (3) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., Class A (Contingent Value Rights)(1) (3) *	11,874	—
Pharmaceuticals – 0.0%
Avadel Pharmaceuticals PLC (Contingent Value Rights)(1) *	10,012	—
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(1) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(1) (3) *	9,938	—
Sun Pharmaceutical Industries Ltd. (Contingent Value Rights)(1) *	44,767	—
		—
Total Rights
(Cost $131)		72

OTHER – 0.0%
Escrow Bowl America Inc., Class A (1) (3) (4) *	492	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	$14
Total Warrants
(Cost $—)		14

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(5) (6) (7)	20,683,767	$20,684
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	13,759,724	13,760
Total Investment Companies
(Cost $34,444)		34,444

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
3.60%, 10/15/26(8) (9)	$1,050	$1,038
Total Short-Term Investments
(Cost $1,039)		1,038

Total Investments – 105.2%
(Cost $268,142)		419,428
Liabilities less Other Assets – (5.2%)		(20,894)
NET ASSETS – 100.0%		$398,534

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliate.
(3)
Restricted security. At June 30, 2026, the value of these restricted securities amounted to approximately $72,000 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	$—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Escrow Bowl America Inc., Class A	11/14/25	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gilead Sciences, Inc. (Contingent Value Rights)	4/29/26	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc., Class A (Contingent Value Rights)	3/1/23	—
NORTHERN FUNDS QUARTERLY REPORT  111 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued	June 30, 2026 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	$131

(4)	Value rounds to less than one thousand.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	93	$14,162	Long	9/26	$386
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$36,170	$14	$—	$36,184
Biotechnology	38,799	—	8	38,807
Household Durables	6,361	17	—	6,378
All Other Industries(1)	302,469	—	—	302,469
Total Common Stocks	383,799	31	8	383,838
Preferred Stocks	22	—	—	22
Rights(1)	—	—	72	72
Warrants	—	14	—	14
Investment Companies	34,444	—	—	34,444
Short-Term Investments	—	1,038	—	1,038
Total Investments	$418,265	$1,083	$80	$419,428
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$386	$—	$—	$386

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Methode Electronics, Inc.	$29	$—	$2	$70	$(2)	$95	5,035	$—*
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	16,256	34,088	29,660	—	—	20,684	20,683,767	70 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,430	20,761	10,431	—	—	13,760	13,759,724	97
Total	$19,715	$54,849	$40,093	$70	$(2)	$34,539	34,448,526	$167

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
EQUITY FUNDS 112 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP INDEX FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.8%
AAR Corp.*	20,217	$2,890
AerSale Corp.*	19,486	123
Aevex Corp., Class A* †	9,311	194
AIRO Group Holdings, Inc.* †	11,715	87
Archer Aviation, Inc., Class A* †	340,812	1,612
Astronics Corp.* †	13,343	1,084
Astronics Corp., Class B* †	2,898	220
Beta Technologies, Inc., Class A* †	17,476	293
Cadre Holdings, Inc.†	15,923	454
Ducommun, Inc.*	7,124	1,319
Eve Holding, Inc.* †	45,560	114
Firefly Aerospace, Inc.* †	40,331	1,186
Innovative Solutions and Support, Inc.*	7,663	138
Intuitive Machines, Inc.* †	64,691	1,384
Mercury Systems, Inc.*	28,509	3,487
Moog, Inc., Class A	14,486	6,140
National Presto Industries, Inc.	2,795	349
Park Aerospace Corp.†	9,020	344
Red Cat Holdings, Inc.* †	56,242	599
Redwire Corp.* †	98,999	1,211
Satellogic, Inc., Class A*	49,223	282
Sidus Space, Inc., Class A* †	42,725	120
Starfighters Space, Inc.* †	15,928	85
Swarmer, Inc.*	1,780	79
TAT Technologies Ltd.*	6,154	297
V2X, Inc.*	14,844	1,107
Virgin Galactic Holdings, Inc.* †	50,494	146
Voyager Technologies, Inc., Class A* †	26,274	847
VSE Corp.†	14,318	3,272
York Space Systems, Inc.* †	9,834	242
		29,705
Air Freight & Logistics – 0.1%
Forward Air Corp.*	12,113	164
Hub Group, Inc., Class A	30,575	1,339
Radiant Logistics, Inc.*	18,002	170
		1,673
Automobile Components – 1.2%
Adient PLC*	40,139	738
Cooper-Standard Holdings, Inc.*	8,888	240
Dana, Inc.†	56,046	1,525
Dauch Corp.*	120,021	651
Dorman Products, Inc.* †	13,675	1,866
Fox Factory Holding Corp.*	21,675	367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Automobile Components – 1.2%continued
Garrett Motion, Inc.	88,298	$3,199
Gentherm, Inc.*	15,610	532
Goodyear Tire & Rubber (The) Co.*	142,954	944
Holley, Inc.*	40,704	104
LCI Industries	12,178	1,289
Motorcar Parts of America, Inc.* †	6,656	102
Patrick Industries, Inc.†	16,426	1,475
Phinia, Inc.†	18,857	1,553
Solid Power, Inc.* †	104,765	271
Standard Motor Products, Inc.	10,914	425
Stoneridge, Inc.*	14,581	107
Strattec Security Corp.*	2,018	164
Versigent PLC*	36,530	1,535
Visteon Corp.	13,644	1,354
XPEL, Inc.*	12,959	643
		19,084
Automobiles – 0.1%
Harley-Davidson, Inc.	53,279	1,303
Livewire Group, Inc.* †	8,870	10
Lucid Group, Inc.* †	64,594	432
Winnebago Industries, Inc.†	14,154	442
		2,187
Banks – 10.3%
1st Source Corp.	9,125	744
ACNB Corp.	5,294	314
Amalgamated Financial Corp.†	9,362	430
Amerant Bancorp, Inc.†	17,583	449
Ameris Bancorp	33,377	3,013
Ames National Corp.	4,453	132
Arrow Financial Corp.	8,463	347
Associated Banc-Corp	73,489	2,261
Atlantic Union Bankshares Corp.	72,971	3,087
Avidbank Holdings, Inc.* †	4,884	161
Avidia Bancorp, Inc.	9,719	204
Axos Financial, Inc.*	28,054	2,732
Banc of California, Inc.	78,076	1,595
BancFirst Corp.	10,964	1,218
Bancorp (The), Inc.*	20,340	1,274
Bank First Corp.†	5,302	787
Bank of Hawaii Corp.†	20,185	1,645
Bank of Marin Bancorp	7,602	211
Bank of NT Butterfield & Son (The) Ltd.	20,430	1,216
Bank7 Corp.	2,177	107
NORTHERN FUNDS QUARTERLY REPORT  113 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 10.3%continued
BankUnited, Inc.	37,772	$1,830
Bankwell Financial Group, Inc.	3,048	179
Banner Corp.	17,147	1,139
Bar Harbor Bankshares	8,595	325
BayCom Corp.	4,938	162
BCB Bancorp, Inc.†	8,591	92
Beacon Financial Corp.	43,158	1,314
Blue Ridge Bankshares, Inc.	34,283	121
Bridgewater Bancshares, Inc.* †	11,319	238
Burke & Herbert Financial Services Corp.	7,815	562
Business First Bancshares, Inc.†	16,081	494
BV Financial, Inc.*	3,736	79
Byline Bancorp, Inc.	15,680	591
C&F Financial Corp.	1,525	122
California BanCorp†	13,436	280
Camden National Corp.	8,582	465
Capital Bancorp, Inc.	5,880	206
Capital City Bank Group, Inc.†	7,226	357
Capitol Federal Financial, Inc.	62,048	528
Carter Bankshares, Inc.†	11,486	391
Cathay General Bancorp	33,173	2,056
CB Financial Services, Inc.†	2,152	82
Central Pacific Financial Corp.†	13,184	504
CF Bankshares, Inc.†	2,689	88
Chain Bridge Bancorp, Inc., Class A*	1,128	47
Chemung Financial Corp.	2,093	156
ChoiceOne Financial Services, Inc.	7,249	246
Citizens & Northern Corp.†	8,557	199
Citizens Community Bancorp, Inc.	4,870	114
Citizens Financial Services, Inc.	2,438	177
City Holding Co.	7,125	945
Civista Bancshares, Inc.†	10,802	305
CNB Financial Corp.	14,945	504
Coastal Financial Corp.*	6,720	521
CoastalSouth Bancshares, Inc.	3,738	100
Colony Bankcorp, Inc.	10,845	218
Columbia Financial, Inc.* †	13,679	290
Commercial Bancgroup, Inc.†	4,482	145
Community Bancorp	2,603	102
Community Financial System, Inc.†	27,037	1,815
Community Trust Bancorp, Inc.†	8,186	592
Community West Bancshares	12,487	335
ConnectOne Bancorp, Inc.	24,624	823
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 10.3%continued
Customers Bancorp, Inc.*	15,807	$1,250
CVB Financial Corp.†	86,592	1,953
Dime Commercial Bancshares, Inc.	20,769	844
Eagle Bancorp Montana, Inc.†	3,838	92
Eagle Bancorp, Inc.	14,541	413
Eagle Financial Services, Inc.†	2,379	99
Eastern Bankshares, Inc.†	111,364	2,477
ECB Bancorp, Inc.*	3,966	80
Enterprise Financial Services Corp.	18,646	1,228
Equity Bancshares, Inc., Class A†	8,943	438
Esquire Financial Holdings, Inc.	3,698	440
Farmers & Merchants Bancorp, Inc.	7,150	219
Farmers National Banc Corp.	29,926	437
FB Bancorp, Inc.*	8,365	126
FB Financial Corp.	22,470	1,244
Fidelity D&D Bancorp, Inc.	2,519	130
Financial Institutions, Inc.	10,001	390
Finwise Bancorp*	4,204	61
First Bancorp	20,707	1,324
First BanCorp	78,961	2,059
First Bancorp (The), Inc.	5,447	190
First Bank	11,661	207
First Busey Corp.	41,457	1,223
First Business Financial Services, Inc.	4,176	264
First Capital, Inc.	1,505	97
First Commonwealth Financial Corp.†	51,938	1,056
First Community Bankshares, Inc.†	8,541	379
First Community Corp.†	4,571	149
First Financial Bancorp	53,769	1,819
First Financial Bankshares, Inc.	67,824	2,347
First Financial Corp.	5,855	453
First Guaranty Bancshares, Inc.†	3,264	33
First Internet Bancorp	4,192	117
First Interstate BancSystem, Inc., Class A†	46,639	1,798
First Merchants Corp.	32,188	1,406
First Mid Bancshares, Inc.	12,439	598
First National Corp.†	3,641	109
First Northern Community Bancorp*	7,656	137
First United Corp.	3,188	141
First Western Financial, Inc.*	4,599	148
Firstsun Capital Bancorp*	12,644	490
Five Star Bancorp†	8,048	392
Flagstar Bank N.A.	157,168	2,348
EQUITY FUNDS 114 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 10.3%continued
Franklin Financial Services Corp.†	2,188	$137
FS Bancorp, Inc.	3,426	149
Fulton Financial Corp.	98,856	2,391
FVCBankcorp, Inc.†	8,156	143
GBank Financial Holdings, Inc.* †	4,971	151
German American Bancorp, Inc.†	18,864	895
Glacier Bancorp, Inc.†	67,071	3,460
Great Southern Bancorp, Inc.†	3,996	313
Greene County Bancorp, Inc.	3,437	115
Hancock Whitney Corp.	41,856	3,127
Hanmi Financial Corp.†	15,116	490
Hanover Bancorp, Inc.†	1,733	40
Hawthorn Bancshares, Inc.	2,686	106
HBT Financial, Inc.	8,393	268
Heritage Financial Corp.	21,000	622
Hilltop Holdings, Inc.	20,508	795
Hingham Institution For Savings (The)†	820	252
Home Bancorp, Inc.†	3,630	249
Home BancShares, Inc.	95,318	2,721
HomeTrust Bancshares, Inc.	8,000	399
Hope Bancorp, Inc.	63,405	867
Horizon Bancorp, Inc.	25,523	510
Independent Bank Corp.†	10,373	374
Independent Bank Corp. (NASDAQ Global Select)	24,771	2,074
International Bancshares Corp.	28,063	2,131
Investar Holding Corp.†	6,621	198
Isabella Bank Corp.	3,557	140
John Marshall Bancorp, Inc.†	6,689	146
Kearny Financial Corp.†	30,541	289
Lakeland Financial Corp.	12,555	775
Landmark Bancorp, Inc.†	2,542	78
LCNB Corp.†	7,030	124
Live Oak Bancshares, Inc.	18,509	756
MainStreet Bancshares, Inc.	3,265	81
Mechanics Bancorp, Class A†	20,077	319
Mercantile Bank Corp.	8,699	499
Meridian Corp.†	4,605	92
Metrocity Bankshares, Inc.†	12,067	433
Metropolitan Bank Holding Corp.	5,650	558
Mid Penn Bancorp, Inc.	10,953	382
Midland States Bancorp, Inc.	9,927	309
MVB Financial Corp.	6,236	181
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 10.3%continued
National Bank Holdings Corp., Class A†	22,077	$981
National Bankshares, Inc.†	2,917	106
NB Bancorp, Inc.	20,575	435
NBT Bancorp, Inc.	26,163	1,292
Nicolet Bankshares, Inc.†	10,099	1,670
Northeast Bank	3,897	516
Northeast Community Bancorp, Inc.	6,481	180
Northfield Bancorp, Inc.	19,651	289
Northpointe Bancshares, Inc.†	10,752	206
Northrim BanCorp, Inc.†	11,213	311
Northwest Bancshares, Inc.	75,081	1,138
Norwood Financial Corp.†	5,222	168
Oak Valley Bancorp	3,410	115
OceanFirst Financial Corp.†	42,813	836
OFG Bancorp	21,759	1,068
Ohio Valley Banc Corp.	1,637	71
Old National Bancorp	176,474	4,571
Old Second Bancorp, Inc.†	25,986	606
OP Bancorp†	6,255	94
Orange County Bancorp, Inc.	6,572	242
Origin Bancorp, Inc.	15,292	782
Orrstown Financial Services, Inc.	9,786	400
Park National Corp.	8,563	1,567
Parke Bancorp, Inc.	4,894	162
Pathward Financial, Inc.	10,930	952
PCB Bancorp†	5,473	155
Peapack-Gladstone Financial Corp.	8,220	389
Peoples Bancorp of North Carolina, Inc.†	2,223	96
Peoples Bancorp, Inc.	17,908	688
Peoples Financial Services Corp.	4,677	310
Pioneer Bancorp, Inc.*	5,098	87
Plumas Bancorp†	3,339	195
Ponce Financial Group, Inc.*	10,210	204
Preferred Bank	5,815	618
Primis Financial Corp.	11,040	181
Princeton Bancorp, Inc.	2,652	101
Provident Financial Services, Inc.	65,580	1,550
QCR Holdings, Inc.	8,502	828
RBB Bancorp†	8,469	232
Red River Bancshares, Inc.†	2,661	243
Renasant Corp.	47,823	2,034
Republic Bancorp, Inc., Class A	4,381	396
NORTHERN FUNDS QUARTERLY REPORT  115 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 10.3%continued
Rhinebeck Bancorp, Inc.*	2,453	$42
Richmond Mutual BanCorp, Inc.	3,521	56
S&T Bancorp, Inc.†	18,723	919
Seacoast Banking Corp. of Florida†	50,058	1,664
ServisFirst Bancshares, Inc.†	26,545	2,303
Shore Bancshares, Inc.†	16,126	370
Sierra Bancorp†	5,952	243
Simmons First National Corp., Class A	74,340	1,684
SmartFinancial, Inc.	7,905	371
South Plains Financial, Inc.	8,086	348
Southern First Bancshares, Inc.*	4,764	291
Southern Missouri Bancorp, Inc.†	5,001	381
Southside Bancshares, Inc.	14,724	518
SR Bancorp, Inc.†	3,571	70
Sterling Bancorp, Inc.(1) *	9,809	—
Stock Yards Bancorp, Inc.	13,484	1,031
Texas Capital Bancshares, Inc.	22,140	2,286
Third Coast Bancshares, Inc.* †	8,037	325
Timberland Bancorp, Inc.	3,904	175
Tompkins Financial Corp.	6,967	659
Towne Bank†	44,633	1,617
TriCo Bancshares	15,160	816
Triumph Financial, Inc.* †	11,710	894
TrustCo Bank Corp. NY	8,936	491
Trustmark Corp.†	28,418	1,308
UMB Financial Corp.	37,323	5,328
United Bankshares, Inc.	70,699	3,240
United Community Banks, Inc.	61,885	2,172
Unity Bancorp, Inc.	3,815	224
Univest Financial Corp.	14,289	625
USCB Financial Holdings, Inc.	6,100	125
Valley National Bancorp†	246,886	3,617
Virginia National Bankshares Corp.	2,534	112
WaFd, Inc.†	37,653	1,445
Washington Trust Bancorp, Inc.†	9,722	355
WesBanco, Inc.	48,782	1,904
West BanCorp, Inc.†	7,544	200
Westamerica BanCorp	12,128	712
Western New England Bancorp, Inc.	8,569	123
WSFS Financial Corp.	26,830	2,059
		169,278
Beverages – 0.2%
Boston Beer (The) Co., Inc., Class A*	3,926	695
MGP Ingredients, Inc.	7,858	138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Beverages – 0.2%continued
National Beverage Corp.*	12,490	$390
Vita Coco (The) Co., Inc.*	24,845	1,643
		2,866
Biotechnology – 10.5%
4D Molecular Therapeutics, Inc.* †	23,671	315
Abeona Therapeutics, Inc.* †	19,845	123
Absci Corp.* †	70,256	814
ACADIA Pharmaceuticals, Inc.*	65,207	1,650
Achieve Life Sciences, Inc.* †	40,160	262
Acumen Pharmaceuticals, Inc.*	24,917	67
ADC Therapeutics S.A.*	43,766	47
ADMA Biologics, Inc.*	116,730	977
Agenus, Inc.*	21,138	65
Agios Pharmaceuticals, Inc.*	29,901	1,110
Akebia Therapeutics, Inc.* †	135,289	154
Aktis Oncology, Inc.* †	10,724	346
Alector, Inc.* †	51,120	103
Alkermes PLC*	84,805	4,443
Allogene Therapeutics, Inc.*	137,154	285
Altimmune, Inc.*	102,890	313
ALX Oncology Holdings, Inc.*	56,054	116
AnaptysBio, Inc.*	9,980	674
Anavex Life Sciences Corp.* †	48,289	125
Anika Therapeutics, Inc.*	5,800	85
Annexon, Inc.* †	78,435	448
Apogee Therapeutics, Inc.*	22,804	3,027
Arbutus Biopharma Corp.*	82,796	397
ARCA biopharma, Inc.* †	25,464	2,423
Arcturus Therapeutics Holdings, Inc.* †	11,693	79
Arcus Biosciences, Inc.*	45,217	1,394
Arcutis Biotherapeutics, Inc.*	57,859	1,517
Ardelyx, Inc.*	123,440	630
Armata Pharmaceuticals, Inc.*	6,118	40
ArriVent Biopharma, Inc.* †	19,056	662
ARS Pharmaceuticals, Inc.* †	31,857	255
Artiva Biotherapeutics, Inc.*	1,739	17
Assembly Biosciences, Inc.* †	5,076	139
Atrium Therapeutics, Inc.*	7,436	100
Aura Biosciences, Inc.*	23,276	165
Aurinia Pharmaceuticals, Inc.*	60,381	1,025
Avalo Therapeutics, Inc.* †	21,095	390
Beam Therapeutics, Inc.* †	50,136	1,721
Benitec Biopharma, Inc.* †	11,064	148
Bicara Therapeutics, Inc.*	22,324	663
EQUITY FUNDS 116 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 10.5%continued
BioCryst Pharmaceuticals, Inc.*	117,787	$1,178
Biohaven Ltd.*	67,554	1,005
Black Diamond Therapeutics, Inc.*	21,836	40
Bright Minds Biosciences, Inc.* †	3,805	267
C4 Therapeutics, Inc.*	52,537	245
Cabaletta Bio, Inc.* †	55,350	172
CAMP4 Therapeutics Corp.*	16,489	72
Candel Therapeutics, Inc.* †	32,695	337
Canton Strategic Holdings, Inc.*	23,188	65
Capricor Therapeutics, Inc.* †	27,170	654
CareDx, Inc.*	25,929	739
Caribou Biosciences, Inc.*	48,145	85
Cartesian Therapeutics, Inc.* †	7,010	73
Catalyst Pharmaceuticals, Inc.*	59,473	1,869
Celcuity, Inc.* †	19,444	2,034
Celldex Therapeutics, Inc.*	39,489	1,469
Century Therapeutics, Inc.* †	63,739	156
CG oncology, Inc.*	37,303	2,650
Climb Bio, Inc.*	18,118	236
Cogent Biosciences, Inc.*	84,309	3,263
Coherus Oncology, Inc.* †	68,166	95
Compass Therapeutics, Inc.*	67,910	149
Connect Biopharma Holdings Ltd.*	8,207	20
Corbus Pharmaceuticals Holdings, Inc.*	8,618	81
Corvus Pharmaceuticals, Inc.*	34,169	510
Crescent Biopharma, Inc.* †	10,253	185
CRISPR Therapeutics A.G.* †	47,144	2,571
Cullinan Therapeutics, Inc.* †	30,582	557
Cytokinetics, Inc.*	66,878	5,697
CytomX Therapeutics, Inc.*	91,701	344
Damora Therapeutics, Inc.*	26,962	701
Denali Therapeutics, Inc.*	74,380	1,913
Design Therapeutics, Inc.* †	15,135	219
DiaMedica Therapeutics, Inc.* †	18,987	134
Dianthus Therapeutics, Inc.* †	23,921	2,332
Disc Medicine, Inc.*	14,276	1,044
Dyne Therapeutics, Inc.*	68,965	1,532
Editas Medicine, Inc.*	46,207	150
Eikon Therapeutics, Inc.*	11,243	147
Eledon Pharmaceuticals, Inc.*	39,749	157
Elicio Therapeutics, Inc.*	6,744	26
Emergent BioSolutions, Inc.*	27,020	226
Enanta Pharmaceuticals, Inc.*	14,650	214
Entrada Therapeutics, Inc.*	15,336	113
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 10.5%continued
Erasca, Inc.*	101,753	$1,864
Evommune, Inc.* †	6,535	87
Fennec Pharmaceuticals, Inc.* †	14,965	161
First Tracks Biotherapeutics, Inc.* †	12,040	242
Foghorn Therapeutics, Inc.*	19,208	94
Forte Biosciences, Inc.* †	9,997	212
Galectin Therapeutics, Inc.* †	24,971	116
Generate Biomedicines, Inc.*	12,605	213
Geron Corp.*	282,815	362
GRAIL, Inc.*	20,884	1,426
Greenwich Lifesciences, Inc.* †	3,278	77
Gyre Therapeutics, Inc.* †	8,984	59
Heron Therapeutics, Inc.* †	48,604	21
Hyperliquid Strategies, Inc.*	63,916	503
Ideaya Biosciences, Inc.*	42,372	1,579
Immix Biopharma, Inc.*	21,124	218
Immuneering Corp., Class A* †	27,783	139
ImmunityBio, Inc.* †	195,438	1,711
Immunome, Inc.* †	53,357	1,131
Immunovant, Inc.* †	43,098	1,661
Inhibikase Therapeutics, Inc.* †	56,309	114
Inhibrx Biosciences, Inc.*	4,799	455
Intellia Therapeutics, Inc.* †	68,353	1,157
Invivyd, Inc.*	110,309	96
Iovance Biotherapeutics, Inc.* †	201,148	837
Ironwood Pharmaceuticals, Inc.*	84,236	355
Jade Biosciences, Inc.* †	16,411	365
Janux Therapeutics, Inc.*	22,340	343
Kailera Therapeutics, Inc.*	23,283	513
Karyopharm Therapeutics, Inc.*	10,410	102
Keros Therapeutics, Inc.* †	8,164	87
Kiniksa Pharmaceuticals International PLC*	21,277	1,361
Kodiak Sciences, Inc.*	19,883	775
Korro Bio, Inc.* †	5,888	78
Krystal Biotech, Inc.*	13,214	4,911
Kura Oncology, Inc.*	42,867	470
Kymera Therapeutics, Inc.*	31,673	3,632
Kyverna Therapeutics, Inc.*	21,684	193
Larimar Therapeutics, Inc.*	34,598	105
Lexeo Therapeutics, Inc.*	34,995	163
Lineage Cell Therapeutics, Inc.*	95,428	125
Lyell Immunopharma, Inc.*	4,943	69
MacroGenics, Inc.*	32,408	150
NORTHERN FUNDS QUARTERLY REPORT  117 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 10.5%continued
MannKind Corp.*	155,722	$663
MapLight Therapeutics, Inc.* †	5,082	182
MeiraGTx Holdings PLC*	30,333	410
MiMedx Group, Inc.*	63,025	243
Mineralys Therapeutics, Inc.*	28,989	782
Minerva Neurosciences, Inc.*	17,542	97
Mirum Pharmaceuticals, Inc.*	23,997	2,809
Monopar Therapeutics, Inc.* †	2,190	203
Monte Rosa Therapeutics, Inc.*	37,413	905
Myriad Genetics, Inc.* †	47,962	274
Neurogene, Inc.*	5,675	178
Nkarta, Inc.*	22,526	64
Novavax, Inc.* †	77,113	726
Nurix Therapeutics, Inc.*	48,523	1,177
Nuvalent, Inc., Class A*	27,161	3,354
Nuvectis Pharma, Inc.* †	8,820	162
Ocugen, Inc.* †	176,677	270
Olema Pharmaceuticals, Inc.*	40,282	504
OnKure Therapeutics, Inc., Class A*	7,218	33
Opus Genetics, Inc.*	24,866	102
Organogenesis Holdings, Inc.* †	36,282	88
ORIC Pharmaceuticals, Inc.*	37,756	409
Ovid therapeutics, Inc.*	78,781	212
Palisade Bio, Inc.* †	76,393	160
Perspective Therapeutics, Inc.*	53,460	182
Pieris Pharmaceuticals, Inc.* †	5,550	848
Praxis Precision Medicines, Inc.*	12,709	4,255
Precigen, Inc.*	97,979	558
Precision BioSciences, Inc.*	12,547	99
Prelude Therapeutics, Inc.* †	12,318	66
Prime Medicine, Inc.* †	46,004	170
ProKidney Corp.* †	34,479	70
Protagonist Therapeutics, Inc.*	31,112	3,814
Protalix BioTherapeutics, Inc.* †	32,575	76
Protara Therapeutics, Inc.*	25,444	97
Prothena Corp. PLC*	23,024	225
PTC Therapeutics, Inc.*	41,915	3,419
Puma Biotechnology, Inc.*	21,215	172
Recursion Pharmaceuticals, Inc., Class A* †	258,873	950
REGENXBIO, Inc.*	25,040	300
Relay Therapeutics, Inc.*	81,721	1,529
Replimune Group, Inc.*	40,090	444
Rezolute, Inc.* †	40,520	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 10.5%continued
Rhythm Pharmaceuticals, Inc.*	27,907	$3,098
Rigel Pharmaceuticals, Inc.* †	9,325	365
Rocket Pharmaceuticals, Inc.* †	45,351	155
SAB Biotherapeutics, Inc.*	22,551	88
Sagimet Biosciences, Inc., Class A* †	30,398	235
Sana Biotechnology, Inc.* †	94,975	331
Sarepta Therapeutics, Inc.*	52,651	946
Savara, Inc.*	78,682	485
Scholar Rock Holding Corp.*	56,535	3,109
SELLAS Life Sciences Group, Inc.* †	95,363	1,408
Shattuck Labs, Inc.* †	31,584	219
Sionna Therapeutics, Inc.* †	9,298	409
Solid Biosciences, Inc.* †	39,806	398
Spruce Biosciences, Inc.*	1,419	77
Spyre Therapeutics, Inc.*	37,656	3,343
Stoke Therapeutics, Inc.* †	27,828	911
Surrozen, Inc.*	3,790	98
Sutro Biopharma, Inc.*	8,229	273
Syndax Pharmaceuticals, Inc.* †	44,992	983
Tango Therapeutics, Inc.*	71,217	2,226
Taysha Gene Therapies, Inc.*	121,181	825
Tectonic Therapeutic, Inc.* †	5,470	188
Tenax Therapeutics, Inc.*	12,955	188
TG Therapeutics, Inc.*	73,646	4,046
Tonix Pharmaceuticals Holding Corp.* †	7,701	98
Travere Therapeutics, Inc.*	45,213	2,569
TriSalus Life Sciences, Inc.* †	24,964	114
Twist Bioscience Corp.*	31,407	3,231
Tyra Biosciences, Inc.* †	18,564	593
Ultragenyx Pharmaceutical, Inc.*	48,893	1,633
Unicycive Therapeutics, Inc.*	12,731	60
Upstream Bio, Inc.* †	18,296	127
UroGen Pharma Ltd.*	21,528	792
Vanda Pharmaceuticals, Inc.*	27,790	170
Vaxcyte, Inc.*	66,622	3,873
Vera Therapeutics, Inc.*	32,314	1,387
Veracyte, Inc.*	40,983	2,407
Verastem, Inc.*	41,412	158
Vericel Corp.*	26,072	1,160
Vir Biotechnology, Inc.*	62,141	633
Viridian Therapeutics, Inc.*	45,639	838
Vor BioPharma, Inc.* †	20,588	379
Voyager Therapeutics, Inc.*	27,829	97
Whitehawk Therapeutics, Inc.*	16,890	77
EQUITY FUNDS 118 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 10.5%continued
X4 Pharmaceuticals, Inc.*	41,980	$196
Xencor, Inc.*	35,219	567
Xenon Pharmaceuticals, Inc.* †	49,622	2,995
XOMA Royalty Corp.*	4,831	205
Z Squared, Inc.* †	22,691	240
Zenas Biopharma, Inc.* †	14,373	365
Zentalis Pharmaceuticals, Inc.* †	26,036	126
Zura Bio Ltd.*	30,476	180
Zymeworks, Inc.*	23,649	618
		173,156
Broadline Retail – 0.1%
1stdibs.com, Inc.* †	12,637	62
Groupon, Inc.* †	11,403	274
Kohl's Corp.†	55,929	991
Pattern Group, Inc., Class A* †	16,343	412
Savers Value Village, Inc.* †	19,510	197
		1,936
Building Products – 1.2%
Apogee Enterprises, Inc.†	10,755	492
AZZ, Inc.	15,240	2,363
CSW Industrials, Inc.	8,211	2,285
Gibraltar Industries, Inc.*	15,322	691
Griffon Corp.	19,659	1,917
Insteel Industries, Inc.†	9,789	296
Janus International Group, Inc.* †	67,833	377
Masterbrand, Inc.* †	102,997	1,060
Quanex Building Products Corp.†	23,600	439
Resideo Technologies, Inc.*	69,618	2,165
Tecnoglass, Inc.	12,990	608
UFP Industries, Inc.	28,991	2,631
Zurn Elkay Water Solutions Corp.†	76,418	3,861
		19,185
Capital Markets – 1.9%
Acadian Asset Management, Inc.	14,320	1,024
AlTi Global, Inc.* †	26,616	96
Artisan Partners Asset Management, Inc., Class A	32,660	1,128
Bakkt, Inc.* †	15,366	120
BGC Group, Inc., Class A	190,897	2,041
BRC Group Holdings, Inc.*	12,017	97
Chaince Digital Holdings, Inc.* †	34,499	151
Cohen & Steers, Inc.†	14,394	1,096
DigitalBridge Group, Inc.	90,590	1,429
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Capital Markets – 1.9%continued
Donnelley Financial Solutions, Inc.*	12,611	$529
GCM Grosvenor, Inc., Class A	30,660	377
Gemini Space Station, Inc., Class A* †	21,433	91
Innventure, Inc.*	28,976	147
Marex Group PLC	31,474	1,918
MarketWise, Inc.	1,041	18
Miami International Holdings, Inc.*	38,696	1,438
Moelis & Co., Class A†	38,193	2,499
Open Lending Corp.*	52,922	165
Patria Investments Ltd., Class A†	33,078	363
Perella Weinberg Partners†	35,715	570
Piper Sandler Cos.	35,773	2,588
PJT Partners, Inc., Class A†	12,448	1,879
Ridgepost Capital, Inc., Class A†	30,823	243
Silvercrest Asset Management Group, Inc., Class A†	1,776	18
StepStone Group, Inc., Class A	39,271	1,624
StoneX Group, Inc.*	36,833	4,365
Value Line, Inc.†	565	23
Victory Capital Holdings, Inc., Class A†	21,758	1,829
Virtus Investment Partners, Inc.	3,270	469
Wealthfront Corp.* †	17,277	154
Webull Corp.*	170,053	1,109
Westwood Holdings Group, Inc.	3,564	68
WisdomTree, Inc.†	68,924	1,168
		30,834
Chemicals – 1.8%
AdvanSix, Inc.	13,602	270
Alto Ingredients, Inc.*	38,063	217
Ashland, Inc.	23,509	1,549
ASP Isotopes, Inc.* †	58,929	366
Aspen Aerogels, Inc.*	32,337	205
Avient Corp.†	47,505	1,756
Balchem Corp.	16,572	2,800
Cabot Corp.	26,427	2,400
Chemours (The) Co.†	77,745	1,595
Core Molding Technologies, Inc.*	4,308	102
Ecovyst, Inc.* †	55,782	694
Flotek Industries, Inc.* †	7,509	177
FMC Corp.†	64,385	740
H.B. Fuller Co.	28,237	1,646
Hawkins, Inc.	9,957	1,415
Huntsman Corp.	84,961	902
Ingevity Corp.*	18,061	1,349
NORTHERN FUNDS QUARTERLY REPORT  119 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Chemicals – 1.8%continued
Innospec, Inc.	12,775	$1,040
Intrepid Potash, Inc.*	5,768	189
Koppers Holdings, Inc.	9,427	423
Kronos Worldwide, Inc.	11,688	74
LSB Industries, Inc.* †	30,361	328
Mativ Holdings, Inc.†	28,488	216
Minerals Technologies, Inc.	15,907	1,177
Orion S.A.	29,262	194
Perimeter Solutions, Inc.*	76,907	2,742
PureCycle Technologies, Inc.* †	73,811	599
Quaker Chemical Corp.	7,095	1,127
Rayonier Advanced Materials, Inc.* †	30,644	241
Sensient Technologies Corp.	21,809	2,689
Stepan Co.	11,145	621
Tronox Holdings PLC	60,113	379
Valhi, Inc.	1,869	27
		30,249
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	29,931	1,324
ACCO Brands Corp.	47,936	199
ACV Auctions, Inc., Class A*	86,766	624
BrightView Holdings, Inc.*	36,155	512
Brink's (The) Co.†	21,144	1,998
Casella Waste Systems, Inc., Class A*	32,338	3,136
Cimpress PLC*	8,654	880
Civeo Corp.*	5,384	189
CompX International, Inc.	869	22
CoreCivic, Inc.*	49,768	1,512
Deluxe Corp.	22,730	543
Ennis, Inc.	12,797	272
Enviri Corp.*	13,560	298
GEO Group (The), Inc.*	64,818	1,915
Healthcare Services Group, Inc.*	35,193	864
HNI Corp.†	36,630	1,480
Interface, Inc.	29,578	1,060
Liquidity Services, Inc.*	12,173	476
Millerknoll, Inc.	34,925	715
NLI Holdings, Inc.	4,247	25
Onterris, Inc.* †	17,386	351
OPENLANE, Inc.*	54,030	2,228
Perma-Fix Environmental Services, Inc.* †	8,033	115
Pitney Bowes, Inc.	73,771	1,293
Quad/Graphics, Inc.†	14,105	119
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Commercial Services & Supplies – 1.5%continued
UniFirst Corp.	7,477	$1,977
Vestis Corp.*	47,070	684
		24,811
Communications Equipment – 1.1%
ADTRAN Holdings, Inc.*	38,878	540
Aviat Networks, Inc.*	6,203	138
BK Technologies Corp.* †	1,567	135
Calix, Inc.*	30,006	1,120
Clearfield, Inc.*	5,564	221
Digi International, Inc.*	19,013	1,425
Extreme Networks, Inc.*	65,727	2,128
Harmonic, Inc.*	56,133	917
Inseego Corp.* †	6,452	67
KVH Industries, Inc.*	6,412	63
Lantronix, Inc.*	18,436	108
NETGEAR, Inc.* †	13,001	304
NetScout Systems, Inc.*	36,079	1,571
Ondas, Inc.* †	246,872	2,034
Ribbon Communications, Inc.*	43,541	102
Viasat, Inc.*	64,259	5,771
Vistance Networks, Inc.*	112,635	1,439
		18,083
Construction & Engineering – 2.0%
Ameresco, Inc., Class A* †	16,607	458
Arcosa, Inc.	25,048	3,639
Argan, Inc.	6,951	5,551
Bowman Consulting Group Ltd.*	7,517	220
Cardinal Infrastructure Group, Inc., Class A* †	8,673	817
Centuri Holdings, Inc.*	44,806	1,355
Concrete Pumping Holdings, Inc.* †	10,410	125
Construction Partners, Inc., Class A* †	24,467	2,906
Fluor Corp.*	72,672	3,807
Granite Construction, Inc.†	22,563	3,567
INNOVATE Corp.*	2,944	55
Legence Corp., Class A*	29,706	2,532
Limbach Holdings, Inc.*	5,656	436
Matrix Service Co.*	14,173	194
MYR Group, Inc.*	7,920	3,963
NWPX Infrastructure, Inc.*	4,802	720
Orion Group Holdings, Inc.*	19,732	332
Tutor Perini Corp.	23,198	1,925
		32,602
EQUITY FUNDS 120 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Construction Materials – 0.2%
Knife River Corp.*	29,367	$2,457
Smith-Midland Corp.* †	1,118	32
Titan America S.A.*	13,204	246
United States Lime & Minerals, Inc.	5,577	584
		3,319
Consumer Finance – 1.2%
Atlanticus Holdings Corp.*	2,485	254
Bread Financial Holdings, Inc.	20,678	2,241
Consumer Portfolio Services, Inc.*	4,289	41
Dave, Inc.*	5,194	1,935
Encore Capital Group, Inc.*	10,728	1,001
Enova International, Inc.*	12,330	2,968
FirstCash Holdings, Inc.	20,829	4,506
Green Dot Corp., Class A*	28,478	385
Happen, Inc.*	58,111	1,205
Jefferson Capital, Inc.†	11,731	228
LendingTree, Inc.*	5,876	260
Medallion Financial Corp.†	8,953	91
Navient Corp.†	32,860	280
Nelnet, Inc., Class A	7,565	1,009
NerdWallet, Inc., Class A*	15,320	142
Oportun Financial Corp.*	21,151	121
OppFi, Inc.*	11,674	116
PRA Group, Inc.*	19,513	371
PROG Holdings, Inc.	20,043	934
Regional Management Corp.	4,305	177
Upstart Holdings, Inc.* †	43,337	1,535
World Acceptance Corp.*	1,283	287
		20,087
Consumer Staples Distribution & Retail – 0.6%
Andersons (The), Inc.†	16,944	1,159
Chefs' Warehouse (The), Inc.*	18,823	1,809
Grocery Outlet Holding Corp.* †	47,965	479
Ingles Markets, Inc., Class A	7,506	665
Natural Grocers by Vitamin Cottage, Inc.	6,794	211
PriceSmart, Inc.	13,316	2,601
United Natural Foods, Inc.*	30,876	1,410
Village Super Market, Inc., Class A	4,755	200
Weis Markets, Inc.†	6,316	494
Yesway, Inc., Class A*	8,113	165
		9,193
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	72,763	$345
Greif, Inc., Class A	12,350	920
Greif, Inc., Class B†	2,439	228
Myers Industries, Inc.	19,165	677
O-I Glass, Inc.*	78,939	760
Ranpak Holdings Corp.*	25,315	185
TriMas Corp.	13,932	627
		3,742
Distributors – 0.1%
GigaCloud Technology, Inc., Class A*	12,955	409
Gold.com, Inc.	10,096	420
Weyco Group, Inc.†	3,202	126
		955
Diversified Consumer Services – 1.1%
American Public Education, Inc.* †	9,073	487
Carriage Services, Inc.	7,428	285
Coursera, Inc.*	111,753	630
Covista, Inc.*	17,422	2,172
Driven Brands Holdings, Inc.*	30,843	430
Frontdoor, Inc.*	36,248	2,812
Graham Holdings Co., Class B	1,613	1,841
KinderCare Learning Cos., Inc.*	12,398	53
Laureate Education, Inc.*	61,860	2,247
Lincoln Educational Services Corp.*	15,261	761
Matthews International Corp., Class A	15,312	412
McGraw Hill, Inc.* †	11,312	107
OneSpaWorld Holdings Ltd.	50,670	1,431
Perdoceo Education Corp.	32,362	1,036
Phoenix Education Partners, Inc.	2,695	89
Strategic Education, Inc.†	11,290	865
Stride, Inc.*	21,401	1,846
Universal Technical Institute, Inc.*	24,257	1,037
		18,541
Diversified Real Estate Investment Trusts – 0.5%
AH Realty Trust, Inc.	40,021	283
Alpine Income Property Trust, Inc.†	8,078	168
American Assets Trust, Inc.	25,243	623
Broadstone Net Lease, Inc.†	98,328	2,032
CTO Realty Growth, Inc.	16,764	361
Essential Properties Realty Trust, Inc.	111,368	3,324
Gladstone Commercial Corp.†	25,349	312
Global Net Lease, Inc.	97,930	876
NORTHERN FUNDS QUARTERLY REPORT  121 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Diversified Real Estate Investment Trusts – 0.5%continued
Modiv Industrial, Inc.†	4,928	$86
NexPoint Diversified Real Estate Trust†	19,101	99
		8,164
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,813	598
ATN International, Inc.†	4,931	131
Bandwidth, Inc., Class A*	14,954	946
Cogent Communications Holdings, Inc.	25,444	353
IDT Corp., Class B	8,438	491
Liberty Capital Corp.*	1,037	23
Liberty Capital Corp., Class C*	17,430	376
Liberty Latin America Ltd., Class A*	14,191	111
Liberty Latin America Ltd., Class C* †	67,192	523
Lumen Technologies, Inc.*	492,165	3,780
Shenandoah Telecommunications Co.†	25,589	386
Uniti Group, Inc.* †	86,549	993
		8,711
Electric Utilities – 0.6%
Genie Energy Ltd., Class B	9,855	142
Hawaiian Electric Industries, Inc.* †	84,199	1,139
MGE Energy, Inc.†	19,087	1,556
Otter Tail Corp.	19,780	1,780
Portland General Electric Co.	59,781	3,099
TXNM Energy, Inc. (New York Stock Exchange)	52,677	2,991
		10,707
Electrical Equipment – 1.3%
Allient, Inc.	7,545	777
American Superconductor Corp.*	23,838	990
Amprius Technologies, Inc.*	69,477	963
Array Technologies, Inc.* †	78,206	579
Atkore, Inc.	17,324	1,317
Babcock & Wilcox Enterprises, Inc.*	67,800	956
ChargePoint Holdings, Inc.*	12,848	76
Energous Corp.*	2,779	67
Energy Vault Holdings, Inc.* †	71,401	336
EnerSys	18,822	4,401
Enovix Corp.* †	100,444	610
Eos Energy Enterprises, Inc.* †	174,261	1,025
Espey Mfg. & Electronics Corp.	1,030	69
Fluence Energy, Inc.*	44,258	880
FuelCell Energy, Inc.*	27,448	988
GrafTech International Ltd.*	8,976	53
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electrical Equipment – 1.3%continued
Hyliion Holdings Corp.*	65,777	$343
LSI Industries, Inc.	16,645	442
NANO Nuclear Energy, Inc.* †	22,028	466
Net Power, Inc.* †	23,388	39
NuScale Power Corp.*	164,778	1,653
Plug Power, Inc.* †	692,225	1,876
Power Solutions International, Inc.*	4,341	169
Preformed Line Products Co.	1,254	515
SES AI Corp.* †	131,564	126
Shoals Technologies Group, Inc., Class A*	86,303	854
Sunrun, Inc.*	118,246	1,582
Tigo Energy, Inc.*	19,989	47
		22,199
Electronic Equipment, Instruments & Components – 2.8%
908 Devices, Inc.*	15,131	132
Aeva Technologies, Inc.*	13,670	393
Arlo Technologies, Inc.* †	54,972	741
Badger Meter, Inc.†	15,080	2,237
Bel Fuse, Inc., Class A	865	252
Bel Fuse, Inc., Class B	6,174	2,056
Belden, Inc.	19,939	2,391
Benchmark Electronics, Inc.	18,232	1,799
Climb Global Solutions, Inc.†	8,370	194
Crane NXT Co.†	25,480	1,303
CTS Corp.	14,479	944
Daktronics, Inc.* †	20,494	401
ePlus, Inc.	13,401	1,115
Evolv Technologies Holdings, Inc.*	83,035	482
Forward Industries, Inc.* †	27,903	118
Frequency Electronics, Inc.*	3,487	231
Insight Enterprises, Inc.*	14,577	1,775
Itron, Inc.*	22,603	1,956
Kimball Electronics, Inc.*	12,391	317
Knowles Corp.*	43,484	1,804
LightPath Technologies, Inc., Class A*	27,925	457
Lightwave Logic, Inc.*	81,202	768
Methode Electronics, Inc.(2) †	17,685	336
Mirion Technologies, Inc.* †	122,555	2,197
M-Tron Industries, Inc.* †	2,147	213
Napco Security Technologies, Inc.	17,667	671
nLight, Inc.*	28,253	1,967
Novanta, Inc.*	18,353	2,978
OSI Systems, Inc.*	8,111	1,774
EQUITY FUNDS 122 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electronic Equipment, Instruments & Components – 2.8%continued
Ouster, Inc.*	31,699	$1,982
PC Connection, Inc.	5,468	399
Plexus Corp.*	13,703	4,120
Powerfleet, Inc. NJ*	66,670	255
RF Industries Ltd.*	4,333	92
Richardson Electronics Ltd.	6,377	121
Rogers Corp.*	9,176	1,502
ScanSource, Inc.*	11,115	579
SmartRent, Inc.*	89,035	106
Syntec Optics Holdings, Inc.*	3,666	46
Unusual Machines, Inc.*	23,551	525
Vishay Intertechnology, Inc.	62,395	3,356
Vishay Precision Group, Inc.*	6,175	926
Vuzix Corp.* †	34,120	99
		46,110
Energy Equipment & Services – 2.4%
Archrock, Inc.	88,412	3,599
Atlas Energy Solutions, Inc.†	41,850	695
Borr Drilling Ltd.* †	119,296	493
Bristow Group, Inc.	13,417	554
Cactus, Inc., Class A	35,678	1,828
Core Laboratories, Inc.	24,001	280
Energy Services of America Corp.	7,220	140
Expro Group Holdings N.V.* †	42,150	622
Flowco Holdings, Inc., Class A	18,198	388
Forum Energy Technologies, Inc.*	5,513	277
Helix Energy Solutions Group, Inc.*	71,436	624
Helmerich & Payne, Inc.	49,778	1,630
HMH Holding, Inc., Class A*	5,352	100
Innovex International, Inc.*	23,013	571
Kodiak Gas Services, Inc.	51,113	3,840
Liberty Energy, Inc.	81,660	2,139
Nabors Industries Ltd.*	7,264	610
National Energy Services Reunited Corp.*	31,110	931
Natural Gas Services Group, Inc.	6,112	264
Noble Corp. PLC	65,002	2,425
Oceaneering International, Inc.* †	50,984	2,066
Oil States International, Inc.*	28,981	232
Patterson-UTI Energy, Inc.	177,870	1,633
ProFrac Holding Corp., Class A* †	12,745	74
ProPetro Holding Corp.*	50,985	731
Ranger Energy Services, Inc., Class A†	9,751	156
RPC, Inc.	51,725	301
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Energy Equipment & Services – 2.4%continued
SEACOR Marine Holdings, Inc.* †	11,620	$89
Seadrill Ltd.*	32,178	1,217
Select Water Solutions, Inc.	57,596	1,151
Smart Sand, Inc.	15,536	78
Solaris Energy Infrastructure, Inc.	27,020	2,174
TETRA Technologies, Inc.*	65,935	747
Tidewater, Inc.*	25,351	1,689
Transocean Ltd.* †	499,844	2,444
Valaris Ltd.*	29,104	2,113
		38,905
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., Class A*	315,849	600
Atlanta Braves Holdings, Inc., Class A* †	3,337	188
Atlanta Braves Holdings, Inc., Class C*	25,322	1,314
Cinemark Holdings, Inc.	53,962	1,712
CuriosityStream, Inc.	15,688	42
IMAX Corp.*	23,349	931
Lionsgate Studios Corp.*	100,646	1,541
Madison Square Garden Entertainment Corp.*	20,207	1,635
Marcus (The) Corp.	11,052	259
Playtika Holding Corp.†	25,297	94
Reservoir Media, Inc.* †	10,489	104
Sphere Entertainment Co.*	14,018	2,425
Starz Entertainment Corp.*	6,003	173
Stubhub Holdings, Inc., Class A*	113,060	1,455
		12,473
Financial Services – 2.1%
Acacia Research Corp.*	18,261	85
Alerus Financial Corp.†	12,153	378
Better Home & Finance Holding Co.* †	4,169	115
Bladex, Inc.	14,963	920
Burford Capital Ltd.†	102,843	422
Cannae Holdings, Inc.	19,476	280
Cass Information Systems, Inc.	5,988	307
Compass Diversified Holdings*	34,427	367
Dlocal Ltd.	46,793	608
Enact Holdings, Inc.†	13,886	635
Essent Group Ltd.	46,182	2,969
EVERTEC, Inc.	31,614	878
Federal Agricultural Mortgage Corp., Class C	4,773	951
NORTHERN FUNDS QUARTERLY REPORT  123 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Financial Services – 2.1%continued
Finance of America Cos., Inc., Class A* †	1,323	$36
Flywire Corp.*	60,715	1,067
HA Sustainable Infrastructure Capital, Inc.†	65,247	2,548
International Money Express, Inc.*	14,418	208
Jackson Financial, Inc., Class A	33,455	3,425
loanDepot, Inc., Class A* †	60,864	76
Marqeta, Inc., Class A*	177,321	720
Merchants Bancorp	12,801	640
NCR Atleos Corp.*	37,446	1,626
NewtekOne, Inc.	13,380	198
NMI Holdings, Inc.*	38,889	1,598
Onity Group, Inc.*	3,223	128
Pagseguro Digital Ltd., Class A	84,438	764
Paymentus Holdings, Inc., Class A*	30,268	731
Payoneer Global, Inc.*	133,894	953
Paysafe Ltd.* †	10,356	77
Paysign, Inc.*	22,206	182
PennyMac Financial Services, Inc.	15,189	1,323
Priority Technology Holdings, Inc.* †	17,236	115
Radian Group, Inc.	69,143	2,605
Remitly Global, Inc.*	96,105	2,154
Repay Holdings Corp.*	29,047	122
Security National Financial Corp., Class A* †	8,491	82
Sezzle, Inc.* †	8,301	1,425
StoneCo Ltd., Class A†	117,517	1,274
Velocity Financial, Inc.* †	6,479	120
Walker & Dunlop, Inc.	17,135	937
Waterstone Financial, Inc.	7,567	157
		34,206
Food Products – 0.5%
Alico, Inc.	2,677	111
B&G Foods, Inc.†	40,658	162
BRC, Inc., Class A* †	30,280	34
Cal-Maine Foods, Inc.	22,143	1,784
Del Monte Corp.	16,787	468
Dole PLC	39,590	543
Flowers Foods, Inc.†	96,914	766
Forafric Global PLC* †	3,264	33
J&J Snack Foods Corp.†	7,711	566
John B. Sanfilippo & Son, Inc.	4,173	359
Lifeway Foods, Inc.* †	2,966	88
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Food Products – 0.5%continued
Limoneira Co.†	8,369	$110
Mama's Creations, Inc.*	19,013	339
Marzetti (The) Co.	10,098	1,153
Mission Produce, Inc.*	29,531	348
Once Upon a Farm PBC* †	6,259	128
Seneca Foods Corp., Class A*	2,288	398
Simply Good Foods (The) Co.*	42,731	567
Utz Brands, Inc.†	38,528	297
Vital Farms, Inc.* †	18,881	220
Westrock Coffee Co.* †	19,348	157
		8,631
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A†	63,898	2,460
Chesapeake Utilities Corp.	12,290	1,505
New Jersey Resources Corp.	51,996	2,914
Northwest Natural Holding Co.	21,700	1,065
ONE Gas, Inc.	32,244	2,485
RGC Resources, Inc.†	3,935	94
Southwest Gas Holdings, Inc.	37,349	3,312
Spire, Inc.	29,952	2,339
		16,174
Ground Transportation – 0.4%
ArcBest Corp.	11,323	1,625
Covenant Logistics Group, Inc.†	8,049	356
FTAI Infrastructure, Inc.†	57,122	265
Heartland Express, Inc.†	19,413	295
Hertz Global Holdings, Inc.* †	66,469	151
Marten Transport Ltd.	29,959	520
PAMT CORP.*	2,369	33
Proficient Auto Logistics, Inc.* †	10,658	73
RXO, Inc.* †	84,838	2,341
Universal Logistics Holdings, Inc.†	3,037	45
Werner Enterprises, Inc.†	30,711	1,339
		7,043
Health Care Equipment & Supplies – 2.7%
Acme United Corp.†	1,548	74
Alphatec Holdings, Inc.*	62,808	543
AngioDynamics, Inc.*	19,201	250
Anteris Technologies Global Corp.* †	41,273	406
Artivion, Inc.*	23,149	520
AtriCure, Inc.*	25,258	707
Avanos Medical, Inc.*	23,107	575
Axogen, Inc.*	26,605	1,229
EQUITY FUNDS 124 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Equipment & Supplies – 2.7%continued
Beta Bionics, Inc.* †	20,634	$323
Bioventus, Inc., Class A* †	24,321	230
Butterfly Network, Inc.*	106,521	897
CapsoVision, Inc.*	18,030	137
Carlsmed, Inc.* †	4,439	46
Ceribell, Inc.*	14,183	276
Cerus Corp.*	102,403	299
ClearPoint Neuro, Inc.* †	14,071	251
CONMED Corp.	15,650	512
CVRx, Inc.* †	5,648	29
Delcath Systems, Inc.*	14,954	188
DENTSPLY SIRONA, Inc.	103,763	1,101
Electromed, Inc.*	3,464	146
Embecta Corp.†	26,044	85
Enovis Corp.* †	29,500	611
Establishment Labs Holdings, Inc.* †	13,706	1,176
Glaukos Corp.*	29,171	4,077
Haemonetics Corp.*	23,866	1,790
Hyperfine, Inc.* †	40,754	55
ICU Medical, Inc.* †	12,506	1,833
Inogen, Inc.* †	12,467	80
Inspire Medical Systems, Inc.*	14,708	656
Integer Holdings Corp.*	17,361	1,622
Integra LifeSciences Holdings Corp.*	34,677	623
iRadimed Corp.	4,337	414
IRhythm Holdings, Inc.*	16,753	1,993
Kestra Medical Technologies Ltd.* †	13,524	344
KORU Medical Systems, Inc.* †	21,744	91
Lantheus Holdings, Inc.*	33,041	3,665
LeMaitre Vascular, Inc.	11,053	1,061
LivaNova PLC*	28,428	2,338
Lucid Diagnostics, Inc.* †	77,421	83
Merit Medical Systems, Inc.*	30,288	2,100
MiniMed Group, Inc.*	14,840	222
Neogen Corp.*	112,112	1,008
NeuroPace, Inc.*	13,639	217
Novocure Ltd.*	54,102	820
Omnicell, Inc.*	23,100	959
OraSure Technologies, Inc.*	32,916	147
Orchestra BioMed Holdings, Inc.*	18,442	80
Orthofix Medical, Inc.*	20,970	192
OrthoPediatrics Corp.* †	8,311	159
Procept Biorobotics Corp.*	28,511	644
Pro-Dex, Inc.* †	972	57
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Equipment & Supplies – 2.7%continued
Pulse Biosciences, Inc.* †	9,552	$265
QuidelOrtho Corp.*	34,964	612
RxSight, Inc.* †	20,746	100
Sanara Medtech, Inc.*	1,830	43
Senseonics Holdings, Inc.* †	20,553	117
Shoulder Innovations, Inc.*	5,469	111
SI-BONE, Inc.* †	22,265	363
Sight Sciences, Inc.* †	19,964	108
STAAR Surgical Co.* †	17,171	493
Stereotaxis, Inc.* †	26,120	45
Strive, Inc., Class A* †	32,820	358
Tactile Systems Technology, Inc.*	11,565	344
Tandem Diabetes Care, Inc.* †	35,361	534
TransMedics Group, Inc.*	17,370	1,154
UFP Technologies, Inc.* †	3,859	1,023
Utah Medical Products, Inc.†	1,554	107
Varex Imaging Corp.*	21,985	229
		43,947
Health Care Providers & Services – 2.9%
Acadia Healthcare Co., Inc.*	47,102	1,391
Accendra Health, Inc.*	32,481	111
AdaptHealth Corp.*	52,180	544
Addus HomeCare Corp.*	9,439	948
agilon health, Inc.* †	6,321	678
AirSculpt Technologies, Inc.* †	5,620	25
Alignment Healthcare, Inc.*	103,329	2,460
AMN Healthcare Services, Inc.*	20,085	650
Ardent Health, Inc.*	11,022	108
Astrana Health, Inc.*	23,077	1,071
Aveanna Healthcare Holdings, Inc.*	39,636	340
BrightSpring Health Services, Inc.*	82,517	5,755
Brookdale Senior Living, Inc.*	121,305	1,952
Castle Biosciences, Inc.*	15,156	362
Clover Health Investments Corp.*	212,901	1,116
Community Health Systems, Inc.*	67,345	225
Concentra Group Holdings Parent, Inc.	59,628	1,774
CorVel Corp.*	14,956	935
Cross Country Healthcare, Inc.*	14,771	195
Fulgent Genetics, Inc.*	9,177	188
GeneDx Holdings Corp.*	10,124	695
Guardian Pharmacy Services, Inc., Class A*	9,020	378
HealthEquity, Inc.*	42,815	3,867
Hims & Hers Health, Inc.* †	109,346	3,791
NORTHERN FUNDS QUARTERLY REPORT  125 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Providers & Services – 2.9%continued
Hinge Health, Inc., Class A*	21,192	$1,759
InfuSystem Holdings, Inc.*	9,963	96
Innovage Holding Corp.*	10,367	123
LifeStance Health Group, Inc.*	96,905	1,038
Lumexa Imaging Holdings, Inc.* †	8,290	94
National HealthCare Corp.	6,552	1,385
NeoGenomics, Inc.*	66,638	972
NRC Health†	6,148	133
Nutex Health, Inc.* †	2,540	434
Omada Health, Inc.*	17,833	391
Oncology Institute (The), Inc.*	36,877	200
OPKO Health, Inc.* †	197,187	296
Option Care Health, Inc.*	80,777	1,694
PACS Group, Inc.*	23,585	1,006
Pediatrix Medical Group, Inc.*	42,142	1,067
Pennant Group (The), Inc.*	17,062	630
Privia Health Group, Inc.*	61,295	1,577
Progyny, Inc.*	34,548	996
RadNet, Inc.*	36,192	2,232
SBC Medical Group Holdings, Inc.* †	8,677	27
Sonida Senior Living, Inc.* †	14,543	593
Strata Critical Medical, Inc.* †	35,489	187
Surgery Partners, Inc.* †	40,594	682
Talkspace, Inc.*	73,877	384
U.S. Physical Therapy, Inc.†	7,590	521
Viemed Healthcare, Inc.*	17,649	201
		48,277
Health Care Real Estate Investment Trusts – 0.8%
CareTrust REIT, Inc.	114,845	4,634
Chiron Real Estate, Inc.†	6,600	248
Community Healthcare Trust, Inc.†	14,119	258
Diversified Healthcare Trust†	112,907	1,050
LTC Properties, Inc.	25,089	965
National Health Investors, Inc.	24,560	1,873
National Healthcare Properties, Inc.*	23,554	345
Sabra Health Care REIT, Inc.	129,057	2,518
Sila Realty Trust, Inc.†	25,505	774
Strawberry Fields REIT, Inc.	4,513	62
Universal Health Realty Income Trust†	6,736	295
		13,022
Health Care Technology – 0.3%
Certara, Inc.*	58,496	383
Claritev Corp.* †	5,089	173
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Technology – 0.3%continued
Evolent Health, Inc., Class A* †	58,232	$316
HealthStream, Inc.	11,844	323
HeartFlow, Inc.*	40,655	1,193
LifeMD, Inc.* †	19,914	82
Phreesia, Inc.*	24,027	247
Schrodinger, Inc.*	28,737	467
Simulations Plus, Inc.*	8,897	163
Teladoc Health, Inc.*	92,318	783
TruBridge, Inc.*	5,556	146
Waystar Holding Corp.*	56,378	1,157
		5,433
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	111,254	1,870
Braemar Hotels & Resorts, Inc.	31,294	68
Chatham Lodging Trust	23,449	310
DiamondRock Hospitality Co.	104,775	1,276
Park Hotels & Resorts, Inc.	95,716	1,364
Pebblebrook Hotel Trust†	57,619	1,118
RLJ Lodging Trust†	63,451	752
Ryman Hospitality Properties, Inc.	31,759	4,083
Service Properties Trust	297,744	503
Summit Hotel Properties, Inc.†	53,339	374
Sunstone Hotel Investors, Inc.	92,535	1,059
Xenia Hotels & Resorts, Inc.	47,583	969
		13,746
Hotels, Restaurants & Leisure – 2.0%
Accel Entertainment, Inc.*	26,413	333
Bally's Corp.* †	4,801	66
Biglari Holdings, Inc., Class A*	28	59
Biglari Holdings, Inc., Class B*	360	153
BJ's Restaurants, Inc.*	9,778	594
Black Rock Coffee Bar, Inc., Class A*	9,453	78
Bloomin' Brands, Inc.	44,408	406
Brightstar Lottery PLC	49,348	529
Brinker International, Inc.*	22,002	3,696
Cheesecake Factory (The), Inc.†	23,937	1,904
Cracker Barrel Old Country Store, Inc.†	11,510	614
Dave & Buster's Entertainment, Inc.*	14,207	162
Dine Brands Global, Inc.†	6,523	234
El Pollo Loco Holdings, Inc.* †	14,872	252
First Watch Restaurant Group, Inc.*	32,075	413
Genius Sports Ltd.*	120,789	732
Global Business Travel Group I*	64,050	601
EQUITY FUNDS 126 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Hotels, Restaurants & Leisure – 2.0%continued
Hilton Grand Vacations, Inc.*	28,689	$1,502
Inspired Entertainment, Inc.*	11,461	95
Jack in the Box, Inc.* †	8,102	128
Krispy Kreme, Inc.* †	41,723	147
Kura Sushi U.S.A., Inc., Class A* †	3,575	206
Life Time Group Holdings, Inc.* †	74,084	3,026
Lindblad Expeditions Holdings, Inc.*	25,291	714
Marriott Vacations Worldwide Corp.	14,256	1,452
Monarch Casino & Resort, Inc.	6,178	813
Nathan's Famous, Inc.	1,511	154
Navan, Inc., Class A*	52,656	1,204
Papa John's International, Inc.†	16,965	624
Penn Entertainment, Inc.*	65,499	1,399
Portillo's, Inc., Class A* †	34,068	162
Pursuit Attractions and Hospitality, Inc.*	10,594	593
RCI Hospitality Holdings, Inc.	3,188	87
Red Rock Resorts, Inc., Class A†	24,334	1,583
Rush Street Interactive, Inc.*	51,323	1,526
Sabre Corp.* †	167,357	350
Serve Robotics, Inc.* †	37,057	244
Shake Shack, Inc., Class A*	20,014	1,121
SHARPLINK, Inc.*	95,243	457
Six Flags Entertainment Corp.* †	49,079	1,045
Super Group SGHC Ltd.	82,961	1,124
Sweetgreen, Inc., Class A*	53,659	473
Target Hospitality Corp.*	20,865	425
United Parks & Resorts, Inc.* †	10,067	481
Venu Holding Corp.*	25,328	58
Wendy's (The) Co.†	82,267	682
Xponential Fitness, Inc., Class A* †	18,610	129
		32,830
Household Durables – 1.6%
Beazer Homes U.S.A., Inc.*	12,628	354
Cavco Industries, Inc.*	3,978	2,444
Century Communities, Inc.	12,943	927
Champion Homes, Inc.*	28,202	2,485
Cricut, Inc., Class A†	26,318	116
Dream Finders Homes, Inc., Class A*	13,711	237
Ethan Allen Interiors, Inc.	12,293	275
Flexsteel Industries, Inc.	1,685	125
GoPro, Inc., Class A*	71,918	56
Green Brick Partners, Inc.*	15,604	1,249
Hamilton Beach Brands Holding Co., Class A	3,774	87
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Household Durables – 1.6%continued
Helen of Troy Ltd.*	11,851	$345
Hovnanian Enterprises, Inc., Class A*	2,435	347
Installed Building Products, Inc.	12,078	2,776
KB Home	31,081	1,945
La-Z-Boy, Inc.†	20,614	827
Legacy Housing Corp.*	4,486	118
Leggett & Platt, Inc.	69,294	811
LGI Homes, Inc.*	10,581	674
Lifetime Brands, Inc.	6,355	54
Lovesac (The) Co.* †	7,422	124
M/I Homes, Inc.*	13,003	2,091
Meritage Homes Corp.	33,816	2,835
Newell Brands, Inc.	217,829	1,337
Sonos, Inc.*	61,535	833
Taylor Morrison Home Corp.*	48,202	3,458
XMAX, Inc.*	30,918	281
		27,211
Household Products – 0.3%
Central Garden & Pet Co.*	4,017	178
Central Garden & Pet Co., Class A*	25,746	998
Energizer Holdings, Inc.†	31,522	676
Oil-Dri Corp. of America†	5,011	512
Spectrum Brands Holdings, Inc.	11,523	988
WD-40 Co.†	6,936	1,690
		5,042
Independent Power & Renewable Electricity Producers – 0.2%
Hallador Energy Co.*	18,209	317
Montauk Renewables, Inc.* †	36,783	57
Ormat Technologies, Inc.†	31,792	3,462
		3,836
Industrial Conglomerates – 0.1%
Brookfield Business Corp., Class A	35,338	1,055
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	29,311	260
Innovative Industrial Properties, Inc.†	14,595	905
LXP Industrial Trust†	29,865	1,609
One Liberty Properties, Inc.	8,450	206
Terreno Realty Corp.	54,052	3,501
		6,481
Insurance – 2.1%
Abacus Global Management, Inc.†	14,013	150
Accelerant Holdings, Class A*	30,959	363
American Coastal Insurance Corp.	13,500	150
NORTHERN FUNDS QUARTERLY REPORT  127 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Insurance – 2.1%continued
American Integrity Insurance Group, Inc.†	6,333	$119
AMERISAFE, Inc.†	9,633	326
Ategrity Specialty Holdings LLC*	4,858	117
Baldwin Insurance Group (The), Inc.*	49,635	1,319
Bowhead Specialty Holdings, Inc.*	9,453	283
Citizens, Inc.* †	22,709	130
CNO Financial Group, Inc.	47,532	2,423
Crawford & Co., Class A	7,865	89
Donegal Group, Inc., Class A†	8,973	169
Employers Holdings, Inc.	9,449	477
Exzeo Group, Inc.* †	3,219	54
F&G Annuities & Life, Inc.	18,027	479
Genworth Financial, Inc.*	195,382	1,850
Goosehead Insurance, Inc., Class A*	11,890	577
Greenlight Capital Re Ltd., Class A*	13,516	219
Hamilton Insurance Group Ltd., Class B	23,423	795
HCI Group, Inc.	5,709	1,000
Heritage Insurance Holdings, Inc.*	12,560	328
Hippo Holdings, Inc.*	9,659	273
Horace Mann Educators Corp.	20,590	1,063
Investors Title Co.	751	205
James River Group Holdings, Inc.†	15,717	69
Kemper Corp.	30,255	816
Kingstone Cos., Inc.	6,099	116
Kingsway Corp.*	11,387	119
Lemonade, Inc.*	36,396	2,368
MBIA, Inc.*	24,342	159
Mercury General Corp.	13,779	1,469
Neptune Insurance Holdings, Inc., Class A*	19,332	609
NI Holdings, Inc.*	3,762	59
Octave Specialty Group, Inc.*	18,996	118
Oscar Health, Inc., Class A*	121,931	3,477
Palomar Holdings, Inc.*	13,447	1,700
Pelagos Insurance Capital Ltd.	22,167	540
Root, Inc., Class A*	6,566	367
Safety Insurance Group, Inc.	7,464	559
Selective Insurance Group, Inc.	30,815	2,989
SiriusPoint Ltd.*	53,661	1,288
Skyward Specialty Insurance Group, Inc.*	21,244	1,240
Slide Insurance Holdings, Inc.*	33,452	648
Stewart Information Services Corp.	15,504	1,024
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Insurance – 2.1%continued
Tiptree, Inc.†	12,063	$216
Trupanion, Inc.* †	16,825	417
United Fire Group, Inc.	11,149	585
Universal Insurance Holdings, Inc.	13,038	539
		34,449
Interactive Media & Services – 0.5%
Angi, Inc.*	12,361	74
Bumble, Inc., Class A*	53,001	170
Cargurus, Inc.*	38,230	1,303
Cars.com, Inc.* †	21,962	240
EverQuote, Inc., Class A*	14,364	342
fuboTV, Inc., Class A* †	15,107	139
Grindr, Inc.*	12,392	178
MediaAlpha, Inc., Class A* †	14,496	182
Nextdoor Holdings, Inc.*	119,498	271
QuinStreet, Inc.* †	28,301	415
RUM Group, Inc.* †	57,272	363
Shutterstock, Inc.	13,492	188
Taboola.com Ltd.*	63,691	318
TripAdvisor, Inc.*	44,006	603
Trump Media & Technology Group Corp.*	81,202	629
Webtoon Entertainment, Inc.* †	11,098	127
Yelp, Inc.*	27,297	669
Ziff Davis, Inc.* †	17,676	926
ZipRecruiter, Inc., Class A* †	29,368	110
ZoomInfo Technologies, Inc.*	124,806	366
		7,613
IT Services – 0.4%
Backblaze, Inc., Class A*	30,075	477
BigBear.ai Holdings, Inc.* †	247,259	907
Brand Engagement Network, Inc.* †	2,351	40
Commerce.com, Inc.* †	33,565	99
Crexendo, Inc.*	7,620	57
DXC Technology Co.*	87,186	772
Everforth, Inc.*	20,975	375
Fastly, Inc., Class A*	77,481	1,423
Globant S.A.*	21,860	633
Grid Dynamics Holdings, Inc.*	31,392	178
Hackett Group (The), Inc.†	10,159	109
Information Services Group, Inc.	18,623	76
Rackspace Technology, Inc.*	46,341	303
SharonAI Holdings, Inc.* †	2,216	188
TSS, Inc.*	12,625	155
EQUITY FUNDS 128 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
IT Services – 0.4%continued
Tucows, Inc., Class A* †	3,795	$51
Unisys Corp.*	29,602	108
Whitefiber, Inc.*	5,860	228
		6,179
Leisure Products – 0.5%
Acushnet Holdings Corp.†	14,139	1,676
Callaway Golf Co.*	71,416	1,342
Escalade, Inc.†	4,274	80
Funko, Inc., Class A*	21,218	125
JAKKS Pacific, Inc.	4,297	100
Johnson Outdoors, Inc., Class A	3,358	155
Latham Group, Inc.* †	27,376	177
Malibu Boats, Inc., Class A*	10,170	279
MasterCraft Boat Holdings, Inc.* †	9,501	245
Peloton Interactive, Inc., Class A*	207,004	1,224
Polaris, Inc.	27,674	1,894
Smith & Wesson Brands, Inc.†	22,624	340
Sturm Ruger & Co., Inc.	7,142	270
Tron, Inc.*	28,072	45
		7,952
Life Sciences Tools & Services – 0.5%
10X Genomics, Inc., Class A*	60,308	2,312
Adaptive Biotechnologies Corp.*	77,934	1,672
Alamar Biosciences, Inc.*	6,895	187
Alpha Teknova, Inc.* †	5,808	33
Azenta, Inc.* †	21,295	543
BioLife Solutions, Inc.* †	21,608	610
Codexis, Inc.*	37,998	86
CryoPort, Inc.* †	25,091	394
Cytek Biosciences, Inc.* †	62,771	278
Fortrea Holdings, Inc.*	48,854	850
Ginkgo Bioworks Holdings, Inc.*	24,725	245
Lifecore Biomedical, Inc.* †	12,025	63
Maravai LifeSciences Holdings, Inc., Class A*	57,077	356
Mesa Laboratories, Inc.	2,698	269
Nautilus Biotechnology, Inc.*	25,986	49
Omniab, Inc.(1) *	3,016	—
OmniAb, Inc.*	54,779	135
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	—
Pacific Biosciences of California, Inc.* †	142,650	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Life Sciences Tools & Services – 0.5%continued
Personalis, Inc.*	34,279	$459
Quanterix Corp.*	18,085	78
		8,859
Machinery – 3.4%
3D Systems Corp.* †	75,056	227
Aebi Schmidt Holding A.G.	19,526	245
AirJoule Technologies Corp.* †	16,902	94
Alamo Group, Inc.	5,361	882
Albany International Corp., Class A	14,640	1,091
Alliance Laundry Holdings, Inc.* †	21,946	582
Astec Industries, Inc.	11,778	721
Atmus Filtration Technologies, Inc.†	42,203	2,152
Blue Bird Corp.*	16,158	1,276
CECO Environmental Corp.* †	26,686	2,421
Columbus McKinnon Corp.	14,950	226
Commercial Vehicle Group, Inc.*	16,167	75
Douglas Dynamics, Inc.†	11,783	636
Elmet Group (The) Co.* †	5,262	104
Energy Recovery, Inc.*	27,078	244
Enerpac Tool Group Corp.	26,399	947
Enpro, Inc.	10,896	4,107
ESCO Technologies, Inc.	13,402	4,691
Federal Signal Corp.	30,873	3,967
Franklin Electric Co., Inc.	19,336	2,073
FreightCar America, Inc.*	7,818	76
Gencor Industries, Inc.*	5,658	84
Gorman-Rupp (The) Co.	10,786	990
Graham Corp.*	5,410	670
Greenbrier (The) Cos., Inc.†	15,651	767
Helios Technologies, Inc.	16,880	1,507
Hillman Solutions Corp.*	101,080	853
Hyster-Yale, Inc.	5,914	207
JBT Marel Corp.†	26,856	3,894
Kadant, Inc.†	6,078	1,910
Kennametal, Inc.	39,233	1,375
L.B. Foster Co., Class A*	4,874	220
Lindsay Corp.	5,280	654
Luxfer Holdings PLC†	13,973	252
Manitowoc (The) Co., Inc.*	18,466	256
Mayville Engineering Co., Inc.*	7,397	277
Microvast Holdings, Inc.* †	111,085	130
Miller Industries, Inc.	5,387	276
Mueller Water Products, Inc., Class A†	79,440	2,052
Omega Flex, Inc.†	1,384	43
NORTHERN FUNDS QUARTERLY REPORT  129 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Machinery – 3.4%continued
Palladyne AI Corp.* †	18,526	$113
Park-Ohio Holdings Corp.†	4,847	186
Perma-Pipe International Holdings, Inc.*	3,583	98
Proto Labs, Inc.*	12,176	992
Richtech Robotics, Inc., Class B* †	94,200	199
Standex International Corp.	6,156	2,202
Taylor Devices, Inc.*	1,667	98
Tennant Co.†	9,087	795
Terex Corp.	58,257	4,217
Titan International, Inc.*	27,536	212
Trinity Industries, Inc.	41,016	1,418
Twin Disc, Inc.	6,030	140
Velo3D, Inc.*	8,545	150
Wabash National Corp.	20,540	277
Worthington Enterprises, Inc.	15,835	851
		55,202
Marine Transportation – 0.3%
Costamare Bulkers Holdings Ltd.* †	4,299	76
Costamare, Inc.	23,187	325
Genco Shipping & Trading Ltd.	16,827	417
Himalaya Shipping Ltd.* †	15,208	203
Matson, Inc.	15,418	2,964
Pangaea Logistics Solutions Ltd.	18,532	120
Safe Bulkers, Inc.†	27,900	176
		4,281
Media – 0.5%
Advantage Solutions, Inc.* †	2,118	92
AMC Global Media, Inc.* †	16,667	166
Boston Omaha Corp., Class A*	11,766	160
Cable One, Inc.*	2,751	146
Clear Channel Outdoor Holdings, Inc.*	198,879	481
DoubleVerify Holdings, Inc.*	70,956	769
Emerald Holding, Inc.†	3,573	18
Entravision Communications Corp., Class A†	31,678	413
EW Scripps (The) Co., Class A* †	24,522	68
Gray Media, Inc.	46,089	183
Ibotta, Inc., Class A* †	4,646	159
iHeartMedia, Inc., Class A* †	63,701	273
John Wiley & Sons, Inc., Class A†	20,021	971
Lee Enterprises, Inc.*	3,627	33
Magnite, Inc.*	73,169	1,389
MNTN, Inc., Class A*	24,419	225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Media – 0.5%continued
National CineMedia, Inc.	35,955	$137
Newsmax, Inc.* †	22,627	187
Nexxen International Ltd.*	13,874	125
Optimum Communications, Inc., Class A* †	139,381	202
PubMatic, Inc., Class A* †	19,526	256
Scholastic Corp.†	7,751	357
Sinclair, Inc.	21,564	307
Stagwell, Inc.* †	53,021	394
TechTarget, Inc.* †	16,278	59
U.S.A. TODAY Co., Inc.*	69,614	595
		8,165
Metals & Mining – 1.9%
Alpha Metallurgical Resources, Inc.*	5,413	893
American Battery Technology Co.*	68,312	193
Ampco-Pittsburgh Corp.*	8,402	73
Caledonia Mining Corp. PLC†	8,030	153
Century Aluminum Co.*	35,511	1,634
Commercial Metals Co.	57,014	3,578
Compass Minerals International, Inc.*	16,297	507
Constellium S.E.*	68,621	2,187
Contango Silver & Gold, Inc.* †	13,362	211
Critical Metals Corp.* †	34,369	352
Dakota Gold Corp.*	59,312	253
Elemental Royalty Corp.†	18,186	317
Ferroglobe PLC	59,594	189
Friedman Industries, Inc.	3,549	114
Gold Resource Corp.*	88,363	111
Hycroft Mining Holding Corp., Class A* †	27,460	643
Idaho Strategic Resources, Inc.* †	7,788	255
Ivanhoe Electric, Inc.*	60,819	584
Kaiser Aluminum Corp.	8,373	1,638
Lifezone Metals Ltd.* †	21,250	82
Materion Corp.	10,625	3,160
McEwen, Inc.* †	25,926	470
Metallus, Inc.*	19,047	356
NioCorp. Developments Ltd.*	72,628	350
Novagold Resources, Inc.*	176,797	1,055
Perpetua Resources Corp.* †	43,345	900
Ramaco Resources, Inc., Class A* †	22,595	299
Ramaco Resources, Inc., Class B*	3,704	32
REalloys, Inc.* †	28,136	407
Ryerson Holding Corp.	22,919	564
EQUITY FUNDS 130 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Metals & Mining – 1.9%continued
Silver Bow Mining Corp.*	3,414	$23
SSR Mining, Inc.*	111,735	3,160
SunCoke Energy, Inc.	44,425	358
Tredegar Corp.*	15,210	121
U.S. Gold Corp.* †	6,362	98
U.S.A. Rare Earth, Inc., Class A*	98,282	2,121
United States Antimony Corp.* †	67,744	492
Vista Gold Corp.* †	73,167	140
Vox Royalty Corp.	31,857	151
Warrior Met Coal, Inc.	26,879	2,181
Worthington Steel, Inc.	16,883	567
		30,972
Mortgage Real Estate Investment Trusts – 0.8%
ACRES Commercial Realty Corp.*	2,144	38
Adamas Trust, Inc.	44,042	413
Angel Oak Mortgage REIT, Inc.†	9,117	83
Apollo Commercial Real Estate Finance, Inc.†	68,913	736
Arbor Realty Trust, Inc.†	97,525	528
Ares Commercial Real Estate Corp.†	28,157	127
ARMOUR Residential REIT, Inc.†	64,440	1,124
Blackstone Mortgage Trust, Inc., Class A†	81,873	1,388
BrightSpire Capital, Inc.†	63,919	348
Chicago Atlantic Real Estate Finance, Inc.†	8,379	90
Chimera Investment Corp.	42,999	574
Claros Mortgage Trust, Inc.*	50,918	120
Dynex Capital, Inc.†	110,804	1,453
Ellington Financial, Inc.	63,179	860
Franklin BSP Realty Trust, Inc.†	38,150	310
Invesco Mortgage Capital, Inc.†	46,931	371
KKR Real Estate Finance Trust, Inc.†	25,738	176
Ladder Capital Corp.	58,757	585
MFA Financial, Inc.†	52,470	508
Nexpoint Real Estate Finance, Inc.†	3,924	61
Orchid Island Capital, Inc.†	103,249	720
PennyMac Mortgage Investment Trust†	44,728	504
Ready Capital Corp.†	66,100	116
Redwood Trust, Inc.	65,435	310
Seven Hills Realty Trust	9,764	82
TPG Mortgage Investment Trust, Inc.	16,266	129
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Mortgage Real Estate Investment Trusts – 0.8%continued
TPG RE Finance Trust, Inc.	37,132	$311
Two Harbors Investment Corp.	53,945	669
		12,734
Multi-Utilities – 0.4%
Avista Corp.	42,443	1,736
Black Hills Corp.	39,326	2,926
Northwestern Energy Group, Inc.	31,680	2,269
TXNM Energy, Inc.(1)	50,000	—
Unitil Corp.	9,246	487
		7,418
Office Real Estate Investment Trusts – 0.6%
Brandywine Realty Trust	87,360	277
COPT Defense Properties†	58,692	2,136
Douglas Emmett, Inc.	84,069	992
Easterly Government Properties, Inc.	22,692	565
Empire State Realty Trust, Inc., Class A†	73,703	399
Highwoods Properties, Inc.	56,590	1,707
Hudson Pacific Properties, Inc.*	27,186	413
JBG SMITH Properties†	30,627	449
NET Lease Office Properties†	8,080	90
Orion Properties, Inc.	26,407	76
Piedmont Realty Trust, Inc.*	65,132	596
Postal Realty Trust, Inc., Class A†	13,101	323
SL Green Realty Corp.†	36,897	1,910
		9,933
Oil, Gas & Consumable Fuels – 3.3%
Aemetis, Inc.* †	34,165	56
American Resources Corp.* †	46,282	100
Amplify Energy Corp.*	18,819	75
Ardmore Shipping Corp.	18,040	253
BKV Corp.*	16,412	449
California Resources Corp.	37,130	1,963
Calumet, Inc.*	34,987	1,260
Centrus Energy Corp., Class A* †	9,436	1,584
Clean Energy Fuels Corp.*	85,949	176
CNX Resources Corp.*	69,934	2,373
Comstock Resources, Inc.*	36,005	537
Comstock, Inc.*	39,125	163
Core Natural Resources, Inc.	25,721	2,058
Crescent Energy Co., Class A	131,476	1,291
CVR Energy, Inc.	15,168	418
Delek U.S. Holdings, Inc.	30,907	1,570
DHT Holdings, Inc.	74,545	1,232
NORTHERN FUNDS QUARTERLY REPORT  131 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Diversified Energy Co.†	35,929	$498
Dorian LPG Ltd.	18,974	660
Encore Energy Corp.* †	101,964	134
Energy Fuels, Inc.* †	127,273	1,845
Epsilon Energy Ltd.†	11,260	61
Evolution Petroleum Corp.	17,790	65
Excelerate Energy, Inc., Class A	12,261	466
FLEX LNG Ltd.* †	15,770	443
FutureFuel Corp.	11,564	52
Gevo, Inc.* †	123,716	186
Golar LNG Ltd.	49,721	2,478
Granite Ridge Resources, Inc.†	25,933	114
Green Plains, Inc.*	35,177	541
Gulfport Energy Corp.*	8,097	1,374
HighPeak Energy, Inc.	12,016	84
Infinity Natural Resources, Inc., Class A* †	7,734	98
International Seaways, Inc.	21,310	1,632
Kinetik Holdings, Inc.	26,073	1,260
Kolibri Global Energy, Inc.* †	11,936	59
Kosmos Energy Ltd.*	301,070	635
Lightbridge Corp.* †	17,780	156
Magnolia Oil & Gas Corp., Class A	93,869	2,401
Murphy Oil Corp.	70,145	2,284
NACCO Industries, Inc., Class A	2,009	101
Navigator Holdings Ltd.	18,681	348
New Era Energy & Digital, Inc.* †	41,583	265
NextDecade Corp.* †	85,237	643
Nordic American Tankers Ltd.	103,878	575
Northern Oil & Gas, Inc.	53,351	968
OPAL Fuels, Inc., Class A* †	9,784	22
Par Pacific Holdings, Inc.*	24,874	1,395
PBF Energy, Inc., Class A	50,011	2,277
Peabody Energy Corp.	62,718	1,450
PrimeEnergy Resources Corp.* †	306	51
REX American Resources Corp.*	14,845	670
Riley Exploration Permian, Inc.	7,875	260
Ring Energy, Inc.*	99,815	108
Sable Offshore Corp.* †	67,732	209
SandRidge Energy, Inc.	16,804	230
Scorpio Tankers, Inc.	23,540	1,630
SFL Corp. Ltd.	62,733	640
SM Energy Co.	123,348	3,219
Summit Midstream Corp.*	4,407	126
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Talos Energy, Inc.*	64,727	$836
Teekay Corp. Ltd.	28,919	289
Teekay Tankers Ltd., Class A	12,430	806
Uranium Energy Corp.*	250,257	2,668
Ur-Energy, Inc.*	196,406	267
VAALCO Energy, Inc.	54,075	275
Vitesse Energy, Inc.†	16,807	265
W&T Offshore, Inc.	48,612	153
World Kinect Corp.	25,578	843
		54,673
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,269	114
Magnera Corp.*	17,128	201
Sylvamo Corp.	17,152	649
		964
Passenger Airlines – 0.5%
Allegiant Travel Co.*	12,394	1,457
flyExclusive, Inc.* †	6,860	14
Frontier Group Holdings, Inc.* †	30,868	244
JetBlue Airways Corp.*	172,955	991
Joby Aviation, Inc.* †	342,770	3,057
Mesa Air Group, Inc.* †	6,519	137
SkyWest, Inc.*	20,335	2,020
Wheels Up Experience, Inc.*	3,187	29
		7,949
Personal Care Products – 0.3%
BellRing Brands, Inc.*	60,157	778
Coty, Inc., Class A*	184,561	398
Edgewell Personal Care Co.†	23,976	644
Herbalife Ltd.*	51,930	683
Honest (The) Co., Inc.* †	50,266	184
Interparfums, Inc.	9,391	1,050
Nature's Sunshine Products, Inc.*	7,466	163
Niagen Bioscience, Inc.* †	30,361	97
Nu Skin Enterprises, Inc., Class A†	24,436	129
Oddity Tech Ltd., Class A* †	20,467	310
Olaplex Holdings, Inc.* †	72,127	148
USANA Health Sciences, Inc.*	5,988	128
		4,712
Pharmaceuticals – 2.8%
Aclaris Therapeutics, Inc.* †	61,003	323
Alto Neuroscience, Inc.*	13,206	349
Alumis, Inc.* †	39,901	1,123
EQUITY FUNDS 132 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Pharmaceuticals – 2.8%continued
Amneal Pharmaceuticals, Inc.*	86,379	$1,495
Amphastar Pharmaceuticals, Inc.*	15,893	321
Amylyx Pharmaceuticals, Inc.*	46,462	834
AN2 Therapeutics, Inc.*	13,726	66
ANI Pharmaceuticals, Inc.*	10,379	859
Aquestive Therapeutics, Inc.* †	55,698	232
Arvinas, Inc.*	30,730	255
AtaiBeckley, Inc.*	161,905	853
Atea Pharmaceuticals, Inc.*	34,065	158
Avalyn Pharma, Inc.* †	8,816	290
BioAge Labs, Inc.* †	17,744	435
Collegium Pharmaceutical, Inc.* †	16,668	603
Context Therapeutics, Inc.*	48,835	27
Contineum Therapeutics, Inc., Class A*	13,854	227
CorMedix, Inc.* †	38,378	301
Crinetics Pharmaceuticals, Inc.* †	52,392	1,961
Definium Therapeutics, Inc.* †	65,803	3,095
Edgewise Therapeutics, Inc.*	36,152	1,469
Enliven Therapeutics, Inc.*	21,651	1,099
Esperion Therapeutics, Inc.*	128,047	405
Eton Pharmaceuticals, Inc.*	13,473	488
Evolus, Inc.*	30,735	213
EyePoint, Inc.*	39,117	559
Fulcrum Therapeutics, Inc.* †	26,616	97
Harmony Biosciences Holdings, Inc.*	22,856	832
Harrow, Inc.* †	16,384	696
Indivior Pharmaceuticals, Inc.*	60,668	2,489
Innoviva, Inc.*	38,226	868
LB Pharmaceuticals, Inc.* †	11,286	366
LENZ Therapeutics, Inc.*	10,887	62
Lexicon Pharmaceuticals, Inc.*	125,581	301
Ligand Pharmaceuticals, Inc.*	10,154	3,210
Liquidia Corp.*	35,687	2,845
Maze Therapeutics, Inc.*	17,713	529
MBX Biosciences, Inc.*	15,685	866
MediWound Ltd.* †	5,369	79
Nektar Therapeutics* †	17,422	1,216
Neumora Therapeutics, Inc.*	53,706	91
Nuvation Bio, Inc.*	127,403	724
Ocular Therapeutix, Inc.*	104,111	1,022
Omeros Corp.* †	36,250	345
Oramed Pharmaceuticals, Inc.	15,983	77
Pacira BioSciences, Inc.* †	20,211	513
Perrigo Co. PLC	71,307	741
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Pharmaceuticals – 2.8%continued
Phathom Pharmaceuticals, Inc.* †	24,543	$266
Phibro Animal Health Corp., Class A	10,606	333
Prestige Consumer Healthcare, Inc.*	24,266	1,147
Rapport Therapeutics, Inc.* †	15,468	645
Relmada Therapeutics, Inc.* †	47,624	330
Septerna, Inc.*	11,053	370
SIGA Technologies, Inc.†	18,351	67
SpyGlass Pharma, Inc.*	5,217	116
Supernus Pharmaceuticals, Inc.* †	28,366	1,319
Tarsus Pharmaceuticals, Inc.*	21,157	1,332
Theravance Biopharma, Inc.* †	20,381	347
Third Harmonic Bio, Inc.(1) * †	11,686	—
Trevi Therapeutics, Inc.* †	54,135	1,010
VeraDermics, Inc.*	10,998	1,352
WaVe Life Sciences Ltd.*	69,698	405
Xeris Biopharma Holdings, Inc.*	86,750	687
Zevra Therapeutics, Inc.*	29,793	427
		46,162
Professional Services – 1.1%
Asure Software, Inc.*	12,063	96
Barrett Business Services, Inc.	12,366	439
BlackSky Technology, Inc.*	16,896	472
CBIZ, Inc.*	24,941	800
Clarivate PLC* †	177,614	384
Concentrix Corp.	21,685	486
Conduent, Inc.*	66,529	97
CRA International, Inc.	3,216	458
Exponent, Inc.	24,987	1,468
Falcon's Beyond Global, Inc., Class A* †	14,445	259
First Advantage Corp.* †	40,625	733
Franklin Covey Co.*	4,536	111
HireQuest, Inc.†	2,847	36
Huron Consulting Group, Inc.*	8,391	756
IBEX Holdings Ltd.*	4,967	151
ICF International, Inc.	9,277	676
Innodata, Inc.*	16,103	1,217
Insperity, Inc.	18,692	772
Kelly Services, Inc., Class A	14,407	177
Kforce, Inc.†	8,567	402
Korn Ferry	26,683	1,777
Legalzoom.com, Inc.*	61,492	377
ManpowerGroup, Inc.	23,739	802
Maximus, Inc.	27,867	1,498
NORTHERN FUNDS QUARTERLY REPORT  133 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Professional Services – 1.1%continued
Mistras Group, Inc.*	9,136	$160
Public Policy Holding Co., Inc.†	366	3
RCM Technologies, Inc.*	2,350	66
Resolute Holdings Management, Inc.* †	2,007	290
Spire Global, Inc.* †	15,696	292
TIC Solutions, Inc.*	91,333	739
TriNet Group, Inc.	14,195	702
TrueBlue, Inc.* †	13,169	92
Upwork, Inc.*	61,146	511
Verra Mobility Corp.*	77,961	331
Willdan Group, Inc.*	7,414	586
		18,216
Real Estate Management & Development – 0.8%
AGNT, Inc.	48,154	260
Compass, Inc., Class A*	363,738	4,485
Comstock Holding Cos., Inc.*	1,857	30
Cushman & Wakefield Ltd.*	121,000	1,620
Douglas Elliman, Inc.*	29,476	52
Forestar Group, Inc.*	10,270	325
FRP Holdings, Inc.* †	6,071	152
Marcus & Millichap, Inc.	11,353	354
Maui Land & Pineapple Co., Inc.*	3,439	61
Newmark Group, Inc., Class A	80,261	1,213
Opendoor Technologies, Inc.* †	476,548	2,202
RE/MAX Holdings, Inc., Class A*	9,681	95
Real Brokerage (The), Inc.* †	82,326	150
RMR Group (The), Inc., Class A†	8,159	167
Seaport Entertainment Group, Inc.* †	3,858	103
St. Joe (The) Co.	19,670	1,232
Tejon Ranch Co.*	11,154	209
Transcontinental Realty Investors, Inc.* †	612	28
		12,738
Residential Real Estate Investment Trusts – 0.2%
BRT Apartments Corp.	5,194	80
Centerspace	8,656	486
Independence Realty Trust, Inc.	121,392	2,026
NexPoint Residential Trust, Inc.	11,672	326
UMH Properties, Inc.	41,688	631
		3,549
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	69,026	1,443
Alexander's, Inc.	1,064	293
CBL & Associates Properties, Inc.	9,457	502
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Retail Real Estate Investment Trusts – 1.3%continued
Curbline Properties Corp.	49,965	$1,519
FrontView REIT, Inc.†	10,295	208
Getty Realty Corp.†	29,409	981
InvenTrust Properties Corp.†	40,074	1,419
Kite Realty Group Trust	104,445	2,964
Macerich (The) Co.	144,566	3,642
NETSTREIT Corp.†	50,025	1,057
Phillips Edison & Co., Inc.†	64,886	2,701
Saul Centers, Inc.†	6,922	259
SITE Centers Corp.	26,848	107
Tanger, Inc.	58,021	2,290
Urban Edge Properties	65,352	1,495
Whitestone REIT	23,801	451
		21,331
Semiconductors & Semiconductor Equipment – 3.6%
ACM Research, Inc., Class A*	27,279	3,461
Aehr Test Systems*	15,479	1,487
Aeluma, Inc.* †	6,634	147
Alpha & Omega Semiconductor Ltd.* †	12,512	592
Ambarella, Inc.*	21,565	1,850
Ambiq Micro, Inc.*	9,397	830
Amtech Systems, Inc.*	5,994	138
Atomera, Inc.* †	19,789	172
Axcelis Technologies, Inc.*	15,869	3,006
AXT, Inc.*	31,575	2,276
Blaize Holdings, Inc.* †	33,975	47
Canadian Solar, Inc.*	23,828	382
CEVA, Inc.*	14,252	672
Cohu, Inc.*	23,629	1,746
Diodes, Inc.*	23,277	2,548
Everspin Technologies, Inc.*	9,989	242
GSI Technology, Inc.*	16,316	126
Ichor Holdings Ltd.*	17,753	1,993
Impinj, Inc.* †	14,802	2,120
indie Semiconductor, Inc., Class A* †	108,382	487
inTEST Corp.*	6,020	109
Kopin Corp.* †	88,491	397
Kulicke & Soffa Industries, Inc.	26,246	3,511
MaxLinear, Inc.*	43,818	5,610
Navitas Semiconductor Corp.* †	93,378	1,673
NVE Corp.†	2,365	247
PDF Solutions, Inc.* †	16,726	1,184
Penguin Solutions, Inc.*	25,446	1,934
Photronics, Inc.*	29,394	956
EQUITY FUNDS 134 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Semiconductors & Semiconductor Equipment – 3.6%continued
Power Integrations, Inc.†	28,370	$2,376
QuickLogic Corp.*	7,933	158
Rigetti Computing, Inc.* †	169,590	3,277
Silicon Laboratories, Inc.*	16,781	3,668
SkyWater Technology, Inc.*	18,891	658
Synaptics, Inc.* †	19,674	2,444
T1 Energy, Inc.*	90,350	857
Toyo Co. Ltd.*	4,011	28
Ultra Clean Holdings, Inc.*	22,755	3,245
Veeco Instruments, Inc.*	30,438	2,307
Wolfspeed, Inc.* †	14,594	704
		59,665
Software – 5.9%
8x8, Inc.*	72,815	125
A10 Networks, Inc.	36,408	1,360
ACI Worldwide, Inc.*	51,999	2,615
Adeia, Inc.	56,418	1,858
Agilysys, Inc.* †	13,288	1,389
Alarm.com Holdings, Inc.*	24,019	1,122
Alkami Technology, Inc.* †	33,889	614
Amplitude, Inc., Class A*	48,273	369
Appian Corp., Class A* †	20,075	460
Arteris, Inc.*	17,610	856
Asana, Inc., Class A* †	49,947	350
AvePoint, Inc.*	84,919	952
Bit Digital, Inc.* †	170,017	306
Bitdeer Technologies Group, Class A* †	65,668	1,042
Blackbaud, Inc.* †	18,139	537
BlackLine, Inc.* †	25,002	702
Blend Labs, Inc., Class A*	86,093	147
Box, Inc., Class A*	69,099	1,834
Braze, Inc., Class A* †	48,278	1,047
C3.ai, Inc., Class A* †	68,878	626
Cerence, Inc.*	22,831	258
Cipher Digital, Inc.* †	171,789	4,209
Cleanspark, Inc.* †	128,046	1,863
Clear Secure, Inc., Class A	48,204	2,686
Commvault Systems, Inc.*	22,628	3,207
Consensus Cloud Solutions, Inc.*	9,021	344
Core Scientific, Inc.* †	158,797	4,064
CS Disco, Inc.*	11,330	43
Daily Journal Corp.*	687	413
Digimarc Corp.* †	5,338	44
Digital Turbine, Inc.* †	57,001	735
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Software – 5.9%continued
Domo, Inc., Class B* †	19,494	$61
Duos Technologies Group, Inc.*	13,413	161
D-Wave Quantum, Inc.* †	186,743	4,480
eGain Corp.*	8,337	53
EverCommerce, Inc.* †	5,743	58
Five9, Inc.*	38,579	823
Freshworks, Inc., Class A*	107,921	1,092
Hut 8 Corp.*	52,263	6,034
I3 Verticals, Inc., Class A* †	11,457	245
Intapp, Inc.*	28,295	713
Intellicheck, Inc.*	9,092	37
InterDigital, Inc.†	13,221	3,743
JFrog Ltd.*	55,190	5,016
Kaltura, Inc.*	36,253	47
Keel Infrastructure Corp.*	298,630	1,714
Life360, Inc.* †	9,394	520
LiveRamp Holdings, Inc.*	31,488	1,185
MARA Holdings, Inc.*	196,182	2,725
Mitek Systems, Inc.*	22,610	455
N-able, Inc.*	32,221	118
nCino, Inc.*	54,029	883
NCR Voyix Corp.* †	71,472	584
NextNav, Inc.*	51,276	914
OneSpan, Inc.†	18,366	264
Ooma, Inc.* †	12,534	241
PagerDuty, Inc.*	40,387	390
PAR Technology Corp.* †	21,276	371
Porch Group, Inc.* †	49,332	742
Progress Software Corp.* †	21,183	711
Q2 Holdings, Inc.*	32,038	1,541
Qualys, Inc.*	18,367	2,525
Rapid7, Inc.* †	32,506	263
Red Violet, Inc.*	5,682	362
ReposiTrak, Inc.†	4,662	42
Rimini Street, Inc.*	25,934	111
Riot Platforms, Inc.*	180,621	4,945
Roadzen, Inc.* †	22,562	33
ServiceTitan, Inc., Class A* †	30,991	2,191
Silvaco Group, Inc.* †	5,105	70
Soluna Holdings, Inc.*	54,774	74
SoundHound AI, Inc., Class A* †	202,359	1,309
Sprinklr, Inc., Class A*	54,088	279
Sprout Social, Inc., Class A*	25,847	195
SPS Commerce, Inc.*	18,816	1,076
NORTHERN FUNDS QUARTERLY REPORT  135 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Software – 5.9%continued
Telos Corp.*	29,033	$134
Tenable Holdings, Inc.* †	57,953	2,137
Teradata Corp.*	48,411	1,677
Thryv Holdings, Inc.*	13,567	54
Varonis Systems, Inc.*	57,647	2,419
Veritone, Inc.* †	44,529	61
Vertex, Inc., Class A*	36,402	418
Via Transportation, Inc., Class A* †	26,594	482
Viant Technology, Inc., Class A* †	8,606	109
Weave Communications, Inc.*	33,205	199
Workiva, Inc.*	26,187	1,270
Xperi, Inc.* †	21,643	178
Yext, Inc.*	40,999	192
ZenaTech, Inc.* †	24,427	37
Zeta Global Holdings Corp., Class A*	114,732	2,258
		97,198
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	21,454	208
Four Corners Property Trust, Inc.	56,127	1,378
Gladstone Land Corp.†	21,033	180
Outfront Media, Inc.	81,574	2,672
Safehold, Inc.†	28,996	455
Smartstop Self Storage REIT, Inc.†	28,643	931
		5,824
Specialty Retail – 2.0%
1-800-Flowers.com, Inc., Class A* †	8,316	29
Abercrombie & Fitch Co., Class A*	22,610	2,035
Academy Sports & Outdoors, Inc.†	33,038	1,557
Advance Auto Parts, Inc.†	31,127	1,937
American Eagle Outfitters, Inc.	80,450	1,384
Arhaus, Inc.	27,478	231
Arko Corp.	38,146	306
ARKO Petroleum Corp.	6,435	121
Asbury Automotive Group, Inc.*	9,973	2,005
Barnes & Noble Education, Inc.* †	8,839	111
Bed Bath & Beyond, Inc.*	38,013	220
Bob's Discount Furniture, Inc.* †	9,905	157
Boot Barn Holdings, Inc.*	15,739	2,585
Buckle (The), Inc.	16,460	695
Build-A-Bear Workshop, Inc.†	6,263	192
Caleres, Inc.	17,248	213
Camping World Holdings, Inc., Class A	31,254	239
Citi Trends, Inc.* †	2,616	151
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Specialty Retail – 2.0%continued
Designer Brands, Inc., Class A†	16,870	$98
Envela Corp.* †	3,499	101
EVgo, Inc.* †	69,337	132
Genesco, Inc.*	4,941	167
Group 1 Automotive, Inc.	5,965	1,737
Haverty Furniture Cos., Inc.	7,235	185
J Jill, Inc.†	3,737	59
Lands' End, Inc.* †	5,192	54
MarineMax, Inc.*	10,191	373
Monro, Inc.	11,908	204
National Vision Holdings, Inc.* †	40,299	766
OneWater Marine, Inc., Class A* †	4,769	54
Outdoor Holding Co.*	51,018	116
Petco Health & Wellness Co., Inc.* †	48,068	131
RealReal (The), Inc.*	57,435	677
Rent the Runway, Inc., Class A* †	4,950	16
Revolve Group, Inc.*	21,601	494
RH*	7,971	1,313
RideNow Group, Inc.*	8,155	54
Sally Beauty Holdings, Inc.* †	49,352	698
Shoe Station Group, Inc.†	9,618	143
Signet Jewelers Ltd.	20,110	1,734
Sonic Automotive, Inc., Class A	6,177	524
Stitch Fix, Inc., Class A*	61,000	251
ThredUp, Inc., Class A* †	53,499	367
Torrid Holdings, Inc.* †	17,888	33
Upbound Group, Inc.	28,118	597
Urban Outfitters, Inc.*	29,397	2,083
Victoria's Secret & Co.*	35,715	2,982
Warby Parker, Inc., Class A* †	52,408	1,590
Winmark Corp.†	1,553	657
Zumiez, Inc.*	6,973	124
		32,682
Technology Hardware, Storage & Peripherals – 0.3%
Corsair Gaming, Inc.*	24,601	238
CPI Card Group, Inc.*	4,193	87
Diebold Nixdorf, Inc.*	11,484	976
Eastman Kodak Co.*	32,610	302
GPGI, Inc.†	91,585	1,452
Immersion Corp.†	12,123	82
Infleqtion, Inc.* †	59,454	792
One Stop Systems, Inc.*	10,996	200
Quantum Computing, Inc.* †	104,445	1,013
EQUITY FUNDS 136 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Technology Hardware, Storage & Peripherals – 0.3%continued
Turtle Beach Corp.* †	6,483	$81
Xerox Holdings Corp.†	63,284	198
		5,421
Textiles, Apparel & Luxury Goods – 0.6%
Capri Holdings Ltd.*	60,828	1,129
Carter's, Inc.	18,293	753
Ermenegildo Zegna N.V.†	23,101	301
Figs, Inc., Class A*	48,097	492
Fossil Group, Inc.*	28,202	117
G-III Apparel Group Ltd.	18,722	631
Kontoor Brands, Inc.	28,097	2,342
Movado Group, Inc.	7,745	304
Oxford Industries, Inc.†	7,181	250
Playboy, Inc.*	27,662	34
Rocky Brands, Inc.	3,564	147
Steven Madden Ltd.	37,075	1,561
Superior Group of Cos., Inc.†	4,552	60
Under Armour, Inc., Class A*	96,829	619
Under Armour, Inc., Class C*	95,636	595
Wolverine World Wide, Inc.†	42,047	695
		10,030
Tobacco – 0.1%
Turning Point Brands, Inc.†	9,603	814
Universal Corp.†	12,643	660
		1,474
Trading Companies & Distributors – 1.1%
Alta Equipment Group, Inc.	8,243	53
BlueLinx Holdings, Inc.*	4,025	249
Boise Cascade Co.	18,419	1,430
Custom Truck One Source, Inc.*	31,575	373
Distribution Solutions Group, Inc.*	4,907	134
DNOW, Inc.*	95,069	1,233
DXP Enterprises, Inc.*	6,603	1,114
EVI Industries, Inc.	1,780	26
GATX Corp.	18,161	3,218
Global Industrial Co.	7,708	258
Herc Holdings, Inc.	16,969	2,432
Hudson Technologies, Inc.*	16,665	96
Karat Packaging, Inc.	4,224	141
McGrath RentCorp	12,569	1,521
NPK International, Inc.*	41,956	668
Rush Enterprises, Inc., Class A	31,178	2,276
Rush Enterprises, Inc., Class B	4,747	363
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Trading Companies & Distributors – 1.1%continued
Titan Machinery, Inc.* †	11,070	$234
Transcat, Inc.*	4,752	441
Willis Lease Finance Corp.	1,933	442
Xometry, Inc., Class A* †	23,402	2,259
		18,961
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.* †	10,049	99
Water Utilities – 0.3%
American States Water Co.	20,197	1,669
Cadiz, Inc.*	25,781	108
California Water Service Group	30,813	1,499
Consolidated Water Co. Ltd.	8,054	237
Global Water Resources, Inc.†	8,325	60
H2O America†	17,934	1,090
Middlesex Water Co.	9,468	532
Pure Cycle Corp.*	8,952	96
York Water (The) Co.†	8,416	258
		5,549
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	42,063	130
KORE Group Holdings, Inc.*	3,141	29
Spok Holdings, Inc.	9,374	96
Telephone and Data Systems, Inc.	50,808	1,881
		2,136
Total Common Stocks
(Cost $960,384)		1,628,779

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(1) *	50,322	115
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—
Inhibrx, Inc. (Contingent Value Rights)(1) *	15,255	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (3) * †	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (3) * †	5,175	—
		115
Total Rights
(Cost $40)		115

NORTHERN FUNDS QUARTERLY REPORT  137 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00* †	836	$7
Total Warrants
(Cost $—)		7

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(4) (5) (6)	145,929,352	$145,929
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	16,885,026	16,885
Total Investment Companies
(Cost $162,814)		162,814

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.71%, 10/15/26(7) (8)	$1,180	$1,167
Total Short-Term Investments
(Cost $1,167)		1,167

Total Investments – 108.9%
(Cost $1,124,405)		1,792,882
Liabilities less Other Assets – (8.9%)		(146,941)
NET ASSETS – 100.0%		$1,645,941

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliate.
(3)	Restricted security. At June 30, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2026 is disclosed.
(6)	Investment of cash collateral received from securities lending activities.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	106	$16,142	Long	9/26	$135
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,628,779	$—	$—	$1,628,779
Rights	—	—	115	115
Warrants	—	7	—	7
Investment Companies	162,814	—	—	162,814
Short-Term Investments	—	1,167	—	1,167
Total Investments	$1,791,593	$1,174	$115	$1,792,882
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$135	$—	$—	$135

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 138 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Methode Electronics, Inc.	$74	$72	$9	$194	$5	$336	17,685	$1
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	105,633	190,252	149,956	—	—	145,929	145,929,352	290 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	18,417	64,723	66,255	—	—	16,885	16,885,026	295
Total	$124,124	$255,047	$216,220	$194	$5	$163,150	162,832,063	$586

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  139 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5%
Aerospace & Defense – 0.5%
VSE Corp.	14,987	$3,424
Automobile Components – 1.1%
Adient PLC*	28,470	523
Dana, Inc.	21,217	577
Garrett Motion, Inc.	55,919	2,026
LCI Industries	6,458	684
Phinia, Inc.	13,179	1,086
Standard Motor Products, Inc.	62,538	2,437
Visteon Corp.	5,914	587
		7,920
Automobiles – 0.1%
Winnebago Industries, Inc.†	15,227	476
Banks – 17.5%
1st Source Corp.	9,378	765
ACNB Corp.	13,604	808
Amalgamated Financial Corp.	22,913	1,052
Ameris Bancorp	40,189	3,627
Axos Financial, Inc.*	73,666	7,174
Bank First Corp.	5,447	808
Bank of NT Butterfield & Son (The) Ltd.	40,549	2,413
Bank7 Corp.	13,967	684
Banner Corp.	28,369	1,885
Business First Bancshares, Inc.	23,226	714
Camden National Corp.	14,031	761
Cathay General Bancorp	89,522	5,549
Central Pacific Financial Corp.	34,519	1,319
Community Financial System, Inc.	52,162	3,501
Community Trust Bancorp, Inc.	63,067	4,564
Customers Bancorp, Inc.*	39,291	3,108
CVB Financial Corp.	94,945	2,141
Eastern Bankshares, Inc.	182,858	4,067
Enterprise Financial Services Corp.	21,371	1,408
Farmers National Banc Corp.	42,804	625
First Bancorp	22,610	1,445
First BanCorp	306,473	7,990
First Business Financial Services, Inc.	13,457	850
First Financial Bancorp	95,936	3,246
First Financial Corp.	15,977	1,237
First Hawaiian, Inc.†	24,005	703
First Interstate BancSystem, Inc., Class A	17,960	693
First Merchants Corp.	29,975	1,310
First Mid Bancshares, Inc.	16,199	779
FS Bancorp, Inc.	14,594	633
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Banks – 17.5%continued
Fulton Financial Corp.	29,289	$708
Hancock Whitney Corp.	63,623	4,754
Hanmi Financial Corp.	24,918	807
HBT Financial, Inc.	24,741	791
Home BancShares, Inc.	66,396	1,896
Independent Bank Corp.	18,281	659
International Bancshares Corp.	42,195	3,205
Mercantile Bank Corp.	13,072	751
Metrocity Bankshares, Inc.	20,313	729
NBT Bancorp, Inc.	96,582	4,768
Nicolet Bankshares, Inc.	5,093	842
Northeast Community Bancorp, Inc.	23,938	664
Northrim BanCorp, Inc.	30,827	855
OFG Bancorp	56,701	2,782
PCB Bancorp	29,821	846
Preferred Bank	16,375	1,740
Provident Financial Services, Inc.	56,462	1,335
QCR Holdings, Inc.	15,300	1,489
S&T Bancorp, Inc.	15,039	738
Shore Bancshares, Inc.	41,878	961
Sierra Bancorp	52,912	2,157
SmartFinancial, Inc.	18,379	862
Southern Missouri Bancorp, Inc.	10,898	831
Southside Bancshares, Inc.	19,175	675
Stock Yards Bancorp, Inc.	9,070	694
Texas Capital Bancshares, Inc.	25,649	2,649
TriCo Bancshares	57,890	3,117
Trustmark Corp.	29,617	1,363
UMB Financial Corp.	28,926	4,129
United Community Banks, Inc.	59,003	2,070
Unity Bancorp, Inc.	13,305	781
Univest Financial Corp.	31,208	1,365
Westamerica BanCorp	30,459	1,787
WSFS Financial Corp.	10,357	795
		120,454
Biotechnology – 4.7%
4D Molecular Therapeutics, Inc.* †	158,931	2,114
Abeona Therapeutics, Inc.* †	115,525	714
Allogene Therapeutics, Inc.*	631,204	1,313
Assembly Biosciences, Inc.* †	20,728	570
C4 Therapeutics, Inc.*	307,074	1,434
Century Therapeutics, Inc.* †	549,930	1,347
Cullinan Therapeutics, Inc.*	41,929	764
Emergent BioSolutions, Inc.*	146,094	1,224
EQUITY FUNDS 140 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Biotechnology – 4.7%continued
Entrada Therapeutics, Inc.*	45,727	$337
Iovance Biotherapeutics, Inc.* †	429,763	1,788
Lexeo Therapeutics, Inc.*	261,109	1,216
Lyell Immunopharma, Inc.*	28,350	398
MiMedx Group, Inc.*	245,789	946
Myriad Genetics, Inc.*	114,420	653
Nurix Therapeutics, Inc.*	11,395	276
PDL BioPharma, Inc.(1) * †	1,029,654	319
Protara Therapeutics, Inc.*	117,674	450
Prothena Corp. PLC*	60,985	597
PTC Therapeutics, Inc.*	7,935	647
Puma Biotechnology, Inc.*	267,945	2,173
Relay Therapeutics, Inc.*	396,435	7,417
Sarepta Therapeutics, Inc.*	69,917	1,256
Tectonic Therapeutic, Inc.* †	28,408	977
Vanda Pharmaceuticals, Inc.*	108,332	663
Veracyte, Inc.*	13,472	791
Vir Biotechnology, Inc.*	115,610	1,178
Xencor, Inc.*	45,021	725
		32,287
Broadline Retail – 0.3%
Kohl's Corp.†	122,257	2,166
Building Products – 0.7%
Hayward Holdings, Inc.*	38,405	665
Insteel Industries, Inc.†	2,635	79
UFP Industries, Inc.	41,492	3,765
		4,509
Capital Markets – 0.3%
Hercules Capital, Inc.†	62,437	985
Victory Capital Holdings, Inc., Class A	9,555	803
Virtus Investment Partners, Inc.	3,059	439
		2,227
Chemicals – 1.2%
Alto Ingredients, Inc.*	128,761	734
Avient Corp.	31,580	1,167
Ecovyst, Inc.*	15,855	197
H.B. Fuller Co.	18,595	1,084
Innospec, Inc.	23,995	1,953
Intrepid Potash, Inc.*	18,634	611
Koppers Holdings, Inc.	20,118	903
LSB Industries, Inc.*	40,330	436
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Chemicals – 1.2%continued
Mativ Holdings, Inc.	50,971	$386
Stepan Co.	9,956	555
		8,026
Commercial Services & Supplies – 1.9%
CoreCivic, Inc.*	25,577	777
Deluxe Corp.	34,435	822
Ennis, Inc.	37,292	792
GEO Group (The), Inc.*	87,802	2,595
Healthcare Services Group, Inc.*	10,005	246
HNI Corp.	2,876	116
Interface, Inc.	27,719	993
Pitney Bowes, Inc.	43,018	754
UniFirst Corp.	21,848	5,778
		12,873
Communications Equipment – 0.9%
Ceragon Networks Ltd.*	236,671	613
Clearfield, Inc.*	17,543	698
Digi International, Inc.*	62,663	4,696
Gilat Satellite Networks Ltd.* †	36,800	490
		6,497
Construction & Engineering – 0.4%
Arcosa, Inc.	5,583	811
Bowman Consulting Group Ltd.*	17,533	512
Concrete Pumping Holdings, Inc.*	97,951	1,180
Granite Construction, Inc.	2,841	449
		2,952
Consumer Finance – 2.5%
Atlanticus Holdings Corp.*	11,136	1,139
Bread Financial Holdings, Inc.	11,671	1,265
EZCORP, Inc., Class A*	22,115	764
Happen, Inc.*	135,880	2,818
Jefferson Capital, Inc.	61,896	1,205
LendingTree, Inc.*	14,756	653
Nelnet, Inc., Class A	35,869	4,782
NerdWallet, Inc., Class A*	57,819	535
PROG Holdings, Inc.	20,552	958
Regional Management Corp.	18,030	743
World Acceptance Corp.*	9,775	2,188
		17,050
Consumer Staples Distribution & Retail – 0.9%
Andersons (The), Inc.	95,239	6,514
NORTHERN FUNDS QUARTERLY REPORT  141 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Containers & Packaging – 0.4%
Myers Industries, Inc.	48,929	$1,727
Silgan Holdings, Inc.	15,884	737
		2,464
Distributors – 0.1%
Gold.com, Inc.	16,766	698
Diversified Consumer Services – 0.3%
ADT, Inc.	95,068	618
Graham Holdings Co., Class B	553	631
Perdoceo Education Corp.	8,901	285
Strategic Education, Inc.	6,359	487
		2,021
Diversified Real Estate Investment Trusts – 0.9%
AH Realty Trust, Inc.	75,583	535
Broadstone Net Lease, Inc.	89,889	1,858
Essential Properties Realty Trust, Inc.	127,794	3,815
		6,208
Diversified Telecommunication Services – 0.7%
ATN International, Inc.	21,962	582
IDT Corp., Class B	4,775	278
Uniti Group, Inc.*	328,210	3,764
		4,624
Electric Utilities – 1.5%
Hawaiian Electric Industries, Inc.*	212,702	2,878
Otter Tail Corp.	31,940	2,874
Portland General Electric Co.	82,841	4,293
		10,045
Electrical Equipment – 1.8%
EnerSys	29,700	6,945
Shoals Technologies Group, Inc., Class A*	253,327	2,508
Sunrun, Inc.*	202,946	2,715
		12,168
Electronic Equipment, Instruments & Components – 2.7%
Benchmark Electronics, Inc.	4,834	477
Crane NXT Co.	15,578	797
ePlus, Inc.	7,976	664
Insight Enterprises, Inc.*	18,462	2,249
IPG Photonics Corp.*	5,746	674
Itron, Inc.*	11,013	953
Kimball Electronics, Inc.*	19,616	502
PC Connection, Inc.	72,221	5,271
ScanSource, Inc.*	3,409	178
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Electronic Equipment, Instruments & Components – 2.7%continued
Vishay Intertechnology, Inc.	63,463	$3,413
Vishay Precision Group, Inc.*	20,642	3,094
		18,272
Energy Equipment & Services – 1.9%
Borr Drilling Ltd.* †	153,731	635
Expro Group Holdings N.V.*	180,169	2,661
Helix Energy Solutions Group, Inc.*	69,369	606
Innovex International, Inc.*	32,631	809
Nabors Industries Ltd.*	10,456	879
Noble Corp. PLC	52,528	1,959
Oceaneering International, Inc.*	33,820	1,370
Valaris Ltd.*	59,859	4,346
		13,265
Entertainment – 0.5%
Marcus (The) Corp.	38,624	906
Reservoir Media, Inc.*	62,248	616
Sphere Entertainment Co.*	12,616	2,183
		3,705
Financial Services – 2.6%
Enact Holdings, Inc.	5,816	266
Essent Group Ltd.	50,667	3,257
Euronet Worldwide, Inc.*	16,077	1,177
HA Sustainable Infrastructure Capital, Inc.	72,403	2,827
Merchants Bancorp	34,539	1,727
Pagseguro Digital Ltd., Class A	245,507	2,222
PennyMac Financial Services, Inc.	6,674	581
Radian Group, Inc.	154,522	5,821
		17,878
Food Products – 0.9%
Cal-Maine Foods, Inc.	31,995	2,577
Freshpet, Inc.* †	25,150	1,487
Mission Produce, Inc.*	9,608	113
Seneca Foods Corp., Class A*	5,886	1,024
Village Farms International, Inc.* †	375,264	751
		5,952
Gas Utilities – 2.5%
New Jersey Resources Corp.	68,780	3,854
Northwest Natural Holding Co.	32,280	1,584
ONE Gas, Inc.	45,370	3,497
EQUITY FUNDS 142 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Gas Utilities – 2.5%continued
Southwest Gas Holdings, Inc.	47,113	$4,178
Spire, Inc.	52,975	4,137
		17,250
Ground Transportation – 0.8%
ArcBest Corp.	40,550	5,821
Health Care Equipment & Supplies – 1.4%
Artivion, Inc.*	31,012	697
Avanos Medical, Inc.*	12,973	323
CONMED Corp.	14,544	476
Embecta Corp.†	7,802	25
ICU Medical, Inc.*	11,838	1,735
Inmode Ltd.*	11,465	168
Inspire Medical Systems, Inc.*	18,456	823
Integer Holdings Corp.*	5,765	539
Integra LifeSciences Holdings Corp.*	36,485	655
LivaNova PLC*	13,956	1,147
Neogen Corp.*	145,568	1,309
Omnicell, Inc.*	12,978	539
Tactile Systems Technology, Inc.*	20,216	602
Varex Imaging Corp.*	48,977	511
		9,549
Health Care Providers & Services – 1.6%
Acadia Healthcare Co., Inc.*	25,097	741
AdaptHealth Corp.*	135,045	1,407
Addus HomeCare Corp.*	2,169	218
Astrana Health, Inc.*	22,230	1,032
Aveanna Healthcare Holdings, Inc.*	71,134	610
Community Health Systems, Inc.*	186,842	624
LifeStance Health Group, Inc.*	74,199	795
National HealthCare Corp.	5,606	1,185
NeoGenomics, Inc.*	108,194	1,578
Select Medical Holdings Corp.	106,494	1,758
Strata Critical Medical, Inc.* †	107,997	569
Surgery Partners, Inc.* †	32,524	546
		11,063
Health Care Real Estate Investment Trusts – 2.0%
CareTrust REIT, Inc.	92,130	3,718
Diversified Healthcare Trust	363,379	3,380
LTC Properties, Inc.	42,085	1,618
National Health Investors, Inc.	26,634	2,031
Sabra Health Care REIT, Inc.	115,755	2,258
Sila Realty Trust, Inc.	23,323	708
		13,713
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Health Care Technology – 0.4%
GoodRx Holdings, Inc., Class A* †	422,888	$1,218
HealthStream, Inc.	4,102	112
Phreesia, Inc.*	71,842	739
Waystar Holding Corp.*	45,098	926
		2,995
Hotel & Resort Real Estate Investment Trusts – 1.1%
DiamondRock Hospitality Co.	239,110	2,912
RLJ Lodging Trust	87,371	1,035
Sunstone Hotel Investors, Inc.	260,061	2,978
Xenia Hotels & Resorts, Inc.	43,659	889
		7,814
Hotels, Restaurants & Leisure – 1.3%
BJ's Restaurants, Inc.*	16,778	1,019
Bloomin' Brands, Inc.	281,920	2,577
Global Business Travel Group I*	108,150	1,015
Life Time Group Holdings, Inc.*	82,838	3,383
Pursuit Attractions and Hospitality, Inc.*	15,917	891
		8,885
Household Durables – 3.5%
Ethan Allen Interiors, Inc.	80,538	1,799
Green Brick Partners, Inc.*	18,222	1,459
Hovnanian Enterprises, Inc., Class A*	8,145	1,160
KB Home	87,666	5,487
La-Z-Boy, Inc.	5,798	233
Leggett & Platt, Inc.	55,122	645
M/I Homes, Inc.*	23,906	3,844
Meritage Homes Corp.	35,731	2,996
Taylor Morrison Home Corp.*	90,884	6,520
		24,143
Industrial Real Estate Investment Trusts – 1.0%
LXP Industrial Trust	24,570	1,324
One Liberty Properties, Inc.	67,059	1,637
Terreno Realty Corp.	59,748	3,870
		6,831
Insurance – 2.8%
Abacus Global Management, Inc.†	74,328	796
CNO Financial Group, Inc.	167,578	8,543
F&G Annuities & Life, Inc.	31,166	829
HCI Group, Inc.	3,928	688
Heritage Insurance Holdings, Inc.*	33,486	873
Hippo Holdings, Inc.*	19,912	563
Mercury General Corp.	9,504	1,013
NORTHERN FUNDS QUARTERLY REPORT  143 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Insurance – 2.8%continued
Selective Insurance Group, Inc.	27,804	$2,697
SiriusPoint Ltd.*	27,098	650
Skyward Specialty Insurance Group, Inc.*	13,688	799
Slide Insurance Holdings, Inc.*	37,713	731
Stewart Information Services Corp.	17,217	1,137
		19,319
Interactive Media & Services – 0.9%
Angi, Inc.*	142,099	846
Cars.com, Inc.*	101,055	1,106
Taboola.com Ltd.* †	152,058	760
TripAdvisor, Inc.*	41,268	566
Yelp, Inc.*	27,752	680
Ziff Davis, Inc.*	30,663	1,606
ZoomInfo Technologies, Inc.*	103,496	303
		5,867
IT Services – 0.5%
DXC Technology Co.*	37,642	333
EPAM Systems, Inc.*	13,749	1,091
Everforth, Inc.*	22,387	400
Grid Dynamics Holdings, Inc.*	223,571	1,270
Hackett Group (The), Inc.	3,744	40
		3,134
Leisure Products – 0.5%
Callaway Golf Co.*	129,989	2,442
JAKKS Pacific, Inc.	24,487	570
Smith & Wesson Brands, Inc.	40,465	609
		3,621
Life Sciences Tools & Services – 0.4%
AbCellera Biologics, Inc.* †	123,712	971
CryoPort, Inc.*	58,986	926
Fortrea Holdings, Inc.*	63,631	1,107
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
		3,004
Machinery – 2.4%
3D Systems Corp.* †	600,574	1,814
Astec Industries, Inc.	13,764	842
Enpro, Inc.	4,720	1,779
Greenbrier (The) Cos., Inc.	11,105	544
Helios Technologies, Inc.	18,876	1,685
Hillman Solutions Corp.*	82,861	699
JBT Marel Corp.	14,385	2,086
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Machinery – 2.4%continued
Kennametal, Inc.	26,377	$925
Miller Industries, Inc.	1,554	79
Proto Labs, Inc.*	14,072	1,147
Terex Corp.	46,811	3,389
Trinity Industries, Inc.	21,144	731
Worthington Enterprises, Inc.	10,003	538
		16,258
Marine Transportation – 1.0%
Matson, Inc.	31,341	6,025
Safe Bulkers, Inc.†	72,275	456
Star Bulk Carriers Corp.†	6,684	167
		6,648
Media – 1.0%
AMC Global Media, Inc.*	63,379	633
DoubleVerify Holdings, Inc.*	167,120	1,812
Magnite, Inc.*	125,471	2,381
Nexxen International Ltd.*	113,773	1,027
Stagwell, Inc.*	111,064	825
		6,678
Metals & Mining – 1.8%
Commercial Metals Co.	122,036	7,658
McEwen, Inc.* †	63,407	1,150
Nexa Resources S.A.*	66,861	818
SSR Mining, Inc.*	38,082	1,077
Warrior Met Coal, Inc.	12,674	1,029
Worthington Steel, Inc.	22,286	748
		12,480
Mortgage Real Estate Investment Trusts – 1.5%
Adamas Trust, Inc.	70,127	658
Dynex Capital, Inc.	231,736	3,038
Ellington Financial, Inc.	91,634	1,247
Invesco Mortgage Capital, Inc.†	307,163	2,427
Orchid Island Capital, Inc.†	399,298	2,783
		10,153
Multi-Utilities – 0.9%
Northwestern Energy Group, Inc.	60,363	4,323
Unitil Corp.	39,312	2,072
		6,395
Office Real Estate Investment Trusts – 0.4%
COPT Defense Properties	22,077	804
EQUITY FUNDS 144 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Office Real Estate Investment Trusts – 0.4%continued
Highwoods Properties, Inc.	14,324	$432
Postal Realty Trust, Inc., Class A†	67,704	1,668
		2,904
Oil, Gas & Consumable Fuels – 4.3%
BKV Corp.*	21,763	595
CNX Resources Corp.*	140,068	4,752
DHT Holdings, Inc.	321,421	5,313
Dorian LPG Ltd.	18,867	656
International Seaways, Inc.	30,952	2,371
Murphy Oil Corp.	34,721	1,131
Par Pacific Holdings, Inc.*	17,822	999
PBF Energy, Inc., Class A	48,979	2,230
REX American Resources Corp.*	37,333	1,686
Riley Exploration Permian, Inc.	35,329	1,164
SandRidge Energy, Inc.	49,485	678
Scorpio Tankers, Inc.	39,303	2,722
SM Energy Co.	102,397	2,673
Teekay Tankers Ltd., Class A	43,481	2,821
		29,791
Passenger Airlines – 0.5%
Allegiant Travel Co.*	19,763	2,324
SkyWest, Inc.*	14,645	1,455
		3,779
Pharmaceuticals – 1.9%
Amneal Pharmaceuticals, Inc.*	100,542	1,740
Amphastar Pharmaceuticals, Inc.*	3,829	77
Arvinas, Inc.*	55,421	461
Atea Pharmaceuticals, Inc.*	104,395	486
BioAge Labs, Inc.*	60,676	1,487
Contineum Therapeutics, Inc., Class A* †	44,741	733
CorMedix, Inc.* †	71,301	560
Indivior Pharmaceuticals, Inc.*	16,803	689
Omeros Corp.* †	62,756	597
Pacira BioSciences, Inc.*	42,768	1,085
Prestige Consumer Healthcare, Inc.*	48,247	2,281
Supernus Pharmaceuticals, Inc.*	45,025	2,094
Theravance Biopharma, Inc.*	9,060	154
Trulieve Cannabis Corp.*	55,312	544
		12,988
Professional Services – 0.7%
Korn Ferry	41,794	2,782
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Professional Services – 0.7%continued
Mistras Group, Inc.*	52,305	$914
Willdan Group, Inc.*	12,954	1,025
		4,721
Real Estate Management & Development – 0.8%
Cushman & Wakefield Ltd.*	231,401	3,098
Howard Hughes Holdings, Inc.* †	7,411	530
Newmark Group, Inc., Class A	132,930	2,009
		5,637
Residential Real Estate Investment Trusts – 0.1%
Independence Realty Trust, Inc.	39,822	665
Retail Real Estate Investment Trusts – 1.7%
Acadia Realty Trust	28,141	589
Getty Realty Corp.†	44,992	1,501
InvenTrust Properties Corp.	19,220	680
Kite Realty Group Trust	80,824	2,294
Phillips Edison & Co., Inc.	55,725	2,319
Tanger, Inc.	36,595	1,444
Urban Edge Properties	91,078	2,084
Whitestone REIT	46,718	886
		11,797
Semiconductors & Semiconductor Equipment – 1.3%
Diodes, Inc.*	33,638	3,681
Photronics, Inc.*	154,769	5,035
		8,716
Software – 2.0%
Adeia, Inc.	23,985	790
Alarm.com Holdings, Inc.*	13,765	643
Box, Inc., Class A*	15,601	414
Daily Journal Corp.*	1,375	826
Five9, Inc.*	98,960	2,110
I3 Verticals, Inc., Class A*	37,499	801
LiveRamp Holdings, Inc.*	21,040	792
Mitek Systems, Inc.*	66,800	1,345
NCR Voyix Corp.*	318,320	2,601
OneSpan, Inc.†	39,514	567
Pagaya Technologies Ltd., Class A* †	51,089	932
SPS Commerce, Inc.*	38,026	2,174
		13,995
Specialized Real Estate Investment Trusts – 0.3%
EPR Properties	10,712	621
NORTHERN FUNDS QUARTERLY REPORT  145 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%continued
Specialized Real Estate Investment Trusts – 0.3%continued
Farmland Partners, Inc.	26,195	$254
Four Corners Property Trust, Inc.	35,500	871
		1,746
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.†	13,343	629
Advance Auto Parts, Inc.†	35,935	2,236
American Eagle Outfitters, Inc.	113,634	1,954
Arko Corp.	73,942	594
Asbury Automotive Group, Inc.*	2,790	561
Designer Brands, Inc., Class A†	97,387	568
Group 1 Automotive, Inc.	1,405	409
National Vision Holdings, Inc.*	23,397	445
Sally Beauty Holdings, Inc.*	14,212	201
Signet Jewelers Ltd.	19,201	1,655
Sonic Automotive, Inc., Class A	51,174	4,339
Urban Outfitters, Inc.*	12,573	891
Zumiez, Inc.*	23,116	411
		14,893
Technology Hardware, Storage & Peripherals – 0.3%
Corsair Gaming, Inc.*	158,498	1,533
Turtle Beach Corp.* †	40,003	498
		2,031
Textiles, Apparel & Luxury Goods – 0.6%
Carter's, Inc.	34,231	1,409
PVH Corp.	19,075	1,416
Rocky Brands, Inc.	36,192	1,493
		4,318
Trading Companies & Distributors – 1.6%
Boise Cascade Co.	11,989	931
GATX Corp.	32,184	5,703
Rush Enterprises, Inc., Class A	49,747	3,631
Willis Lease Finance Corp.	3,451	789
		11,054
Wireless Telecommunication Services – 0.2%
Kyivstar Group Ltd.*	59,068	955
Telephone and Data Systems, Inc.	18,350	679
		1,634
Total Common Stocks
(Cost $436,749)		656,965

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	$—
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 7.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	23,004,534	23,005
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	31,766,209	31,766
Total Investment Companies
(Cost $54,771)		54,771

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill,
3.62%, 10/15/26(5) (6)	$2,389	$2,363
Total Short-Term Investments
(Cost $2,364)		2,363

Total Investments – 103.8%
(Cost $493,884)		714,099
Liabilities less Other Assets – (3.8%)		(25,882)
NET ASSETS – 100.0%		$688,217

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EQUITY FUNDS 146 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	163	$24,822	Long	9/26	$651
E-Mini S&P 500	16	6,039	Long	9/26	30
Total					$681
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$31,968	$—	$319	$32,287
All Other Industries(1)	624,678	—	—	624,678
Total Common Stocks	656,646	—	319	656,965
Investment Companies	54,771	—	—	54,771
Short-Term Investments	—	2,363	—	2,363
Total Investments	$711,417	$2,363	$319	$714,099
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$681	$—	$—	$681

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$12,621	$65,140	$54,756	$23,005	23,004,534	$61 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	19,151	31,669	19,054	31,766	31,766,209	182
Total	$31,772	$96,809	$73,810	$54,771	54,770,743	$243

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  147 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.*	24,750	$13,875
Boeing (The) Co.*	234,368	50,734
General Dynamics Corp.	75,382	26,703
General Electric Co.	310,377	115,997
Honeywell Aerospace, Inc.*	94,174	20,820
Howmet Aerospace, Inc.	118,880	31,962
Huntington Ingalls Industries, Inc.	11,526	3,226
L3Harris Technologies, Inc.	55,696	16,185
Lockheed Martin Corp.	60,274	30,707
Northrop Grumman Corp.	39,683	20,211
RTX Corp.	400,512	75,989
Textron, Inc.†	51,102	4,688
TransDigm Group, Inc.	16,605	22,118
		433,215
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	34,764	6,547
Expeditors International of Washington, Inc.	41,582	6,777
FedEx Corp.	65,158	20,403
United Parcel Service, Inc., Class B	222,843	23,956
		57,683
Automobile Components – 0.0%
Aptiv PLC*	62,051	3,809
Automobiles – 2.0%
Ford Motor Co.	1,107,891	15,400
General Motors Co.	270,054	20,816
Tesla, Inc.*	837,776	352,368
		388,584
Banks – 3.4%
Bank of America Corp.	1,942,225	110,668
Citigroup, Inc.	507,242	70,993
Citizens Financial Group, Inc.	127,445	8,930
Fifth Third Bancorp†	268,721	15,148
Huntington Bancshares, Inc.†	600,128	10,640
JPMorgan Chase & Co.	797,341	260,994
KeyCorp	292,489	6,742
M&T Bank Corp.	45,177	10,752
PNC Financial Services Group (The), Inc.	119,283	29,370
Regions Financial Corp.	265,651	8,023
Truist Financial Corp.	374,803	18,673
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 3.4%continued
U.S. Bancorp	462,249	$27,920
Wells Fargo & Co.†	910,142	75,214
		654,067
Beverages – 1.0%
Brown-Forman Corp., Class B	55,354	1,475
Coca-Cola (The) Co.	1,151,803	93,607
Constellation Brands, Inc., Class A	44,586	6,202
Keurig Dr. Pepper, Inc.	403,148	13,195
Molson Coors Beverage Co., Class B†	46,356	1,806
Monster Beverage Corp.*	211,897	20,368
PepsiCo, Inc.	406,398	55,026
		191,679
Biotechnology – 1.6%
AbbVie, Inc.	525,615	132,266
Amgen, Inc.	160,474	58,111
Biogen, Inc.*	45,274	9,782
Gilead Sciences, Inc.	366,040	46,245
Incyte Corp.*	51,522	5,841
Moderna, Inc.*	107,312	7,515
Regeneron Pharmaceuticals, Inc.	29,649	18,487
Vertex Pharmaceuticals, Inc.*	75,422	37,464
		315,711
Broadline Retail – 3.7%
Amazon.com, Inc.*	2,913,276	694,350
eBay, Inc.	134,639	15,046
		709,396
Building Products – 0.5%
A.O. Smith Corp.	32,386	2,031
Allegion PLC	25,913	3,641
Builders FirstSource, Inc.*	31,352	2,805
Carrier Global Corp.	231,613	16,989
Johnson Controls International PLC	181,967	26,587
Lennox International, Inc.	9,323	5,342
Masco Corp.	59,319	4,827
Trane Technologies PLC	65,676	32,257
		94,479
Capital Markets – 2.9%
Ameriprise Financial, Inc.	27,445	12,591
Ares Management Corp., Class A†	62,283	6,933
Bank of New York Mellon (The) Corp.	204,064	29,510
Blackrock, Inc.	42,911	41,262
Blackstone, Inc.	221,047	26,011
EQUITY FUNDS 148 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Capital Markets – 2.9%continued
Cboe Global Markets, Inc.	31,046	$7,534
Charles Schwab (The) Corp.	485,948	44,838
CME Group, Inc.	107,605	23,762
Coinbase Global, Inc., Class A*	65,825	9,623
FactSet Research Systems, Inc.†	10,582	2,435
Franklin Resources, Inc.	104,845	3,488
Goldman Sachs Group (The), Inc.	86,545	87,529
Interactive Brokers Group, Inc., Class A	131,982	11,488
Intercontinental Exchange, Inc.	167,880	20,668
Invesco Ltd.	129,765	3,424
KKR & Co., Inc.	205,155	18,829
Moody's Corp.	45,017	20,389
Morgan Stanley	356,526	74,528
MSCI, Inc.	22,158	12,409
Nasdaq, Inc.(1)	132,284	10,427
Northern Trust Corp.(1)	57,170	9,938
Raymond James Financial, Inc.†	54,113	8,227
Robinhood Markets, Inc., Class A*	234,901	23,556
S&P Global, Inc.	90,102	36,695
State Street Corp.	84,004	14,247
T. Rowe Price Group, Inc.	63,236	7,189
		567,530
Chemicals – 1.0%
Air Products and Chemicals, Inc.	66,075	19,372
Albemarle Corp.	36,734	4,960
CF Industries Holdings, Inc.	45,177	4,891
Corteva, Inc.	202,115	17,117
Dow, Inc.	213,509	5,842
DuPont de Nemours, Inc.	40,260	5,461
Ecolab, Inc.	75,184	20,947
International Flavors & Fragrances, Inc.†	78,376	6,209
Linde PLC	137,500	71,354
LyondellBasell Industries N.V., Class A†	76,057	4,004
Mosaic (The) Co.	91,894	1,947
PPG Industries, Inc.	60,321	7,316
Sherwin-Williams (The) Co.	68,099	23,448
		192,868
Commercial Services & Supplies – 0.4%
Cintas Corp.	100,887	17,159
Copart, Inc.*	261,917	7,383
Republic Services, Inc.	59,257	12,626
Rollins, Inc.	86,145	3,596
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Commercial Services & Supplies – 0.4%continued
Veralto Corp.	72,444	$6,424
Waste Management, Inc.	109,707	24,452
		71,640
Communications Equipment – 1.3%
Arista Networks, Inc.*	306,970	52,148
Ciena Corp.*	41,963	20,585
Cisco Systems, Inc.	1,175,145	138,033
F5, Inc.*	17,133	7,127
Lumentum Holdings, Inc.*	23,089	19,812
Motorola Solutions, Inc.	49,265	20,459
		258,164
Construction & Engineering – 0.3%
Comfort Systems U.S.A., Inc.	10,431	20,674
EMCOR Group, Inc.	13,160	10,921
Quanta Services, Inc.	44,582	32,101
		63,696
Construction Materials – 0.2%
CRH PLC	189,851	20,314
Martin Marietta Materials, Inc.	18,354	10,585
Vulcan Materials Co.†	39,715	11,716
		42,615
Consumer Finance – 0.5%
American Express Co.	158,239	53,525
Capital One Financial Corp.	184,933	37,101
Synchrony Financial	105,588	8,030
		98,656
Consumer Staples Distribution & Retail – 1.7%
Casey's General Stores, Inc.	10,930	8,687
Costco Wholesale Corp.	130,699	122,265
Dollar General Corp.	65,938	7,590
Dollar Tree, Inc.*	57,212	6,920
Kroger (The) Co.	174,216	9,674
Sysco Corp.	141,622	11,837
Target Corp.	134,778	17,603
Walmart, Inc.	1,304,360	147,732
		332,308
Containers & Packaging – 0.2%
Amcor PLC†	136,255	5,907
Avery Dennison Corp.	22,420	3,640
Ball Corp.	85,705	5,348
International Paper Co.	156,127	5,948
NORTHERN FUNDS QUARTERLY REPORT  149 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Containers & Packaging – 0.2%continued
Packaging Corp. of America	26,116	$6,223
Smurfit Westrock PLC (New York Exchange)	154,885	7,165
		34,231
Distributors – 0.0%
Genuine Parts Co.	40,452	4,773
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	2,065,528	42,756
Comcast Corp., Class A	1,060,873	26,045
Verizon Communications, Inc.	1,241,546	52,567
		121,368
Electric Utilities – 1.4%
Alliant Energy Corp.†	79,608	6,073
American Electric Power Co., Inc.	161,525	22,098
Constellation Energy Corp.	94,936	23,579
Duke Energy Corp.	231,587	29,314
Edison International†	113,766	8,470
Entergy Corp.	135,790	15,597
Evergy, Inc.	68,390	5,911
Eversource Energy	117,758	8,511
Exelon Corp.	303,336	14,142
FirstEnergy Corp.	161,434	7,675
NextEra Energy, Inc.	604,220	53,033
NRG Energy, Inc.	62,399	9,114
PG&E Corp.	652,155	10,969
Pinnacle West Capital Corp.	35,533	3,802
PPL Corp.	234,912	8,539
Southern (The) Co.	334,932	32,056
Xcel Energy, Inc.	185,110	14,864
		273,747
Electrical Equipment – 1.3%
AMETEK, Inc.	68,210	16,503
Eaton Corp. PLC	115,431	49,187
Emerson Electric Co.	166,621	23,852
GE Vernova, Inc.	79,926	93,902
Generac Holdings, Inc.*	17,323	5,072
Hubbell, Inc.	15,926	8,333
Rockwell Automation, Inc.	33,467	16,569
Vertiv Holdings Co., Class A	114,145	38,218
		251,636
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp., Class A	365,811	64,500
CDW Corp.	37,590	5,287
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electronic Equipment, Instruments & Components – 1.2%continued
Coherent Corp.*	58,085	$22,913
Corning, Inc.	232,826	59,471
Flex Ltd.*	109,057	17,675
Jabil, Inc.	32,011	12,339
Keysight Technologies, Inc.*	51,416	17,999
TE Connectivity PLC	87,888	17,719
Teledyne Technologies, Inc.*	13,821	9,217
Zebra Technologies Corp., Class A*	13,949	3,672
		230,792
Energy Equipment & Services – 0.2%
Baker Hughes Co.	294,270	16,332
Halliburton Co.	251,886	8,551
SLB Ltd.	443,766	20,631
		45,514
Entertainment – 1.0%
Electronic Arts, Inc.	67,766	13,895
Live Nation Entertainment, Inc.* †	46,769	8,564
Netflix, Inc.*	1,252,485	89,427
Take-Two Interactive Software, Inc.*	53,214	13,302
TKO Group Holdings, Inc.†	19,868	4,000
Walt Disney (The) Co.	511,960	49,276
Warner Bros. Discovery, Inc.*	735,576	19,611
		198,075
Financial Services – 3.3%
Apollo Global Management, Inc.	136,812	16,186
Berkshire Hathaway, Inc., Class B*	545,544	272,985
Block, Inc.*	148,509	11,287
Corpay, Inc.*	20,356	6,784
Fidelity National Information Services, Inc.	152,379	5,924
Fiserv, Inc.*	157,542	7,727
Global Payments, Inc.	68,361	4,960
Jack Henry & Associates, Inc.	20,706	2,852
Mastercard, Inc., Class A	240,038	123,284
PayPal Holdings, Inc.	270,165	11,666
Visa, Inc., Class A	493,814	169,423
		633,078
Food Products – 0.4%
Archer-Daniels-Midland Co.†	142,694	10,902
Bunge Global S.A.	39,904	4,259
General Mills, Inc.	157,218	5,471
Hershey (The) Co.†	46,319	8,127
Hormel Foods Corp.	86,969	2,158
EQUITY FUNDS 150 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Food Products – 0.4%continued
J.M. Smucker (The) Co.	31,236	$3,514
Kraft Heinz (The) Co.	225,245	5,320
McCormick & Co., Inc. (Non Voting)	74,408	3,752
Mondelez International, Inc., Class A	381,965	22,093
Tyson Foods, Inc., Class A	72,406	4,145
		69,741
Gas Utilities – 0.0%
Atmos Energy Corp.	49,354	8,502
Ground Transportation – 0.8%
CSX Corp.	553,390	26,303
Fedex Freight Holding Co., Inc.*	32,168	4,857
JB Hunt Transport Services, Inc.	21,963	6,357
Norfolk Southern Corp.	67,060	21,096
Old Dominion Freight Line, Inc.	55,900	12,108
Uber Technologies, Inc.*	605,096	43,664
Union Pacific Corp.	176,491	48,005
		162,390
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	517,796	46,985
Align Technology, Inc.*	22,567	3,806
Baxter International, Inc.†	151,034	3,220
Becton Dickinson & Co.	81,628	12,353
Boston Scientific Corp.*	441,118	18,827
Cooper (The) Cos., Inc.*	57,252	4,105
Dexcom, Inc.*	120,241	8,098
Edwards Lifesciences Corp.*	174,283	15,766
GE HealthCare Technologies, Inc.	134,520	8,611
IDEXX Laboratories, Inc.*	23,791	12,524
Insulet Corp.*	20,236	3,081
Intuitive Surgical, Inc.*	105,270	41,864
Medtronic PLC	381,421	29,839
ResMed, Inc.	42,886	8,358
Solventum Corp.*	50,299	3,881
STERIS PLC	28,918	6,089
Stryker Corp.	102,511	32,274
Zimmer Biomet Holdings, Inc.	56,955	4,903
		264,584
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	70,890	16,841
Cencora, Inc.	57,709	16,330
Centene Corp.*	138,725	8,905
Cigna Group (The)	78,531	21,649
CVS Health Corp.	379,203	39,229
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Providers & Services – 1.7%continued
DaVita, Inc.*	11,259	$2,505
Elevance Health, Inc.	64,487	24,939
HCA Healthcare, Inc.	46,735	18,222
Henry Schein, Inc.*	35,292	2,948
Humana, Inc.	35,578	14,132
Labcorp Holdings, Inc.	24,744	6,928
McKesson Corp.	35,772	27,029
Quest Diagnostics, Inc.	32,953	6,984
UnitedHealth Group, Inc.	270,154	112,284
Universal Health Services, Inc., Class B	15,472	2,301
		321,226
Health Care Real Estate Investment Trusts – 0.4%
Alexandria Real Estate Equities, Inc.	56,644	2,994
Healthpeak Properties, Inc.	202,481	4,333
Ventas, Inc.†	144,048	12,791
Welltower, Inc.	209,848	47,629
		67,747
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	44,337	7,868
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	208,257	4,938
Hotels, Restaurants & Leisure – 1.6%
Airbnb, Inc., Class A*	123,999	17,744
Booking Holdings, Inc.	230,317	41,052
Carnival Corp. Ltd.	380,936	10,883
Chipotle Mexican Grill, Inc.* †	380,001	12,920
Darden Restaurants, Inc.	33,737	6,950
Domino's Pizza, Inc.	8,912	2,638
DoorDash, Inc., Class A*	112,316	20,726
Expedia Group, Inc.	35,731	9,143
Hilton Worldwide Holdings, Inc.	67,997	22,470
Las Vegas Sands Corp.	87,563	4,045
Marriott International, Inc., Class A	65,237	24,176
McDonald's Corp.	211,264	57,107
MGM Resorts International*	67,658	3,235
Norwegian Cruise Line Holdings Ltd.* †	133,958	2,828
Royal Caribbean Cruises Ltd.	74,060	23,516
Starbucks Corp.	338,666	34,608
Wynn Resorts Ltd.†	28,884	2,804
Yum! Brands, Inc.	83,970	13,424
		310,269
Household Durables – 0.2%
D.R. Horton, Inc.	78,155	12,730
NORTHERN FUNDS QUARTERLY REPORT  151 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Household Durables – 0.2%continued
Garmin Ltd.	50,206	$11,926
Lennar Corp., Class A	63,456	5,742
NVR, Inc.*	795	5,417
PulteGroup, Inc.	56,279	7,722
		43,537
Household Products – 0.7%
Church & Dwight Co., Inc.†	69,950	6,777
Clorox (The) Co.	35,398	3,378
Colgate-Palmolive Co.	237,548	21,778
Kimberly-Clark Corp.†	98,267	10,787
Procter & Gamble (The) Co.	675,342	99,032
		141,752
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	239,104	3,506
Vistra Corp.	95,986	15,226
		18,732
Industrial Conglomerates – 0.2%
3M Co.	155,587	25,191
Honeywell International, Inc.	94,174	21,086
		46,277
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	277,093	37,538
Insurance – 1.6%
Aflac, Inc.	138,391	16,226
Allstate (The) Corp.	77,253	18,382
American International Group, Inc.	162,120	12,083
Aon PLC, Class A	63,411	21,033
Arch Capital Group Ltd.*	107,572	10,441
Arthur J. Gallagher & Co.†	76,206	17,495
Assurant, Inc.	15,319	4,114
Brown & Brown, Inc.	85,845	5,507
Chubb Ltd.	107,191	36,524
Cincinnati Financial Corp.	46,387	8,588
Erie Indemnity Co., Class A†	7,315	1,754
Everest Group Ltd.	11,615	4,149
Globe Life, Inc.	25,074	4,480
Hartford Insurance Group (The), Inc.†	84,334	11,176
Loews Corp.	52,536	5,948
Marsh & McLennan Cos., Inc.	143,058	23,843
MetLife, Inc.	164,071	13,882
Principal Financial Group, Inc.	57,924	6,243
Progressive (The) Corp.	173,661	37,936
Prudential Financial, Inc.	102,747	11,089
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Insurance – 1.6%continued
Travelers (The) Cos., Inc.	63,845	$21,076
W R Berkley Corp.	89,081	6,283
Willis Towers Watson PLC	29,028	7,587
		305,839
Interactive Media & Services – 7.7%
Alphabet, Inc., Class A	1,745,057	623,631
Alphabet, Inc., Class C	1,406,569	496,983
Meta Platforms, Inc., Class A	653,514	368,118
		1,488,732
IT Services – 0.7%
Accenture PLC, Class A	182,291	22,684
Akamai Technologies, Inc.*	46,425	5,488
Cognizant Technology Solutions Corp., Class A	149,244	5,780
Gartner, Inc.*	19,494	2,527
GoDaddy, Inc., Class A*	38,715	3,286
International Business Machines Corp.	279,526	78,606
VeriSign, Inc.	25,944	6,526
		124,897
Leisure Products – 0.0%
Hasbro, Inc.†	45,842	3,786
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	83,683	11,116
Bio-Techne Corp.	45,641	3,225
Charles River Laboratories International, Inc.*	14,057	3,188
Danaher Corp.	187,185	35,655
IQVIA Holdings, Inc.* †	49,445	9,554
Mettler-Toledo International, Inc.*	5,968	7,624
Revvity, Inc.	33,910	3,773
Thermo Fisher Scientific, Inc.	110,492	55,396
Waters Corp.*	29,070	10,902
West Pharmaceutical Services, Inc.	20,861	7,489
		147,922
Machinery – 2.0%
Caterpillar, Inc.	137,030	145,923
Cummins, Inc.	40,989	29,234
Deere & Co.	74,671	47,366
Dover Corp.	39,828	8,933
Fortive Corp.	89,801	5,486
IDEX Corp.	23,945	5,434
Illinois Tool Works, Inc.	77,708	21,018
Ingersoll Rand, Inc.	105,271	8,631
EQUITY FUNDS 152 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Machinery – 2.0%continued
Nordson Corp.	17,029	$5,137
Otis Worldwide Corp.	119,576	8,562
PACCAR, Inc.	156,157	18,758
Parker-Hannifin Corp.	37,469	36,649
Pentair PLC	47,344	3,629
Snap-on, Inc.	15,274	6,146
Stanley Black & Decker, Inc.	50,661	4,768
Westinghouse Air Brake Technologies Corp.	50,577	13,636
Xylem, Inc.	70,241	8,303
		377,613
Media – 0.1%
Charter Communications, Inc., Class A* †	24,461	3,479
EchoStar Corp., Class A* †	39,996	4,060
Fox Corp., Class A	58,805	3,067
Fox Corp., Class B	40,139	1,880
News Corp., Class A	106,366	2,641
News Corp., Class B†	54,243	1,522
Omnicom Group, Inc.	84,060	6,122
Paramount Skydance Corp., Class B†	88,089	868
Trade Desk (The), Inc., Class A*	154,294	2,790
		26,429
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	426,952	26,851
Newmont Corp.	317,138	29,621
Nucor Corp.	64,995	14,477
Steel Dynamics, Inc.†	41,589	9,543
		80,492
Multi-Utilities – 0.6%
Ameren Corp.	81,872	9,255
CenterPoint Energy, Inc.†	193,272	8,512
CMS Energy Corp.	91,206	6,977
Consolidated Edison, Inc.	109,177	12,078
Dominion Energy, Inc.†	260,939	17,820
DTE Energy Co.	61,542	9,377
NiSource, Inc.	141,511	6,729
Public Service Enterprise Group, Inc.	147,931	12,006
Sempra	193,946	17,981
WEC Energy Group, Inc.	96,458	11,263
		111,998
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	43,263	2,869
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 2.7%
APA Corp.	105,305	$3,430
Chevron Corp.†	556,869	92,307
ConocoPhillips	362,076	37,641
Devon Energy Corp.	341,835	14,125
Diamondback Energy, Inc.	57,464	10,101
EOG Resources, Inc.	158,108	20,511
EQT Corp.	193,386	10,282
Expand Energy Corp.	70,565	6,435
Exxon Mobil Corp.	1,233,259	168,611
Kinder Morgan, Inc.	580,986	18,574
Marathon Petroleum Corp.	87,386	22,342
Occidental Petroleum Corp.	215,001	10,443
ONEOK, Inc.†	186,872	16,247
Phillips 66	118,996	20,116
Targa Resources Corp.	64,469	17,287
Texas Pacific Land Corp.	17,095	7,481
Valero Energy Corp.	88,901	23,153
Williams (The) Cos., Inc.	363,260	27,005
		526,091
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	195,384	18,300
Southwest Airlines Co.	153,904	7,914
United Airlines Holdings, Inc.*	96,170	13,078
		39,292
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	78,558	6,202
Kenvue, Inc.	568,453	10,863
		17,065
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	606,760	34,962
Eli Lilly & Co.	235,395	282,340
Johnson & Johnson	716,232	181,902
Merck & Co., Inc.	734,632	94,400
Pfizer, Inc.	1,693,992	40,791
Viatris, Inc.†	343,064	5,448
Zoetis, Inc.	129,368	9,296
		649,139
Professional Services – 0.3%
Automatic Data Processing, Inc.	118,717	26,587
Broadridge Financial Solutions, Inc.	34,021	4,659
Equifax, Inc.	35,081	5,568
Jacobs Solutions, Inc.	35,283	4,445
Leidos Holdings, Inc.	36,896	3,799
NORTHERN FUNDS QUARTERLY REPORT  153 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Professional Services – 0.3%continued
Paychex, Inc.†	99,288	$9,763
Verisk Analytics, Inc.	38,683	6,945
		61,766
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	88,078	11,863
CoStar Group, Inc.* †	101,422	2,872
		14,735
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.	43,567	8,221
Camden Property Trust	29,410	3,367
Equity Residential	100,625	6,835
Essex Property Trust, Inc.	18,926	5,519
Invitation Homes, Inc.	139,903	4,226
Mid-America Apartment Communities, Inc.	34,220	4,755
UDR, Inc.†	100,844	4,026
		36,949
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	22,945	2,832
Kimco Realty Corp.	201,921	5,119
Realty Income Corp.	281,006	17,411
Regency Centers Corp.	53,902	4,298
Simon Property Group, Inc.	97,260	21,752
		51,412
Semiconductors & Semiconductor Equipment – 18.9%
Advanced Micro Devices, Inc.*	485,211	281,864
Analog Devices, Inc.	145,169	57,657
Applied Materials, Inc.	236,108	170,706
Broadcom, Inc.	1,409,044	532,266
First Solar, Inc.*	31,754	7,493
Intel Corp.*	1,372,875	191,695
KLA Corp.	388,557	117,231
Lam Research Corp.	372,060	161,225
Marvell Technology, Inc.	260,389	77,567
Microchip Technology, Inc.	160,449	14,633
Micron Technology, Inc.	335,597	387,376
Monolithic Power Systems, Inc.	14,583	20,159
NVIDIA Corp.	7,208,536	1,442,356
NXP Semiconductors N.V.	74,952	21,064
ON Semiconductor Corp.*	116,155	10,981
Qnity Electronics, Inc.	61,950	10,117
QUALCOMM, Inc.	313,419	57,917
Skyworks Solutions, Inc.†	43,975	2,981
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Semiconductors & Semiconductor Equipment – 18.9%continued
Teradyne, Inc.	46,460	$22,479
Texas Instruments, Inc.	270,687	80,684
		3,668,451
Software – 7.4%
Adobe, Inc.*	120,592	24,724
AppLovin Corp., Class A*	79,955	41,195
Autodesk, Inc.*	62,550	12,161
Cadence Design Systems, Inc.*	81,940	30,754
Crowdstrike Holdings, Inc., Class A*	75,675	57,751
Datadog, Inc., Class A*	98,211	25,570
Fair Isaac Corp.*	7,239	8,649
Fortinet, Inc.*	183,520	28,192
Gen Digital, Inc.	183,700	4,572
Intuit, Inc.	82,095	21,427
Microsoft Corp.	2,210,790	824,669
Oracle Corp.	504,685	73,962
Palantir Technologies, Inc., Class A*	682,888	79,672
Palo Alto Networks, Inc.*	241,182	82,248
PTC, Inc.*	33,878	3,849
Roper Technologies, Inc.	31,102	10,525
Salesforce, Inc.	243,110	38,086
ServiceNow, Inc.*	306,349	30,414
Synopsys, Inc.*	56,893	25,378
Trimble, Inc.*	68,255	3,493
Tyler Technologies, Inc.*	12,353	3,613
Workday, Inc., Class A*	60,153	7,364
		1,438,268
Specialized Real Estate Investment Trusts – 0.7%
American Tower Corp.	138,341	22,628
Crown Castle, Inc.	129,215	9,785
Digital Realty Trust, Inc.	99,291	17,831
Equinix, Inc.	29,302	30,544
Extra Space Storage, Inc.	65,462	9,512
Iron Mountain, Inc.	88,121	11,130
Public Storage†	47,654	15,169
SBA Communications Corp.	31,263	5,517
VICI Properties, Inc.	323,152	8,580
Weyerhaeuser Co.	212,374	5,084
		135,780
Specialty Retail – 1.5%
AutoZone, Inc.*	4,985	15,932
Best Buy Co., Inc.	59,312	4,501
Carvana Co.*	212,359	13,977
EQUITY FUNDS 154 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Specialty Retail – 1.5%continued
Home Depot (The), Inc.	296,286	$104,494
Lowe's Cos., Inc.	166,438	36,698
O'Reilly Automotive, Inc.*	247,888	22,828
Ross Stores, Inc.	96,470	20,534
TJX (The) Cos., Inc.	328,784	49,811
Tractor Supply Co.	171,623	5,425
Ulta Beauty, Inc.* †	13,548	6,110
Williams-Sonoma, Inc.	36,913	8,604
		288,914
Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	4,371,244	1,264,863
Dell Technologies, Inc., Class C	85,969	37,092
Hewlett Packard Enterprise Co.	393,757	17,762
HP, Inc.	279,380	6,130
NetApp, Inc.	58,369	9,033
Sandisk Corp.*	44,047	100,151
Seagate Technology Holdings PLC	66,681	64,347
Super Micro Computer, Inc.* †	167,496	4,913
Western Digital Corp.	102,501	65,470
		1,569,761
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	41,715	4,142
Lululemon Athletica, Inc.*	30,668	3,502
NIKE, Inc., Class B	355,660	14,600
Ralph Lauren Corp.	11,904	4,778
Tapestry, Inc.	61,520	9,005
		36,027
Tobacco – 0.6%
Altria Group, Inc.	496,231	35,704
Philip Morris International, Inc.	463,560	83,862
		119,566
Trading Companies & Distributors – 0.3%
Fastenal Co.	340,472	16,353
United Rentals, Inc.	18,796	21,293
W.W. Grainger, Inc.	13,010	17,699
		55,345
Water Utilities – 0.0%
American Water Works Co., Inc.	57,686	7,590
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.	138,763	$23,275
Total Common Stocks
(Cost $4,232,079)		19,184,418

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	26,327,879	26,328
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	181,914,628	181,915
Total Investment Companies
(Cost $208,243)		208,243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.58%, 10/15/26(5) (6)	$14,306	$14,150
Total Short-Term Investments
(Cost $14,155)		14,150

Total Investments – 100.1%
(Cost $4,454,477)		19,406,811
Liabilities less Other Assets – (0.1%)		(16,558)
NET ASSETS – 100.0%		$19,390,253

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  155 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	533	$201,161	Long	9/26	$1,461
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$19,184,418	$—	$—	$19,184,418
Investment Companies	208,243	—	—	208,243
Short-Term Investments	—	14,150	—	14,150
Total Investments	$19,392,661	$14,150	$—	$19,406,811
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,461	$—	$—	$1,461

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$10,645	$731	$194	$(786)	$31	$10,427	132,284	$39
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	20,864	165,939	160,475	—	—	26,328	26,327,879	22 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	252,358	107,796	178,239	—	—	181,915	181,914,628	2,221
Northern Trust Corp.	8,116	—	162	1,909	75	9,938	57,170	46
Total	$291,983	$274,466	$339,070	$1,123	$106	$228,608	208,431,961	$2,328

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 156 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	June 30, 2026 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 0.5%
ATI, Inc.*	4,637	$914
Howmet Aerospace, Inc.	4,030	1,083
		1,997
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	5,365	1,010
Expeditors International of Washington, Inc.	9,386	1,530
		2,540
Automobile Components – 0.1%
BorgWarner, Inc.	7,008	465
Automobiles – 1.1%
Tesla, Inc.*	9,401	3,954
Banks – 3.7%
Bank of America Corp.	17,205	980
Citigroup, Inc.	29,414	4,117
Commerce Bancshares, Inc.	11,272	651
First Hawaiian, Inc.	26,951	790
JPMorgan Chase & Co.	22,190	7,263
		13,801
Biotechnology – 3.6%
AbbVie, Inc.	21,812	5,489
Amgen, Inc.	8,870	3,212
Gilead Sciences, Inc.	24,949	3,152
Halozyme Therapeutics, Inc.*	5,348	419
Incyte Corp.*	10,193	1,155
		13,427
Broadline Retail – 3.5%
Amazon.com, Inc.*	43,085	10,269
eBay, Inc.	15,375	1,718
Etsy, Inc.*	12,608	950
		12,937
Building Products – 0.8%
Masco Corp.	8,058	655
Trane Technologies PLC	4,774	2,345
		3,000
Capital Markets – 3.9%
Affiliated Managers Group, Inc.	835	283
Bank of New York Mellon (The) Corp.	14,802	2,140
FactSet Research Systems, Inc.†	3,347	770
Franklin Resources, Inc.	54,175	1,802
Goldman Sachs Group (The), Inc.	765	774
Invesco Ltd.	57,662	1,522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Capital Markets – 3.9%continued
Janus Henderson Group PLC	24,279	$1,261
Morgan Stanley	19,235	4,021
State Street Corp.	11,057	1,875
		14,448
Chemicals – 1.2%
DuPont de Nemours, Inc.	10,320	1,400
Ecolab, Inc.	5,726	1,595
Sherwin-Williams (The) Co.	4,232	1,457
		4,452
Commercial Services & Supplies – 0.4%
Cintas Corp.	1,128	192
Veralto Corp.	12,675	1,124
		1,316
Communications Equipment – 0.8%
Cisco Systems, Inc.	21,832	2,564
F5, Inc.*	845	352
		2,916
Construction & Engineering – 0.4%
EMCOR Group, Inc.	1,905	1,581
Consumer Finance – 0.8%
Ally Financial, Inc.	10,931	502
SLM Corp.	39,264	1,019
Synchrony Financial	20,210	1,537
		3,058
Consumer Staples Distribution & Retail – 0.9%
Costco Wholesale Corp.	2,214	2,071
Dollar Tree, Inc.*	1,914	231
Walmart, Inc.	8,376	949
		3,251
Containers & Packaging – 0.5%
Avery Dennison Corp.	4,619	750
Crown Holdings, Inc.	8,968	1,003
		1,753
Diversified Telecommunication Services – 0.1%
Comcast Corp., Class A	19,422	477
Electric Utilities – 0.7%
Duke Energy Corp.	5,696	721
Evergy, Inc.	13,873	1,199
Exelon Corp.	13,987	652
		2,572
NORTHERN FUNDS QUARTERLY REPORT  157 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Electrical Equipment – 1.7%
Acuity, Inc.	2,928	$1,103
GE Vernova, Inc.	4,012	4,713
Rockwell Automation, Inc.	569	282
		6,098
Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	18,857	1,675
Energy Equipment & Services – 0.6%
SLB Ltd.	15,379	715
TechnipFMC PLC	20,196	1,339
		2,054
Entertainment – 1.2%
Electronic Arts, Inc.	8,034	1,647
Netflix, Inc.*	26,413	1,886
Spotify Technology S.A.*	1,663	764
		4,297
Financial Services – 2.8%
Berkshire Hathaway, Inc., Class B*	5,683	2,844
Equitable Holdings, Inc.	22,751	998
Fidelity National Information Services, Inc.	19,295	750
Mastercard, Inc., Class A	2,475	1,271
MGIC Investment Corp.	50,424	1,422
PayPal Holdings, Inc.	26,111	1,128
Visa, Inc., Class A	5,765	1,978
		10,391
Food Products – 0.4%
Hershey (The) Co.	7,384	1,296
Gas Utilities – 0.3%
UGI Corp.	37,177	1,284
Ground Transportation – 0.9%
Landstar System, Inc.	4,637	959
Union Pacific Corp.	8,457	2,300
		3,259
Health Care Equipment & Supplies – 0.5%
IDEXX Laboratories, Inc.*	2,785	1,466
ResMed, Inc.	2,668	520
		1,986
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	7,603	1,806
Cencora, Inc.	883	250
Cigna Group (The)	5,520	1,522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Providers & Services – 1.6%continued
DaVita, Inc.*	1,487	$331
McKesson Corp.	2,657	2,007
		5,916
Health Care Technology – 0.1%
Doximity, Inc., Class A*	18,297	379
Hotel & Resort Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc.	32,261	765
Hotels, Restaurants & Leisure – 2.0%
Airbnb, Inc., Class A*	3,313	474
Booking Holdings, Inc.	14,560	2,595
Chipotle Mexican Grill, Inc.*	7,073	241
Domino's Pizza, Inc.	690	204
Hilton Worldwide Holdings, Inc.	5,363	1,772
Las Vegas Sands Corp.	19,060	880
Travel + Leisure Co.	17,870	1,366
		7,532
Household Products – 2.0%
Church & Dwight Co., Inc.	15,535	1,505
Clorox (The) Co.	5,272	503
Colgate-Palmolive Co.	20,439	1,874
Kimberly-Clark Corp.	6,646	729
Procter & Gamble (The) Co.	19,094	2,800
		7,411
Independent Power & Renewable Electricity Producers – 0.6%
Brookfield Renewable Corp.†	24,736	918
Clearway Energy, Inc., Class C	34,392	1,176
		2,094
Industrial Conglomerates – 0.4%
3M Co.	9,256	1,499
Insurance – 2.1%
Aflac, Inc.	11,899	1,395
American International Group, Inc.	3,860	288
Hartford Insurance Group (The), Inc.	10,088	1,337
MetLife, Inc.	17,850	1,510
Prudential Financial, Inc.	9,619	1,038
Unum Group	14,711	1,315
Willis Towers Watson PLC	3,860	1,009
		7,892
Interactive Media & Services – 6.8%
Alphabet, Inc., Class A	56,532	20,203
Meta Platforms, Inc., Class A	8,533	4,806
		25,009
EQUITY FUNDS 158 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
IT Services – 1.2%
Accenture PLC, Class A	6,102	$759
Cognizant Technology Solutions Corp., Class A	6,867	266
International Business Machines Corp.	11,917	3,351
		4,376
Leisure Products – 0.6%
Hasbro, Inc.	15,386	1,271
YETI Holdings, Inc.*	18,928	938
		2,209
Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc.*	1,029	1,314
Waters Corp.*	3,623	1,359
		2,673
Machinery – 1.9%
Caterpillar, Inc.	4,632	4,933
Illinois Tool Works, Inc.	6,258	1,693
Otis Worldwide Corp.	2,717	194
Parker-Hannifin Corp.	321	314
		7,134
Media – 0.6%
Fox Corp., Class A	23,508	1,226
Versant Media Group, Inc.	26,422	952
		2,178
Metals & Mining – 0.6%
Newmont Corp.	23,615	2,206
Multi-Utilities – 0.4%
Consolidated Edison, Inc.	14,036	1,553
Oil, Gas & Consumable Fuels – 1.2%
Cheniere Energy, Inc.	4,546	1,087
Devon Energy Corp.	31,894	1,318
Exxon Mobil Corp.	9,399	1,285
Valero Energy Corp.	3,426	892
		4,582
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	33,289	1,918
Eli Lilly & Co.	2,686	3,222
Johnson & Johnson	9,006	2,287
Merck & Co., Inc.	13,489	1,733
Pfizer, Inc.	108,457	2,612
Zoetis, Inc.	13,642	980
		12,752
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Professional Services – 0.9%
Automatic Data Processing, Inc.	9,095	$2,037
Broadridge Financial Solutions, Inc.	9,228	1,264
		3,301
Real Estate Management & Development – 0.7%
CBRE Group, Inc., Class A*	9,159	1,234
Jones Lang LaSalle, Inc.*	4,424	1,371
		2,605
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	5,586	1,054
Retail Real Estate Investment Trusts – 0.4%
Brixmor Property Group, Inc.	6,570	207
Regency Centers Corp.	18,252	1,456
		1,663
Semiconductors & Semiconductor Equipment – 18.2%
Advanced Micro Devices, Inc.*	2,964	1,722
Analog Devices, Inc.	9,878	3,923
Applied Materials, Inc.	10,678	7,720
Broadcom, Inc.	31,502	11,900
Intel Corp.*	2,902	405
KLA Corp.	7,220	2,178
Lam Research Corp.	16,242	7,038
Micron Technology, Inc.	2,967	3,425
NVIDIA Corp.	138,135	27,640
QUALCOMM, Inc.	6,324	1,169
		67,120
Software – 7.6%
Adobe, Inc.*	5,324	1,091
AppLovin Corp., Class A*	2,655	1,368
Autodesk, Inc.*	7,104	1,381
Cadence Design Systems, Inc.*	3,687	1,384
Dropbox, Inc., Class A*	37,905	1,041
Fortinet, Inc.*	20,516	3,152
Intuit, Inc.	3,803	993
Microsoft Corp.	40,329	15,043
Palantir Technologies, Inc., Class A*	1,612	188
Pegasystems, Inc.	4,069	122
PTC, Inc.*	10,719	1,218
Salesforce, Inc.	4,704	737
Teradata Corp.*	8,218	285
		28,003
Specialty Retail – 1.6%
Home Depot (The), Inc.	8,787	3,099
NORTHERN FUNDS QUARTERLY REPORT  159 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Specialty Retail – 1.6%continued
Lowe's Cos., Inc.	3,205	$707
Ulta Beauty, Inc.*	901	406
Williams-Sonoma, Inc.	6,966	1,624
		5,836
Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	87,209	25,235
HP, Inc.	9,822	215
NetApp, Inc.	9,627	1,490
Western Digital Corp.	4,390	2,804
		29,744
Textiles, Apparel & Luxury Goods – 1.1%
Crocs, Inc.*	9,942	1,200
Deckers Outdoor Corp.*	13,297	1,320
Tapestry, Inc.	10,125	1,482
		4,002
Trading Companies & Distributors – 0.9%
Fastenal Co.	32,210	1,547
W.W. Grainger, Inc.	1,399	1,903
		3,450
Wireless Telecommunication Services – 0.4%
Millicom International Cellular S.A.	16,824	1,527
Total Common Stocks
(Cost $206,633)		366,750

RIGHTS – 0.0%
Capital Markets – 0.0%
TPG, Inc. (Contingent Value Rights)(1) *	14,889	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(2) (3) (4)	1,687,946	1,688
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	2,280,812	2,281
Total Investment Companies
(Cost $3,969)		3,969

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.64%, 10/15/26(5) (6)	$156	$154
Total Short-Term Investments
(Cost $154)		154

Total Investments – 100.4%
(Cost $210,756)		370,873
Liabilities less Other Assets – (0.4%)		(1,616)
NET ASSETS – 100.0%		$369,257

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	6	$2,264	Long	9/26	$14
EQUITY FUNDS 160 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$366,750	$—	$—	$366,750
Investment Companies	3,969	—	—	3,969
Short-Term Investments	—	154	—	154
Total Investments	$370,719	$154	$—	$370,873
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$14	$—	$—	$14

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$1,801	$4,366	$4,479	$1,688	1,687,946	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,766	23,149	27,634	2,281	2,280,812	36
Total	$8,567	$27,515	$32,113	$3,969	3,968,758	$36

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  161 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)
Australia – 1.3%
APA Group	62,258	$437
Aristocrat Leisure Ltd.	25,304	1,078
ASX Ltd.	9,430	348
Brambles Ltd.	62,237	840
CAR Group Ltd.	16,832	301
Cochlear Ltd.	3,335	282
Coles Group Ltd.	61,787	1,043
Commonwealth Bank of Australia	77,982	8,913
Computershare Ltd.	24,226	643
CSL Ltd.	22,549	1,796
Evolution Mining Ltd.	93,800	766
Fortescue Ltd.	76,176	1,015
Lynas Rare Earths Ltd.*	41,663	522
Macquarie Group Ltd.	16,869	2,936
Northern Star Resources Ltd.	64,328	847
PLS Group Ltd.*	144,849	507
QBE Insurance Group Ltd.	68,625	1,198
REA Group Ltd.	2,606	252
Sigma Healthcare Ltd.	241,655	461
Sonic Healthcare Ltd.	21,714	312
South32 Ltd.	202,600	545
Stockland	119,319	338
Suncorp Group Ltd.	48,481	647
Transurban Group	143,895	1,436
Vicinity Ltd.	171,653	306
WiseTech Global Ltd.	9,245	214
Woodside Energy Group Ltd.	89,254	1,728
		29,711
Austria – 0.1%
BAWAG Group A.G.	3,262	654
OMV A.G.	6,883	432
Verbund A.G.	3,266	207
		1,293
Belgium – 0.2%
Ageas S.A./N.V.	6,749	540
D'ieteren Group	1,051	205
Elia Group S.A./N.V.	2,032	323
KBC Group N.V.	10,644	1,452
Lotus Bakeries N.V.	20	266
Syensqo S.A.	3,470	256
UCB S.A.	5,636	1,687
		4,729
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Brazil – 0.3%
MercadoLibre, Inc.*	2,123	$3,604
Wheaton Precious Metals Corp.	21,143	2,378
		5,982
Canada – 3.2%
Agnico Eagle Mines Ltd.	23,768	3,693
AtkinsRealis Group, Inc.	7,605	472
Bank of Montreal	31,995	5,655
Bank of Nova Scotia (The)	57,058	4,959
BCE, Inc.	14,372	310
Brookfield Renewable Corp.	6,462	240
CAE, Inc.*	14,187	355
Cameco Corp.	20,371	2,076
Canadian Imperial Bank of Commerce	42,938	4,945
Canadian National Railway Co.	24,129	2,880
Canadian Tire Corp. Ltd., Class A	2,312	318
Celestica, Inc.*	5,307	1,936
CGI, Inc.	8,379	542
Descartes Systems Group (The), Inc.*	4,275	296
Dollarama, Inc.	12,505	1,654
Element Fleet Management Corp.	18,338	378
Enbridge, Inc.	100,983	5,476
FirstService Corp.	1,927	274
Fortis, Inc.	23,352	1,338
George Weston Ltd.	7,282	523
Gildan Activewear, Inc.	8,514	439
Hydro One Ltd.	15,248	629
Imperial Oil Ltd.	6,872	772
Intact Financial Corp.	8,403	1,734
Keyera Corp.	12,553	504
Kinross Gold Corp.	55,040	1,303
Loblaw Cos. Ltd.	26,098	1,184
Metro, Inc.	8,781	561
National Bank of Canada	17,995	2,841
Nutrien Ltd.	22,306	1,405
Pembina Pipeline Corp.	27,257	1,261
RB Global, Inc.	8,781	1,022
Shopify, Inc., Class A*	57,160	6,540
Sun Life Financial, Inc.	25,992	2,041
TELUS Corp.	18,800	199
TELUS Corp. (TSX)	6,214	66
Thomson Reuters Corp.	5,804	474
TMX Group Ltd.	12,481	409
EQUITY FUNDS 162 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Canada – 3.2%continued
Toronto-Dominion Bank (The)	76,829	$9,341
WSP Global, Inc.	6,304	782
		71,827
Chile – 0.1%
Antofagasta PLC	16,382	832
Lundin Mining Corp.	32,880	801
		1,633
China – 0.2%
BOC Hong Kong Holdings Ltd.	175,500	952
Prosus N.V.*	61,030	2,653
		3,605
Denmark – 0.6%
Coloplast A/S, Class B	5,780	330
Demant A/S*	4,111	168
DSV A/S	8,992	2,134
Genmab A/S*	2,824	774
Novo Nordisk A/S, Class B	150,103	7,201
Novonesis (Novozymes) B	16,664	1,053
Orsted A.S.(2) *	20,854	469
Pandora A/S	3,380	390
ROCKWOOL A/S, Class B	3,622	116
Vestas Wind Systems A/S	44,873	1,268
		13,903
Finland – 0.4%
Elisa OYJ	6,431	270
Kesko OYJ, Class B	12,014	269
Kone OYJ, Class B	14,847	845
Metso OYJ	29,993	521
Neste OYJ	19,425	632
Nokia OYJ	234,056	3,098
Orion OYJ, Class B	5,164	425
Sampo OYJ, Class A	113,133	1,189
Stora Enso OYJ (Registered)	27,451	293
UPM-Kymmene OYJ	24,990	663
		8,205
France – 2.4%
Aeroports de Paris S.A.†	1,504	196
Air Liquide S.A.	29,740	5,890
AXA S.A.	73,008	3,659
Ayvens S.A.	15,490	204
BNP Paribas S.A.	46,043	5,381
Bouygues S.A.	10,751	600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
France – 2.4%continued
Bureau Veritas S.A.	14,022	$429
Carrefour S.A.	27,239	506
Cie Generale des Etablissements Michelin S.C.A.	28,295	1,093
Credit Agricole S.A.	43,078	866
Danone S.A.	29,423	2,413
Dassault Systemes S.E.	31,952	651
Eiffage S.A.	3,190	471
EssilorLuxottica S.A.	14,049	2,636
Getlink S.E.	12,442	265
Hermes International S.C.A.	1,207	2,209
Ipsen S.A.	1,600	309
Kering S.A.	3,358	955
Legrand S.A.	12,000	2,025
L'Oreal S.A.	11,166	4,899
LVMH Moet Hennessy Louis Vuitton S.E.	11,624	6,437
Publicis Groupe S.A.	10,370	1,025
Rexel S.A.	10,228	447
Societe Generale S.A.	29,831	2,641
TotalEnergies S.E.	91,985	7,145
		53,352
Germany – 1.0%
adidas A.G.	7,565	1,551
Allianz S.E. (Registered)	17,769	8,409
Beiersdorf A.G.	4,420	380
Deutsche Boerse A.G.	8,476	2,313
Deutsche Lufthansa A.G. (Registered)	27,068	310
Evonik Industries A.G.	11,646	211
GEA Group A.G.	6,794	466
Heidelberg Materials A.G.	6,153	1,174
Henkel A.G. & Co. KGaA	4,674	370
HOCHTIEF A.G.	721	418
Knorr-Bremse A.G.	3,107	361
Merck KGaA	5,934	996
MTU Aero Engines A.G.	2,479	1,031
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,007	3,353
Scout24 S.E.	3,142	260
Symrise A.G.	6,387	641
Vonovia S.E.	32,550	803
Zalando S.E.*	9,628	279
		23,326
NORTHERN FUNDS QUARTERLY REPORT  163 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Hong Kong – 0.4%
AIA Group Ltd.	489,600	$4,491
CK Infrastructure Holdings Ltd.	29,500	225
Hong Kong & China Gas Co. Ltd.	513,463	427
Hong Kong Exchanges & Clearing Ltd.	55,800	2,593
MTR Corp. Ltd.	74,126	289
Sino Land Co. Ltd.	172,380	227
Sun Hung Kai Properties Ltd.	59,500	857
Swire Pacific Ltd., Class A	17,500	183
WH Group Ltd.(2)	372,500	395
		9,687
Ireland – 0.2%
AerCap Holdings N.V.	7,609	1,109
AIB Group PLC (Irish Stock Exchange)	99,585	1,170
Bank of Ireland Group PLC	44,895	895
Kerry Group PLC, Class A	7,330	673
Kingspan Group PLC	7,342	672
		4,519
Israel – 0.1%
Bank Hapoalim B.M.	60,267	1,390
Italy – 0.5%
Coca-Cola HBC A.G. - CDI*	9,650	630
Generali†	38,137	1,857
Intesa Sanpaolo S.p.A.	651,739	4,465
Moncler S.p.A.	9,812	569
Prysmian S.p.A.	13,186	2,215
Terna - Rete Elettrica Nazionale	65,158	762
		10,498
Ivory Coast – 0.0%
Endeavour Mining PLC	9,841	487
Japan – 5.9%
Aeon Co. Ltd.	102,600	847
Ajinomoto Co., Inc.	40,200	1,462
ANA Holdings, Inc.	6,800	125
Asahi Kasei Corp.	56,400	622
Asics Corp.	32,200	876
Astellas Pharma, Inc.	78,500	1,055
Bandai Namco Holdings, Inc.	24,100	563
Bridgestone Corp.	48,400	1,019
Dai Nippon Printing Co. Ltd.	16,300	299
Daifuku Co. Ltd.	14,800	658
Daiichi Life Group, Inc.	160,700	1,761
Daiichi Sankyo Co. Ltd.	80,200	1,287
Daikin Industries Ltd.	12,400	1,884
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 5.9%continued
Daito Trust Construction Co. Ltd.	13,200	$252
Daiwa House Industry Co. Ltd.	25,200	682
Daiwa Securities Group, Inc.	57,500	565
Disco Corp.	4,000	2,033
East Japan Railway Co.	44,200	926
Ebara Corp.	21,200	831
Eisai Co. Ltd.	12,805	324
ENEOS Holdings, Inc.	121,500	894
FANUC Corp.	43,100	1,971
Fast Retailing Co. Ltd.	8,900	4,552
Fuji Electric Co. Ltd.	6,400	542
FUJIFILM Holdings Corp.	52,700	1,134
Fujitsu Ltd.	79,500	1,587
Hankyu Hanshin Holdings, Inc.	10,600	279
Hitachi Ltd.	205,300	5,705
Hoya Corp.	15,600	2,516
Hulic Co. Ltd.	21,200	221
Ibiden Co. Ltd.	10,900	1,637
Isuzu Motors Ltd.	24,700	327
ITOCHU Corp.	258,400	2,971
Japan Exchange Group, Inc.	43,500	548
JFE Holdings, Inc.	26,100	251
JX Advanced Metals Corp.	26,100	722
Kao Corp.	41,200	817
KDDI Corp.	137,500	2,319
Kikkoman Corp.	31,300	321
Komatsu Ltd.	40,300	1,577
Kubota Corp.	44,500	745
LY Corp.	120,700	323
Marubeni Corp.	66,100	1,925
Mitsubishi Chemical Group Corp.	56,800	395
Mitsubishi Estate Co. Ltd.	48,300	1,229
Mitsui Fudosan Co. Ltd.	117,800	1,085
Mitsui Kinzoku Co. Ltd.	2,500	669
Mitsui OSK Lines Ltd.	15,800	506
Mizuho Financial Group, Inc.	109,900	5,277
Murata Manufacturing Co. Ltd.	75,500	5,441
NEC Corp.	57,800	1,403
Nippon Paint Holdings Co. Ltd.	48,200	314
Nippon Steel Corp.	223,300	740
Nippon Yusen K.K.	18,000	579
Nitori Holdings Co. Ltd.	18,400	274
Nitto Denko Corp.	31,300	617
Nomura Research Institute Ltd.	18,176	515
EQUITY FUNDS 164 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 5.9%continued
Obayashi Corp.	29,900	$605
Oriental Land Co. Ltd.	51,500	788
Osaka Gas Co. Ltd.	16,000	538
Pan Pacific International Holdings Corp.	89,800	458
Panasonic Holdings Corp.	107,900	3,030
Rakuten Group, Inc.*	66,100	308
Recruit Holdings Co. Ltd.	61,600	4,288
Renesas Electronics Corp.	81,000	2,447
Ryohin Keikaku Co. Ltd.	23,300	509
Sanrio Co. Ltd.	47,000	318
Secom Co. Ltd.	18,000	715
Seibu Holdings, Inc.	9,600	188
Sekisui House Ltd.	28,600	595
Shimizu Corp.	22,700	360
Shin-Etsu Chemical Co. Ltd.	76,200	3,323
Shiseido Co. Ltd.	17,900	289
SoftBank Corp.	1,327,900	1,700
SoftBank Group Corp.	173,000	6,491
Sompo Holdings, Inc.	38,300	1,461
Sony Group Corp.	271,200	5,438
Subaru Corp.	25,400	374
Sumitomo Metal Mining Co. Ltd.	11,000	514
Sumitomo Mitsui Financial Group, Inc.	169,300	6,619
Suntory Beverage & Food Ltd.	5,800	160
TDK Corp.	88,500	1,977
Tokio Marine Holdings, Inc.	83,200	3,684
Tokyo Electron Ltd.	20,900	10,107
Tokyo Gas Co. Ltd.	13,600	511
Toray Industries, Inc.	57,500	399
Unicharm Corp.	49,900	290
West Japan Railway Co.	18,200	305
Yamaha Motor Co. Ltd.	40,400	306
Yokogawa Electric Corp.	10,100	355
Yokohama Financial Group, Inc.	46,100	493
		130,942
Luxembourg – 0.0%
Eurofins Scientific S.E.	5,178	406
Netherlands – 2.2%
Akzo Nobel N.V.	6,759	458
ASML Holding N.V.	18,090	35,877
ING Groep N.V.	136,332	4,313
Koninklijke Ahold Delhaize N.V.	40,721	1,639
Koninklijke KPN N.V.	177,901	883
Magnum Ice Cream (The) Co. N.V.*	23,397	407
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Netherlands – 2.2%continued
NN Group N.V.	12,194	$1,069
NXP Semiconductors N.V.	11,686	3,284
Universal Music Group N.V.	47,793	1,001
Wolters Kluwer N.V.	10,550	682
		49,613
New Zealand – 0.1%
Auckland International Airport Ltd.	74,100	352
Contact Energy Ltd.	42,872	227
Meridian Energy Ltd.	60,296	199
Xero Ltd.*	7,957	400
		1,178
Nigeria – 0.0%
Airtel Africa PLC	34,897	152
Norway – 0.2%
Aker BP ASA	14,556	443
DNB Bank ASA	39,642	1,179
Equinor ASA	33,070	1,039
Gjensidige Forsikring ASA	9,500	257
Mowi ASA	20,184	373
Norsk Hydro ASA	58,847	530
Orkla ASA	31,952	337
Salmar ASA	3,073	144
Telenor ASA	27,251	392
		4,694
Poland – 0.0%
InPost S.A.*	11,374	200
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP S.A.	138,310	724
Galp Energia SGPS S.A.	18,769	400
Jeronimo Martins SGPS S.A.	12,141	232
		1,356
Singapore – 0.1%
CapitaLand Ascendas REIT*	188,021	363
CapitaLand Investment Ltd.†	105,058	203
Grab Holdings Ltd., Class A*	109,397	412
Keppel Ltd.	65,500	558
Sembcorp Industries Ltd.	44,000	217
Singapore Exchange Ltd.	38,400	718
		2,471
NORTHERN FUNDS QUARTERLY REPORT  165 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
South Africa – 0.1%
Anglo American PLC	49,481	$2,424
Spain – 0.8%
Acciona S.A.†	1,118	355
ACS Actividades de Construccion y Servicios S.A.	8,169	1,206
Aena SME S.A.(2)	35,429	1,080
Amadeus IT Group S.A.	19,976	1,147
Banco de Sabadell S.A.	224,259	797
CaixaBank S.A.	164,301	2,332
Cellnex Telecom S.A.*	22,241	666
Endesa S.A.	14,396	656
Iberdrola S.A.	284,030	7,089
Naturgy Energy Group S.A.	19,065	598
Redeia Corp. S.A.	19,908	339
Repsol S.A.	51,186	1,274
		17,539
Sweden – 0.8%
AddTech AB, Class B	11,420	402
Alfa Laval AB	13,264	790
Assa Abloy AB, Class B	44,731	1,580
Atlas Copco AB, Class A	117,660	2,388
Atlas Copco AB, Class B	67,329	1,193
Beijer Ref AB	20,436	299
Boliden AB	13,550	765
Epiroc AB, Class A	28,384	779
Epiroc AB, Class B	18,469	429
EQT AB	19,358	548
Essity AB, Class B	27,092	767
Evolution AB*	5,398	372
H&M Hennes & Mauritz AB, Class B†	20,797	358
Indutrade AB	13,648	282
Nibe Industrier AB, Class B	65,208	242
Sandvik AB	48,423	1,999
Securitas AB, Class B	23,115	380
Skanska AB, Class B	14,490	388
SKF AB, Class B	16,504	424
Svenska Cellulosa AB S.C.A., Class B	29,467	301
Swedish Orphan Biovitrum AB*	8,373	399
Tele2 AB, Class B	24,663	429
Telia Co. AB	111,983	545
Volvo AB, Class B	72,034	2,449
		18,508
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Switzerland – 1.4%
ABB Ltd. (Registered)	73,166	$7,939
Barry Callebaut A.G. (Registered)	162	225
Belimo Holding A.G. (Registered)	461	520
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	45	523
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	594
DSM-Firmenich A.G.	7,796	740
Galderma Group A.G.*	8,484	1,929
Geberit A.G. (Registered)	1,458	973
Givaudan S.A. (Registered)	429	1,818
Helvetia Baloise Holding A.G.	3,643	941
Kuehne + Nagel International A.G. (Registered)	2,237	543
Lonza Group A.G. (Registered)	3,250	2,193
SGS S.A. (Registered)	7,848	909
Sika A.G. (Registered)	7,174	1,478
Sonova Holding A.G. (Registered)	2,193	521
Straumann Holding A.G. (Registered)	5,355	704
Swiss Life Holding A.G. (Registered)	1,289	1,418
Swiss Prime Site A.G. (Registered)	3,709	605
Swisscom A.G. (Registered)	1,214	937
VAT Group A.G.	1,271	1,112
Zurich Insurance Group A.G.	6,974	5,151
		31,773
United Kingdom – 3.1%
3i Group PLC	45,040	1,486
Admiral Group PLC	12,166	575
Associated British Foods PLC	12,211	322
AstraZeneca PLC	70,511	13,191
Aviva PLC	143,344	1,237
BT Group PLC	271,628	685
Bunzl PLC	15,486	540
Coca-Cola Europacific Partners PLC	9,476	948
Compass Group PLC	78,938	2,550
HSBC Holdings PLC	801,087	15,217
Informa PLC	60,798	730
Intertek Group PLC	7,391	569
J Sainsbury PLC	81,663	347
Kingfisher PLC	82,304	310
Land Securities Group PLC	34,434	298
Legal & General Group PLC	248,082	942
Lloyds Banking Group PLC	2,711,833	4,001
London Stock Exchange Group PLC	20,613	2,232
EQUITY FUNDS 166 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United Kingdom – 3.1%continued
Melrose Industries PLC	60,635	$382
National Grid PLC	232,827	3,855
Pearson PLC	20,453	325
Reckitt Benckiser Group PLC	30,082	1,961
RELX PLC	83,273	2,623
Rentokil Initial PLC	114,562	649
Schroders PLC	36,611	285
Segro PLC	58,642	681
Smiths Group PLC	14,034	477
Spirax Group PLC	3,458	314
SSE PLC	56,856	1,838
Standard Life PLC	31,572	349
TechnipFMC PLC	18,240	1,209
Tesco PLC	298,315	1,822
Unilever PLC	101,833	6,112
Verisure PLC*	11,680	130
Vodafone Group PLC	868,649	1,148
		70,340
United States – 71.9%
3M Co.	24,593	3,982
Accenture PLC, Class A	28,615	3,561
Adobe, Inc.*	18,839	3,862
Advanced Micro Devices, Inc.*	75,977	44,136
Aegon Ltd.	56,364	479
Aflac, Inc.	21,637	2,537
Agilent Technologies, Inc.	12,889	1,712
Alcon A.G.	23,438	1,585
Allegion PLC	4,107	577
Allstate (The) Corp.	12,026	2,861
Alnylam Pharmaceuticals, Inc.*	6,115	1,841
Alphabet, Inc., Class A	271,321	96,962
Alphabet, Inc., Class C	215,393	76,105
American Express Co.	24,806	8,391
American Tower Corp.	21,683	3,547
American Water Works Co., Inc.	9,077	1,194
Ameriprise Financial, Inc.	4,243	1,946
Amgen, Inc.	25,168	9,114
Analog Devices, Inc.	22,767	9,042
Annaly Capital Management, Inc.	33,585	751
AP Moller - Maersk A/S, Class A†	114	263
AP Moller - Maersk A/S, Class B	163	387
Apollo Global Management, Inc.	19,429	2,299
Applied Materials, Inc.	36,986	26,741
Aptiv PLC*	9,836	604
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Arch Capital Group Ltd.*	16,294	$1,581
Ares Management Corp., Class A†	9,792	1,090
AT&T, Inc.	325,738	6,743
Atlassian Corp., Class A*	8,004	623
Atmos Energy Corp.	7,699	1,326
Autodesk, Inc.*	9,880	1,921
Automatic Data Processing, Inc.	18,782	4,206
AutoZone, Inc.*	769	2,458
Avery Dennison Corp.	3,424	556
Axon Enterprise, Inc.*	3,551	1,991
Baker Hughes Co.	46,379	2,574
Ball Corp.	11,892	742
Bank of New York Mellon (The) Corp.	32,149	4,649
Best Buy Co., Inc.	9,473	719
Biogen, Inc.*	6,826	1,475
Blackrock, Inc.	6,886	6,621
Booking Holdings, Inc.	36,519	6,509
Bristol-Myers Squibb Co.	95,311	5,492
Broadridge Financial Solutions, Inc.	5,411	741
Bunge Global S.A.	6,007	641
Burlington Stores, Inc.*	2,888	915
C.H. Robinson Worldwide, Inc.	5,393	1,016
Cadence Design Systems, Inc.*	12,833	4,816
Capital One Financial Corp.	27,794	5,576
Carlisle Cos., Inc.	1,956	710
Carnival Corp. Ltd.	59,427	1,698
Carrier Global Corp.	35,117	2,576
Carvana Co.*	29,869	1,966
Caterpillar, Inc.	21,690	23,098
Cboe Global Markets, Inc.	4,863	1,180
CBRE Group, Inc., Class A*	13,797	1,858
Cencora, Inc.	8,620	2,439
Charles Schwab (The) Corp.	77,082	7,112
Cheniere Energy, Inc.	9,568	2,287
Chipotle Mexican Grill, Inc.*	60,913	2,071
Church & Dwight Co., Inc.	10,893	1,055
Cigna Group (The)	12,314	3,395
Citizens Financial Group, Inc.	19,628	1,375
Clorox (The) Co.	5,799	553
CMS Energy Corp.	14,325	1,096
CNH Industrial N.V.	39,957	449
Coca-Cola (The) Co.	180,709	14,686
Colgate-Palmolive Co.	35,602	3,264
Comcast Corp., Class A	167,499	4,112
NORTHERN FUNDS QUARTERLY REPORT  167 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Comfort Systems U.S.A., Inc.	1,643	$3,256
Consolidated Edison, Inc.	16,955	1,876
Cooper (The) Cos., Inc.*	9,246	663
Costco Wholesale Corp.	20,680	19,345
CRH PLC	31,123	3,330
Crown Castle, Inc.	20,213	1,531
CSX Corp.	86,961	4,133
Cummins, Inc.	6,402	4,566
D.R. Horton, Inc.	12,198	1,987
Danaher Corp.	29,597	5,638
Darden Restaurants, Inc.	5,278	1,087
Deckers Outdoor Corp.*	6,734	669
Deere & Co.	11,352	7,201
Delta Air Lines, Inc.	7,685	720
Dick's Sporting Goods, Inc.	2,705	613
Digital Realty Trust, Inc.	15,950	2,864
Dollar General Corp.	10,258	1,181
Domino's Pizza, Inc.	1,468	435
Dover Corp.	6,298	1,412
Eaton Corp. PLC	17,973	7,659
eBay, Inc.	19,873	2,221
Ecolab, Inc.	11,676	3,253
Edison International	18,091	1,347
Edwards Lifesciences Corp.*	26,849	2,429
Electronic Arts, Inc.	10,528	2,159
Elevance Health, Inc.	10,110	3,910
Eli Lilly & Co.	37,427	44,891
EMCOR Group, Inc.	2,065	1,714
Equinix, Inc.	4,604	4,799
Estee Lauder (The) Cos., Inc., Class A	11,344	896
Eversource Energy	17,459	1,262
Exelon Corp.	47,443	2,212
Expedia Group, Inc.	5,441	1,392
Expeditors International of Washington, Inc.	6,151	1,002
F5, Inc.*	2,602	1,082
Fair Isaac Corp.*	1,092	1,305
Ferguson Enterprises, Inc.	9,078	2,154
Ferrovial N.V.	22,495	1,543
Fidelity National Information Services, Inc.	23,649	919
Fifth Third Bancorp	41,692	2,350
First Solar, Inc.*	4,758	1,123
Fiserv, Inc.*	24,685	1,211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Fortive Corp.	13,538	$827
Fox Corp., Class A	9,488	495
Fox Corp., Class B	6,431	301
Garmin Ltd.	7,577	1,800
GE Vernova, Inc.	12,562	14,759
General Electric Co.	48,697	18,200
General Mills, Inc.	25,329	881
Genuine Parts Co.	6,638	783
Gilead Sciences, Inc.	57,905	7,316
Graco, Inc.	7,388	559
Halliburton Co.	38,841	1,319
Hartford Insurance Group (The), Inc.	12,845	1,702
Hershey (The) Co.	6,851	1,202
Hewlett Packard Enterprise Co.	61,593	2,778
Hilton Worldwide Holdings, Inc.	10,653	3,520
Home Depot (The), Inc.	46,156	16,278
Hubbell, Inc.	2,484	1,300
Humana, Inc.	5,553	2,206
Huntington Bancshares, Inc.	94,105	1,668
Hyatt Hotels Corp., Class A	1,877	364
IDEX Corp.	3,453	784
IDEXX Laboratories, Inc.*	3,710	1,953
Incyte Corp.*	7,976	904
Ingersoll Rand, Inc.	18,114	1,485
Insulet Corp.*	3,218	490
Intercontinental Exchange, Inc.	26,432	3,254
InterContinental Hotels Group PLC	6,544	1,129
International Business Machines Corp.	43,716	12,293
International Flavors & Fragrances, Inc.	11,624	921
International Paper Co.	23,928	912
Intuit, Inc.	12,893	3,365
IQVIA Holdings, Inc.*	7,970	1,540
Iron Mountain, Inc.	13,792	1,742
Jacobs Solutions, Inc.	5,612	707
JB Hunt Transport Services, Inc.	3,537	1,024
Johnson & Johnson	112,345	28,532
Johnson Controls International PLC	28,573	4,175
Kenvue, Inc.	89,472	1,710
Keurig Dr. Pepper, Inc.	59,924	1,961
KeyCorp	42,626	983
Keysight Technologies, Inc.*	7,958	2,786
Kimberly-Clark Corp.	15,332	1,683
Kroger (The) Co.	25,821	1,434
Labcorp Holdings, Inc.	3,883	1,087
EQUITY FUNDS 168 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Lam Research Corp.	58,204	$25,222
Lennox International, Inc.	1,448	830
Linde PLC	21,615	11,217
Lowe's Cos., Inc.	26,125	5,760
LPL Financial Holdings, Inc.	3,779	1,064
Lululemon Athletica, Inc.*	4,431	506
Marathon Petroleum Corp.	13,709	3,505
Marsh & McLennan Cos., Inc.	22,555	3,759
Martin Marietta Materials, Inc.	2,828	1,631
Marvell Technology, Inc.	39,734	11,836
Mastercard, Inc., Class A	38,176	19,607
McCormick & Co., Inc. (Non Voting)	12,156	613
McDonald's Corp.	33,132	8,956
Merck & Co., Inc.	115,345	14,822
MetLife, Inc.	25,953	2,196
Mettler-Toledo International, Inc.*	940	1,201
Microsoft Corp.	328,741	122,627
Monster Beverage Corp.*	33,051	3,177
Moody's Corp.	7,021	3,180
Morgan Stanley	55,261	11,552
Nasdaq, Inc.(4)	20,858	1,644
NetApp, Inc.	9,213	1,426
Newmont Corp.	50,392	4,707
NiSource, Inc.	23,127	1,100
Northern Trust Corp.(4)	8,263	1,436
Novartis A.G. (Registered)	85,459	13,382
NRG Energy, Inc.	9,358	1,367
Nucor Corp.	10,339	2,303
NVIDIA Corp.	1,075,805	215,258
NVR, Inc.*	121	824
Old Dominion Freight Line, Inc.	8,665	1,877
ONEOK, Inc.	29,491	2,564
O'Reilly Automotive, Inc.*	38,776	3,571
Palo Alto Networks, Inc.*	37,796	12,889
Paychex, Inc.	14,696	1,445
PayPal Holdings, Inc.	39,970	1,726
Pentair PLC	7,713	591
PepsiCo, Inc.	63,207	8,558
Phillips 66	18,744	3,169
PNC Financial Services Group (The), Inc.	18,791	4,627
PPG Industries, Inc.	10,374	1,258
Principal Financial Group, Inc.	10,126	1,091
Procter & Gamble (The) Co.	108,371	15,891
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Progressive (The) Corp.	27,305	$5,965
Prologis, Inc.	43,570	5,902
Prudential Financial, Inc.	16,139	1,742
PTC, Inc.*	5,456	620
PulteGroup, Inc.	9,019	1,237
QIAGEN N.V.	8,922	346
Quanta Services, Inc.	6,997	5,038
Quest Diagnostics, Inc.	5,236	1,110
Raymond James Financial, Inc.	8,340	1,268
Regions Financial Corp.	39,676	1,198
Rivian Automotive, Inc., Class A* †	38,394	666
Rockwell Automation, Inc.	5,227	2,588
Ross Stores, Inc.	14,773	3,144
Royal Caribbean Cruises Ltd.	11,821	3,753
Royalty Pharma PLC, Class A	18,674	1,047
S&P Global, Inc.	14,132	5,755
Salesforce, Inc.	37,175	5,824
SBA Communications Corp.	4,951	874
Schneider Electric S.E.	25,576	8,391
Seagate Technology Holdings PLC	10,181	9,825
Sempra	30,596	2,837
ServiceNow, Inc.*	48,607	4,826
SLB Ltd.	70,054	3,257
Smurfit Westrock PLC	23,745	1,100
Smurfit Westrock PLC (New York Exchange)	1,088	50
Spotify Technology S.A.*	6,837	3,139
State Street Corp.	13,181	2,235
Steel Dynamics, Inc.	6,465	1,483
STERIS PLC	4,637	976
Stryker Corp.	16,136	5,080
Sunbelt Rentals Holdings, Inc.	19,219	1,403
Swiss Re A.G.	13,926	2,216
Synchrony Financial	16,158	1,229
Synopsys, Inc.*	8,483	3,784
Sysco Corp.	22,411	1,873
T. Rowe Price Group, Inc.	10,034	1,141
Targa Resources Corp.	9,691	2,599
Target Corp.	21,007	2,744
Tesla, Inc.*	131,155	55,164
TJX (The) Cos., Inc.	51,687	7,831
Tractor Supply Co.	24,948	789
Trane Technologies PLC	10,266	5,042
TransUnion	9,187	663
NORTHERN FUNDS QUARTERLY REPORT  169 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 71.9%continued
Travelers (The) Cos., Inc.	9,909	$3,271
Trimble, Inc.*	10,721	549
Truist Financial Corp.	57,487	2,864
Twilio, Inc., Class A*	6,719	1,386
U.S. Bancorp	72,572	4,383
Ulta Beauty, Inc.*	1,993	899
Union Pacific Corp.	27,707	7,536
United Rentals, Inc.	2,942	3,333
Valero Energy Corp.	13,893	3,618
Veeva Systems, Inc., Class A*	6,906	1,226
Veralto Corp.	11,561	1,025
Verisk Analytics, Inc.	6,160	1,106
Verizon Communications, Inc.	195,017	8,257
Vertex Pharmaceuticals, Inc.*	11,816	5,869
Visa, Inc., Class A	78,377	26,890
W.W. Grainger, Inc.	2,043	2,779
Walt Disney (The) Co.	82,574	7,948
Waters Corp.*	4,592	1,722
Welltower, Inc.	32,870	7,460
West Pharmaceutical Services, Inc.	3,344	1,200
Western Digital Corp.	16,129	10,302
Weyerhaeuser Co.	33,015	790
Williams (The) Cos., Inc.	57,097	4,245
Williams-Sonoma, Inc.	5,575	1,300
Willis Towers Watson PLC	4,319	1,129
Workday, Inc., Class A*	9,895	1,211
XPO, Inc.*	5,274	1,083
Xylem, Inc.	11,321	1,338
Yum! Brands, Inc.	12,996	2,078
Zimmer Biomet Holdings, Inc.	8,994	774
Zoetis, Inc.	19,716	1,417
Zscaler, Inc.*	4,906	692
		1,610,291
Total Common Stocks
(Cost $1,043,349)		2,186,034

CONVERTIBLE PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Sartorius A.G., 0.32%(5)	1,200	315
Total Convertible Preferred Stocks
(Cost $303)		315

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Henkel A.G. & Co. KGaA, 2.82%(5)	6,728	$565
Total Preferred Stocks
(Cost $462)		565

RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.*	8,169	17
United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) (6) (7) *	2,380	—
TPG, Inc. (Contingent Value Rights)(3) *	10,535	—
		—
Total Rights
(Cost $17)		17

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(8) (9) (10)	1,443,209	1,443
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(8) (9)	28,982,808	28,983
Total Investment Companies
(Cost $30,426)		30,426

Total Investments – 99.1%
(Cost $1,074,557)		2,217,357
Other Assets less Liabilities – 0.9%		21,178
Net Assets – 100.0%		$2,238,535

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2026, the value of these securities amounted to approximately $1,944,000 or 0.1%
of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
EQUITY FUNDS 170 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
(6)	Restricted security. At June 30, 2026, the value of this restricted security amounted to $0 or 0.0% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ABIOMED, Inc. (Contingent Value Rights)	12/23/22	$—

(7)	Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2026 is disclosed.
(10)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Hong Kong Dollar	4,388	United States Dollar	562	9/16/26	$1
Bank of Montreal	New Zealand Dollar	124	United States Dollar	73	9/16/26	3
JPMorgan Chase	Danish Krone	1,528	United States Dollar	240	9/16/26	5
JPMorgan Chase	Swiss Franc	728	United States Dollar	938	9/16/26	29
JPMorgan Chase	United States Dollar	745	Euro	650	9/16/26	—*
JPMorgan Chase	United States Dollar	597	Japanese Yen	96,450	9/16/26	—*
Toronto-Dominion Bank	United States Dollar	500	British Pound	380	9/16/26	4
Toronto-Dominion Bank	United States Dollar	367	Canadian Dollar	520	9/16/26	1
Toronto-Dominion Bank	United States Dollar	968	Euro	850	9/16/26	6
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Toronto-Dominion Bank	United States Dollar	434	Swiss Franc	350	9/16/26	$3
Subtotal Appreciation						52
Bank of Montreal	United States Dollar	1,028	Canadian Dollar	1,416	9/16/26	(26)
Barclays	United States Dollar	609	Euro	520	9/16/26	(13)
Barclays	United States Dollar	380	Japanese Yen	60,070	9/16/26	(9)
JPMorgan Chase	Euro	360	United States Dollar	412	9/16/26	(1)
JPMorgan Chase	United States Dollar	173	Euro	148	9/16/26	(3)
Morgan Stanley	United States Dollar	61	Australian Dollar	85	9/16/26	(2)
Morgan Stanley	United States Dollar	293	British Pound	218	9/16/26	(4)
Toronto-Dominion Bank	United States Dollar	1,330	Japanese Yen	212,586	9/16/26	(14)
Subtotal Depreciation						(72)
Total						$(20)

*	Amounts round to less than a thousand.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	98	$36,986	Long	9/26	$325
Euro Stoxx 50 (Euro)	59	4,285	Long	9/26	38
FTSE 100 Index (British Pound)	18	2,517	Long	9/26	(3)
S&P/TSX 60 Index (Canadian Dollar)	5	1,449	Long	9/26	1
SPI 200 Index (Australian Dollar)	11	1,671	Long	9/26	(11)
Topix Index (Japanese Yen)	6	1,477	Long	9/26	44
Total					$394
NORTHERN FUNDS QUARTERLY REPORT  171 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	28.7%
Financials	15.5
Industrials	10.7
Communication Services	9.9
Health Care	9.9
Consumer Discretionary	8.7
Consumer Staples	5.2
Materials	3.1
Energy	2.6
Real Estate	1.7
Utilities	1.7
Short-Term Investments	1.4
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$5,982	$—	$—	$5,982
Canada	71,827	—	—	71,827
Chile	801	832	—	1,633
Ireland	1,109	3,410	—	4,519
Netherlands	3,284	46,329	—	49,613
Singapore	412	2,059	—	2,471
United Kingdom	2,157	68,183	—	70,340
United States	1,578,067	32,224	—	1,610,291
All Other Countries(1)	—	369,358	—	369,358
Total Common Stocks	1,663,639	522,395	—	2,186,034
Convertible Preferred Stocks	—	315	—	315
Preferred Stocks	—	565	—	565
Rights(1)	17	—	— *	17
Investment Companies	30,426	—	—	30,426
Total Investments	$1,694,082	$523,275	$—	$2,217,357
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$52	$—	$52
Futures Contracts	408	—	—	408
Liabilities
Forward Foreign Currency Exchange Contracts	—	(72)	—	(72)
Futures Contracts	(14)	—	—	(14)
Total Other Financial Instruments	$394	$(20)	$—	$374

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$1,771	$—	$—	$(127)	$—	$1,644	20,858	$6
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	696	10,137	9,390	—	—	1,443	1,443,209	1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,959	52,799	51,775	—	—	28,983	28,982,808	253
Northern Trust Corp.	1,210	—	67	260	33	1,436	8,263	7
Total	$31,636	$62,936	$61,232	$133	$33	$33,506	30,455,138	$267

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 172 NORTHERN FUNDS QUARTERLY REPORT